UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St.,

San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31, 2012

Date of reporting period: February 28, 2013

ITEM 1.	REPORT TO SHAREHOLDERS

Wells Fargo Advantage

Adjustable Rate Government Fund

Semi-Annual Report

February 28, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 28, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $225 billion in assets under management, as of February 28, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Adjustable Rate Government Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Fixed-income performance was best among lower-rated corporate bonds and commercial mortgage-backed securities, as continued monetary accommodation from the U.S. Federal Reserve strengthened the demand for securities with higher yields.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Adjustable Rate Government Fund, which covers the six-month period that ended February 28, 2013. During the period, fixed-income performance was best among lower-rated corporate bonds and commercial mortgage-backed securities (CMBS), as continued monetary accommodation from the U.S. Federal Reserve (Fed) strengthened the demand for securities with higher yields. However, the longest-maturity segments of the fixed-income market generally underperformed the mid-maturity and short-maturity segments because longer-maturity U.S. Treasury yields shifted higher, most notably in January 2013, thereby influencing a decline in the prices of longer-maturity fixed-income securities.

Credit sectors rallied for much of the second half of 2012, outperforming U.S. Treasuries.

As policymaking in Europe during the summer months of 2012 began to reassure global credit markets that the euro would likely survive and that all appropriate measures would be taken to bolster European debt markets, lower-rated securities in the U.S. once again rallied in price, significantly outpacing the returns from U.S. Treasuries. Corporate bonds and CMBS were once again the best-performing sectors of the core fixed income markets from August 2012 through the end of the year, as they had been before the European credit crisis escalated in the spring.

In December 2012, the Fed reaffirmed its commitment to highly accommodative monetary policy, citing its dual mandate of fostering maximum employment and price stability. For the first time since the financial crisis began in 2008, the Fed formally announced specific target ranges that could trigger a change to its highly accommodative monetary policy, most notably that exceptionally low interest rates would be appropriate at least as long as the unemployment rate remained above 6.5% and inflation expectations were no more than half a percentage point above its 2.0% inflation target. These thresholds were the first official measures of when and how a change to monetary policy may take effect.

U.S. Treasury yields shift significantly higher in January 2013.

With growing confidence in the U.S. economy and improving stability in the European credit markets, longer-maturity U.S. Treasury yields began to shift significantly higher in January 2013. The yield on the 10-year U.S. Treasury note ratcheted higher to 2.00% in January 2013, after finishing 2012 at 1.75% and reaching a modern-era record low of 1.41% in late July 2012. The 30-year U.S. Treasury bond finished the period at a yield of 3.09%, up from 2.58% at the start of the period. Thus, during the period, longer-maturity securities felt the pressure of yields shifting higher, which eroded some of their pricing. The best-performing sections of the yield curve were generally in the five- to 10-year range, which benefited from relatively adequate yields while remaining mostly insulated from the price erosion in maturities of 10 years and longer.

Despite this persistent trend toward higher yields during the final three months of the period, which chipped away at some security prices, several areas of the taxable fixed income markets continued to generate relatively compelling returns, considering the extraordinarily low level of interest rates. Spreads in the corporate bond sector continued to tighten while U.S. Treasury yields shifted higher, thus providing some protection against price erosion. CMBS spreads also tightened during the period resulting in some of the strongest six-month returns in the taxable investment-grade sectors. Within the Barclays U.S. Aggregate Bond Index1, the CMBS sector returned 2.35% during the six-month period, the corporate

1.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	3

sector returned 1.64%, and the U.S. Treasury sector returned (0.67)%. The lower-rated credit tiers continued to outperform each respectively higher credit tier during the period, despite the rising yield influence in the longest maturities.

Overall, the theme for the six-month period in the U.S. fixed income markets was relatively strong performance from the corporate and CMBS sectors, particularly in the lower-rated credit tiers, with a protracted decline in prices of U.S. Treasuries. On the whole, most credit-related sectors generated relatively generous returns during the six-month period considering the extraordinarily low level of interest rates. However, the trend from previous periods of strong performance from longer-maturity securities began to unwind in January and February 2013. During this period, credit risks were rewarded better than interest rate risks, meaning that higher-yield compensation from lower-rated securities performed better than higher-yield compensation from longer-maturity securities, which experienced price pressures. Investment strategies that focused on mid-to lower-rated credit tiers and mid-maturity securities generally saw the strongest returns during the period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 110 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Most credit-related sectors generated relatively generous returns during the six-month period considering the extraordinarily low level of interest rates.

Notice to shareholders

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the following modifications to certain Class A sales load waiver privileges, with each change becoming effective on July 1, 2013:

■	Annuity payments received under an annuity option or from death proceeds will no longer qualify for net asset value (NAV) repurchase privileges.

■	The ability to reinvest redemption proceeds at NAV will be reduced from 120 days to 90 days.

■	NAV purchase privileges for certain types of “grandfathered” shareholders will be modified to remove the ability to purchase Class A shares at NAV, unless those shares are held directly with the Fund.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Adjustable Rate Government Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income consistent with capital preservation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael J. Bray, CFA

Christopher Y. Kauffman, CFA

Average annual total returns1 (%) as of February 28, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (ESAAX)	6-30-2000	(0.73)	1.65	2.35	1.34	2.07	2.56	0.82	0.75
Class B (ESABX)*	6-30-2000	(0.81)	1.46	2.27	0.69	1.46	2.27	1.57	1.50
Class C (ESACX)	6-30-2000	(0.41)	1.31	1.82	0.59	1.31	1.82	1.57	1.50
Administrator Class (ESADX)	7-30-2010	–	–	–	1.48	2.21	2.73	0.76	0.61
Institutional Class (EKIZX)	10-1-1991	–	–	–	1.71	2.35	2.85	0.49	0.47
Barclays 6-Month Treasury Bill Index[4]	–	–	–	–	0.21	0.80	2.08	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class B shares, the maximum contingent deferred sales charge is 1.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	5

Ten largest long-term holdings[5] (%) as of February 28, 2013
FNMA, 2.95%, 10-1-2033	1.70
FNMA, 2.81%, 11-1-2035	1.49
FNMA Series 2003-W18 Class 2A, 3.36%, 6-25-2043	1.41
FHLMC Series T-67 Class 1A1C, 3.05%, 3-25-2036	1.34
FHLMC, 2.48%, 9-1-2030	1.27
FNMA, 2.33%, 12-1-2040	1.12
FNMA Series 2002-66 Class A3, 3.10%, 4-25-2042	1.07
SBA, 4.01%, 9-25-2037	1.06
FNMA, 2.49%, 2-1-2036	1.04
FNMA Series 2006-W1 Class 3A, 2.20%, 10-25-2045	1.04

Portfolio allocation[6] as of February 28, 2013

1.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Adjustable Rate Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through December 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.74% for Class A, 1.49% for Class B, 1.49% for Class C, 0.60% for Administrator Class, and 0.46% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays 6-Month Treasury Bill Index tracks the performance and attributes of recently issued 6-month U.S. Treasury Bills. The index follows Barclays monthly rebalancing conventions. You cannot invest directly in an index.

5.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Portfolio allocation is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Adjustable Rate Government Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2012 to February 28, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2012	Ending account value 2-28-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,002.82	$3.67	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$3.71	0.74%
Class B
Actual	$1,000.00	$1,000.18	$7.39	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.41	$7.45	1.49%
Class C
Actual	$1,000.00	$999.10	$7.39	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.41	$7.45	1.49%
Administrator Class
Actual	$1,000.00	$1,003.51	$2.98	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%
Institutional Class
Actual	$1,000.00	$1,005.20	$2.39	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.41	0.48%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	7

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/adjustablerategovt.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSR, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 94.56%
FDIC Series 2010-S1 Class 1A ±144A	0.75%	2-25-2048	$9,623,032	$9,642,162	0.67%
FHLMC	0.24-8.50	1-1-2016 to 3-25-2043	282,210,061	299,427,036	20.80
FHLMC ±	2.33	6-1-2036	10,513,669	11,167,010	0.77
FHLMC ±	2.36	3-1-2035	9,988,533	10,658,331	0.74
FHLMC ±	2.36	7-1-2036	7,922,161	8,455,614	0.59
FHLMC ±	2.38	8-1-2035	7,300,323	7,803,022	0.54
FHLMC ±	2.40	2-1-2035	9,153,053	9,769,404	0.68
FHLMC ±	2.41	10-1-2035	7,529,057	8,081,503	0.56
FHLMC ±	2.41	12-1-2034	7,489,997	8,011,559	0.56
FHLMC ±	2.42	4-1-2034	8,739,071	9,374,481	0.65
FHLMC ±	2.43	7-1-2034	12,247,674	13,017,162	0.90
FHLMC ±	2.43	3-1-2037	8,264,100	8,845,193	0.61
FHLMC ±	2.48	9-1-2030	17,158,787	18,289,227	1.27
FHLMC ±	2.71	8-1-2030	9,045,308	9,678,007	0.67
FHLMC ±	2.87	9-1-2035	7,856,861	8,421,680	0.58
FHLMC ±	2.91	2-1-2036	10,557,330	11,265,955	0.78
FHLMC ±	2.97	2-1-2036	8,426,840	9,019,423	0.63
FHLMC Series T-67 Class 1A1C ±	3.05	3-25-2036	18,504,924	19,332,279	1.34
FHLMC Series T-67 Class 2A1C ±	3.06	3-25-2036	10,303,443	10,819,069	0.75
FNMA	0.75-12.50	3-1-2014 to 12-1-2050	414,319,525	442,087,845	30.70
FNMA ±	2.07	10-1-2035	12,277,520	12,891,678	0.89
FNMA ±	2.10	12-1-2035	11,603,745	12,206,406	0.85
FNMA ±	2.26	9-1-2032	9,882,007	10,521,030	0.73
FNMA ±	2.33	12-1-2040	15,134,809	16,164,946	1.12
FNMA ±	2.33	7-1-2048	7,836,876	8,358,576	0.58
FNMA ±	2.35	2-1-2035	7,437,416	7,945,687	0.55
FNMA ±	2.37	7-1-2035	9,069,605	9,662,613	0.67
FNMA ±	2.37	1-1-2038	9,489,360	10,125,155	0.70
FNMA ±	2.37	5-1-2042	9,922,660	10,579,639	0.73
FNMA ±	2.37	7-1-2038	9,678,858	10,401,970	0.72
FNMA ±	2.40	9-1-2039	11,236,053	12,067,723	0.84
FNMA ±	2.42	7-1-2048	10,242,763	10,940,997	0.76
FNMA ±	2.43	3-1-2035	7,796,399	8,337,181	0.58
FNMA ±	2.44	12-1-2040	8,531,308	9,130,795	0.63
FNMA ±	2.45	4-1-2036	7,870,698	8,447,282	0.59
FNMA ±	2.49	2-1-2036	14,068,519	15,008,834	1.04
FNMA ±	2.56	5-1-2036	8,008,530	8,570,459	0.59
FNMA ±	2.66	2-1-2036	8,200,385	8,777,438	0.61
FNMA ±	2.74	5-1-2033	8,393,603	8,889,964	0.62
FNMA ±	2.79	8-1-2039	9,321,265	9,921,721	0.69
FNMA ±	2.81	11-1-2035	19,819,201	21,466,466	1.49
FNMA ±	2.89	9-1-2037	9,291,505	9,955,392	0.69
FNMA ±	2.90	1-1-2036	13,870,737	14,797,490	1.03
FNMA ±	2.95	10-1-2033	22,826,023	24,466,142	1.70

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Adjustable Rate Government Fund	Summary portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities (continued)
FNMA Series 2001-T12 Class A4 ±	3.36%	8-25-2041	$10,123,005	$10,767,283	0.75%
FNMA Series 2002-66 Class A3 ±	3.10	4-25-2042	14,364,266	15,407,471	1.07
FNMA Series 2003-W18 Class 2A ±	3.36	6-25-2043	19,091,938	20,316,763	1.41
FNMA Series 2004-W12 Class 2A ±	3.42	6-25-2044	9,788,844	10,486,876	0.73
FNMA Series 2004-W15 Class 3A ±	2.78	6-25-2044	13,359,964	14,284,379	0.99
FNMA Series 2006-W1 Class 3A ±	2.20	10-25-2045	14,129,564	14,965,822	1.04
GNMA	0.70-9.00	8-20-2015 to 9-20-2062	36,392,887	38,132,140	2.53
GNMA ±	2.10	8-20-2062	9,621,297	10,304,111	0.72
SBA ±	4.01	9-25-2037	13,082,880	15,355,888	1.07
Other securities				883,242	0.06

Total Agency Securities (Cost $1,333,936,801)				1,363,705,521	94.56

	Yield		Shares

Short-Term Investments: 5.75%

Investment Companies: 5.74%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)	0.01		82,744,393	82,744,393	5.74

	Interest rate		Principal
U.S. Treasury Securities: 0.01%
U.S. Treasury Bill #(z)	0.06	3-21-2013	$200,000	199,993	0.01

Total Short-Term Investments (Cost $82,944,386)				82,944,386	5.75

Total investments in securities
(Cost $1,416,881,187) *				1,446,649,907	100.31%
Other assets and liabilities, net				(4,509,789)	(0.31)

Total net assets				$1,442,140,118	100.00%

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

*	Cost for federal income tax purposes is $1,417,851,315 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$31,001,805
Gross unrealized depreciation	(2,203,213)

Net unrealized appreciation	$28,798,592

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—February 28, 2013 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	9

Assets
Investments
In unaffiliated securities, at value (see cost below)	$1,363,905,514
In affiliated securities, at value (see cost below)	82,744,393

Total investments, at value (see cost below)	1,446,649,907
Principal paydown receivable	6,221,061
Receivable for Fund shares sold	4,187,520
Receivable for interest	3,747,532
Prepaid expenses and other assets	159,771

Total assets	1,460,965,791

Liabilities
Dividends payable	259,257
Payable for investments purchased	3,704,503
Payable for Fund shares redeemed	13,887,196
Payable for daily variation margin on open futures contracts	14,844
Advisory fee payable	282,134
Distribution fees payable	130,153
Due to other related parties	174,811
Accrued expenses and other liabilities	372,775

Total liabilities	18,825,673

Total net assets	$1,442,140,118

NET ASSETS CONSIST OF
Paid-in capital	$1,528,555,406
Overdistributed net investment income	(322,017)
Accumulated net realized losses on investments	(115,760,038)
Net unrealized gains on investments	29,666,767

Total net assets	$1,442,140,118

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$286,971,261
Shares outstanding – Class A	31,249,353
Net asset value per share – Class A	$9.18
Maximum offering price per share – Class A2	$9.37
Net assets – Class B	$4,500,605
Shares outstanding – Class B	489,941
Net asset value per share – Class B	$9.19
Net assets – Class C	$217,840,098
Shares outstanding – Class C	23,720,419
Net asset value per share – Class C	$9.18
Net assets – Administrator Class	$105,776,847
Shares outstanding – Administrator Class	11,516,965
Net asset value per share – Administrator Class	$9.18
Net assets – Institutional Class	$827,051,307
Shares outstanding – Institutional Class	90,040,060
Net asset value per share – Institutional Class	$9.19

Investments in unaffiliated securities, at cost	$1,334,136,794

Investments in affiliated securities, at cost	$82,744,393

Total investments, at cost	$1,416,881,187

1.	The Fund has an unlimited number of authorized shares.
2.	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Adjustable Rate Government Fund	Statement of operations—six months ended February 28, 2013 (unaudited)

Investment income
Interest	$10,401,909
Income from affiliated securities	2,784

Total investment income	10,404,693

Expenses
Advisory fee	2,433,240
Administration fees
Fund level	337,461
Class A	238,577
Class B	4,169
Class C	182,472
Administrator Class	52,124
Institutional Class	285,629
Shareholder servicing fees
Class A	372,776
Class B	6,514
Class C	285,112
Administrator Class	126,851
Distribution fees
Class B	19,542
Class C	855,337
Custody and accounting fees	48,953
Professional fees	35,094
Registration fees	61,059
Shareholder report expenses	59,616
Trustees’ fees and expenses	5,301
Other fees and expenses	44,768

Total expenses	5,454,595
Less: Fee waivers and/or expense reimbursements	(588,182)

Net expenses	4,866,413

Net investment income	5,538,280

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	1,823,707
Futures transactions	(6,867)

Net realized gains on investments	1,816,840

Net change in unrealized gains (losses) on:
Unaffiliated securities	(3,092,564)
Futures transactions	49,641

Net change in unrealized gains (losses) on investments	(3,042,923)

Net realized and unrealized gains (losses) on investments	(1,226,083)

Net increase in net assets resulting from operations	$4,312,197

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Adjustable Rate Government Fund	11

	Six months ended February 28, 2013 (unaudited)		Year ended August 31, 2012

Operations
Net investment income		$5,538,280		$13,615,388
Net realized gains on investments		1,816,840		215,507
Net change in unrealized gains (losses) on investments		(3,042,923)		11,859,021

Net increase in net assets resulting from operations		4,312,197		25,689,916

Distributions to shareholders from
Net investment income
Class A		(1,175,880)		(3,284,563)
Class B		(1,055)		(35,752)
Class C		(45,905)		(844,846)
Administrator Class		(485,522)		(1,304,299)
Institutional Class		(3,739,066)		(7,951,556)
Tax basis return of capital
Class A		0		(205,718)
Class B		0		(2,239)
Class C		0		(52,914)
Administrator Class		0		(81,691)
Institutional Class		0		(498,019)

Total distributions to shareholders		(5,447,428)		(14,261,597)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	3,809,161	35,033,316	16,242,424	148,139,106
Class B	7,449	68,539	62,289	568,592
Class C	423,340	3,894,245	1,460,486	13,328,119
Administrator Class	5,084,915	46,745,782	23,275,357	212,316,354
Institutional Class	63,205,141	581,245,064	99,879,814	912,178,664

		666,986,946		1,286,530,835

Reinvestment of distributions
Class A	103,227	949,610	276,424	2,522,997
Class B	108	993	3,539	32,231
Class C	3,746	34,498	63,929	581,978
Administrator Class	27,479	252,791	100,326	915,677
Institutional Class	291,864	2,685,544	724,335	6,616,388

		3,923,436		10,669,271

Payment for shares redeemed
Class A	(6,373,034)	(58,589,093)	(18,836,382)	(171,694,465)
Class B	(242,007)	(2,226,686)	(976,751)	(8,916,348)
Class C	(3,730,894)	(34,310,090)	(7,040,766)	(64,318,191)
Administrator Class	(5,814,501)	(53,429,821)	(14,990,112)	(136,941,037)
Institutional Class	(48,146,125)	(442,864,582)	(91,449,089)	(835,423,721)

		(591,420,272)		(1,217,293,762)

Net increase in net assets resulting from capital share transactions		79,490,110		79,906,344

Total increase in net assets		78,354,879		91,334,663

Net assets
Beginning of period		1,363,785,239		1,272,450,576

End of period		$1,442,140,118		$1,363,785,239

Overdistributed net investment income		$(322,017)		$(412,869)

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Adjustable Rate Government Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended June 30
CLASS A		2012	2011	2010[1],[2]	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$9.19	$9.12	$9.12	$9.11	$9.00	$9.15	$9.21
Net investment income	0.03	0.09	0.14	0.02	0.20	0.32	0.44 [3]
Net realized and unrealized gains (losses) on investments	0.00 [4]	0.08	0.04	0.02	0.11	(0.14)	(0.05)

Total from investment operations	0.03	0.17	0.18	0.04	0.31	0.18	0.39
Distributions to shareholders from
Net investment income	(0.04)	(0.09)	(0.13)[3]	(0.01)[3]	(0.20)	(0.33)	(0.45)
Tax basis return of capital	0.00	(0.01)	(0.05)[3]	(0.02)[3]	0.00	0.00	0.00

Total distributions to shareholders	(0.04)	(0.10)	(0.18)	(0.03)	(0.20)	(0.33)	(0.45)
Net asset value, end of period	$9.18	$9.19	$9.12	$9.12	$9.11	$9.00	$9.15
Total return[5]	0.28%	1.84%	2.04%	0.49%	3.51%	2.09%	4.30%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.86%	0.88%	0.88%	0.73%	0.73%	0.98%[6]
Net expenses	0.74%	0.74%	0.74%	0.74%	0.73%	0.73%	0.94%[6]
Net investment income	0.80%	1.01%	1.50%	1.18%	2.27%	3.61%	4.74%[6]
Supplemental data
Portfolio turnover rate	7%	9%	18%	0%	14%	41%	39%
Net assets, end of period (000s omitted)	$286,971	$309,827	$328,427	$353,453	$271,853	$277,862	$270,482

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Adjustable Rate Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen Adjustable Rate Fund.

2.	For the two months ended August 31, 2010. The Fund changed its fiscal year end from June 30 to August 31, effective August 31, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

6.	Ratios include interest and fee expense of 0.25% relating to borrowings and/or leverage transactions.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Adjustable Rate Government Fund	13

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended June 30
CLASS B		2012	2011	2010[1,2]	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$9.19	$9.12	$9.12	$9.11	$9.00	$9.15	$9.21
Net investment income	0.00 [3,4]	0.03 [3]	0.07 [3]	0.00 [4]	0.13 [3]	0.26 [3]	0.37 [3]
Net realized and unrealized gains (losses) on investments	0.00 [4]	0.07	0.05	0.03	0.11	(0.14)	(0.05)

Total from investment operations	0.00 [4]	0.10	0.12	0.03	0.24	0.12	0.32
Distributions to shareholders from
Net investment income	(0.00)[4]	(0.03)	(0.07)[3]	(0.00)[3,4]	(0.13)	(0.27)	(0.38)
Tax basis return of capital	0.00	(0.00)[4]	(0.05)[3]	(0.02)[3]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[4]	(0.03)	(0.12)	(0.02)	(0.13)	(0.27)	(0.38)
Net asset value, end of period	$9.19	$9.19	$9.12	$9.12	$9.11	$9.00	$9.15
Total return[5]	0.02%	1.08%	1.28%	0.36%	2.73%	1.33%	3.53%
Ratios to average net assets (annualized)
Gross expenses	1.61%	1.61%	1.63%	1.62%	1.48%	1.48%	1.70%[6]
Net expenses	1.49%	1.49%	1.49%	1.49%	1.48%	1.48%	1.70%[6]
Net investment income	0.04%	0.27%	0.81%	0.24%	1.55%	2.95%	3.99%[6]
Supplemental data
Portfolio turnover rate	7%	9%	18%	0%	14%	41%	39%
Net assets, end of period (000s omitted)	$4,501	$6,660	$14,911	$50,229	$52,414	$90,520	$183,596

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Adjustable Rate Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class B of Evergreen Adjustable Rate Fund.

2.	For the two months ended August 31, 2010. The Fund changed its fiscal year end from June 30 to August 31, effective August 31, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

6.	Ratios include interest and fee expense of 0.25% relating to borrowings and/or leverage transactions.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Adjustable Rate Government Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended June 30
CLASS C		2012	2011	2010[1,2]	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$9.19	$9.12	$9.12	$9.11	$9.00	$9.15	$9.21
Net investment income	0.00 [3]	0.02 [4]	0.06	0.00 [3]	0.14	0.25	0.37 [4]
Net realized and unrealized gains (losses) on investments	(0.01)	0.08	0.06	0.03	0.10	(0.13)	(0.05)

Total from investment operations	(0.01)	0.10	0.12	0.03	0.24	0.12	0.32
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.03)	(0.07)[4]	(0.00)[3,4]	(0.13)	(0.27)	(0.38)
Tax basis return of capital	0.00	(0.00)[3]	(0.05)[4]	(0.02)[4]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.03)	(0.12)	(0.02)	(0.13)	(0.27)	(0.38)
Net asset value, end of period	$9.18	$9.19	$9.12	$9.12	$9.11	$9.00	$9.15
Total return[5]	(0.09)%	1.08%	1.28%	0.36%	2.73%	1.33%	3.53%
Ratios to average net assets (annualized)
Gross expenses	1.61%	1.61%	1.63%	1.62%	1.48%	1.48%	1.70%[6]
Net expenses	1.49%	1.49%	1.49%	1.51%	1.48%	1.48%	1.70%[6]
Net investment income	0.05%	0.26%	0.74%	0.23%	1.52%	2.88%	3.99%[6]
Supplemental data
Portfolio turnover rate	7%	9%	18%	0%	14%	41%	39%
Net assets, end of period (000s omitted)	$217,840	$248,392	$296,645	$340,278	$349,562	$360,607	$395,703

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Adjustable Rate Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class C of Evergreen Adjustable Rate Fund.

2.	For the two months ended August 31, 2010. The Fund changed its fiscal year end from June 30 to August 31, effective August 31, 2010.

3.	Amount is less than $0.005.

4.	Calculated based upon average shares outstanding

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

6.	Ratios include interest and fee expense of 0.25% relating to borrowings and/or leverage transactions.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Adjustable Rate Government Fund	15

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2012	2011	2010[1]
Net asset value, beginning of period	$9.19	$9.12	$9.12	$9.11
Net investment income	0.04	0.11	0.14 [2]	0.02
Net realized and unrealized gains (losses) on investments	(0.01)	0.07	0.06	0.01

Total from investment operations	0.03	0.18	0.20	0.03
Distributions to shareholders from
Net investment income	(0.04)	(0.10)	(0.15)[2]	(0.00)[2,3]
Tax basis return of capital	0.00	(0.01)	(0.05)[2]	(0.02)[2]

Total distributions to shareholders	(0.04)	(0.11)	(0.20)	(0.02)
Net asset value, end of period	$9.18	$9.19	$9.12	$9.12
Total return[4]	0.35%	1.98%	2.18%	0.31%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.79%	0.78%	0.90%
Net expenses	0.60%	0.60%	0.60%	0.62%
Net investment income	0.93%	1.14%	1.49%	2.01%
Supplemental data
Portfolio turnover rate	7%	9%	18%	0%
Net assets, end of period (000s omitted)	$105,777	$112,319	$34,946	$10

1.	For the period from July 30, 2010 (commencement of class operations) to August 31, 2010

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Adjustable Rate Government Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended June 30
INSTITUTIONAL CLASS		2012	2011	2010[1,2]	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$9.19	$9.12	$9.12	$9.11	$9.00	$9.15	$9.21
Net investment income	0.05 [3]	0.12 [3]	0.15	0.02	0.23	0.35	0.46
Net realized and unrealized gains (losses) on investments	0.00 [4]	0.07	0.06	0.03	0.10	(0.14)	(0.05)

Total from investment operations	0.05	0.19	0.21	0.05	0.33	0.21	0.41
Distributions to shareholders from
Net investment income	(0.05)	(0.11)	(0.16)[3]	(0.02)[3]	(0.22)	(0.36)	(0.47)
Tax basis return of capital	0.00	(0.01)	(0.05)[3]	(0.02)[3]	0.00	0.00	0.00

Total distributions to shareholders	(0.05)	(0.12)	(0.21)	(0.04)	(0.22)	(0.36)	(0.47)
Net asset value, end of period	$9.19	$9.19	$9.12	$9.12	$9.11	$9.00	$9.15
Total return[5]	0.52%	2.09%	2.30%	0.53%	3.76%	2.35%	4.57%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.53%	0.55%	0.55%	0.48%	0.48%	0.70%[6]
Net expenses	0.48%	0.49%	0.49%	0.49%	0.48%	0.48%	0.70%[6]
Net investment income	1.07%	1.25%	1.72%	1.21%	2.52%	3.91%	4.98%[6]
Supplemental data
Portfolio turnover rate	7%	9%	18%	0%	14%	41%	39%
Net assets, end of period (000s omitted)	$827,051	$686,587	$597,521	$368,066	$389,075	$483,565	$890,857

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Adjustable Rate Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Adjustable Rate Fund.

2.	For the two months ended August 31, 2010. The Fund changed its fiscal year end from June 30 to August 31, effective August 31, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Returns for periods of less than one year are not annualized.

6.	Ratios include interest and fee expense of 0.25% relating to borrowings and/or leverage transactions.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Adjustable Rate Government Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures

18	Wells Fargo Advantage Adjustable Rate Government Fund	Notes to financial statements (unaudited)

contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

At August 31, 2012, net capital loss carryforwards, which were available to offset future net realized capital gains, were as follows:

Pre-enactment capital loss expiration*							Post-enactment capital losses**
2013	2014	2015	2016	2017	2018	2019	Short-term	Long-term
$47,790,373	$11,283,743	$18,541,278	$10,766,785	$24,262,054	$1,705,150	$66,443	$640,535	$1,004,938

*	Losses incurred in taxable years beginning before December 22, 2010.

**	Losses incurred in taxable years which began after December 22, 2010 are carried forward for an unlimited period.

As of August 31, 2012, the Fund had $474,329 of current year deferred post-October capital losses, which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

Notes to financial statements (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	19

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Agency securities	$0	$1,363,705,521	$0	$1,363,705,521

Short-term investments
Investment companies	82,744,393	0	0	82,744,393
U.S. Treasury securities	199,993	0	0	199,993
	$82,944,386	$1,363,705,521	$0	$1,446,649,907

Further details on the major security types listed above can be found in the Portfolio of Investments or Summary Portfolio of Investments.

As of February 28, 2013, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$(101,953)	$0	$0	$(101,953)

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended February 28, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. Prior to January 1, 2013, the annual advisory started at 0.40% and declined to 0.30% as the average daily net assets of the Fund increased. For the six months ended February 28, 2013, the advisory fee was equivalent to an annual rate of 0.36% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

20	Wells Fargo Advantage Adjustable Rate Government Fund	Notes to financial statements (unaudited)

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.74% for Class A shares, 1.49% for Class B shares, 1.49% for Class C shares, 0.60% for Administrator Class shares and 0.46% for Institutional Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended February 28, 2013, Wells Fargo Funds Distributor, LLC received $2,891 from the sale of Class A shares and $232 and $1,614 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of U.S. government securities, excluding short-term securities, for the six months ended February 28, 2013 were $243,707,105 and $99,674,665, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2013, the Fund entered into futures contracts to speculate on interest rates and to help shorten or lengthen the duration of the portfolio.

At February 28, 2013, the Fund had short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at February 28, 2013	Unrealized (losses)
6-19-2013	70 Short	10-Year U.S. Treasury Notes	$9,208,281	$(55,914)
6-28-2013	115 Short	5-Year U.S. Treasury Notes	14,258,203	(46,039)

The Fund had an average notional amount of $23,716,128 in futures contracts during the six months ended February 28, 2013.

On February 28, 2013, the cumulative unrealized losses on futures contracts in the amount of $101,953 is reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains on futures contracts are reflected in the Statement of Operations.

Notes to financial statements (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	21

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended February 28, 2013, the Fund paid $901 in commitment fees.

For the six months ended February 28, 2013, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

22	Wells Fargo Advantage Adjustable Rate Government Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 135 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

24	Wells Fargo Advantage Adjustable Rate Government Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 74 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 74 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available,without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Adjustable Rate Government Fund	25

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

215343 04-13 SA215/SAR215 2-13

Wells Fargo Advantage

Government Securities Fund

Semi-Annual Report

February 28, 2013

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The views expressed and any forward-looking statements are as of February 28, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $225 billion in assets under management, as of February 28, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Government Securities Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Fixed-income performance was best among lower-rated corporate bonds and commercial mortgage-backed securities, as continued monetary accommodation from the U.S. Federal Reserve strengthened the demand for securities with higher yields.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Government Securities Fund, which covers the six-month period that ended February 28, 2013. During the period, fixed-income performance was best among lower-rated corporate bonds and commercial mortgage-backed securities (CMBS), as continued monetary accommodation from the U.S. Federal Reserve (Fed) strengthened the demand for securities with higher yields. However, the longest-maturity segments of the fixed-income market generally underperformed the mid-maturity and short-maturity segments because longer-maturity U.S. Treasury yields shifted higher, most notably in January 2013, thereby influencing a decline in the prices of longer-maturity fixed-income securities.

Credit sectors rallied for much of the second half of 2012, outperforming U.S. Treasuries.

As policymaking in Europe during the summer months of 2012 began to reassure global credit markets that the euro would likely survive and that all appropriate measures would be taken to bolster European debt markets, lower-rated securities in the U.S. once again rallied in price, significantly outpacing the returns from U.S. Treasuries. Corporate bonds and CMBS were once again the best-performing sectors of the core fixed income markets from August 2012 through the end of the year, as they had been before the European credit crisis escalated in the spring.

In December 2012, the Fed reaffirmed its commitment to highly accommodative monetary policy, citing its dual mandate of fostering maximum employment and price stability. For the first time since the financial crisis began in 2008, the Fed formally announced specific target ranges that could trigger a change to its highly accommodative monetary policy, most notably that exceptionally low interest rates would be appropriate at least as long as the unemployment rate remained above 6.5% and inflation expectations were no more than half a percentage point above its 2.0% inflation target. These thresholds were the first official measures of when and how a change to monetary policy may take effect.

U.S. Treasury yields shift significantly higher in January 2013.

With growing confidence in the U.S. economy and improving stability in the European credit markets, longer-maturity U.S. Treasury yields began to shift significantly higher in January 2013. The yield on the 10-year U.S. Treasury note ratcheted higher to 2.00% in January 2013, after finishing 2012 at 1.75% and reaching a modern-era record low of 1.41% in late July 2012. The 30-year U.S. Treasury bond finished the period at a yield of 3.09%, up from 2.58% at the start of the period. Thus, during the period, longer-maturity securities felt the pressure of yields shifting higher, which eroded some of their pricing. The best-performing sections of the yield curve were generally in the five- to 10-year range, which benefited from relatively adequate yields while remaining mostly insulated from the price erosion in maturities of 10 years and longer.

Despite this persistent trend toward higher yields during the final three months of the period, which chipped away at some security prices, several areas of the taxable fixed income markets continued to generate relatively compelling returns, considering the extraordinarily low level of interest rates. Spreads in the corporate bond sector continued to tighten while U.S. Treasury yields shifted higher, thus providing some protection against price erosion. CMBS spreads also tightened during the period resulting in some of the strongest six-month returns in the taxable investment-grade sectors. Within the Barclays U.S. Aggregate Bond Index1,

1.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Government Securities Fund	3

the CMBS sector returned 2.35% during the six-month period, the corporate sector returned 1.64%, and the U.S. Treasury sector returned (0.67)%. The lower-rated credit tiers continued to outperform each respectively higher credit tier during the period, despite the rising yield influence in the longest maturities.

Overall, the theme for the six-month period in the U.S. fixed income markets was relatively strong performance from the corporate and CMBS sectors, particularly in the lower-rated credit tiers, with a protracted decline in prices of U.S. Treasuries. On the whole, most credit-related sectors generated relatively generous returns during the six-month period considering the extraordinarily low level of interest rates. However, the trend from previous periods of strong performance from longer-maturity securities began to unwind in January and February 2013. During this period, credit risks were rewarded better than interest rate risks, meaning that higher-yield compensation from lower-rated securities performed better than higher-yield compensation from longer-maturity securities, which experienced price pressures. Investment strategies that focused on mid- to lower-rated credit tiers and mid-maturity securities generally saw the strongest returns during the period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 110 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Most credit-related sectors generated relatively generous returns during the six-month period considering the extraordinarily low level of interest rates.

Notice to shareholders

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the following modifications to certain Class A sales load waiver privileges, with each change becoming effective on July 1, 2013:

■	Annuity payments received under an annuity option or from death proceeds will no longer qualify for net asset value (NAV) repurchase privileges.

■	The ability to reinvest redemption proceeds at NAV will be reduced from 120 days to 90 days.

■	NAV purchase privileges for certain types of “grandfathered” shareholders will be modified to remove the ability to purchase Class A shares at NAV, unless those shares are held directly with the Fund.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Government Securities Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael J. Bray, CFA

Christopher Y. Kauffman, CFA

Average annual total returns1 (%) as of February 28, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SGVDX)	8-31-1999	(2.69)	3.64	3.81	1.90	4.60	4.29	0.90	0.90
Class B (WGSBX)*	7-18-2008	(3.95)	3.46	3.78	1.05	3.80	3.78	1.65	1.65
Class C (WGSCX)	12-26-2002	0.05	3.80	3.43	1.05	3.80	3.43	1.65	1.65
Administrator Class (WGSDX)	4-8-2005	–	–	–	2.02	4.80	4.54	0.84	0.68
Institutional Class (SGVIX)	8-31-1999	–	–	–	2.28	4.99	4.76	0.57	0.52
Investor Class (STVSX)	10-29-1986	–	–	–	1.78	4.54	4.27	0.93	0.93
Barclays U.S. Aggregate Excluding Credit Bond Index[4]	–	–	–	–	2.06	4.95	4.68	–	–
Barclays Intermediate U.S. Government Bond Index[5]	–	–	–	–	1.67	3.81	4.01	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to active trading risk and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks. The U.S. government guarantee applies to certain of the underlying securities and not to shares of the Fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Government Securities Fund	5

Ten largest long-term holdings[6] (%) as of February 28, 2013
U.S. Treasury Note, 0.50%, 10-15-2014	6.65
FHLMC, 3.50%, 3-1-2043	5.17
U.S. Treasury Note, 0.38%, 3-15-2015	4.38
FNMA, 4.50%, 3-1-2043	4.07
FNMA, 5.00%, 8-1-2040	3.51
GNMA, 4.50%, 3-1-2043	3.33
FNMA, 4.00%, 3-1-2043	3.33
FNMA, 3.00%, 3-1-2043	3.13
U.S. Treasury Note, 2.00%, 11-15-2021	2.76
U.S. Treasury Note, 0.88%, 1-31-2018	2.72

Portfolio allocation[7] as of February 28, 2013

1.	Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for the Class A shares through June 19, 2008 includes Advisor Class expenses. Historical performance shown for the Class B and Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class B and Class C shares. Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through December 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.87% for Class A, 1.62% for Class B, 1.62% for Class C, 0.64% for Administrator Class, 0.48% for Institutional Class, and 0.90% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays U.S. Aggregate Excluding Credit Bond Index is composed of the Barclays U.S. Government Bond Index and the Barclays U.S. Mortgage-Backed Securities Index and it includes Treasury issues, agency issues and mortgage-backed securities. You cannot invest directly in an index.

5.	The Barclays Intermediate U.S. Government Bond Index is an unmanaged index composed of U.S. Government securities with maturities in the one to ten-year range, including securities issued by the U.S. Treasury and U.S. Government agencies. You cannot invest directly in an index.

6.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

7.	Portfolio allocation is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Government Securities Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2012 to February 28, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2012	Ending account value 2-28-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$994.55	$4.20	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Class B
Actual	$1,000.00	$989.97	$7.89	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.86	$8.00	1.60%
Class C
Actual	$1,000.00	$989.97	$7.89	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.86	$8.00	1.60%
Administrator Class
Actual	$1,000.00	$994.70	$3.17	0.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.21	0.64%
Institutional Class
Actual	$1,000.00	$996.35	$2.38	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.41	0.48%
Investor Class
Actual	$1,000.00	$993.53	$4.30	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36	0.87%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Government Securities Fund	7

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/govtsecurities.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSR, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 62.78%
FDIC Series 2010-S1 Class 1A ±144A	0.75%	2-25-2048	$14,434,548	$14,463,244	0.77%
FHMLC	0.24-10.50	11-17-2013 to 7-25-2043	140,052,083	101,317,562	5.38
FHLMC %%	3.50	3-1-2043	92,285,000	97,158,809	5.17
FHLMC %%	4.00	3-1-2043	29,010,000	30,814,059	1.64
FHLMC	5.50	7-1-2035	15,396,051	16,858,332	0.90
FHLMC	5.50	12-1-2038	11,945,639	12,964,485	0.69
FNMA	1.75	5-30-2019	19,000,000	19,607,107	1.04
FNMA	0.40-12.00	7-1-2013 to 8-25-2047	234,761,624	258,629,513	13.77
FNMA	2.38	1-13-2022	10,415,000	10,822,008	0.58
FNMA %%	3.00	3-1-2043	56,720,000	58,722,925	3.13
FNMA %%	3.50	3-1-2043	39,660,000	41,940,450	2.23
FNMA	3.69	6-1-2017	14,137,615	15,560,567	0.83
FNMA %%	4.00	3-1-2028	16,645,000	17,812,750	0.95
FNMA %%	4.00	3-1-2043	58,655,000	62,522,564	3.33
FNMA	4.15	7-1-2014	10,466,504	10,809,663	0.58
FNMA %%	4.50	3-1-2043	71,092,000	76,523,870	4.07
FNMA %%	4.50	3-1-2028	14,130,000	15,198,581	0.81
FNMA	5.00	8-1-2040	10,737,730	11,841,225	0.63
FNMA	5.00	8-1-2040	60,898,322	65,927,541	3.51
FNMA	5.12	1-1-2017	11,700,000	13,083,797	0.70
FNMA	5.50	6-1-2034	14,705,979	16,208,418	0.86
FNMA %%	6.00	3-1-2043	21,385,000	23,436,623	1.25
GNMA	0.00-13.00	11-15-2014 to 2-16-2050	262,031,087	13,725,433	0.72
GNMA	4.00	6-20-2042	25,333,604	27,343,327	1.46
GNMA %%	4.50	3-1-2043	57,530,000	62,626,801	3.33
GNMA	5.00	7-20-2040	12,932,149	14,381,805	0.77
GNMA Series 2006-32 Class C ±	5.51	11-16-2038	12,510,000	13,991,109	0.74
GNMA Series 2006-68 Class D ±	5.31	12-16-2037	12,520,000	13,899,654	0.74
GNMA Series 2007-35 Class NF ±	0.30	10-16-2035	15,924,441	15,935,286	0.85
GNMA Series 2007-44 Class FP ±	0.37	3-20-2036	12,441,851	12,453,198	0.66
Other securities				13,128,361	0.69

Total Agency Securities (Cost $1,156,233,000)				1,179,709,067	62.78

Municipal Obligations: 0.46%

Arkansas: 0.01%
Other securities				104,287	0.01

Texas: 0.45%
Other securities				8,423,422	0.45

Total Municipal Obligations (Cost $7,124,755)				8,527,709	0.46

Non-Agency Mortgage Backed Securities: 5.03%
Citigroup Commercial Mortgage Trust Series 2006-C4 Class A3 ±	5.74	3-15-2049	10,188,000	11,494,346	0.61

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Government Securities Fund	Summary portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Non-Agency Mortgage Backed Securities (continued)
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4	5.43%	10-15-2049	$11,280,000	$12,739,553	0.68%
Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	2-15-2031	13,165,000	14,518,717	0.77
National Credit Union Administration Board Guaranteed Notes	0.58-2.90	3-6-2020 to 10-29-2020	20,945,511	21,606,070	1.15
Other securities				34,121,409	1.82

Total Non-Agency Mortgage Backed Securities (Cost $92,996,570)				94,480,095	5.03

U.S. Treasury Securities: 30.02%
U.S. Treasury Bond	2.75	8-15-2042	11,050,000	10,304,125	0.55
U.S. Treasury Bond	3.75	8-15-2041	29,900,000	34,001,921	1.81
U.S. Treasury Bond ##	4.50	2-15-2036	16,065,000	20,507,969	1.09
U.S. Treasury Bond ##	4.63	2-15-2040	22,800,000	29,860,886	1.59
U.S. Treasury Note	0.25	1-31-2014	28,380,000	28,399,951	1.51
U.S. Treasury Note	0.38	3-15-2015	82,035,000	82,233,689	4.38
U.S. Treasury Note	0.38	11-15-2015	25,000,000	25,041,025	1.33
U.S. Treasury Note «	0.50	10-15-2014	124,500,000	125,073,821	6.65
U.S. Treasury Note	0.63	4-30-2013	11,450,000	11,459,836	0.61
U.S. Treasury Note	0.88	1-31-2018	50,785,000	51,094,484	2.72
U.S. Treasury Note	2.00	11-15-2021	50,440,000	51,886,216	2.76
U.S. Treasury Note	2.25	7-31-2018	25,740,000	27,630,294	1.47
U.S. Treasury Note	6.25	8-15-2023	25,060,000	35,475,563	1.89
U.S. Treasury Note	7.25	8-15-2022	20,950,000	31,148,397	1.66

Total U.S. Treasury Securities (Cost $549,413,874)				564,118,177	30.02

Yankee Corporate Bonds and Notes: 4.44%

Financials: 4.44%

Commercial Banks: 3.77%
Bank of Nova Scotia 144A	1.65	10-29-2015	13,235,000	13,601,610	0.72
Kommunalbanken AS 144A	2.38	1-19-2016	10,135,000	10,646,007	0.57
Landwirtschaftliche Rentenbank	2.50	2-15-2016	14,125,000	14,925,323	0.80
Nordea Eiendomskreditt 144A	1.88	4-7-2015	10,430,000	10,598,966	0.56
Swedbank Hypotek 144A	2.13	8-31-2016	12,110,000	12,606,147	0.67
Other securities				8,421,005	0.45

				70,799,058	3.77

Diversified Financial Services: 0.67%
FMS Wertmanagement	1.00	11-21-2017	12,660,000	12,666,355	0.67

Total Yankee Corporate Bonds and Notes (Cost $80,949,639)				83,465,413	4.44

	Yield		Shares
Short-Term Investments: 24.18%

Investment Companies: 24.16%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (u)(l)##	0.01		451,921,531	451,921,531	24.05
Wells Fargo Securities Lending Cash Investments, LLC (v)(u)(l)(r)	0.18		2,055,200	2,055,200	0.11

				453,976,731	24.16

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Government Securities Fund	9

Security name	Yield	Maturity date	Principal	Value	Percent of net assets

U.S. Treasury Securities: 0.02%
U.S Treasury Bill #(z)	0.07%	3-21-2013	$400,000	$399,986	0.02%

Total Short-Term Investments (Cost $454,376,717)				454,376,717	24.18

Total investments in securities (Cost $2,341,094,555) *				2,384,677,178	126.91%
Other assets and liabilities, net				(505,581,039)	(26.91)

Total net assets				$1,879,096,139	100.00%

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	Security issued on a when-issued basis

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

##	All or a portion of this security has been segregated for when-issued securities.

«	All or a portion of this security is on loan.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

*	Cost for federal income tax purposes is $2,347,288,896 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$58,623,292
Gross unrealized depreciation	(21,235,010)

Net unrealized appreciation	$37,388,282

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Government Securities Fund	Statement of assets and liabilities—February 28, 2013 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$1,930,700,447
In affiliated securities, at value (see cost below)	453,976,731

Total investments, at value (see cost below)	2,384,677,178
Receivable for investments sold	2,994,097
Principal paydown receivable	72,528
Receivable for Fund shares sold	2,414,432
Receivable for interest	5,229,556
Receivable for daily variation margin on open futures contracts	40,703
Receivable for securities lending income	3,419
Prepaid expenses and other assets	65,102

Total assets	2,395,497,015

Liabilities
Dividends payable	281,672
Payable for investments purchased	507,211,068
Payable for Fund shares redeemed	5,625,721
Payable upon receipt of securities loaned	2,055,200
Advisory fee payable	490,757
Distribution fees payable	39,884
Due to other related parties	270,625
Accrued expenses and other liabilities	425,949

Total liabilities	516,400,876

Total net assets	$1,879,096,139

NET ASSETS CONSIST OF
Paid-in capital	$1,880,402,906
Overdistributed net investment income	(1,513,065)
Accumulated net realized losses on investments	(43,536,840)
Net unrealized gains on investments	43,743,138

Total net assets	$1,879,096,139

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$242,371,710
Shares outstanding – Class A	21,823,991
Net asset value per share – Class A	$11.11
Maximum offering price per share – Class A2	$11.63
Net assets – Class B	$3,451,608
Shares outstanding – Class B	310,851
Net asset value per share – Class B	$11.10
Net assets – Class C	$64,313,682
Shares outstanding – Class C	5,791,744
Net asset value per share – Class C	$11.10
Net assets – Administrator Class	$374,237,972
Shares outstanding – Administrator Class	33,710,090
Net asset value per share – Administrator Class	$11.10
Net assets – Institutional Class	$636,659,294
Shares outstanding – Institutional Class	57,382,275
Net asset value per share – Institutional Class	$11.10
Net assets – Investor Class	$558,061,873
Shares outstanding – Investor Class	50,218,714
Net asset value per share – Investor Class	$11.11
Investment in unaffiliated securities (including securities on loan), at cost	$1,887,117,824

Investments in affiliated securities, at cost	$453,976,731

Total investments, at cost	$2,341,094,555

Securities on loan, at value	$2,012,788

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 28, 2013 (unaudited)	Wells Fargo Advantage Government Securities Fund	11

Investment income
Interest	$15,522,556
Securities lending income, net	38,760
Income from affiliated securities	28,646

Total investment income	15,589,962

Expenses
Advisory fee	3,770,745
Administration fees
Fund level	512,553
Class A	195,232
Class B	3,147
Class C	55,358
Administrator Class	230,607
Institutional Class	271,998
Investor Class	562,239
Shareholder servicing fees
Class A	305,050
Class B	4,917
Class C	86,497
Administrator Class	571,634
Investor Class	728,572
Distribution fees
Class B	14,751
Class C	259,490
Custody and accounting fees	59,706
Professional fees	29,178
Registration fees	20,004
Shareholder report expenses	49,301
Trustees’ fees and expenses	4,443
Other fees and expenses	29,936

Total expenses	7,765,358
Less: Fee waivers and/or expense reimbursements	(456,530)

Net expenses	7,308,828

Net investment income	8,281,134

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	12,340,935
Futures transactions	216,916

Net realized gains on investments	12,557,851

Net change in unrealized gains (losses) on:
Unaffiliated securities	(31,899,167)
Futures transactions	(641,664)

Net change in unrealized gains (losses) on investments	(32,540,831)

Net realized and unrealized gains (losses) on investments	(19,982,980)

Net decrease in net assets resulting from operations	$(11,701,846)

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Government Securities Fund	Statement of changes in net assets

	Six months ended February 28, 2013 (unaudited)		Year ended August 31, 2012

Operations
Net investment income		$8,281,134		$31,709,463
Net realized gains on investments		12,557,851		60,620,016
Net change in unrealized gains (losses) on investments		(32,540,831)		4,076,623

Net increase (decrease) in net assets resulting from operations		(11,701,846)		96,406,102

Distributions to shareholders from
Net investment income
Class A		(957,363)		(4,040,195)
Class B		(703)		(50,661)
Class C		(12,194)		(476,136)
Administrator Class		(2,279,763)		(5,658,571)
Institutional Class		(3,906,663)		(14,603,780)
Investor Class		(2,242,307)		(9,958,161)
Net realized gains
Class A		(5,787,243)		(1,482,998)
Class B		(91,632)		(37,056)
Class C		(1,652,441)		(358,176)
Administrator Class		(11,374,048)		(1,606,587)
Institutional Class		(15,064,172)		(4,364,227)
Investor Class		(14,139,250)		(3,776,055)

Total distributions to shareholders		(57,507,779)		(46,412,603)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,872,464	21,134,132	3,544,552	40,015,421
Class B	2,674	30,359	51,602	582,626
Class C	459,588	5,194,054	2,576,986	29,077,727
Administrator Class	11,015,109	124,874,975	25,800,176	290,085,809
Institutional Class	8,332,709	93,876,765	26,356,744	297,036,573
Investor Class	3,601,394	40,700,147	10,776,003	121,728,409

		285,810,432		778,526,565

Reinvestment of distributions
Class A	520,347	5,830,161	413,930	4,667,606
Class B	6,788	75,973	5,945	66,857
Class C	59,998	671,495	25,397	285,651
Administrator Class	510,866	5,720,638	499,795	5,635,912
Institutional Class	1,476,125	16,532,852	1,457,174	16,426,421
Investor Class	1,413,924	15,855,281	1,163,914	13,133,042

		44,686,400		40,215,489

Payment for shares redeemed
Class A	(3,069,222)	(34,660,044)	(5,524,740)	(62,538,809)
Class B	(110,401)	(1,249,975)	(276,649)	(3,121,669)
Class C	(1,282,463)	(14,434,984)	(1,264,848)	(14,296,158)
Administrator Class	(15,858,313)	(176,688,111)	(12,873,292)	(145,922,850)
Institutional Class	(20,329,401)	(230,648,613)	(23,941,321)	(270,366,632)
Investor Class	(10,556,012)	(118,866,675)	(16,524,757)	(186,812,058)

		(576,548,402)		(683,058,176)

Net increase (decrease) in net assets resulting from capital share transactions		(246,051,570)		135,683,878

Total increase (decrease) in net assets		(315,261,195)		185,677,377

Net assets
Beginning of period		2,194,357,334		2,008,679,957

End of period		$1,879,096,139		$2,194,357,334

Overdistributed net investment income		$(1,513,065)		$(395,206)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Government Securities Fund	13

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended May 31
CLASS A		2012	2011	2010[1]	2010	2009[2]	2008[2]
Net asset value, beginning of period	$11.48	$11.23	$11.16	$10.89	$10.71	$10.45	$10.22
Net investment income	0.04	0.15	0.25	0.06 [3]	0.29	0.39 [3]	0.48
Net realized and unrealized gains (losses) on investments	(0.10)	0.33	0.16	0.30	0.39	0.34	0.25

Total from investment operations	(0.06)	0.48	0.41	0.36	0.68	0.73	0.73
Distributions to shareholders from
Net investment income	(0.04)	(0.17)	(0.34)	(0.09)	(0.41)	(0.44)	(0.50)
Net realized gains	(0.27)	(0.06)	0.00	0.00	(0.09)	(0.03)	0.00

Total distributions to shareholders	(0.31)	(0.23)	(0.34)	(0.09)	(0.50)	(0.47)	(0.50)
Net asset value, end of period	$11.11	$11.48	$11.23	$11.16	$10.89	$10.71	$10.45
Total return[4]	(0.55)%	4.35%	3.75%	3.29%	6.48%	7.17%	7.21%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.86%	0.85%	0.86%	0.89%	0.90%	1.03%
Net expenses	0.85%	0.86%	0.85%	0.86%	0.89%	0.90%	0.90%
Net investment income	0.67%	1.35%	2.31%	2.10%	2.71%	3.65%	4.54%
Supplemental data
Portfolio turnover rate	173%	327%	268%	89%	194%	368%	263%
Net assets, end of period (000s omitted)	$242,372	$258,329	$270,253	$326,800	$174,781	$181,342	$71,233

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.
2.	On June 20, 2008, Advisor Class was renamed Class A.
3.	Calculated based upon average shares outstanding
4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Government Securities Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended May 31
CLASS B		2012	2011	2010[1]	2010	2009[2]
Net asset value, beginning of period	$11.48	$11.23	$11.16	$10.89	$10.70	$10.32
Net investment income (loss)	(0.00)[3]	0.08 [3]	0.15	0.04 [3]	0.24 [3]	0.27 [3]
Net realized and unrealized gains (losses) on investments	(0.11)	0.31	0.17	0.30	0.37	0.45

Total from investment operations	(0.11)	0.39	0.32	0.34	0.61	0.72
Distributions to shareholders from
Net investment income	(0.00)[4]	(0.08)	(0.25)	(0.07)	(0.33)	(0.31)
Net realized gains	(0.27)	(0.06)	0.00	0.00	(0.09)	(0.03)

Total distributions to shareholders	(0.27)	(0.14)	(0.25)	(0.07)	(0.42)	(0.34)
Net asset value, end of period	$11.10	$11.48	$11.23	$11.16	$10.89	$10.70
Total return[5]	(1.00)%	3.57%	2.98%	3.10%	5.80%	7.00%
Ratios to average net assets (annualized)
Gross expenses	1.60%	1.61%	1.60%	1.60%	1.63%	1.65%
Net expenses	1.60%	1.61%	1.60%	1.60%	1.63%	1.65%
Net investment income (loss)	(0.07)%	0.68%	1.55%	1.29%	2.09%	2.94%
Supplemental data
Portfolio turnover rate	173%	327%	268%	89%	194%	368%
Net assets, end of period (000s omitted)	$3,452	$4,727	$7,083	$11,495	$2,159	$5,297

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Class commenced operations on July 18, 2008.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Government Securities Fund	15

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended May 31
CLASS C		2012	2011	2010[1]	2010	2009	2008
Net asset value, beginning of period	$11.48	$11.23	$11.16	$10.89	$10.70	$10.45	$10.22
Net investment income (loss)	(0.00)[2]	0.07	0.17	0.04 [2]	0.23	0.30 [2]	0.39
Net realized and unrealized gains (losses) on investments	(0.11)	0.32	0.15	0.30	0.38	0.35	0.25

Total from investment operations	(0.11)	0.39	0.32	0.34	0.61	0.65	0.64
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.08)	(0.25)	(0.07)	(0.33)	(0.37)	(0.41)
Net realized gains	(0.27)	(0.06)	0.00	0.00	(0.09)	(0.03)	0.00

Total distributions to shareholders	(0.27)	(0.14)	(0.25)	(0.07)	(0.42)	(0.40)	(0.41)
Net asset value, end of period	$11.10	$11.48	$11.23	$11.16	$10.89	$10.70	$10.45
Total return[4]	(1.00)%	3.57%	2.98%	3.09%	5.78%	6.28%	6.36%
Ratios to average net assets (annualized)
Gross expenses	1.60%	1.61%	1.60%	1.61%	1.64%	1.63%	1.77%
Net expenses	1.60%	1.61%	1.60%	1.61%	1.64%	1.63%	1.70%
Net investment income (loss)	(0.07)%	0.55%	1.56%	1.35%	1.89%	2.78%	3.69%
Supplemental data
Portfolio turnover rate	173%	327%	268%	89%	194%	368%	263%
Net assets, end of period (000s omitted)	$64,314	$75,244	$58,576	$59,580	$34,927	$21,783	$2,595

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Government Securities Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended May 31
ADMINISTRATOR CLASS		2012	2011	2010[1]	2010	2009	2008
Net asset value, beginning of period	$11.48	$11.23	$11.16	$10.89	$10.70	$10.45	$10.22
Net investment income	0.05	0.17 [2]	0.27 [2]	0.06 [2]	0.32	0.41 [2]	0.49
Net realized and unrealized gains (losses) on investments	(0.10)	0.33	0.16	0.30	0.39	0.34	0.26

Total from investment operations	(0.05)	0.50	0.43	0.36	0.71	0.75	0.75
Distributions to shareholders from
Net investment income	(0.06)	(0.19)	(0.36)	(0.09)	(0.43)	(0.47)	(0.52)
Net realized gains	(0.27)	(0.06)	0.00	0.00	(0.09)	(0.03)	0.00

Total distributions to shareholders	(0.33)	(0.25)	(0.36)	(0.09)	(0.52)	(0.50)	(0.52)
Net asset value, end of period	$11.10	$11.48	$11.23	$11.16	$10.89	$10.70	$10.45
Total return[3]	(0.53)%	4.57%	3.97%	3.34%	6.78%	7.28%	7.42%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.79%	0.74%	0.79%	0.81%	0.81%	0.85%
Net expenses	0.64%	0.64%	0.64%	0.67%	0.70%	0.70%	0.70%
Net investment income	0.87%	1.49%	2.50%	2.30%	2.90%	3.86%	4.72%
Supplemental data
Portfolio turnover rate	173%	327%	268%	89%	194%	368%	263%
Net assets, end of period (000s omitted)	$374,238	$436,578	$276,334	$366,430	$243,760	$266,579	$123,993

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Government Securities Fund	17

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended May 31
INSTITUTIONAL CLASS		2012	2011	2010[1]	2010	2009	2008
Net asset value, beginning of period	$11.47	$11.22	$11.15	$10.88	$10.70	$10.44	$10.21
Net investment income	0.06	0.19 [2]	0.30	0.07 [2]	0.32 [2]	0.44 [2]	0.52
Net realized and unrealized gains (losses) on investments	(0.10)	0.33	0.15	0.30	0.41	0.34	0.25

Total from investment operations	(0.04)	0.52	0.45	0.37	0.73	0.78	0.77
Distributions to shareholders from
Net investment income	(0.06)	(0.21)	(0.38)	(0.10)	(0.46)	(0.49)	(0.54)
Net realized gains	(0.27)	(0.06)	0.00	0.00	(0.09)	(0.03)	0.00

Total distributions to shareholders	(0.33)	(0.27)	(0.38)	(0.10)	(0.55)	(0.52)	(0.54)
Net asset value, end of period	$11.10	$11.47	$11.22	$11.15	$10.88	$10.70	$10.44
Total return[3]	(0.37)%	4.74%	4.14%	3.39%	6.92%	7.62%	7.66%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.53%	0.52%	0.52%	0.54%	0.56%	0.59%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	1.05%	1.71%	2.71%	2.52%	3.06%	4.14%	4.96%
Supplemental data
Portfolio turnover rate	173%	327%	268%	89%	194%	368%	263%
Net assets, end of period (000s omitted)	$636,659	$778,919	$718,411	$531,890	$463,726	$313,486	$326,015

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Government Securities Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended May 31
INVESTOR CLASS		2012	2011	2010[1]	2010	2009	2008
Net asset value, beginning of period	$11.49	$11.24	$11.17	$10.90	$10.71	$10.46	$10.22
Net investment income	0.04	0.15 [2]	0.25 [2]	0.06 [2]	0.29	0.39 [2]	0.47
Net realized and unrealized gains (losses) on investments	(0.11)	0.33	0.15	0.30	0.40	0.33	0.26

Total from investment operations	(0.07)	0.48	0.40	0.36	0.69	0.72	0.73
Distributions to shareholders from
Net investment income	(0.04)	(0.17)	(0.33)	(0.09)	(0.41)	(0.44)	(0.49)
Net realized gains	(0.27)	(0.06)	0.00	0.00	(0.09)	(0.03)	0.00

Total distributions to shareholders	(0.31)	(0.23)	(0.33)	(0.09)	(0.50)	(0.47)	(0.49)
Net asset value, end of period	$11.11	$11.49	$11.24	$11.17	$10.90	$10.71	$10.46
Total return[3]	(0.65)%	4.31%	3.72%	3.28%	6.53%	7.02%	7.26%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.89%	0.88%	0.90%	0.94%	0.94%	1.16%
Net expenses	0.87%	0.89%	0.88%	0.90%	0.94%	0.94%	0.95%
Net investment income	0.65%	1.33%	2.25%	2.10%	2.66%	3.65%	4.48%
Supplemental data
Portfolio turnover rate	173%	327%	268%	89%	194%	368%	263%
Net assets, end of period (000s omitted)	$558,062	$640,561	$678,022	$1,146,356	$1,024,088	$1,134,770	$869,009

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.
2.	Calculated based upon average shares outstanding
3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Government Securities Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Government Securities Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount

20	Wells Fargo Advantage Government Securities Fund	Notes to financial statements (unaudited)

of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Mortgage dollar roll transactions

The Fund may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Notes to financial statements (unaudited)	Wells Fargo Advantage Government Securities Fund	21

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31, 2012, the Fund had pre-enactment capital loss carryforwards incurred in taxable years beginning before December 22, 2010, which were available to offset future net realized capital gains, in the amount of $38,122,354, with $10,703,099 expiring in 2015; $3,431,622 expiring in 2016; and $23,987,633 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Agency securities	$0	$1,179,686,228	$22,839	$1,179,709,067

Municipal obligations	0	8,527,709	0	8,527,709

Non-agency mortgage backed securities	0	94,480,095	0	94,480,095

U.S. Treasury securities	564,118,177	0	0	564,118,177

Yankee corporate bonds and notes	0	83,465,413	0	83,465,413

Short-term investments
Investment companies	451,921,531	2,055,200	0	453,976,731
U.S. Treasury securities	399,986	0	0	399,986
	$1,016,439,694	$1,368,214,645	$22,839	$2,384,677,178

22	Wells Fargo Advantage Government Securities Fund	Notes to financial statements (unaudited)

Further details on the major security types listed above can be found in the Summary Portfolio of Investments.

As of February 28, 2013, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$160,515	$0	$0	$160,515
+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended February 28, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.40% and declining to 0.30% as the average daily net assets of the Fund increase. For the six months ended February 28, 2013, the advisory fee was equivalent to an annual rate of 0.37% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.87% for Class A shares, 1.62% for Class B shares, 1.62% for Class C shares, and 0.64% for Administrator Class shares, 0.48% for Institutional Class and 0.90% for Investor Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended February 28, 2013, Wells Fargo Funds Distributor, LLC received $6,128 from the sale of Class A shares and $563 and $21 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Notes to financial statements (unaudited)	Wells Fargo Advantage Government Securities Fund	23

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2013 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$3,516,016,975	$30,763,008	$3,498,544,884	$58,548,967

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2013, the Fund entered into futures contracts to speculate on interest rates and to help shorten or lengthen the duration of the portfolio.

At February 28, 2013, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at February 28, 2013	Unrealized gains (losses)
6-28-2013	779 Long	5-Year U.S Treasury Notes	$96,583,828	$187,332
6-28-2013	241 Short	2-Year U.S Treasury Notes	53,132,969	(26,817)

The Fund had an average notional amount of $102,673,370 and $72,932,197 in long futures contracts and short futures contracts, respectively, during the six months ended February 28, 2013

On February 28, 2013, the cumulative unrealized gains on futures contracts in the amount of $160,515 is reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The receivable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains or losses on futures contracts are reflected in the Statement of Operations.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended February 28, 2013, the Fund paid $473 in commitment fees.

For the six months ended February 28, 2013, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

24	Wells Fargo Advantage Government Securities Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Government Securities Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 135 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

26	Wells Fargo Advantage Government Securities Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 74 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 74 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Government Securities Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

215345 04-13 SA216/SAR216 2-13

Wells Fargo Advantage High Income Fund

Semi-Annual Report

February 28, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 28, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $225 billion in assets under management, as of February 28, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage High Income Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Fixed-income performance was best among lower-rated corporate bonds and commercial mortgage-backed securities, as continued monetary accommodation from the U.S. Federal Reserve strengthened the demand for securities with higher yields.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage High Income Fund, which covers the six-month period that ended February 28, 2013. During the period, fixed-income performance was best among lower-rated corporate bonds and commercial mortgage-backed securities (CMBS), as continued monetary accommodation from the U.S. Federal Reserve (Fed) strengthened the demand for securities with higher yields. However, the longest-maturity segments of the fixed-income market generally underperformed the mid-maturity and short-maturity segments because longer-maturity U.S. Treasury yields shifted higher, most notably in January 2013, thereby influencing a decline in the prices of longer-maturity fixed-income securities.

Credit sectors rallied for much of the second half of 2012, outperforming U.S. Treasuries.

As policymaking in Europe during the summer months of 2012 began to reassure global credit markets that the euro would likely survive and that all appropriate measures would be taken to bolster European debt markets, lower-rated securities in the U.S. once again rallied in price, significantly outpacing the returns from U.S. Treasuries. Corporate bonds and CMBS were once again the best-performing sectors of the core fixed income markets from August 2012 through the end of the year, as they had been before the European credit crisis escalated in the spring.

In December 2012, the Fed reaffirmed its commitment to highly accommodative monetary policy, citing its dual mandate of fostering maximum employment and price stability. For the first time since the financial crisis began in 2008, the Fed formally announced specific target ranges that could trigger a change to its highly accommodative monetary policy, most notably that exceptionally low interest rates would be appropriate at least as long as the unemployment rate remained above 6.5% and inflation expectations were no more than half a percentage point above its 2.0% inflation target. These thresholds were the first official measures of when and how a change to monetary policy may take effect.

U.S. Treasury yields shift significantly higher in January 2013.

With growing confidence in the U.S. economy and improving stability in the European credit markets, longer-maturity U.S. Treasury yields began to shift significantly higher in January 2013. The yield on the 10-year U.S. Treasury note ratcheted higher to 2.00% in January 2013, after finishing 2012 at 1.75% and reaching a modern-era record low of 1.41% in late July 2012. The 30-year U.S. Treasury bond finished the period at a yield of 3.09%, up from 2.58% at the start of the period. Thus, during the period, longer-maturity securities felt the pressure of yields shifting higher, which eroded some of their pricing. The best-performing sections of the yield curve were generally in the five- to 10-year range, which benefited from relatively adequate yields while remaining mostly insulated from the price erosion in maturities of 10 years and longer.

Despite this persistent trend toward higher yields during the final three months of the period, which chipped away at some security prices, several areas of the taxable fixed income markets continued to generate relatively compelling returns, considering the extraordinarily low level of interest rates. Spreads in the corporate bond sector continued to tighten while U.S. Treasury yields shifted higher, thus providing some protection against price erosion. CMBS spreads also tightened during the period resulting in some of the strongest six-month returns in the taxable investment-grade sectors. Within the Barclays U.S. Aggregate Bond Index1, the CMBS sector returned 2.35% during the six-month period, the corporate

1.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage High Income Fund	3

sector returned 1.64%, and the U.S. Treasury sector returned (0.67)%. The lower-rated credit tiers continued to outperform each respectively higher credit tier during the period, despite the rising yield influence in the longest maturities.

Overall, the theme for the six-month period in the U.S. fixed income markets was relatively strong performance from the corporate and CMBS sectors, particularly in the lower-rated credit tiers, with a protracted decline in prices of U.S. Treasuries. On the whole, most credit-related sectors generated relatively generous returns during the six-month period considering the extraordinarily low level of interest rates. However, the trend from previous periods of strong performance from longer-maturity securities began to unwind in January and February 2013. During this period, credit risks were rewarded better than interest rate risks, meaning that higher-yield compensation from lower-rated securities performed better than higher-yield compensation from longer-maturity securities, which experienced price pressures. Investment strategies that focused on mid- to lower-rated credit tiers and mid-maturity securities generally saw the strongest returns during the period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 110 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Most credit-related sectors generated relatively generous returns during the six-month period considering the extraordinarily low level of interest rates.

Notice to shareholders

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the following modifications to certain Class A sales load waiver privileges, with each change becoming effective on July 1, 2013:

■	Annuity payments received under an annuity option or from death proceeds will no longer qualify for net asset value (NAV) repurchase privileges.

■	The ability to reinvest redemption proceeds at NAV will be reduced from 120 days to 90 days.

■	NAV purchase privileges for certain types of “grandfathered” shareholders will be modified to remove the ability to purchase Class A shares at NAV, unless those shares are held directly with the Fund.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage High Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kevin J. Maas, CFA

Thomas M. Price, CFA

Michael J. Schueller, CFA

Average annual total returns1 (%) as of February 28, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SHBAX)	2-29-2000	5.33	7.99	8.20	10.30	8.99	8.70	1.01	0.91
Class B (WFNBX)*	7-18-2008	4.48	7.88	8.16	9.48	8.17	8.16	1.76	1.66
Class C (WFNCX)	7-18-2008	8.48	8.17	7.92	9.48	8.17	7.92	1.76	1.66
Administrator Class (WFNDX)	7-30-2010	–	–	–	10.51	9.13	8.92	0.95	0.81
Institutional Class (SHYYX)	7-31-2001	–	–	–	10.70	9.44	9.23	0.68	0.51
Investor Class (STHYX)	12-28-1995	–	–	–	10.39	8.98	8.75	1.04	0.94
Barclays U.S. Corporate High Yield Bond Index[4]	–	–	–	–	11.83	11.35	10.32	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below investment grade bond investments, such as credit risk (e.g. risk of issuer default), below investment grade bond risk (e.g. risk of greater volatility in value) and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage High Income Fund	5

Ten largest long-term holdings[5] (%) as of February 28, 2013
ArcelorMittal, 6.75%, 2-25-2022	1.26
TRW Automotive Incorporated, 4.50%, 3-1-2021	0.92
Levi Strauss & Company, 6.88%, 5-1-2022	0.87
Limited Brands Incorporated, 6.63%, 4-1-2021	0.84
Reynolds Group Holdings, 5.75%, 10-15-2020	0.82
Sirius XM Radio Incorporated, 5.25%, 8-15-2022	0.81
Cooper-Standard Holdings Incorporated, 8.50%, 5-1-2018	0.79
United Rentals North America Incorporated, 8.38%, 9-15-2020	0.78
CITGO Petroleum Corporation, 11.50%, 7-1-2017	0.78
HealthSouth Corporation, 8.13%, 2-15-2020	0.78

Credit quality[6] as of February 28, 2013

1.	Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for the Class A shares through June 19, 2008, includes Advisor Class expenses. Historical performance shown for the Class B and Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class B and Class C shares. Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through December 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.90% for Class A, 1.65% for Class B, 1.65% for Class C, 0.80% for Administrator Class, 0.50% for Institutional Class, and 0.93% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar-denominated, nonconvertible, non-investment grade debt index. The index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

5.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Moody’s rates the creditworthiness of short-term securities from P-1 (highest) to P-3 (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total long-term investments of the Fund. We generally define higher-quality (investment grade) bonds as bonds having a rating above BBB/Baa and lower-quality bonds as bonds having a rating below BBB/Baa.

6	Wells Fargo Advantage High Income Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2012 to February 28, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2012	Ending account value 2-28-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,051.60	$4.58	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51	0.90%
Class B
Actual	$1,000.00	$1,047.72	$8.38	1.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.61	$8.25	1.65%
Class C
Actual	$1,000.00	$1,047.71	$8.38	1.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.61	$8.25	1.65%
Administrator Class
Actual	$1,000.00	$1,053.24	$4.07	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01	0.80%
Institutional Class
Actual	$1,000.00	$1,053.46	$2.55	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%
Investor Class
Actual	$1,000.00	$1,052.69	$4.73	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage High Income Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 81.18%

Consumer Discretionary: 25.26%

Auto Components: 4.40%
American Axle Manufacturing Incorporated «	6.63%	10-15-2022	$6,000,000	$6,135,000
Cooper-Standard Holdings Incorporated	8.50	5-1-2018	6,415,000	6,960,270
Dana Holding Corporation	6.75	2-15-2021	4,000,000	4,355,000
Delphi Corporation	5.00	2-15-2023	5,850,000	6,091,313
Lear Corporation 144A	4.75	1-15-2023	1,000,000	975,000
Lear Corporation	8.13	3-15-2020	2,400,000	2,676,000
Tenneco Automotive Incorporated	7.75	8-15-2018	3,000,000	3,296,250
TRW Automotive Incorporated 144A	4.50	3-1-2021	8,000,000	8,100,000

				38,588,833

Automobiles: 0.73%
Ford Motor Company	7.45	7-16-2031	5,000,000	6,406,560

Diversified Consumer Services: 1.11%
Service Corporation International	4.50	11-15-2020	4,220,000	4,204,175
Service Corporation International	7.50	4-1-2027	200,000	220,750
Stewart Enterprises Incorporated	6.50	4-15-2019	5,000,000	5,337,500

				9,762,425

Hotels, Restaurants & Leisure: 4.73%
Caesars Entertainment Corporation	8.50	2-15-2020	1,000,000	975,000
Caesars Entertainment Corporation 144A	9.00	2-15-2020	5,000,000	4,937,500
CKE Restaurants Incorporated	11.38	7-15-2018	4,192,000	4,883,680
MGM Resorts International Company	6.63	12-15-2021	4,000,000	4,140,000
MGM Resorts International Company	8.63	2-1-2019	1,000,000	1,147,500
Penn National Gaming Incorporated	8.75	8-15-2019	3,750,000	4,256,250
Seminole Indian Tribe of Florida 144A	7.75	10-1-2017	4,900,000	5,310,375
Shingle Springs Tribal Gaming Authority 144A	9.38	6-15-2015	4,050,000	4,019,625
Tunica-Biloxi Gaming Authority 144A	9.00	11-15-2015	6,260,000	5,602,700
Yonkers Racing Corporation 144A	11.38	7-15-2016	5,770,000	6,231,600

				41,504,230

Household Durables: 1.46%
Beazer Homes USA Company	6.63	4-15-2018	1,000,000	1,068,750
Beazer Homes USA Company 144A	7.25	2-1-2023	5,000,000	5,037,500
Meritage Homes Corporation	7.00	4-1-2022	1,500,000	1,661,250
Meritage Homes Corporation	7.15	4-15-2020	4,500,000	5,006,250

				12,773,750

Media: 8.36%
CCO Holdings LLC	5.13	2-15-2023	2,000,000	1,950,000
CCO Holdings LLC	6.50	4-30-2021	2,000,000	2,130,000
CCO Holdings LLC	6.63	1-31-2022	2,000,000	2,165,000
CCO Holdings LLC	7.00	1-15-2019	5,000,000	5,387,500
Cequel Communications Holdings 144A	6.38	9-15-2020	5,000,000	5,168,750
Cinemark USA Incorporated 144A	5.13	12-15-2022	6,000,000	6,030,000
Clear Channel Communications Incorporated	9.00	3-1-2021	7,250,000	6,561,250

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage High Income Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Clear Channel Worldwide Holdings Incorporated	7.63%	3-15-2020	$4,250,000	$4,398,750
DISH DBS Corporation	6.75	6-1-2021	2,000,000	2,225,000
DISH DBS Corporation	7.88	9-1-2019	4,500,000	5,326,875
LBI Media Incorporated 144A	10.00	4-15-2019	4,000,000	3,690,000
Lynx I Corporation 144A	5.38	4-15-2021	6,000,000	6,150,000
Lynx II Corporation 144A	6.38	4-15-2023	2,000,000	2,072,500
National CineMedia LLC	6.00	4-15-2022	3,000,000	3,217,500
Regal Cinemas Corporation	8.63	7-15-2019	5,000,000	5,550,000
Regal Entertainment Group	5.75	2-1-2025	1,000,000	980,000
Sirius XM Radio Incorporated 144A	5.25	8-15-2022	7,000,000	7,140,000
Visant Corporation	10.00	10-1-2017	3,500,000	3,158,750

				73,301,875

Specialty Retail: 2.38%
Limited Brands Incorporated	5.63	2-15-2022	1,000,000	1,057,500
Limited Brands Incorporated	6.63	4-1-2021	6,500,000	7,328,750
Sally Beauty Holdings Incorporated	5.75	6-1-2022	1,000,000	1,056,250
Sally Beauty Holdings Incorporated	6.88	11-15-2019	5,500,000	6,132,500
Toys “R” Us Property Company II LLC	8.50	12-1-2017	5,000,000	5,262,500

				20,837,500

Textiles, Apparel & Luxury Goods: 2.09%
Hanesbrands Incorporated	6.38	12-15-2020	5,000,000	5,412,500
Jones Group Incorporated	6.88	3-15-2019	5,000,000	5,312,500
Levi Strauss & Company	6.88	5-1-2022	7,000,000	7,603,750

				18,328,750

Consumer Staples: 2.52%

Beverages: 0.48%
Constellation Brands Incorporated	7.25	9-1-2016	3,700,000	4,194,875

Food Products: 2.04%
Bumble Bee Acquisition Company 144A	9.00	12-15-2017	3,701,000	4,043,343
Del Monte Foods Company	7.63	2-15-2019	4,000,000	4,150,000
Fage USA Dairy Industry Incorporated 144A	9.88	2-1-2020	700,000	761,250
JBS USA Finance Incorporated 144A	8.25	2-1-2020	4,000,000	4,310,000
TreeHouse Foods Incorporated	7.75	3-1-2018	4,305,000	4,654,781

				17,919,374

Energy: 14.69%

Energy Equipment & Services: 2.46%
Basic Energy Services Company	7.75	10-15-2022	4,000,000	4,070,000
Energy Future Intermediate Holding Company LLC 144A	10.00	12-1-2020	4,000,000	4,510,000
Gulfmark Offshore Incorporated	6.38	3-15-2022	4,000,000	4,130,000
Hercules Offshore Incorporated 144A	7.13	4-1-2017	3,500,000	3,771,250
Key Energy Services Incorporated 144A	6.75	3-1-2021	5,000,000	5,075,000

				21,556,250

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage High Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels: 12.23%
Arch Coal Incorporated «	7.25%	6-15-2021	$5,000,000	$4,275,000
Atlas Pipeline Partners LP 144A	5.88	8-1-2023	5,000,000	4,975,000
Bill Barrett Corporation	7.63	10-1-2019	1,600,000	1,688,000
Bill Barrett Corporation	9.88	7-15-2016	5,000,000	5,375,000
BreitBurn Energy Partners LP	8.63	10-15-2020	4,000,000	4,400,000
Chesapeake Energy Corporation	6.63	8-15-2020	3,000,000	3,285,000
CITGO Petroleum Corporation 144A	11.50	7-1-2017	6,000,000	6,840,000
Comstock Resources Incorporated	9.50	6-15-2020	5,500,000	5,995,000
El Paso Corporation	6.50	9-15-2020	3,500,000	3,899,256
Energy Transfer Equity LP	7.50	10-15-2020	5,000,000	5,712,500
Energy XXI Gulf Coast Incorporated	7.75	6-15-2019	1,450,000	1,555,125
Energy XXI Gulf Coast Incorporated	9.25	12-15-2017	4,000,000	4,520,000
Halcon Resources Corporation 144A	8.88	5-15-2021	5,000,000	5,375,000
James River Coal Company	7.88	4-1-2019	5,000,000	2,512,500
Kodiak Oil & Gas Corp Company	8.13	12-1-2019	4,000,000	4,500,000
Newfield Exploration Company	6.88	2-1-2020	4,950,000	5,308,875
Oasis Petroleum Incorporated	6.88	1-15-2023	4,000,000	4,380,000
Peabody Energy Corporation	6.00	11-15-2018	1,000,000	1,062,500
Peabody Energy Corporation «	6.25	11-15-2021	5,000,000	5,200,000
Plains Exploration & Production Company	8.63	10-15-2019	4,600,000	5,255,500
Quicksilver Resources Incorporated	11.75	1-1-2016	2,000,000	2,010,000
Regency Energy Partners	6.88	12-1-2018	6,000,000	6,480,000
Rockies Express Pipeline LLC 144A	6.00	1-15-2019	1,000,000	980,000
Sandridge Energy Incorporated	7.50	2-15-2023	6,000,000	6,285,000
Targa Resources Partners Incorporated	6.38	8-1-2022	1,000,000	1,090,000
Targa Resources Partners Incorporated	6.88	2-1-2021	4,000,000	4,360,000

				107,319,256

Financials: 5.65%

Commercial Banks: 2.02%
CIT Group Incorporated	4.25	8-15-2017	1,000,000	1,035,000
CIT Group Incorporated	5.25	3-15-2018	5,000,000	5,375,000
CIT Group Incorporated	5.38	5-15-2020	3,000,000	3,270,000
CIT Group Incorporated 144A	6.63	4-1-2018	3,500,000	3,972,500
Regions Bank	7.50	5-15-2018	3,350,000	4,087,000

				17,739,500

Consumer Finance: 3.01%
Ally Financial Incorporated	5.50	2-15-2017	1,500,000	1,626,435
Ally Financial Incorporated	6.25	12-1-2017	2,000,000	2,233,794
Ally Financial Incorporated	8.00	3-15-2020	5,500,000	6,751,250
Discover Financial Services	5.20	4-27-2022	5,200,000	5,884,705
Ford Motor Credit Company LLC	5.00	5-15-2018	3,000,000	3,310,932
SLM Corporation	5.50	1-25-2023	2,000,000	1,993,260
SLM Corporation	8.00	3-25-2020	4,000,000	4,630,000

				26,430,376

Real Estate Management & Development: 0.62%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	5,000,000	5,387,500

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage High Income Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Care: 7.40%

Health Care Equipment & Supplies: 0.49%
Hanger Orthopedic Group	7.13%	11-15-2018	$4,000,000	$4,320,000

Health Care Providers & Services: 6.91%
Community Health Systems Incorporated	7.13	7-15-2020	2,000,000	2,155,000
Davita Incorporated	6.63	11-1-2020	4,000,000	4,360,000
Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-2019	2,500,000	2,706,250
Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	2,500,000	2,743,750
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	3,000,000	3,435,000
HCA Incorporated	4.75	5-1-2023	4,000,000	3,990,000
HCA Incorporated	5.88	3-15-2022	3,000,000	3,232,500
HCA Incorporated	5.88	5-1-2023	3,250,000	3,367,813
HCA Incorporated	7.25	9-15-2020	4,550,000	5,050,500
Health Management Association	7.38	1-15-2020	2,000,000	2,185,000
HealthSouth Corporation	8.13	2-15-2020	6,200,000	6,804,500
Iasis Healthcare Corporation	8.38	5-15-2019	5,000,000	5,150,000
Lifepoint Hospitals Incorporated	6.63	10-1-2020	3,750,000	4,082,813
Tenet Healthcare Corporation 144A	4.50	4-1-2021	1,000,000	986,250
Tenet Healthcare Corporation	6.25	11-1-2018	4,000,000	4,430,000
Vanguard Health Holdings Incorporated LLC	7.75	2-1-2019	3,000,000	3,213,750
Vanguard Health Holdings Incorporated LLC	8.00	2-1-2018	2,500,000	2,662,500

				60,555,626

Industrials: 11.03%

Aerospace & Defense: 1.23%
BE Aerospace Incorporated	5.25	4-1-2022	4,500,000	4,668,750
Digitalglobe Incorporated 144A	5.25	2-1-2021	1,000,000	992,500
Esterline Technologies Corporation	7.00	8-1-2020	3,750,000	4,125,000
Gencorp Incorporated 144A	7.13	3-15-2021	1,000,000	1,040,000

				10,826,250

Building Products: 2.01%
Griffon Corporation	7.13	4-1-2018	4,500,000	4,871,250
Masco Corporation	5.95	3-15-2022	6,000,000	6,683,820
Nortek Incorporated	8.50	4-15-2021	5,000,000	5,512,500
US Coatings Acquisition Incorporated 144A	7.38	5-1-2021	500,000	517,500

				17,585,070

Commercial Services & Supplies: 2.46%
ARAMARK Corporation 144A%%	5.75	3-15-2020	1,000,000	1,020,000
Clean Harbors Incorporated 144A	5.13	6-1-2021	2,000,000	2,030,000
Deluxe Corporation 144A	6.00	11-15-2020	1,000,000	1,017,500
Deluxe Corporation	7.00	3-15-2019	6,300,000	6,804,000
Iron Mountain Incorporated	5.75	8-15-2024	5,000,000	4,987,500
Swift Services Holdings Incorporated	10.00	11-15-2018	5,000,000	5,725,000

				21,584,000

Construction & Engineering: 0.49%
Great Lakes Dredge & Dock Company	7.38	2-1-2019	4,000,000	4,310,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage High Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Machinery: 2.32%
Briggs & Stratton Corporation	6.88%	12-15-2020	$2,970,000	$3,356,100
Manitowoc Company Incorporated	5.88	10-15-2022	1,000,000	1,025,000
Manitowoc Company Incorporated	8.50	11-1-2020	4,000,000	4,515,000
RSC Equipment Rental Incorporated	8.25	2-1-2021	4,000,000	4,535,000
United Rentals North America Incorporated	8.38	9-15-2020	6,250,000	6,875,000

				20,306,100

Professional Services: 1.63%
Checkout Holdings Corporation 144A¤	0.00	11-15-2015	3,000,000	2,216,250
FTI Consulting Incorporated 144A	6.00	11-15-2022	1,000,000	1,032,500
FTI Consulting Incorporated	6.75	10-1-2020	5,900,000	6,268,750
West Corporation	7.88	1-15-2019	2,000,000	2,090,000
West Corporation	8.63	10-1-2018	2,500,000	2,662,500

				14,270,000

Trading Companies & Distributors: 0.89%
International Lease Finance Corporation	6.25	5-15-2019	1,000,000	1,095,365
International Lease Finance Corporation	8.25	12-15-2020	5,500,000	6,737,500

				7,832,865

Information Technology: 0.58%

Internet Software & Services: 0.53%
Equinix Incorporated %%	4.88	4-1-2020	1,850,000	1,850,000
Equinix Incorporated %%	5.38	4-1-2023	2,780,000	2,780,000

				4,630,000

IT Services: 0.05%
Neustar Incorporated 144A	4.50	1-15-2023	500,000	480,000

Materials: 4.68%

Chemicals: 0.77%
Axiall Corporation 144A	4.88	5-15-2023	2,250,000	2,283,750
Huntsman International LLC 144A%%	4.88	11-15-2020	2,000,000	1,970,000
Polyone Corporation	7.38	9-15-2020	2,250,000	2,491,875

				6,745,625

Containers & Packaging: 2.93%
Berry Plastics Corporation	9.75	1-15-2021	5,500,000	6,352,500
BWAY Corporation	10.00	6-15-2018	4,000,000	4,490,000
Crown Americas LLC 144A	4.50	1-15-2023	1,500,000	1,466,250
Reynolds Group Holdings	5.75	10-15-2020	7,000,000	7,227,500
Reynolds Group Holdings	8.25	2-15-2021	6,000,000	6,195,000

				25,731,250

Paper & Forest Products: 0.98%
Appleton Papers Incorporated	11.25	12-15-2015	1,634,000	1,783,103
Boise Paper Holdings LLC	9.00	11-1-2017	3,750,000	4,054,688
Resolute Forest Products Incorporated	10.25	10-15-2018	2,358,000	2,729,385

				8,567,176

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage High Income Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services: 6.85%

Diversified Telecommunication Services: 4.06%
Cincinnati Bell Incorporated	8.38%	10-15-2020	$3,000,000	$3,157,500
Cincinnati Bell Incorporated	8.75	3-15-2018	4,000,000	4,090,000
Frontier Communications Corporation	8.25	4-15-2017	4,000,000	4,570,000
Frontier Communications Corporation	8.75	4-15-2022	2,000,000	2,250,000
Intelsat Jackson Holdings Limited	8.50	11-1-2019	5,025,000	5,590,313
Level 3 Communications Incorporated	11.88	2-1-2019	4,000,000	4,620,000
Level 3 Financing Incorporated	8.63	7-15-2020	1,000,000	1,110,000
PAETEC Holding Corporation	9.88	12-1-2018	3,750,000	4,293,750
TW Telecommunications Holdings Incorporated	5.38	10-1-2022	2,000,000	2,085,000
TW Telecommunications Holdings Incorporated	8.00	3-1-2018	3,500,000	3,806,250

				35,572,813

Wireless Telecommunication Services: 2.79%
Cricket Communications Incorporated	7.75	10-15-2020	4,000,000	4,070,000
Crown Castle International Corporation 144A	5.25	1-15-2023	4,000,000	4,100,000
MetroPCS Communications Incorporated	6.63	11-15-2020	5,015,000	5,246,944
Sprint Capital Corporation	6.90	5-1-2019	4,600,000	5,002,500
Sprint Capital Corporation	8.75	3-15-2032	3,000,000	3,525,000
Sprint Nextel Corporation	6.00	11-15-2022	2,500,000	2,525,000

				24,469,444

Utilities: 2.52%

Independent Power Producers & Energy Traders: 2.52%
Calpine Corporation 144A	7.50	2-15-2021	3,600,000	3,915,000
Calpine Corporation 144A	7.88	1-15-2023	1,800,000	1,993,500
Mirant Americas Generation LLC	8.50	10-1-2021	5,200,000	6,110,000
NRG Energy Incorporated	8.25	9-1-2020	3,000,000	3,393,750
NRG Energy Incorporated	8.50	6-15-2019	4,000,000	4,450,000
RRI Energy Incorporated	7.88	6-15-2017	2,000,000	2,220,000

				22,082,250

Total Corporate Bonds and Notes (Cost $673,073,503)				711,919,523

Municipal Obligations: 0.56%

Florida: 0.56%
Florida Development Financial Corporation Renaissance Charter School Project Series 2011B (Resource Recovery Revenue)	8.00	12-15-2018	3,180,000	3,214,503
Florida Development Financial Corporation Renaissance Charter School Project Series 2012B (Resource Recovery Revenue)	7.50	6-15-2018	1,720,000	1,702,043

Total Municipal Obligations (Cost $4,900,000)				4,916,546

Term Loans: 0.69%
Chrysler Group LLC	6.00	5-24-2017	5,910,000	6,032,810

Total Term Loans (Cost $5,909,835)				6,032,810

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage High Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Yankee Corporate Bonds and Notes: 8.97%

Consumer Discretionary: 1.09%

Automobiles: 0.50%
Jaguar Land Rover plc 144A	5.63%	2-1-2023	$500,000	$511,250
Jaguar Land Rover plc 144A	8.13	5-15-2021	3,500,000	3,893,750

				4,405,000

Media: 0.59%
Quebecor Media Incorporated 144A	5.75	1-15-2023	5,000,000	5,112,500

Energy: 0.58%

Oil, Gas & Consumable Fuels: 0.58%
Petrobakken Energy Limited 144A	8.63	2-1-2020	5,000,000	5,100,000

Financials: 1.28%

Consumer Finance: 0.69%
National Money Mart Company	10.38	12-15-2016	5,500,000	6,077,500

Diversified Financial Services: 0.59%
Aircastle Limited	9.75	8-1-2018	4,500,000	5,130,000

Industrials: 0.47%

Aerospace & Defense: 0.47%
Bombardier Incorporated 144A	6.13	1-15-2023	4,000,000	4,100,000

Information Technology: 1.59%

Electronic Equipment, Instruments & Components: 0.21%
Flextronics International Limited 144A	5.00	2-15-2023	1,850,000	1,859,250

Semiconductors & Semiconductor Equipment: 1.38%
Magnachip Semiconductor Limited	10.50	4-15-2018	5,175,000	5,796,000
NXP Funding LLC 144A	5.75	2-15-2021	2,000,000	2,045,000
Sensata Technologies BV 144A	6.50	5-15-2019	4,000,000	4,290,000

				12,131,000

Materials: 3.49%

Chemicals: 1.28%
Ineos Finance plc 144A	7.50	5-1-2020	1,000,000	1,077,500
Ineos Group Holdings plc 144A	8.38	2-15-2019	1,000,000	1,095,000
Ineos Group Holdings plc 144A	8.50	2-15-2016	4,490,000	4,562,963
LyondellBasell Industries NV	5.00	4-15-2019	4,000,000	4,460,000

				11,195,463

Metals & Mining: 1.74%
ArcelorMittal «	6.75	2-25-2022	10,000,000	11,014,070
Inmet Mining Corporation 144A	7.50	6-1-2021	4,000,000	4,260,000

				15,274,070

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage High Income Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Paper & Forest Products: 0.47%
Sappi Papier Holding GmbH 144A	6.63%	4-15-2021	$4,000,000	$4,140,000

Telecommunication Services: 0.47%

Diversified Telecommunication Services: 0.47%
Intelsat Luxembourg SA	11.50	2-4-2017	3,916,796	4,166,492

Total Yankee Corporate Bonds and Notes (Cost $75,083,822)				78,691,275

	Yield		Shares

Short-Term Investments: 10.28%

Investment Companies: 10.28%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.13		70,136,770	70,136,770
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)	0.18		19,995,119	19,995,119

Total Short-Term Investments (Cost $90,131,889)				90,131,889

Total investments in securities
(Cost $849,099,049) *	101.68%	891,692,043
Other assets and liabilities, net	(1.68)	(14,748,619)

Total net assets	100.00%	$876,943,424

«	All or a portion of this security is on loan.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

%%	Security issued on a when-issued basis.

¤	Security issued in zero coupon form with no periodic interest payments.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $849,726,079 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$48,429,177
Gross unrealized depreciation	(6,463,213)

Net unrealized appreciation	$41,965,964

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—February 28, 2013 (unaudited)	Wells Fargo Advantage High Income Fund	15

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$801,560,154
In affiliated securities, at value (see cost below)	90,131,889

Total investments, at value (see cost below)	891,692,043
Receivable for investments sold	8,610,857
Receivable for Fund shares sold	2,298,442
Receivable for interest	14,273,694
Receivable for securities lending income	6,937
Prepaid expenses and other assets	77,779

Total assets	916,959,752

Liabilities
Dividends payable	1,117,415
Payable for investments purchased	16,365,135
Payable for Fund shares redeemed	1,978,210
Payable upon receipt of securities loaned	19,995,119
Advisory fee payable	259,032
Distribution fees payable	19,594
Due to other related parties	130,027
Accrued expenses and other liabilities	151,796

Total liabilities	40,016,328

Total net assets	$876,943,424

NET ASSETS CONSIST OF
Paid-in capital	$825,899,699
Overdistributed net investment income	(78,519)
Accumulated net realized gains on investments	8,529,250
Net unrealized gains on investments	42,592,994

Total net assets	$876,943,424

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$117,695,832
Shares outstanding – Class A	15,158,400
Net asset value per share – Class A	$7.76
Maximum offering price per share – Class A2	$8.13
Net assets – Class B	$1,251,173
Shares outstanding – Class B	161,173
Net asset value per share – Class B	$7.76
Net assets – Class C	$33,183,980
Shares outstanding – Class C	4,274,161
Net asset value per share – Class C	$7.76
Net assets – Administrator Class	$45,971,057
Shares outstanding – Administrator Class	5,866,089
Net asset value per share – Administrator Class	$7.84
Net assets – Institutional Class	$281,389,286
Shares outstanding – Institutional Class	35,916,306
Net asset value per share – Institutional Class	$7.83
Net assets – Investor Class	$397,452,096
Shares outstanding – Investor Class	50,987,191
Net asset value per share – Investor Class	$7.80

Investment in unaffiliated securities (including securities on loan), at cost	$758,967,160

Investments in affiliated securities, at cost	$90,131,889

Total investments, at cost	$849,099,049

Securities on loan, at value	$19,592,541

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage High Income Fund	Statement of operations—six months ended February 28, 2013 (unaudited)

Investment income
Interest*	$27,173,141
Securities lending income, net	94,579
Income from affiliated securities	49,587

Total investment income	27,317,307

Expenses
Advisory fee	2,035,554
Administration fees
Fund level	207,852
Class A	93,635
Class B	1,065
Class C	25,274
Administrator Class	18,104
Institutional Class	117,703
Investor Class	333,427
Shareholder servicing fees
Class A	146,305
Class B	1,664
Class C	39,491
Administrator Class	40,628
Investor Class	427,205
Distribution fees
Class B	4,992
Class C	118,471
Custody and accounting fees	23,077
Professional fees	23,010
Registration fees	35,276
Shareholder report expenses	41,002
Trustees’ fees and expenses	4,959
Other fees and expenses	9,834

Total expenses	3,748,528
Less: Fee waivers and/or expense reimbursements	(437,699)

Net expenses	3,310,829

Net investment income	24,006,478

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	11,612,010
Net change in unrealized gains (losses) on investments	7,608,403

Net realized and unrealized gains (losses) on investments	19,220,413

Net increase in net assets resulting from operations	$43,226,891

* Net of foreign interest withholding taxes in the amount of	$424

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage High Income Fund	17

	Six months ended February 28, 2013 (unaudited)		Year ended August 31, 2012

Operations
Net investment income		$24,006,478		$48,777,015
Net realized gains on investments		11,612,010		6,054,227
Net change in unrealized gains (losses) on investments		7,608,403		41,709,230

Net increase in net assets resulting from operations		43,226,891		96,540,472

Distributions to shareholders from
Net investment income
Class A		(3,321,845)		(7,308,596)
Class B		(32,806)		(103,156)
Class C		(777,938)		(1,747,148)
Administrator Class		(1,045,825)		(1,408,586)
Institutional Class		(8,923,782)		(19,201,611)
Investor Class		(9,905,067)		(18,948,092)
Net realized gains
Class A		(630,804)		0
Class B		(7,202)		0
Class C		(173,756)		0
Administrator Class		(184,150)		0
Institutional Class		(1,630,359)		0
Investor Class		(1,906,689)		0

Total distributions to shareholders		(28,540,223)		(48,717,189)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,547,358	19,737,572	7,966,274	58,205,657
Class B	25,458	196,986	57,111	417,796
Class C	480,995	3,721,842	691,906	5,077,221
Administrator Class	2,401,676	18,812,384	4,866,482	35,548,573
Institutional Class	5,029,188	39,240,602	15,805,630	116,689,068
Investor Class	17,792,719	138,271,383	24,075,415	177,225,852

		219,980,769		393,164,167

Reinvestment of distributions
Class A	491,842	3,800,830	859,319	6,344,473
Class B	4,879	37,686	10,601	77,997
Class C	118,420	915,053	199,449	1,471,907
Administrator Class	147,012	1,147,227	162,874	1,217,490
Institutional Class	487,833	3,803,151	879,150	6,537,072
Investor Class	1,328,740	10,312,965	2,151,447	15,924,964

		20,016,912		31,573,903

Payment for shares redeemed
Class A	(4,102,177)	(31,748,066)	(6,875,828)	(50,479,476)
Class B	(61,923)	(479,113)	(216,885)	(1,578,665)
Class C	(532,698)	(4,119,770)	(956,848)	(7,020,037)
Administrator Class	(1,020,969)	(7,944,056)	(2,715,961)	(19,931,890)
Institutional Class	(8,958,202)	(69,859,292)	(10,282,212)	(76,885,041)
Investor Class	(13,026,611)	(100,918,379)	(19,945,964)	(145,965,420)

		(215,068,676)		(301,860,529)

Net increase in net assets resulting from capital share transactions		24,929,005		122,877,541

Total increase in net assets		39,615,673		170,700,824

Net assets
Beginning of period		837,327,751		666,626,927

End of period		$876,943,424		$837,327,751

Overdistributed net investment income		$(78,519)		$(77,734)

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage High Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended May 31
CLASS A		2012	2011	2010[1]	2010	2009[2]	2008[2]
Net asset value, beginning of period	$7.63	$7.17	$7.14	$6.90	$6.35	$7.25	$7.89
Net investment income	0.21 [3]	0.46	0.50	0.13	0.53	0.50	0.53
Net realized and unrealized gains (losses) on investments	0.17	0.47	0.03	0.24	0.54	(0.90)	(0.64)

Total from investment operations	0.38	0.93	0.53	0.37	1.07	(0.40)	(0.11)
Distributions to shareholders from
Net investment income	(0.21)	(0.47)	(0.50)	(0.13)	(0.52)	(0.50)	(0.53)
Net realized gains	(0.04)	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.25)	(0.47)	(0.50)	(0.13)	(0.52)	(0.50)	(0.53)
Net asset value, end of period	$7.76	$7.63	$7.17	$7.14	$6.90	$6.35	$7.25
Total return[4]	5.16%	13.30%	7.41%	5.44%	17.20%	(5.07)%	(1.40)%
Ratios to average net assets (annualized)
Gross expenses	0.98%	1.00%	1.01%	1.00%	1.03%	1.05%	1.19%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.89%	0.86%
Net investment income	5.68%	6.30%	6.77%	7.52%	7.86%	8.13%	7.04%
Supplemental data
Portfolio turnover rate	22%	22%	78%	11%	77%	52%	53%
Net assets, end of period (000s omitted)	$117,696	$123,727	$102,361	$124,730	$99,515	$105,678	$10,471

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	On June 20, 2008, Advisor Class was renamed Class A.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage High Income Fund	19

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended May 31
CLASS B		2012	2011	2010[1]	2010	2009[2]
Net asset value, beginning of period	$7.63	$7.17	$7.13	$6.90	$6.35	$6.99
Net investment income	0.19 [3]	0.41 [3]	0.45	0.12	0.48	0.39
Net realized and unrealized gains (losses) on investments	0.17	0.46	0.04	0.23	0.54	(0.64)

Total from investment operations	0.36	0.87	0.49	0.35	1.02	(0.25)
Distributions to shareholders from
Net investment income	(0.19)	(0.41)	(0.45)	(0.12)	(0.47)	(0.39)
Net realized gains	(0.04)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.23)	(0.41)	(0.45)	(0.12)	(0.47)	(0.39)
Net asset value, end of period	$7.76	$7.63	$7.17	$7.13	$6.90	$6.35
Total return[4]	4.77%	12.46%	6.76%	5.10%	16.33%	(3.11)%
Ratios to average net assets (annualized)
Gross expenses	1.73%	1.75%	1.76%	1.75%	1.78%	1.79%
Net expenses	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment income	4.93%	5.59%	6.04%	6.66%	7.17%	7.35%
Supplemental data
Portfolio turnover rate	22%	22%	78%	11%	77%	52%
Net assets, end of period (000s omitted)	$1,251	$1,470	$2,452	$5,451	$4,564	$7,908

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	For the period from July 18, 2008 (commencement of class operations) to May 31, 2009

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage High Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended May 31
CLASS C		2012	2011	2010[1]	2010	2009[2]
Net asset value, beginning of period	$7.63	$7.17	$7.14	$6.90	$6.35	$6.99
Net investment income	0.19	0.41	0.45	0.12	0.48	0.39
Net realized and unrealized gains (losses) on investments	0.17	0.46	0.03	0.24	0.54	(0.64)

Total from investment operations	0.36	0.87	0.48	0.36	1.02	(0.25)
Distributions to shareholders from
Net investment income	(0.19)	(0.41)	(0.45)	(0.12)	(0.47)	(0.39)
Net realized gains	(0.04)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.23)	(0.41)	(0.45)	(0.12)	(0.47)	(0.39)
Net asset value, end of period	$7.76	$7.63	$7.17	$7.14	$6.90	$6.35
Total return[3]	4.77%	12.47%	6.62%	5.25%	16.33%	(3.12)%
Ratios to average net assets (annualized)
Gross expenses	1.73%	1.75%	1.76%	1.75%	1.78%	1.79%
Net expenses	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment income	4.92%	5.56%	6.01%	6.75%	7.04%	7.29%
Supplemental data
Portfolio turnover rate	22%	22%	78%	11%	77%	52%
Net assets, end of period (000s omitted)	$33,184	$32,089	$30,645	$30,332	$18,573	$13,460

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.
2.	For the period from July 18, 2008 (commencement of class operations) to May 31, 2009
3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage High Income Fund	21

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2012	2011	2010[1]
Net asset value, beginning of period	$7.70	$7.24	$7.20	$7.23
Net investment income	0.22	0.48	0.51	0.04
Net realized and unrealized gains (losses) on investments	0.18	0.46	0.04	(0.02)

Total from investment operations	0.40	0.94	0.55	0.02
Distributions to shareholders from
Net investment income	(0.22)	(0.48)	(0.51)	(0.05)
Net realized gains	(0.04)	0.00	0.00	0.00

Total distributions to shareholders	(0.26)	(0.48)	(0.51)	(0.05)
Net asset value, end of period	$7.84	$7.70	$7.24	$7.20
Total return[2]	5.32%	13.36%	7.66%	0.22%
Ratios to average net assets (annualized)
Gross expenses	0.90%	0.90%	0.92%	0.99%
Net expenses	0.80%	0.80%	0.79%	0.84%
Net investment income	5.78%	6.37%	6.73%	7.78%
Supplemental data
Portfolio turnover rate	22%	22%	78%	11%
Net assets, end of period (000s omitted)	$45,971	$33,395	$14,654	$10

1.	For the period from July 30, 2010 (commencement of class operations) to August 31, 2010
2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage High Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended May 31
INSTITUTIONAL CLASS		2012	2011	2010[1]	2010	2009	2008
Net asset value, beginning of period	$7.70	$7.24	$7.20	$6.96	$6.40	$7.31	$7.96
Net investment income	0.23	0.50	0.54	0.14	0.57	0.53	0.56
Net realized and unrealized gains (losses) on investments	0.17	0.46	0.04	0.24	0.54	(0.91)	(0.65)

Total from investment operations	0.40	0.96	0.58	0.38	1.11	(0.38)	(0.09)
Distributions to shareholders from
Net investment income	(0.23)	(0.50)	(0.54)	(0.14)	(0.55)	(0.53)	(0.56)
Net realized gains	(0.04)	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.27)	(0.50)	(0.54)	(0.14)	(0.55)	(0.53)	(0.56)
Net asset value, end of period	$7.83	$7.70	$7.24	$7.20	$6.96	$6.40	$7.31
Total return[2]	5.35%	13.69%	7.98%	5.52%	17.76%	(4.75)%	(1.06)%
Ratios to average net assets (annualized)
Gross expenses	0.65%	0.67%	0.68%	0.67%	0.68%	0.70%	0.80%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.48%
Net investment income	6.07%	6.69%	7.15%	7.94%	8.18%	8.42%	8.15%
Supplemental data
Portfolio turnover rate	22%	22%	78%	11%	77%	52%	53%
Net assets, end of period (000s omitted)	$281,389	$302,894	$238,490	$197,158	$189,936	$119,004	$90,200

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.
2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage High Income Fund	23

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended May 31
INVESTOR CLASS		2012	2011	2010[1]	2010	2009	2008
Net asset value, beginning of period	$7.66	$7.20	$7.16	$6.93	$6.37	$7.28	$7.92
Net investment income	0.21	0.47	0.50	0.13	0.53	0.50	0.53
Net realized and unrealized gains (losses) on investments	0.18	0.46	0.04	0.23	0.55	(0.91)	(0.64)

Total from investment operations	0.39	0.93	0.54	0.36	1.08	(0.41)	(0.11)
Distributions to shareholders from
Net investment income	(0.21)	(0.47)	(0.50)	(0.13)	(0.52)	(0.50)	(0.53)
Net realized gains	(0.04)	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.25)	(0.47)	(0.50)	(0.13)	(0.52)	(0.50)	(0.53)
Net asset value, end of period	$7.80	$7.66	$7.20	$7.16	$6.93	$6.37	$7.28
Total return[2]	5.27%	13.24%	7.53%	5.27%	17.28%	(5.20)%	(1.35)%
Ratios to average net assets (annualized)
Gross expenses	1.01%	1.03%	1.04%	1.04%	1.07%	1.10%	1.33%
Net expenses	0.93%	0.93%	0.93%	0.94%	0.95%	0.92%	0.86%
Net investment income	5.64%	6.27%	6.73%	7.49%	7.76%	7.95%	7.08%
Supplemental data
Portfolio turnover rate	22%	22%	78%	11%	77%	52%	53%
Net assets, end of period (000s omitted)	$397,452	$343,752	$278,024	$322,015	$286,836	$231,308	$179,909

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.
2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage High Income Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage High Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities

Notes to financial statements (unaudited)	Wells Fargo Advantage High Income Fund	25

lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

26	Wells Fargo Advantage High Income Fund	Notes to financial statements (unaudited)

As of August 31, 2012, the Fund had pre-enactment capital loss carryforwards incurred in taxable years beginning before December 22, 2010, which were available to offset future net realized capital gains, in the amount of $2,454,996 with $409,343 expiring in 2015; $1,995,851 expiring in 2016; and $49,802 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Corporate bonds and notes	$0	$711,919,523	$0	$711,919,523
Municipal obligations	0	4,916,546	0	4,916,546
Term loans	0	6,032,810	0	6,032,810
Yankee corporate bonds and notes	0	78,691,275	0	78,691,275
Short-term investments
Investment companies	70,136,770	19,995,119	0	90,131,889
	$70,136,770	$821,555,273	$0	$891,692,043

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended February 28, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Notes to financial statements (unaudited)	Wells Fargo Advantage High Income Fund	27

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory Fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.50% and declining to 0.40% as the average daily net assets of the Fund increase. For the six months ended February 28, 2013, the advisory fee was equivalent to an annual rate of 0.49% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.90% for Class A shares, 1.65% for Class B shares, 1.65% for Class C shares, 0.80% for Administrator Class shares, 0.50% for Institutional Class shares, and 0.93% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended February 28, 2013, Wells Fargo Funds Distributor, LLC received $11,996 from the sale of Class A shares and $170 and $167 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 28, 2013 were $227,525,400 and $173,595,908, respectively.

28	Wells Fargo Advantage High Income Fund	Notes to financial statements (unaudited)

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended February 28, 2013, the Fund paid $904 in commitment fees.

For the six months ended February 28, 2013, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

Other information (unaudited)	Wells Fargo Advantage High Income Fund	29

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

30	Wells Fargo Advantage High Income Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 135 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage High Income Fund	31

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 74 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 74 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available,without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

32	Wells Fargo Advantage High Income Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

215346 04-13 SA217/SAR217 2-13

Wells Fargo Advantage

High Yield Bond Fund

Semi-Annual Report

February 28, 2013

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The views expressed and any forward-looking statements are as of February 28, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $225 billion in assets under management, as of February 28, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage High Yield Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Fixed-income performance was best among lower-rated corporate bonds and commercial mortgage-backed securities, as continued monetary accommodation from the U.S. Federal Reserve strengthened the demand for securities with higher yields.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage High Yield Bond Fund, which covers the six-month period that ended February 28, 2013. During the period, fixed-income performance was best among lower-rated corporate bonds and commercial mortgage-backed securities (CMBS), as continued monetary accommodation from the U.S. Federal Reserve (Fed) strengthened the demand for securities with higher yields. However, the longest-maturity segments of the fixed-income market generally underperformed the mid-maturity and short-maturity segments because longer-maturity U.S. Treasury yields shifted higher, most notably in January 2013, thereby influencing a decline in the prices of longer-maturity fixed-income securities.

Credit sectors rallied for much of the second half of 2012, outperforming U.S. Treasuries.

As policymaking in Europe during the summer months of 2012 began to reassure global credit markets that the euro would likely survive and that all appropriate measures would be taken to bolster European debt markets, lower-rated securities in the U.S. once again rallied in price, significantly outpacing the returns from U.S. Treasuries. Corporate bonds and CMBS were once again the best-performing sectors of the core fixed income markets from August 2012 through the end of the year, as they had been before the European credit crisis escalated in the spring.

In December 2012, the Fed reaffirmed its commitment to highly accommodative monetary policy, citing its dual mandate of fostering maximum employment and price stability. For the first time since the financial crisis began in 2008, the Fed formally announced specific target ranges that could trigger a change to its highly accommodative monetary policy, most notably that exceptionally low interest rates would be appropriate at least as long as the unemployment rate remained above 6.5% and inflation expectations were no more than half a percentage point above its 2.0% inflation target. These thresholds were the first official measures of when and how a change to monetary policy may take effect.

U.S. Treasury yields shift significantly higher in January 2013.

With growing confidence in the U.S. economy and improving stability in the European credit markets, longer-maturity U.S. Treasury yields began to shift significantly higher in January 2013. The yield on the 10-year U.S. Treasury note ratcheted higher to 2.00% in January 2013, after finishing 2012 at 1.75% and reaching a modern-era record low of 1.41% in late July 2012. The 30-year U.S. Treasury bond finished the period at a yield of 3.09%, up from 2.58% at the start of the period. Thus, during the period, longer-maturity securities felt the pressure of yields shifting higher, which eroded some of their pricing. The best-performing sections of the yield curve were generally in the five- to 10-year range, which benefited from relatively adequate yields while remaining mostly insulated from the price erosion in maturities of 10 years and longer.

Despite this persistent trend toward higher yields during the final three months of the period, which chipped away at some security prices, several areas of the taxable fixed income markets continued to generate relatively compelling returns, considering the extraordinarily low level of interest rates. Spreads in the corporate bond sector continued to tighten while U.S. Treasury yields shifted higher, thus providing some protection against price erosion. CMBS spreads also tightened during the period resulting in some of the strongest six-month returns in the taxable investment-grade sectors. Within the Barclays U.S. Aggregate Bond Index1, the CMBS sector returned 2.35% during the six-month period, the corporate sector returned 1.64%, and the U.S. Treasury sector returned (0.67)%. The lower-rated

1.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage High Yield Bond Fund	3

credit tiers continued to outperform each respectively higher credit tier during the period, despite the rising yield influence in the longest maturities.

Overall, the theme for the six-month period in the U.S. fixed income markets was relatively strong performance from the corporate and CMBS sectors, particularly in the lower-rated credit tiers, with a protracted decline in prices of U.S. Treasuries. On the whole, most credit-related sectors generated relatively generous returns during the six-month period considering the extraordinarily low level of interest rates. However, the trend from previous periods of strong performance from longer-maturity securities began to unwind in January and February 2013. During this period, credit risks were rewarded better than interest rate risks, meaning that higher-yield compensation from lower-rated securities performed better than higher-yield compensation from longer-maturity securities, which experienced price pressures. Investment strategies that focused on mid- to lower-rated credit tiers and mid-maturity securities generally saw the strongest returns during the period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 110 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Notice to shareholders

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the following modifications to certain Class A sales load waiver privileges, with each change becoming effective on July 1, 2013:

■	Annuity payments received under an annuity option or from death proceeds will no longer qualify for net asset value (NAV) repurchase privileges.

■	The ability to reinvest redemption proceeds at NAV will be reduced from 120 days to 90 days.

■	NAV purchase privileges for certain types of “grandfathered” shareholders will be modified to remove the ability to purchase Class A shares at NAV, unless those shares are held directly with the Fund.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage High Yield Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio manager

Margaret D. Patel

Average annual total returns1 (%) as of February 28, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKHAX)	1-20-1998	5.73	8.60	7.78	10.80	9.58	8.28	1.03	1.03
Class B (EKHBX)*	9-11-1935	4.98	8.48	7.74	9.98	8.76	7.74	1.78	1.78
Class C (EKHCX)	1-21-1998	8.98	8.76	7.50	9.98	8.76	7.50	1.78	1.78
Administrator Class (EKHYX)	4-14-1998	–	–	–	11.05	9.83	8.56	0.97	0.81
BofA Merrill Lynch U.S. High Yield Master II Constrained Index[4]	–	–	–	–	11.81	11.13	10.11	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage High Yield Bond Fund	5

Ten largest long-term holdings[5] (%) as of February 28, 2013
HDTFS Incorporated, 6.25%, 10-15-2022	5.96
NRG Energy Incorporated, 6.63%, 3-15-2023	4.85
Iron Mountain Incorporated, 5.75%, 8-15-2024	4.79
Tronox Finance LLC, 6.38%, 8-15-2020	4.65
Olin Corporation, 5.50%, 8-15-2022	4.21
General Cable Corporation, 5.75%, 10-1-2022	4.11
Fresenius Medical Care Holdings Incorporated, 5.88%, 1-31-2022	4.03
Seagate Technology HDD Holdings, 7.00%, 11-1-2021	3.94
Bristow Group Incorporated, 6.25%, 10-15-2022	3.80
DaVita HealthCare Partners Incorporated, 5.75%, 8-15-2022	3.80

Credit quality[6] as of February 28, 2013

1.	Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen High Income Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through December 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.03% for Class A, 1.78% for Class B, 1.78% for Class C, and 0.80% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The BofA Merrill Lynch U.S. High Yield Master II Constrained Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB–/Baa3, but are not in default. The BofA Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. You cannot invest directly in an index.

5.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Moody’s rates the creditworthiness of short-term securities from P-1 (highest) to P-3 (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total long-term investments of the Fund. We generally define higher-quality (investment grade) bonds as bonds having a rating above BBB/Baa and lower-quality bonds as bonds having a rating below BBB/Baa.

6	Wells Fargo Advantage High Yield Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2012 to February 28, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2012	Ending account value 2-28-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,056.55	$5.25	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.69	$5.16	1.03%
Class B
Actual	$1,000.00	$1,052.65	$9.06	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.97	$8.90	1.78%
Class C
Actual	$1,000.00	$1,052.65	$9.06	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.97	$8.90	1.78%
Administrator Class
Actual	$1,000.00	$1,057.72	$4.08	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01	0.80%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage High Yield Bond Fund	7

Security name			Shares	Value

Common Stocks: 5.47%

Consumer Discretionary: 0.36%

Distributors: 0.36%
Genuine Parts Company «			20,000	$1,420,600

Hotels, Restaurants & Leisure: 0.00%
Trump Entertainment Resorts Incorporated †			1,840	1,840

Energy: 2.13%

Oil, Gas & Consumable Fuels: 2.13%
ConocoPhillips Company			40,000	2,318,000
Kinder Morgan Incorporated			50,000	1,853,500
Phillips 66			40,000	2,518,400
The Williams Companies Incorporated			50,000	1,735,500

				8,425,400

Financials: 1.66%

REITs: 1.66%
HCP Incorporated			45,000	2,199,600
Health Care REIT Incorporated «			30,000	1,924,200
Plum Creek Timber Company «			50,000	2,425,000

				6,548,800

Health Care: 0.73%

Pharmaceuticals: 0.73%
Eli Lilly & Company			45,000	2,459,700
Merck & Company Incorporated			10,000	427,300

				2,887,000

Materials: 0.59%

Chemicals: 0.59%
LyondellBasell Industries Class A			40,000	2,344,800

Total Common Stocks (Cost $19,696,556)				21,628,440

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes: 87.54%

Consumer Discretionary: 7.71%

Auto Components: 5.27%
Allison Transmission Incorporated 144A	7.13%	5-15-2019	$2,250,000	2,396,250
American Axle Manufacturing Incorporated «	6.63	10-15-2022	2,250,000	2,300,625
Cooper Tire & Rubber Company	7.63	3-15-2027	1,935,000	2,022,075
Lear Corporation 144A	4.75	1-15-2023	3,000,000	2,925,000
Penske Automotive Group Incorporated 144A	5.75	10-1-2022	10,702,000	11,196,968

				20,840,918

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage High Yield Bond Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Diversified Consumer Services: 0.86%
Service Corporation International	7.50%	4-1-2027	$3,080,000	$3,399,550

Hotels, Restaurants & Leisure: 0.48%
Speedway Motorsports Incorporated 144A	6.75	2-1-2019	1,200,000	1,279,500
Speedway Motorsports Incorporated	6.75	2-1-2019	575,000	613,094

				1,892,594

Media: 1.10%
DISH DBS Corporation 144A	5.00	3-15-2023	3,000,000	2,977,500
Local TV Finance LLC 144A	9.25	6-15-2015	1,350,000	1,360,125

				4,337,625

Energy: 11.83%

Energy Equipment & Services: 2.82%
Dresser-Rand Group Incorporated	6.50	5-1-2021	1,225,000	1,298,500
Gulfmark Offshore Incorporated	6.38	3-15-2022	1,635,000	1,688,138
NGPL PipeCo LLC 144A	9.63	6-1-2019	1,950,000	2,262,000
Oil States International Incorporated	6.50	6-1-2019	1,900,000	2,033,000
PHI Incorporated	8.63	10-15-2018	3,550,000	3,860,625

				11,142,263

Oil, Gas & Consumable Fuels: 9.01%
Atlas Pipeline Partners LP 144A	5.88	8-1-2023	5,250,000	5,223,750
Denbury Resources Incorporated	4.63	7-15-2023	2,000,000	1,962,500
El Paso Corporation	7.42	2-15-2037	760,000	787,225
Energy Transfer Equity LP	7.50	10-15-2020	3,475,000	3,970,188
QEP Resources Incorporated	5.25	5-1-2023	2,000,000	2,070,000
Sabine Pass Liquefaction LLC 144A	5.63	2-1-2021	7,000,000	7,227,500
Sabine Pass LNG LP	7.50	11-30-2016	6,750,000	7,458,750
Suburban Propane Partners LP	7.38	3-15-2020	2,550,000	2,741,250
Tesoro Logistics Corporation 144A	5.88	10-1-2020	4,000,000	4,170,000

				35,611,163

Financials: 0.51%

REITs: 0.51%
Sabra Health Care Incorporated	8.13	11-1-2018	1,875,000	2,025,000

Health Care: 18.52%

Health Care Equipment & Supplies: 3.22%
Hologic Incorporated 144A	6.25	8-1-2020	12,062,000	12,725,410

Health Care Providers & Services: 8.60%
Aviv HealthCare Properties LP	7.75	2-15-2019	1,150,000	1,233,375
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	14,425,000	15,038,063
Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	14,529,000	15,945,578
MPT Operating Partnership LP	6.88	5-1-2021	1,625,000	1,752,969

				33,969,985

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage High Yield Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals: 6.70%
Valeant Pharmaceuticals International Incorporated 144A	6.38%	10-15-2020	$1,000,000	$1,076,250
Valeant Pharmaceuticals International Incorporated 144A	7.25	7-15-2022	12,000,000	13,245,000
Warner Chilcott Company LLC	7.75	9-15-2018	11,267,000	12,168,360

				26,489,610

Industrials: 20.28%

Air Freight & Logistics: 3.80%
Bristow Group Incorporated	6.25	10-15-2022	13,990,000	15,039,250

Commercial Services & Supplies: 4.80%
Iron Mountain Incorporated	5.75	8-15-2024	19,000,000	18,952,500

Electrical Equipment: 4.85%
Belden Incorporated 144A	5.50	9-1-2022	2,850,000	2,921,250
General Cable Corporation 144A	5.75	10-1-2022	15,850,000	16,246,250

				19,167,500

Machinery: 0.25%
Columbus McKinnon Corporation	7.88	2-1-2019	525,000	565,688
Titan International Incorporated	7.88	10-1-2017	400,000	429,000

				994,688

Marine: 0.62%
Hornbeck Offshore Services Incorporated	1.63	11-15-2026	975,000	1,027,455
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	1,350,000	1,417,500

				2,444,955

Road & Rail: 5.96%
HDTFS Incorporated 144A	6.25	10-15-2022	21,921,000	23,565,075

Information Technology: 1.21%

IT Services: 1.21%
Neustar Incorporated 144A	4.50	1-15-2023	5,000,000	4,800,000

Materials: 16.37%

Chemicals: 10.17%
Celanese U.S. Holdings LLC	4.63	11-15-2022	2,000,000	2,007,500
Huntsman International LLC 144A	4.88	11-15-2020	1,000,000	985,000
Kraton Polymers LLC	6.75	3-1-2019	2,105,000	2,189,200
Olin Corporation	5.50	8-15-2022	16,000,000	16,640,000
Tronox Finance LLC 144A	6.38	8-15-2020	18,500,000	18,384,375

				40,206,075

Containers & Packaging: 4.98%
Ball Corporation	5.00	3-15-2022	7,995,000	8,334,788
Owens-Brockway Glass Container Incorporated	3.00	6-1-2015	1,775,000	1,780,547
Sealed Air Corporation 144A«	6.50	12-1-2020	7,135,000	7,759,313
Silgan Holdings Incorporated	5.00	4-1-2020	1,750,000	1,802,500

				19,677,148

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage High Yield Bond Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Paper & Forest Products: 1.22%
P.H. Glatfelter Company	5.38%	10-15-2020	$4,630,000	$4,838,350

Telecommunication Services: 4.51%

Diversified Telecommunication Services: 1.40%
Dycom Investments Incorporated 144A	7.13	1-15-2021	2,000,000	2,105,000
GCI Incorporated	8.63	11-15-2019	3,235,000	3,421,013

				5,526,013

Wireless Telecommunication Services: 3.11%
Crown Castle International Corporation 144A	5.25%	1-15-2023	2,000,000	2,050,000
MetroPCS Communications Incorporated	6.63	11-15-2020	1,575,000	1,647,844
SBA Telecommunications Incorporated 144A	5.63	10-1-2019	6,700,000	6,901,000
SBA Telecommunications Incorporated 144A	5.75	7-15-2020	1,625,000	1,690,000

				12,288,844

Utilities: 6.60%

Electric Utilities: 1.19%
DPL Incorporated	7.25	10-15-2021	4,375,000	4,692,188

Gas Utilities: 0.43%
AmeriGas Finance LLC	6.75	5-20-2020	1,600,000	1,724,000

Independent Power Producers & Energy Traders: 4.98%
NRG Energy Incorporated 144A	6.63	3-15-2023	18,000,000	19,170,000
Reliant Energy Incorporated	9.68	7-2-2026	460,000	501,400

				19,671,400

Total Corporate Bonds and Notes (Cost $336,930,187)				346,022,104

Yankee Corporate Bonds and Notes: 5.20%

Consumer Discretionary: 0.55%

Leisure Equipment & Products: 0.55%
VPI Escrow Corporation 144A	6.38	10-15-2020	2,000,000	2,152,500

Financials: 0.00%

Diversified Financial Services: 0.00%
Preferred Term Securities XII Limited (s)(i)	0.00	12-24-2033	720,000	7

Information Technology: 3.94%

Computers & Peripherals: 3.94%
Seagate Technology HDD Holdings	7.00	11-1-2021	14,350,000	15,569,750

Telecommunication Services: 0.71%

Diversified Telecommunication Services: 0.71%
Intelsat Jackson Holdings SA	7.25	10-15-2020	2,625,000	2,815,307

Total Yankee Corporate Bonds and Notes (Cost $20,389,276)				20,537,564

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage High Yield Bond Fund	11

Security name	Yield	Shares	Value

Short-Term Investments: 3.03%

Investment Companies: 3.03%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.13%	4,306,146	$4,306,146
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(l)(u)	0.18	7,687,344	7,687,344

Total Short-Term Investments (Cost $11,993,490)			11,993,490

Total investments in securities (Cost $389,009,509) *	101.24%	400,181,598
Other assets and liabilities, net	(1.24)	(4,912,840)

Total net assets	100.00%	$395,268,758

«	All or a portion of this security is on loan.

†	Non-income-earning security

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended .

(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.

(i)	Illiquid security

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $389,017,223 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$13,379,172
Gross unrealized depreciation	(2,214,797)

Net unrealized appreciation	$11,164,375

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage High Yield Bond Fund	Statement of assets and liabilities—February 28, 2013 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$388,188,108
In affiliated securities, at value (see cost below)	11,993,490

Total investments, at value (see cost below)	400,181,598
Foreign currency, at value (see cost below)	45
Receivable for Fund shares sold	43,849
Receivable for interest	5,782,110
Receivable for securities lending income	2,283
Prepaid expenses and other assets	148,215

Total assets	406,158,100

Liabilities
Dividends payable	208,701
Payable for investments purchased	1,491,514
Payable for Fund shares redeemed	1,023,198
Payable upon receipt of securities loaned	7,687,344
Payable for daily variation margin on open futures contracts	1,094
Advisory fee payable	147,490
Distribution fees payable	63,336
Due to other related parties	63,076
Accrued expenses and other liabilities	203,589

Total liabilities	10,889,342

Total net assets	$395,268,758

NET ASSETS CONSIST OF
Paid-in capital	$448,287,161
Overdistributed net investment income	(46,202)
Accumulated net realized losses on investments	(64,143,947)
Net unrealized gains on investments	11,171,746

Total net assets	$395,268,758

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$260,093,638
Shares outstanding – Class A	79,302,124
Net asset value per share – Class A	$3.28
Maximum offering price per share – Class A2	$3.43
Net assets – Class B	$10,444,691
Shares outstanding – Class B	3,183,527
Net asset value per share – Class B	$3.28
Net assets – Class C	$99,098,660
Shares outstanding – Class C	30,208,766
Net asset value per share – Class C	$3.28
Net assets – Administrator Class	$25,631,769
Shares outstanding – Administrator Class	7,805,093
Net asset value per share – Administrator Class	$3.28

Investment in unaffiliated securities (including securities on loan), at cost	$377,016,019

Investments in affiliated securities, at cost	$11,993,490

Total investments, at cost	$389,009,509

Securities on loan, at value	$7,524,278

Foreign currency, at cost	$45

1.	The Fund has an unlimited number of authorized shares.
2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 28, 2013 (unaudited)	Wells Fargo Advantage High Yield Bond Fund	13

Investment income
Interest	$11,419,000
Dividends*	323,125
Securities lending income, net	16,778
Income from affiliated securities	8,443

Total investment income	11,767,346

Expenses
Advisory fee	997,366
Administration fees
Fund level	99,737
Class A	204,382
Class B	9,200
Class C	78,173
Administrator Class	17,126
Shareholder servicing fees
Class A	319,348
Class B	14,375
Class C	122,146
Administrator Class	41,710
Distribution fees
Class B	43,125
Class C	366,437
Custody and accounting fees	15,579
Professional fees	28,897
Registration fees	42,226
Shareholder report expenses	37,039
Trustees’ fees and expenses	4,934
Other fees and expenses	7,679

Total expenses	2,449,479
Less: Fee waivers and/or expense reimbursements	(31,032)

Net expenses	2,418,447

Net investment income	9,348,899

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	16,354,466

Net change in unrealized gains (losses) on:
Unaffiliated securities	(3,673,282)
Futures transactions	(343)

Net change in unrealized gains (losses) on investments	(3,673,625)

Net realized and unrealized gains (losses) on investments	12,680,841

Net increase in net assets resulting from operations	$22,029,740

* Net of foreign dividend withholding taxes in the amount of	$21,300

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage High Yield Bond Fund	Statement of changes in net assets

	Six months ended February 28, 2013 (unaudited)		Year ended August 31, 2012

Operations
Net investment income		$9,348,899		$26,056,526
Net realized gains on investments		16,354,466		181,195
Net change in unrealized gains (losses) on investments		(3,673,625)		20,005,915

Net increase in net assets resulting from operations		22,029,740		46,243,636

Distributions to shareholders from
Net investment income
Class A		(6,184,535)		(17,203,396)
Class B		(235,982)		(932,812)
Class C		(1,999,763)		(5,611,103)
Administrator Class		(866,110)		(2,319,951)

Total distributions to shareholders		(9,286,390)		(26,067,262)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	5,455,454	17,743,596	29,414,705	89,784,820
Class B	49,611	160,619	297,504	919,512
Class C	940,363	3,046,145	3,259,281	10,053,241
Administrator Class	2,562,372	8,344,449	12,973,812	39,966,741

		29,294,809		140,724,314

Reinvestment of distributions
Class A	1,614,499	5,235,252	4,148,605	12,817,438
Class B	62,808	203,504	212,228	654,583
Class C	541,423	1,755,612	1,310,820	4,053,852
Administrator Class	233,888	759,143	654,465	2,023,464

		7,953,511		19,549,337

Payment for shares redeemed
Class A	(10,189,218)	(33,003,179)	(30,659,654)	(94,273,485)
Class B	(1,096,391)	(3,550,294)	(3,495,670)	(10,674,512)
Class C	(2,616,801)	(8,492,940)	(4,944,365)	(15,182,932)
Administrator Class	(6,766,846)	(21,962,621)	(10,517,667)	(32,573,952)

		(67,009,034)		(152,704,881)

Net increase (decrease) in net assets resulting from capital share transactions		(29,760,714)		7,568,770

Total increase (decrease) in net assets		(17,017,364)		27,745,144

Net assets
Beginning of period		412,286,122		384,540,978

End of period		$395,268,758		$412,286,122

Overdistributed net investment income		$(46,202)		$(108,711)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage High Yield Bond Fund	15

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended April 30
CLASS A		2012	2011	2010[1],[2]	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$3.18	$3.03	$3.05	$3.10	$2.39	$3.13	$3.40
Net investment income	0.08	0.20	0.21	0.08	0.25	0.27	0.25
Net realized and unrealized gains (losses) on investments	0.10	0.15	(0.02)	(0.05)	0.72	(0.76)	(0.28)

Total from investment operations	0.18	0.35	0.19	0.03	0.97	(0.49)	(0.03)
Distributions to shareholders from
Net investment income	(0.08)	(0.20)	(0.21)	(0.08)	(0.26)	(0.25)	(0.24)
Net asset value, end of period	$3.28	$3.18	$3.03	$3.05	$3.10	$2.39	$3.13
Total return[3]	5.65%	12.00%	6.07%	0.99%	42.27%	(15.50)%	(0.92)%
Ratios to average net assets (annualized)
Gross expenses	1.03%	1.02%	1.02%	1.06%	1.14%	1.22%	1.12%
Net expenses	1.03%	1.02%	1.02%	1.05%	1.13%	1.08%	1.07%
Net investment income	4.87%	6.52%	6.60%	7.70%	8.96%	10.60%	7.82%
Supplemental data
Portfolio turnover rate	87%	37%	70%	46%	129%	119%	110%
Net assets, end of period (000s omitted)	$260,094	$261,938	$240,653	$281,044	$292,039	$217,199	$270,758

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen High Income Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen High Income Fund.

2.	For the four months ended August 31, 2010. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2010.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage High Yield Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended April 30
CLASS B		2012	2011	2010[1,2]	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$3.18	$3.03	$3.05	$3.10	$2.39	$3.13	$3.40
Net investment income	0.07 [3]	0.18 [3]	0.18 [3]	0.07	0.22	0.25 [3]	0.22
Net realized and unrealized gains (losses) on investments	0.09	0.15	(0.02)	(0.05)	0.73	(0.76)	(0.28)

Total from investment operations	0.16	0.33	0.16	0.02	0.95	(0.51)	(0.06)
Distributions to shareholders from
Net investment income	(0.06)	(0.18)	(0.18)	(0.07)	(0.24)	(0.23)	(0.21)
Net asset value, end of period	$3.28	$3.18	$3.03	$3.05	$3.10	$2.39	$3.13
Total return[4]	5.26%	11.17%	5.28%	0.74%	41.23%	(16.13)%	(1.65)%
Ratios to average net assets (annualized)
Gross expenses	1.78%	1.77%	1.78%	1.81%	1.89%	1.97%	1.82%
Net expenses	1.78%	1.77%	1.77%	1.81%	1.88%	1.83%	1.82%
Net investment income	4.13%	5.80%	5.85%	6.98%	8.29%	9.70%	7.06%
Supplemental data
Portfolio turnover rate	87%	37%	70%	46%	129%	119%	110%
Net assets, end of period (000s omitted)	$10,445	$13,247	$21,656	$50,671	$54,017	$58,429	$108,327

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen High Income Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class B of Evergreen High Income Fund.

2.	For the four months ended August 31, 2010. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2010.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage High Yield Bond Fund	17

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended April 30
Class C		2012	2011	2010[1],[2]	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$3.18	$3.03	$3.05	$3.10	$2.39	$3.13	$3.40
Net investment income	0.07	0.18	0.18	0.07	0.23	0.25	0.22
Net realized and unrealized gains (losses) on investments	0.09	0.15	(0.02)	(0.05)	0.72	(0.76)	(0.28)

Total from investment operations	0.16	0.33	0.16	0.02	0.95	(0.51)	(0.06)
Distributions to shareholders from
Net investment income	(0.06)	(0.18)	(0.18)	(0.07)	(0.24)	(0.23)	(0.21)
Net asset value, end of period	$3.28	$3.18	$3.03	$3.05	$3.10	$2.39	$3.13
Total return[3]	5.26%	11.17%	5.28%	0.74%	41.23%	(16.13)%	(1.65)%
Ratios to average net assets (annualized)
Gross expenses	1.78%	1.77%	1.77%	1.81%	1.89%	1.97%	1.82%
Net expenses	1.78%	1.77%	1.77%	1.81%	1.88%	1.83%	1.82%
Net investment income	4.12%	5.78%	5.85%	6.97%	8.21%	9.79%	7.06%
Supplemental data
Portfolio turnover rate	87%	37%	70%	46%	129%	119%	110%
Net assets, end of period (000s omitted)	$99,099	$99,633	$95,999	$104,954	$106,886	$78,995	$118,638

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen High Income Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class C of Evergreen High Income Fund.

2.	For the four months ended August 31, 2010. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2010.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage High Yield Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended April 30
ADMINISTRATOR CLASS		2012	2011	2010[1,2]	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$3.18	$3.03	$3.05	$3.10	$2.39	$3.13	$3.40
Net investment income	0.08	0.21	0.22	0.08	0.26	0.28 [3]	0.26
Net realized and unrealized gains (losses) on investments	0.10	0.15	(0.03)	(0.05)	0.72	(0.76)	(0.29)

Total from investment operations	0.18	0.36	0.19	0.03	0.98	(0.48)	(0.03)
Distirbutions to shareholders from
Net investment income	(0.08)	(0.21)	(0.21)	(0.08)	(0.27)	(0.26)	(0.24)
Net asset value, end of period	$3.28	$3.18	$3.03	$3.05	$3.10	$2.39	$3.13
Total return[4]	5.77%	12.25%	6.30%	1.07%	42.62%	(15.28)%	(0.66)%
Ratios to average net assets (annualized)
Gross expenses	0.96%	0.95%	0.95%	0.87%	0.89%	0.94%	0.82%
Net expenses	0.80%	0.80%	0.80%	0.81%	0.88%	0.80%	0.82%
Net investment income	5.10%	6.73%	6.79%	7.95%	9.17%	11.89%	8.05%
Supplemental data
Portfolio turnover rate	87%	37%	70%	46%	129%	119%	110%
Net assets, end of period (000s omitted)	$25,632	$37,469	$26,234	$48,709	$93,639	$68,991	$25,729

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen High Income Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen High Income Fund.

2.	For the four months ended August 31, 2010. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2010.

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage High Yield Bond Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage High Yield Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

20	Wells Fargo Advantage High Yield Bond Fund	Notes to financial statements (unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Notes to financial statements (unaudited)	Wells Fargo Advantage High Yield Bond Fund	21

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31, 2012, the Fund had pre-enactment capital loss carryforwards incurred in taxable years beginning before December 22, 2010, which were available to offset future net realized capital gains, in the amount of $79,706,679 with $42,455,987 expiring in 2016; and $37,250,692 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

22	Wells Fargo Advantage High Yield Bond Fund	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$21,626,600	$0	$1,840	$21,628,440
Corporate bonds and notes	0	346,022,104	0	346,022,104
Yankee corporate bonds and notes	0	20,537,564	0	20,537,564
Short-term investments
Investment companies	4,306,146	7,687,344	0	11,993,490
	$25,932,746	$374,247,012	$1,840	$400,181,598

Further details on the major security types listed above can be found in the Portfolio of Investments.

As of February 28, 2013, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$(343)	$0	$0	$(343)
+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended February 28, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.50% and declining to 0.40% as the average daily net assets of the Fund increase. For the six months ended February 28, 2013, the advisory fee was equivalent to an annual rate of 0.50% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10

Notes to financial statements (unaudited)	Wells Fargo Advantage High Yield Bond Fund	23

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.03% for Class A shares, 1.78% for Class B shares, 1.78% for Class C shares, and 0.80% for Administrator Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended February 28, 2013, Wells Fargo Funds Distributor, LLC received $7,018 from the sale of Class A shares and $1,000, $2,166 and $310 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 28, 2013 were $343,437,149 and $351,410,959, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2013, the Fund entered into futures contracts to speculate on interest rates and to help shorten or lengthen the duration of the portfolio.

At February 28, 2013, the Fund had short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at February 28, 2013	Unrealized losses
6-19-2013	10 Short	10-Year U.S. Treasury Notes	$1,315,469	$(343)

The Fund had an average notional amount of $21,798 in futures contracts during the six months ended February 28, 2013.

On February 28, 2013, the cumulative unrealized losses on futures contracts in the amount of $343 is reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. Any realized gains or losses and change in unrealized gains or losses on futures contracts are reflected in the Statement of Operations.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended February 28, 2013, the Fund paid $450 in commitment fees.

For the six months ended February 28, 2013, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

24	Wells Fargo Advantage High Yield Bond Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage High Yield Bond Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 135 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

26	Wells Fargo Advantage High Yield Bond Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 74 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 74 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage High Yield Bond Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

215347 04-13 SA218/SAR218 2-13

Wells Fargo Advantage Income Plus Fund

Semi-Annual Report

February 28, 2013

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The views expressed and any forward-looking statements are as of February 28, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $225 billion in assets under management, as of February 28, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Income Plus Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Fixed-income performance was best among lower-rated corporate bonds and commercial mortgage-backed securities, as continued monetary accommodation from the U.S. Federal Reserve strengthened the demand for securities with higher yields.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Income Plus Fund, which covers the six-month period that ended February 28, 2013. During the period, fixed-income performance was best among lower-rated corporate bonds and commercial mortgage-backed securities (CMBS), as continued monetary accommodation from the U.S. Federal Reserve (Fed) strengthened the demand for securities with higher yields. However, the longest-maturity segments of the fixed-income market generally underperformed the mid-maturity and short-maturity segments because longer-maturity U.S. Treasury yields shifted higher, most notably in January 2013, thereby influencing a decline in the prices of longer-maturity fixed-income securities.

Credit sectors rallied for much of the second half of 2012, outperforming U.S. Treasuries.

As policymaking in Europe during the summer months of 2012 began to reassure global credit markets that the euro would likely survive and that all appropriate measures would be taken to bolster European debt markets, lower-rated securities in the U.S. once again rallied in price, significantly outpacing the returns from U.S. Treasuries. Corporate bonds and CMBS were once again the best-performing sectors of the core fixed income markets from August 2012 through the end of the year, as they had been before the European credit crisis escalated in the spring.

In December 2012, the Fed reaffirmed its commitment to highly accommodative monetary policy, citing its dual mandate of fostering maximum employment and price stability. For the first time since the financial crisis began in 2008, the Fed formally announced specific target ranges that could trigger a change to its highly accommodative monetary policy, most notably that exceptionally low interest rates would be appropriate at least as long as the unemployment rate remained above 6.5% and inflation expectations were no more than half a percentage point above its 2.0% inflation target. These thresholds were the first official measures of when and how a change to monetary policy may take effect.

U.S. Treasury yields shift significantly higher in January 2013.

With growing confidence in the U.S. economy and improving stability in the European credit markets, longer-maturity U.S. Treasury yields began to shift significantly higher in January 2013. The yield on the 10-year U.S. Treasury note ratcheted higher to 2.00% in January 2013, after finishing 2012 at 1.75% and reaching a modern-era record low of 1.41% in late July 2012. The 30-year U.S. Treasury bond finished the period at a yield of 3.09%, up from 2.58% at the start of the period. Thus, during the period, longer-maturity securities felt the pressure of yields shifting higher, which eroded some of their pricing. The best-performing sections of the yield curve were generally in the five- to 10-year range, which benefited from relatively adequate yields while remaining mostly insulated from the price erosion in maturities of 10 years and longer.

Despite this persistent trend toward higher yields during the final three months of the period, which chipped away at some security prices, several areas of the taxable fixed income markets continued to generate relatively compelling returns, considering the extraordinarily low level of interest rates. Spreads in the corporate bond sector continued to tighten while U.S. Treasury yields shifted higher, thus providing some protection against price erosion. CMBS spreads also tightened during the period resulting in some of the strongest six-month returns in the taxable investment-grade sectors. Within the Barclays U.S. Aggregate Bond Index1, the CMBS sector returned 2.35% during the six-month period, the corporate

1.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Income Plus Fund	3

sector returned 1.64%, and the U.S. Treasury sector returned (0.67)%. The lower-rated credit tiers continued to outperform each respectively higher credit tier during the period, despite the rising yield influence in the longest maturities.

Overall, the theme for the six-month period in the U.S. fixed income markets was relatively strong performance from the corporate and CMBS sectors, particularly in the lower-rated credit tiers, with a protracted decline in prices of U.S. Treasuries. On the whole, most credit-related sectors generated relatively generous returns during the six-month period considering the extraordinarily low level of interest rates. However, the trend from previous periods of strong performance from longer-maturity securities began to unwind in January and February 2013. During this period, credit risks were rewarded better than interest rate risks, meaning that higher-yield compensation from lower-rated securities performed better than higher-yield compensation from longer-maturity securities, which experienced price pressures. Investment strategies that focused on mid- to lower-rated credit tiers and mid-maturity securities generally saw the strongest returns during the period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 110 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Most credit-related sectors generated relatively generous returns during the six-month period considering the extraordinarily low level of interest rates

Notice to shareholders

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the following modifications to certain Class A sales load waiver privileges, with each change becoming effective on July 1, 2013:

■	Annuity payments received under an annuity option or from death proceeds will no longer qualify for net asset value (NAV) repurchase privileges.

■	The ability to reinvest redemption proceeds at NAV will be reduced from 120 days to 90 days.

■	NAV purchase privileges for certain types of “grandfathered” shareholders will be modified to remove the ability to purchase Class A shares at NAV, unless those shares are held directly with the Fund.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Income Plus Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael J. Bray, CFA

Thomas M. Price, CFA

Janet S. Rilling, CFA, CPA

Average annual total returns1 (%) as of February 28, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STYAX)	7-13-1998	(0.65)	5.72	5.60	4.04	6.70	6.08	0.92	0.90
Class B (STYBX)*	7-13-1998	(1.76)	5.56	5.53	3.24	5.88	5.53	1.67	1.65
Class C (WFIPX)	7-13-1998	2.18	5.90	5.29	3.18	5.90	5.29	1.67	1.65
Administrator Class (WIPDX)	7-30-2010	–	–	–	4.12	6.82	6.07	0.86	0.75
Institutional Class (WIPIX)	7-18-2008	–	–	–	4.43	7.02	6.25	0.59	0.59
Investor Class (WIPNX)	7-18-2008	–	–	–	4.01	6.67	6.07	0.95	0.91
Barclays U.S. Universal Bond Index[4]	–	–	–	–	4.11	5.88	5.41	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, high-yield securities risk, and mortgage and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Income Plus Fund	5

Ten largest long-term holdings[5] (%) as of February 28, 2013
U.S. Treasury Note, 0.50%, 8-15-2014	6.43
U.S. Treasury Note, 0.38%, 3-15-2015	4.16
FHLMC, 3.50%, 3-1-2043	3.91
U.S. Treasury Note, 1.25%, 4-15-2014	3.55
U.S. Treasury Note, 0.88%, 1-31-2018	3.41
U.S. Treasury Note, 2.25%, 7-31-2018	3.21
FNMA, 4.50%, 3-1-2043	2.88
FNMA, 3.00%, 3-1-2043	2.32
U.S. Treasury Bond, 6.38%, 8-15-2027	2.28
FNMA, 5.00%, 8-1-2040	1.97

Portfolio allocation[6] as of February 28, 2013

1.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares and has been adjusted to include the higher expenses applicable to the Administrator Class shares. Historical performance shown for the Investor Class shares prior to their inception reflects the performance of the Class A shares and has been adjusted to include the higher expenses applicable to the Investor Class shares. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through December 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.87% for Class A, 1.62% for Class B, 1.62% for Class C, 0.72% for Administrator Class, 0.58% for Institutional Class, and 0.88% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays U.S. Universal Bond Index is an unmanaged market value-weighted performance benchmark for the U.S. dollar denominated bond market, which includes investment-grade, high yield, and emerging market debt securities with maturities of one year or more. You cannot invest directly in an index.

5.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Portfolio allocation is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Income Plus Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2012 to February 28, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2012	Ending account value 2-28-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,006.26	$4.33	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36	0.87%
Class B
Actual	$1,000.00	$1,002.43	$8.04	1.62%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.76	$8.10	1.62%
Class C
Actual	$1,000.00	$1,002.51	$8.04	1.62%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.76	$8.10	1.62%
Administrator Class
Actual	$1,000.00	$1,007.04	$3.58	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.61	0.72%
Institutional Class
Actual	$1,000.00	$1,008.49	$2.74	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	$2.76	0.55%
Investor Class
Actual	$1,000.00	$1,006.15	$4.43	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	$4.46	0.89%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Income Plus Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 31.27%
FHLMC ±	2.26%	1-1-2036	$99,007	$104,523
FHLMC	3.50	12-15-2020	888,002	941,163
FHLMC %%	3.50	3-1-2043	21,815,000	22,967,105
FHLMC %%	4.00	3-1-2043	6,310,000	6,702,403
FHLMC	5.00	6-1-2036	1,404,626	1,516,103
FHLMC	5.00	8-1-2040	1,104,596	1,198,980
FHLMC	5.50	11-1-2023	288,617	315,495
FHLMC	5.50	8-1-2038	370,683	402,299
FHLMC	5.50	12-1-2038	2,984,380	3,238,919
FHLMC	5.50	6-1-2040	2,370,893	2,577,553
FHLMC	7.50	5-1-2038	12,769	15,758
FHLMC	7.50	2-25-2042	2,875,275	3,444,798
FHLMC	8.00	2-1-2030	720	842
FHLMC Series K020 Class X1 ±(c)	1.48	5-25-2022	14,710,615	1,571,403
FHLMC Series K021 Class X1 ±(c)	1.51	6-25-2022	13,053,906	1,453,435
FHLMC Series M009 Class A ±(i)	5.40	10-15-2021	540,538	541,101
FHLMC Series T-57 Class 2A1 ±	3.34	7-25-2043	92,604	96,099
FHLMC Series T-59 Class 2A1 ±	2.91	10-25-2043	82,774	85,512
FNMA ±	2.41	1-1-2036	284,196	303,341
FNMA	2.75	10-1-2022	2,250,000	2,275,029
FNMA ±	2.86	9-1-2036	79,103	84,508
FNMA ±	2.87	8-1-2036	132,197	140,916
FNMA %%	3.00	3-1-2028	2,510,000	2,641,775
FNMA %%	3.00	3-1-2043	13,160,000	13,624,713
FNMA	3.27	7-1-2022	1,333,473	1,436,119
FNMA	3.50	2-1-2026	2,757,362	2,924,958
FNMA %%	3.50	3-1-2028	1,350,000	1,431,000
FNMA %%	3.50	3-1-2043	3,000,000	3,172,500
FNMA	3.69	6-1-2017	3,648,417	4,015,630
FNMA	3.95	9-1-2021	447,503	503,864
FNMA	4.00	9-1-2024	323,370	346,410
FNMA %%	4.00	3-1-2028	2,570,000	2,750,301
FNMA %%	4.00	3-1-2043	8,630,000	9,199,041
FNMA	4.26	4-1-2021	2,931,029	3,357,774
FNMA	4.39	1-1-2020	1,582,420	1,814,657
FNMA	4.46	5-1-2020	1,903,158	2,193,404
FNMA %%	4.50	3-31-2028	3,760,000	4,044,350
FNMA %%	4.50	3-1-2043	15,720,000	16,921,105
FNMA	5.00	1-1-2024	592,462	641,270
FNMA	5.00	2-1-2036	133,179	144,722
FNMA	5.00	6-1-2040	372,626	411,709
FNMA	5.00	8-1-2040	10,692,461	11,575,485
FNMA	5.50	8-1-2034	445,557	491,078
FNMA	5.50	2-1-2035	137,302	151,329
FNMA	5.50	8-1-2038	1,576,458	1,745,744
FNMA	5.50	8-1-2038	2,109,233	2,319,121
FNMA	6.00	10-1-2037	2,827,500	3,106,210
FNMA	6.00	11-1-2037	266,206	292,447
FNMA %%	6.00	3-1-2043	795,000	871,270

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Income Plus Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.50%	7-1-2036	$123,976	$138,624
FNMA	6.50	7-1-2036	52,413	58,664
FNMA	6.50	11-1-2036	41,552	46,498
FNMA	6.50	7-1-2037	3,360,749	3,760,813
FNMA	7.00	3-1-2024	1,708,621	1,799,176
FNMA	7.00	7-1-2036	48,698	57,842
FNMA	7.00	11-1-2037	67,045	72,956
FNMA	7.50	5-1-2038	2,108	2,148
FNMA	7.87	7-1-2026	2,609,742	2,749,860
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	11,391	13,747
FNMA Series 2003-W08 Class 4A ±	3.15	11-25-2042	249,159	262,231
FNMA Series 2003-W14 Class 2A ±	2.29	6-25-2035	220,532	229,265
FNMA Series 2003-W14 Class 2A ±	3.42	1-25-2043	121,222	131,260
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	2,584,030	2,902,046
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	1,921,439	2,238,736
GNMA	4.00	6-20-2042	6,163,667	6,652,633
GNMA %%	4.50	3-1-2043	10,425,000	11,348,590
GNMA	5.00	7-20-2040	2,871,107	3,192,950
GNMA	7.50	12-15-2029	917	1,115
GNMA Series 2007-12 Class A	3.96	6-16-2031	456,153	459,315
GNMA Series 2008-22 Class XM ±(c)	0.60	2-16-2050	8,937,428	318,736
GNMA Series 2008-86 Class D	5.46	6-16-2040	4,365,000	5,110,935

Total Agency Securities (Cost $179,318,200)				183,653,411

Asset-Backed Securities: 1.15%
Citibank Credit Card Issuance Trust Series 2005-C1 Class C1	5.50	3-24-2017	285,000	309,447
CVS Pass-Through Trust First Lien	6.04	12-10-2028	1,943,552	2,288,054
Discover Card Master Trust Series 2008-A4 Class A4	5.65	12-15-2015	2,345,000	2,382,302
Nissan Auto Receivables Owner Trust Series 2011-B Class A2	0.74	9-15-2014	1,745,970	1,748,233

Total Asset-Backed Securities (Cost $6,310,929)				6,728,036

Corporate Bonds and Notes: 23.99%

Consumer Discretionary: 5.75%

Auto Components: 0.75%
Delphi Corporation	5.00	2-15-2023	1,825,000	1,900,281
Lear Corporation	8.13	3-15-2020	676,000	753,740
TRW Automotive Incorporated 144A	4.50	3-1-2021	1,750,000	1,771,875

				4,425,896

Automobiles: 0.36%
Ford Motor Company	7.45	7-16-2031	1,645,000	2,107,758

Diversified Consumer Services: 0.30%
Service Corporation International	8.00	11-15-2021	1,500,000	1,785,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Income Plus Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Hotels, Restaurants & Leisure: 0.76%
Agua Caliente Band of Cahuilla Indians 144A	6.44%	10-1-2016	$562,000	$511,999
Darden Restaurants Incorporated	6.80	10-15-2037	2,050,000	2,374,472
Seminole Indian Tribe of Florida 144A	7.75	10-1-2017	1,450,000	1,571,438

				4,457,909

Internet & Catalog Retail: 0.47%
Expedia Incorporated	5.95	8-15-2020	2,460,000	2,733,709

Media: 2.17%
CBS Corporation	7.88	7-30-2030	1,820,000	2,447,441
CCO Holdings LLC	8.13	4-30-2020	1,650,000	1,837,688
DISH DBS Corporation	7.88	9-1-2019	1,650,000	1,953,188
Lynx I Corporation 144A	5.38	4-15-2021	1,755,000	1,798,875
National CineMedia LLC	6.00	4-15-2022	1,500,000	1,608,750
News America Incorporated	7.85	3-1-2039	2,275,000	3,106,203

				12,752,145

Multiline Retail: 0.31%
Macy’s Retail Holdings Incorporated	6.65	7-15-2024	1,440,000	1,786,478

Specialty Retail: 0.63%
Limited Brands Incorporated	6.63	4-1-2021	1,650,000	1,860,375
Sally Beauty Holdings Incorporated	6.88	11-15-2019	1,650,000	1,839,750

				3,700,125

Consumer Staples: 1.02%

Food Products: 0.35%
H.J. Heinz Finance Company 144A	7.13	8-1-2039	1,935,000	2,077,294

Tobacco: 0.67%
Altria Group Incorporated	4.25	8-9-2042	2,805,000	2,679,695
Lorillard Incorporated	8.13	6-23-2019	975,000	1,247,004

				3,926,699

Energy: 1.43%

Energy Equipment & Services: 0.27%
SESI LLC	7.13	12-15-2021	1,410,000	1,561,575

Oil, Gas & Consumable Fuels: 1.16%
Consol Energy Incorporated	8.25	4-1-2020	1,650,000	1,819,125
Energy Transfer Equity LP	7.50	10-15-2020	1,450,000	1,656,625
Enterprise Products Operating LLC	4.45	2-15-2043	1,805,000	1,753,742
Newfield Exploration Company	6.88	2-1-2020	1,500,000	1,608,750

				6,838,242

Financials: 8.88%

Capital Markets: 0.42%
Alterra Finance LLC	6.25	9-30-2020	2,150,000	2,456,992

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Income Plus Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Commercial Banks: 2.07%
Australia and New Zealand Banking Group Limited 144A	2.40%	11-23-2016	$3,320,000	$3,493,221
Banco Santander Brasil SA 144A	4.63	2-13-2017	2,110,000	2,201,785
CIT Group Incorporated	5.38	5-15-2020	1,650,000	1,798,500
Fifth Third Bancorp	6.25	5-1-2013	1,850,000	1,867,886
PNC Financial Services Group Incorporated ±	8.25	12-31-2049	1,165,000	1,175,328
Regions Bank	7.50	5-15-2018	1,350,000	1,647,000

				12,183,720

Consumer Finance: 1.23%
Discover Financial Services	5.20	4-27-2022	1,960,000	2,218,081
HSBC Finance Corporation	6.68	1-15-2021	2,185,000	2,614,372
SLM Corporation	8.00	3-25-2020	2,045,000	2,367,088

				7,199,541

Diversified Financial Services: 2.61%
Bank of America Corporation	6.50	8-1-2016	2,300,000	2,654,163
Bank of America Corporation	7.63	6-1-2019	2,480,000	3,163,890
Blackstone Holdings Finance Company LLC 144A	5.88	3-15-2021	1,110,000	1,279,340
Citigroup Incorporated	5.88	1-30-2042	1,555,000	1,894,149
General Electric Capital Corporation ±	6.38	11-15-2067	2,200,000	2,326,500
JPMorgan Chase & Company Series 1 ±	7.90	12-31-2049	1,440,000	1,661,432
Moody’s Corporation	5.50	9-1-2020	2,165,000	2,346,550

				15,326,024

Insurance: 2.25%
ING US Incorporated 144A	2.90	2-15-2018	2,535,000	2,552,550
National Life Insurance Company of Vermont 144A	10.50	9-15-2039	1,315,000	1,844,487
Platinum Underwriters Finance Incorporated Series B	7.50	6-1-2017	1,730,000	1,928,163
Protective Life Corporation	8.45	10-15-2039	2,060,000	2,748,277
Prudential Financial Incorporated ±	8.88	6-15-2068	1,645,000	2,004,844
Torchmark Corporation	9.25	6-15-2019	1,600,000	2,157,406

				13,235,727

REITs: 0.30%
American Tower Corporation	7.00	10-15-2017	1,455,000	1,737,807

Health Care: 1.10%

Health Care Providers & Services: 1.10%
Cardinal Health Incorporated	4.60	3-15-2043	1,805,000	1,853,766
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	1,250,000	1,431,250
HCA Incorporated	6.50	2-15-2020	1,450,000	1,624,000
Lifepoint Hospitals Incorporated	6.63	10-1-2020	1,450,000	1,578,688

				6,487,704

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Income Plus Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Industrials: 3.18%

Building Products: 0.56%
Masco Corporation	5.95%	3-15-2022	$1,450,000	$1,615,257
Owens Corning Incorporated	4.20	12-15-2022	1,615,000	1,655,189

				3,270,446

Commercial Services & Supplies: 0.55%
Clean Harbors Incorporated	5.25	8-1-2020	1,650,000	1,699,500
Penske Truck Leasing Company LP 144A	3.13	5-11-2015	1,445,000	1,497,193

				3,196,693

Machinery: 0.92%
Briggs & Stratton Corporation	6.88	12-15-2020	1,450,000	1,638,500
Case New Holland Incorporated	7.88	12-1-2017	1,650,000	1,936,688
SPX Corporation	6.88	9-1-2017	1,650,000	1,843,875

				5,419,063

Professional Services: 0.81%
FTI Consulting Incorporated	6.75	10-1-2020	1,650,000	1,753,125
Verisk Analytics Incorporated	5.80	5-1-2021	2,650,000	3,017,748

				4,770,873

Trading Companies & Distributors: 0.34%
International Lease Finance Corporation	8.25	12-15-2020	1,650,000	2,021,250

Information Technology: 0.49%

Electronic Equipment, Instruments & Components: 0.44%
Corning Incorporated	7.25	8-15-2036	2,092,000	2,575,622

Internet Software & Services: 0.05%
Equinix Incorporated %%	4.88	4-1-2020	130,000	130,000
Equinix Incorporated %%	5.38	4-1-2023	195,000	195,000

				325,000

Materials: 1.02%

Chemicals: 0.26%
Rockwood Specialties Group Incorporated	4.63	10-15-2020	1,475,000	1,526,625

Containers & Packaging: 0.27%
Ball Corporation	5.00	3-15-2022	1,500,000	1,563,750

Paper & Forest Products: 0.49%
International Paper Company	7.30	11-15-2039	2,195,000	2,912,056

Telecommunication Services: 0.39%

Diversified Telecommunication Services: 0.39%
Frontier Communications Corporation	8.25	4-15-2017	625,000	714,063
Windstream Corporation	7.75	10-15-2020	1,450,000	1,558,750

				2,272,813

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Income Plus Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Utilities: 0.73%

Independent Power Producers & Energy Traders: 0.73%
Calpine Corporation 144A	7.50%	2-15-2021	$990,000	$1,076,625
Harper Lake Solar Funding Corporation 144A	7.65	12-31-2018	1,554,421	1,695,246
NRG Energy Incorporated	7.63	1-15-2018	1,300,000	1,490,125

				4,261,996

Total Corporate Bonds and Notes (Cost $130,929,535)				140,896,532

Municipal Obligations: 1.51%

California: 0.95%
California Build America Bonds (GO)	7.60	11-1-2040	1,450,000	2,120,915
San Jose CA Series B (Airport Revenue, AGM Insured)	6.60	3-1-2041	3,000,000	3,432,690

				5,553,605

Illinois: 0.54%
Illinois (GO)	4.51	3-1-2015	3,000,000	3,186,030

Other: 0.02%
Seneca Nation Indians Capital Improvements Authority Series 07-B (Miscellaneous Revenue) (i)144A	6.75	12-1-2013	130,000	129,875

Total Municipal Obligations (Cost $7,998,103)				8,869,510

Non-Agency Mortgage Backed Securities: 4.06%
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR-7 Class A3 ±	5.12	2-11-2041	1,940,000	2,077,676
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-T20 ±	5.15	10-12-2042	2,480,000	2,724,942
Commercial Mortgage Trust Pass-Through Certificates Series 2004-LB4A Class A4	4.58	10-15-2037	726,687	728,606
Commercial Mortgage Trust Pass-Through Certificates Series 2005-C6 Class A5A ±	5.12	6-10-2044	1,715,000	1,868,081
Credit Suisse First Boston Mortgage Securities Corporation Series 1998-C2 Class AX ±(c)	0.41	11-15-2030	523,168	2,271
Financial Asset Securitization Incorporated Series 1997-NAM2 Class B2	7.88	7-25-2027	94,144	92,131
GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A7A ±	4.97	7-10-2045	2,695,000	2,930,675
Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	2-15-2031	3,545,000	3,909,522
Mach One Trust Commercial Mortgage Backed Series 2004-1 Class X ±(c)(i)144A	0.65	5-28-2040	1,010,552	9,145
Morgan Stanley Capital I Series 2004-HQ4 Class A7	4.97	4-14-2040	2,205,000	2,303,268
Morgan Stanley Capital I Series 2004-RR2 Class X ±(c)144A	0.56	10-28-2033	922,311	4,427
Morgan Stanley Capital I Series 2005-T19 Class A4A	4.89	6-12-2047	2,570,000	2,784,431
Morgan Stanley Capital I Series 2007-HQ11 Class AM ±	5.48	2-12-2044	2,615,000	2,957,267
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY7 Class 3A2 ±	4.81	7-25-2037	1,674,575	1,454,157

Total Non-Agency Mortgage Backed Securities (Cost $23,701,199)				23,846,599

U.S. Treasury Securities: 32.69%
U.S. Treasury Bond ##	2.75	11-15-2042	5,455,000	5,079,969
U.S. Treasury Bond	4.25	11-15-2040	5,685,000	7,032,521
U.S. Treasury Bond ##	4.38	5-15-2040	4,115,000	5,189,402
U.S. Treasury Bond ##	4.50	2-15-2036	4,415,000	5,636,021
U.S. Treasury Bond	6.25	8-15-2023	5,450,000	7,715,156

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Income Plus Fund	13

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Bond	6.38%	8-15-2027	$9,020,000	$13,414,436
U.S. Treasury Note	0.25	1-31-2014	7,200,000	7,205,062
U.S. Treasury Note	0.25	12-15-2015	11,350,000	11,326,540
U.S. Treasury Note	0.38	3-15-2015	24,345,000	24,403,964
U.S. Treasury Note	0.38	11-15-2015	5,820,000	5,829,551
U.S. Treasury Note	0.50	8-15-2014	37,625,000	37,785,207
U.S. Treasury Note	0.88	1-31-2018	19,925,000	20,046,423
U.S. Treasury Note	1.25	4-15-2014	20,590,000	20,833,703
U.S. Treasury Note	2.00	2-15-2023	1,405,000	1,419,709
U.S. Treasury Note	2.25	7-31-2018	17,585,000	18,876,407
U.S. Treasury Note	2.75	11-30-2016	150,000	162,480
U.S. Treasury Note	3.63	2-15-2021	50,000	58,188

Total U.S. Treasury Securities (Cost $188,304,939)				192,014,739

Yankee Corporate Bonds and Notes: 8.29%

Consumer Discretionary: 0.69%

Media: 0.69%
British Sky Broadcasting Group plc 144A	9.50	11-15-2018	1,785,000	2,444,882
Myriad International Holdings BV 144A	6.38	7-28-2017	1,445,000	1,607,563

				4,052,445

Energy: 0.63%

Oil, Gas & Consumable Fuels: 0.63%
Petrobras International Finance Company	6.75	1-27-2041	1,645,000	1,898,470
Weatherford International Limited	9.63	3-1-2019	1,370,000	1,798,240

				3,696,710

Financials: 4.82%

Capital Markets: 0.15%
Macquarie Group Limited 144A	6.00	1-14-2020	825,000	902,259

Commercial Banks: 3.98%
Banco Nacional de Desenvolvimento Economico e Social 144A	5.50	7-12-2020	2,065,000	2,369,588
Banco Santander Brasil SA 144A	4.00	1-16-2020	2,495,000	2,420,150
BBVA Bancomer SA 144A	4.50	3-10-2016	1,720,000	1,840,400
Commonwealth Bank of Australia ±144A	6.02	12-31-2049	1,300,000	1,345,611
Export Import Bank of Korea	5.13	6-29-2020	2,140,000	2,469,474
Intesa Sanpaolo SpA	3.13	1-15-2016	2,545,000	2,511,253
Itau Unibanco Holdings SA 144A	5.75	1-22-2021	1,925,000	2,033,763
Kommunalbanken AS 144A	2.38	1-19-2016	2,330,000	2,447,479
Landwirtschaftliche Rentenbank	2.50	2-15-2016	3,150,000	3,328,479
Rabobank Nederland	3.95	11-9-2022	2,545,000	2,587,127

				23,353,324

Consumer Finance: 0.69%
Inmarsat Finance plc 144A	7.38	12-1-2017	1,450,000	1,551,500
Rio Tinto Finance USA Limited	9.00	5-1-2019	1,790,000	2,490,948

				4,042,448

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Income Plus Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Information Technology: 0.32%

Electronic Equipment, Instruments & Components: 0.02%
Flextronics International Limited 144A	5.00%	2-15-2023	$130,000	$130,650

Internet Software & Services: 0.30%
Tencent Holdings Limited 144A	4.63	12-12-2016	1,595,000	1,740,904

Materials: 0.54%

Chemicals: 0.25%
LyondellBasell Industries NV	5.00	4-15-2019	1,325,000	1,477,375

Metals & Mining: 0.29%
ArcelorMittal «	6.13	6-1-2018	1,565,000	1,687,763

Telecommunication Services: 0.81%

Diversified Telecommunication Services: 0.41%
Telefonos de Mexico SAB de CV	5.50	11-15-2019	2,045,000	2,414,167

Wireless Telecommunication Services: 0.40%
Globo Communicacoes Participacoes SA 144A	4.88	4-11-2022	2,145,000	2,343,413

Utilities: 0.48%

Electric Utilities: 0.48%
Western Power Distributions Holdings Limited 144A	7.38	12-15-2028	2,265,000	2,861,649

Total Yankee Corporate Bonds and Notes (Cost $44,185,862)				48,703,107

	Yield		Shares
Short-Term Investments: 14.24%

Investment Companies: 14.19%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.13		81,749,329	81,749,329
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.18		1,557,500	1,557,500

				83,306,829

			Principal
U.S. Treasury Securities: 0.05%
U.S. Treasury Bill (z)#	0.06	3-21-2013	$300,000	299,990

Total Short-Term Investments (Cost $83,606,819)				83,606,819

Total investments in securities (Cost $664,355,586) *	117.20%	688,318,753
Other assets and liabilities, net	(17.20)	(101,033,608)

Total net assets	100.00%	$587,285,145

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Income Plus Fund	15

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	Security issued on a when-issued basis.

(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

(i)	Illiquid security

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

##	All or a portion of this security has been segregated for when-issued securities.

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $664,557,363 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$27,209,266
Gross unrealized depreciation	(3,447,876)

Net unrealized appreciation	$23,761,390

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Income Plus Fund	Statement of assets and liabilities—February 28, 2013 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$605,011,924
In affiliated securities, at value (see cost below)	83,306,829

Total investments, at value (see cost below)	688,318,753
Receivable for investments sold	6,106,400
Principal paydown receivable	120
Receivable for Fund shares sold	961,666
Receivable for interest	3,940,562
Receivable for daily variation margin on open futures contracts	3,297
Receivable for securities lending income	434
Prepaid expenses and other assets	216,503

Total assets	699,547,735

Liabilities
Payable for investments purchased	108,888,625
Payable for Fund shares redeemed	1,381,289
Payable upon receipt of securities loaned	1,557,500
Advisory fee payable	146,615
Distribution fees payable	24,068
Due to other related parties	89,601
Accrued expenses and other liabilities	174,892

Total liabilities	112,262,590

Total net assets	$587,285,145

NET ASSETS CONSIST OF
Paid-in capital	$601,720,218
Undistributed net investment income	277,066
Accumulated net realized losses on investments	(38,668,947)
Net unrealized gains on investments	23,956,808

Total net assets	$587,285,145

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$163,252,360
Shares outstanding – Class A	13,456,861
Net asset value per share – Class A	$12.13
Maximum offering price per share – Class A2	$12.70
Net assets – Class B	$2,390,784
Shares outstanding – Class B	196,719
Net asset value per share – Class B	$12.15
Net assets – Class C	$38,794,903
Shares outstanding – Class C	3,199,694
Net asset value per share – Class C	$12.12
Net assets – Administrator Class	$164,126,126
Shares outstanding – Administrator Class	13,551,106
Net asset value per share – Administrator Class	$12.11
Net assets – Institutional Class	$28,918,007
Shares outstanding – Institutional Class	2,381,842
Net asset value per share – Institutional Class	$12.14
Net assets – Investor Class	$189,802,965
Shares outstanding – Investor Class	15,647,117
Net asset value per share – Investor Class	$12.13

Investment in unaffiliated securities (including securities on loan), at cost	$581,048,757

Investments in affiliated securities, at cost	$83,306,829

Total investments, at cost	$664,355,586

Securities on loan, at value	$1,526,125

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 28, 2013 (unaudited)	Wells Fargo Advantage Income Plus Fund	17

Investment income
Interest	$8,725,293
Income from affiliated securities	61,523
Securities lending income, net	9,560

Total investment income	8,796,376

Expenses
Advisory fee	1,231,588
Administration fees
Fund level	156,084
Class A	129,628
Class B	2,024
Class C	32,215
Administrator Class	80,179
Institutional Class	28,066
Investor Class	179,530
Shareholder servicing fees
Class A	202,544
Class B	3,162
Class C	50,335
Administrator Class	199,427
Investor Class	229,588
Distribution fees
Class B	9,487
Class C	151,006
Custody and accounting fees	21,334
Professional fees	27,440
Registration fees	32,722
Shareholder report expenses	45,629
Trustees’ fees and expenses	6,271
Other fees and expenses	11,833

Total expenses	2,830,092
Less: Fee waivers and/or expense reimbursements	(163,528)

Net expenses	2,666,564

Net investment income	6,129,812

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	9,648,649
Futures transactions	210,591

Net realized gains on investments	9,859,240

Net change in unrealized gains (losses) on:
Unaffiliated securities	(11,768,304)
Futures transactions	371,169

Net change in unrealized gains (losses) on investments	(11,397,135)

Net realized and unrealized gains (losses) on investments	(1,537,895)

Net increase in net assets resulting from operations	$4,591,917

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Income Plus Fund	Statement of changes in net assets

	Six months ended February 28, 2013 (unaudited)		Year ended August 31, 2012

Operations
Net investment income		$6,129,812		$17,457,743
Net realized gains on investments		9,859,240		21,476,834
Net change in unrealized gains (losses) on investments		(11,397,135)		10,875,516

Net increase in net assets resulting from operations		4,591,917		49,810,093

Distributions to shareholders from
Net investment income
Class A		(1,620,733)		(4,119,145)
Class B		(15,512)		(52,742)
Class C		(250,556)		(589,610)
Administrator Class		(1,736,767)		(3,305,624)
Institutional Class		(833,018)		(4,375,532)
Investor Class		(1,870,977)		(4,538,380)
Net realized gains
Class A		(5,344,156)		(453,790)
Class B		(84,631)		(8,925)
Class C		(1,334,285)		(86,836)
Administrator Class		(5,253,361)		(312,299)
Institutional Class		(3,379,857)		(424,887)
Investor Class		(6,207,603)		(505,596)

Total distributions to shareholders		(27,931,456)		(18,773,366)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,315,039	16,087,892	3,547,347	43,400,540
Class B	14,958	186,069	49,297	603,960
Class C	418,774	5,163,311	1,295,282	15,830,029
Administrator Class	2,493,351	30,752,943	7,744,615	94,386,156
Institutional Class	65,239	808,578	1,549,545	19,140,527
Investor Class	1,009,077	12,458,532	2,520,899	30,913,413

		65,457,325		204,274,625

Reinvestment of distributions
Class A	508,900	6,247,837	292,253	3,578,472
Class B	7,567	93,121	4,115	50,351
Class C	101,337	1,243,805	38,731	474,042
Administrator Class	563,018	6,899,560	290,511	3,555,541
Institutional Class	104,244	1,284,833	358,521	4,386,911
Investor Class	602,225	7,392,862	369,161	4,516,064

		23,162,018		16,561,381

Payment for shares redeemed
Class A	(2,097,067)	(25,796,106)	(3,694,716)	(45,559,384)
Class B	(50,009)	(618,870)	(165,598)	(2,027,840)
Class C	(604,949)	(7,394,353)	(573,637)	(7,036,021)
Administrator Class	(2,419,014)	(29,759,602)	(2,615,613)	(31,939,635)
Institutional Class	(10,614,058)	(131,143,772)	(2,484,559)	(30,723,201)
Investor Class	(1,507,347)	(18,544,000)	(3,056,909)	(37,631,769)

		(213,256,703)		(154,917,850)

Net increase (decrease) in net assets resulting from capital share transactions		(124,637,360)		65,918,156

Total increase (decrease) in net assets		(147,976,899)		96,954,883

Net assets
Beginning of period		735,262,044		638,307,161

End of period		$587,285,145		$735,262,044

Undistributed net investment income		$277,066		$474,817

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Income Plus Fund	19

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended May 31
CLASS A		2012	2011	2010[1]	2010	2009	2008
Net asset value, beginning of period	$12.57	$12.04	$12.00	$11.59	$10.82	$10.70	$10.65
Net investment income	0.12	0.30	0.37 [2]	0.09 [2]	0.37 [2]	0.42 [2]	0.48 [2]
Net realized and unrealized gains (losses) on investments	(0.04)	0.55	0.18	0.44	0.88	0.15	0.08

Total from investment operations	0.08	0.85	0.55	0.53	1.25	0.57	0.56
Distributions to shareholders from
Net investment income	(0.12)	(0.29)	(0.42)	(0.12)	(0.48)	(0.45)	(0.51)
Net realized gains	(0.40)	(0.03)	(0.09)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.52)	(0.32)	(0.51)	(0.12)	(0.48)	(0.45)	(0.51)
Net asset value, end of period	$12.13	$12.57	$12.04	$12.00	$11.59	$10.82	$10.70
Total return[3]	0.63%	7.19%	4.76%	4.62%	11.74%	5.52%	5.37%
Ratios to average net assets (annualized)
Gross expenses	0.90%	0.89%	0.88%	0.91%	1.03%	1.05%	1.35%
Net expenses	0.87%	0.88%	0.88%	0.88%	0.90%	0.90%	1.00%
Net investment income	1.95%	2.42%	3.17%	3.07%	3.29%	4.01%	4.50%
Supplemental data
Portfolio turnover rate	127%	256%	215%	84%	187%	455%	245%
Net assets, end of period (000s omitted)	$163,252	$172,577	$163,499	$261,227	$130,382	$94,938	$43,481

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Income Plus Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended May 31
CLASS B		2012	2011	2010[1]	2010	2009	2008
Net asset value, beginning of period	$12.59	$12.05	$12.01	$11.61	$10.82	$10.70	$10.65
Net investment income	0.07 [2]	0.21 [2]	0.29 [2]	0.07 [2]	0.29 [2]	0.35 [2]	0.40 [2]
Net realized and unrealized gains (losses) on investments	(0.04)	0.56	0.17	0.43	0.89	0.14	0.08

Total from investment operations	0.03	0.77	0.46	0.50	1.18	0.49	0.48
Distributions to shareholders from
Net investment income	(0.07)	(0.20)	(0.33)	(0.10)	(0.39)	(0.37)	(0.43)
Net realized gains	(0.40)	(0.03)	(0.09)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.47)	(0.23)	(0.42)	(0.10)	(0.39)	(0.37)	(0.43)
Net asset value, end of period	$12.15	$12.59	$12.05	$12.01	$11.61	$10.82	$10.70
Total return[3]	0.24%	6.45%	3.97%	4.31%	11.04%	4.69%	4.58%
Ratios to average net assets (annualized)
Gross expenses	1.65%	1.63%	1.63%	1.65%	1.78%	1.80%	2.10%
Net expenses	1.62%	1.62%	1.63%	1.62%	1.65%	1.65%	1.75%
Net investment income	1.20%	1.71%	2.40%	2.33%	2.54%	3.30%	3.75%
Supplemental data
Portfolio turnover rate	127%	256%	215%	84%	187%	455%	245%
Net assets, end of period (000s omitted)	$2,391	$2,823	$4,054	$6,140	$1,839	$3,937	$7,067

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Income Plus Fund	21

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended May 31
CLASS C		2012	2011	2010[1]	2010	2009	2008
Net asset value, beginning of period	$12.56	$12.03	$12.00	$11.59	$10.82	$10.69	$10.65
Net investment income	0.07	0.21	0.29 [2]	0.07 [2]	0.29 [2]	0.35 [2]	0.40 [2]
Net realized and unrealized gains (losses) on investments	(0.04)	0.55	0.16	0.44	0.88	0.15	0.07

Total from investment operations	0.03	0.76	0.45	0.51	1.17	0.50	0.47
Distributions to shareholders from
Net investment income	(0.07)	(0.20)	(0.33)	(0.10)	(0.40)	(0.37)	(0.43)
Net realized gains	(0.40)	(0.03)	(0.09)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.47)	(0.23)	(0.42)	(0.10)	(0.40)	(0.37)	(0.43)
Net asset value, end of period	$12.12	$12.56	$12.03	$12.00	$11.59	$10.82	$10.69
Total return[3]	0.25%	6.40%	3.92%	4.42%	10.93%	4.85%	4.50%
Ratios to average net assets (annualized)
Gross expenses	1.65%	1.64%	1.63%	1.66%	1.78%	1.80%	2.10%
Net expenses	1.62%	1.63%	1.63%	1.63%	1.65%	1.65%	1.75%
Net investment income	1.20%	1.65%	2.41%	2.32%	2.53%	3.32%	3.75%
Supplemental data
Portfolio turnover rate	127%	256%	215%	84%	187%	455%	245%
Net assets, end of period (000s omitted)	$38,795	$41,259	$30,364	$30,253	$14,533	$7,242	$4,870

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Income Plus Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2012	2011	2010[1]
Net asset value, beginning of period	$12.55	$12.02	$12.00	$11.87
Net investment income	0.13	0.33	0.39 [2]	0.03 [2]
Net realized and unrealized gains (losses) on investments	(0.04)	0.54	0.16	0.14

Total from investment operations	0.09	0.87	0.55	0.17
Distirbutions to shareholders from
Net investment income	(0.13)	(0.31)	(0.44)	(0.04)
Net realized gains	(0.40)	(0.03)	(0.09)	0.00

Total distributions to shareholders	(0.53)	(0.34)	(0.53)	(0.04)
Net asset value, end of period	$12.11	$12.55	$12.02	$12.00
Total return[3]	0.70%	7.37%	4.82%	1.43%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.83%	0.82%	0.86%
Net expenses	0.72%	0.73%	0.75%	0.86%
Net investment income	2.10%	2.53%	3.29%	3.31%
Supplemental data
Portfolio turnover rate	127%	256%	215%	84%
Net assets, end of period (000s omitted)	$164,126	$162,067	$90,063	$10

1.	For the period from July 30, 2010 (commencement of class operations) to August 31, 2010

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Income Plus Fund	23

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended May 31
INSTITUTIONAL CLASS		2012	2011	2010[1]	2010	2009[2]
Net asset value, beginning of period	$12.57	$12.03	$12.00	$11.60	$10.82	$10.51
Net investment income	0.15	0.34	0.41 [3]	0.10 [3]	0.41 [3]	0.39 [3]
Net realized and unrealized gains (losses) on investments	(0.04)	0.56	0.17	0.43	0.88	0.36

Total from investment operations	0.11	0.90	0.58	0.53	1.29	0.75
Distributions to shareholders from
Net investment income	(0.14)	(0.33)	(0.46)	(0.13)	(0.51)	(0.44)
Net realized gains	(0.40)	(0.03)	(0.09)	0.00	0.00	0.00

Total distributions to shareholders	(0.54)	(0.36)	(0.55)	(0.13)	(0.51)	(0.44)
Net asset value, end of period	$12.14	$12.57	$12.03	$12.00	$11.60	$10.82
Total return[4]	0.85%	7.62%	5.04%	4.71%	12.06%	7.29%
Ratios to average net assets (annualized)
Gross expenses	0.55%	0.56%	0.55%	0.59%	0.68%	0.69%
Net expenses	0.55%	0.56%	0.55%	0.56%	0.61%	0.61%
Net investment income	2.23%	2.74%	3.53%	3.36%	3.58%	4.29%
Supplemental data
Portfolio turnover rate	127%	256%	215%	84%	187%	455%
Net assets, end of period (000s omitted)	$28,918	$161,191	$161,276	$147,102	$112,163	$97,574

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	For the period from July 18, 2008 (commencement of class operations) to May 31, 2009

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Income Plus Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended May 31
INVESTOR CLASS		2012	2011	2010[1]	2010	2009[2]
Net asset value, beginning of period	$12.57	$12.03	$12.00	$11.60	$10.82	$10.51
Net investment income	0.12	0.30	0.37 [3]	0.09 [3]	0.37 [3]	0.36 [3]
Net realized and unrealized gains (losses) on investments	(0.04)	0.56	0.17	0.43	0.88	0.36

Total from investment operations	0.08	0.86	0.54	0.52	1.25	0.72
Distributions to shareholders from
Net investment income	(0.12)	(0.29)	(0.42)	(0.12)	(0.47)	(0.41)
Net realized gains	(0.40)	(0.03)	(0.09)	0.00	0.00	0.00

Total distributions to shareholders	(0.52)	(0.32)	(0.51)	(0.12)	(0.47)	(0.41)
Net asset value, end of period	$12.13	$12.57	$12.03	$12.00	$11.60	$10.82
Total return[4]	0.61%	7.25%	4.67%	4.52%	11.79%	6.99%
Ratios to average net assets (annualized)
Gross expenses	0.93%	0.91%	0.90%	0.97%	1.07%	1.08%
Net expenses	0.89%	0.90%	0.90%	0.92%	0.94%	0.94%
Net investment income	1.93%	2.40%	3.14%	3.00%	3.25%	3.94%
Supplemental data
Portfolio turnover rate	127%	256%	215%	84%	187%	455%
Net assets, end of period (000s omitted)	$189,803	$195,346	$189,051	$198,176	$188,551	$177,010

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	For the period from July 18, 2008 (commencement of class operations) to May 31, 2009

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Income Plus Fund	25

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Income Plus Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the

26	Wells Fargo Advantage Income Plus Fund	Notes to financial statements (unaudited)

securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Notes to financial statements (unaudited)	Wells Fargo Advantage Income Plus Fund	27

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31, 2012, the Fund had pre-enactment net capital loss carryforwards incurred in taxable years beginning before December 22, 2010, which were available to offset future net realized capital gains, in the amount of $39,684,982 with $7,824,050 expiring in 2015, $21,588,119 expiring in 2016, and $10,272,813 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$183,653,411	$0	$183,653,411
Asset-backed securities	0	6,728,036	0	6,728,036
Corporate bonds and notes	0	140,896,532	0	140,896,532
Municipal obligations	0	8,869,510	0	8,869,510
Non-agency mortgage backed securities	0	23,846,599	0	23,846,599
U.S. Treasury securities	192,014,739	0	0	192,014,739
Yankee corporate bonds and notes	0	48,703,107	0	48,703,107
Short-term investments
Investment companies	81,749,329	1,557,500	0	83,306,829
U.S. Treasury securities	299,990	0	0	299,990
	$274,064,058	$414,254,695	$0	$688,318,753

28	Wells Fargo Advantage Income Plus Fund	Notes to financial statements (unaudited)

Further details on the major security types listed above can be found in the Portfolio of Investments.

As of February 28, 2013, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$(6,359)	$0	$0	$(6,359)
+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended February 28, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.40% and declining to 0.30% as the average daily net assets of the Fund increase. For the six months ended February 28, 2013, the advisory fee was equivalent to an annual rate of 0.39% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.87% for Class A shares, 1.62% for Class B shares, 1.62% for Class C shares, 0.72% for Administrator Class shares, 0.58% for Institutional Class, and 0.88% for Investor Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended February 28, 2013, Wells Fargo Funds Distributor, LLC received $7,843 from the sale of Class A shares and $18 and $156 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Notes to financial statements (unaudited)	Wells Fargo Advantage Income Plus Fund	29

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2013 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$775,272,074	$55,441,725	$845,366,698	$114,717,879

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2013, the Fund entered into futures contracts to speculate on interest rates and to help shorten or lengthen the duration of the portfolio.

At February 28, 2013, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at February 28, 2013	Unrealized gains (losses)
6-19-2013	26 Short	30-Year U.S. Treasury Bonds	$3,738,313	$(32,955)
6-28-2013	109 Long	5-Year U.S. Treasury Notes	13,514,297	28,488
6-28-2013	17 Short	2-Year U.S. Treasury Notes	3,747,969	(1,892)

The Fund had an average notional amount of $20,168,116 and $21,639,854 in long and short futures contracts, respectively, during the six months ended February 28, 2013.

On February 28, 2013, the cumulative unrealized losses on futures contracts in the amount of $6,359 is reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The receivable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains or losses on futures contracts are reflected in the Statement of Operations.

7. CAPITAL SHARES

As a result of the transfer of assets from Funds Management, former program manager of the 529 college savings plans for the State of Wisconsin, to a new program manager, the Fund redeemed assets from its Institutional Class on October 26, 2012 with a value of $124,518,442, representing 17.12% of the Fund. This amount is reflected in the Statement of Changes in Net Assets for the six months ended February 28, 2013.

8. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended February 28, 2013, the Fund paid $454 in commitment fees.

For the six months ended February 28, 2013, there were no borrowings by the Fund under the agreement.

30	Wells Fargo Advantage Income Plus Fund	Notes to financial statements (unaudited)

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

11. SUBSEQUENT DISTRIBUTIONS

On March 25, 2013, the Fund declared distributions from net investment income to shareholders of record on March 22, 2013. The per share amounts payable on March 26, 2013 were as follows:

Net investment income
Class A	$0.01934
Class B	0.01201
Class C	0.01214
Administrator Class	0.02062
Institutional Class	0.02204
Investor Class	0.01924

On April 24, 2013, the Fund declared distributions from net investment income to shareholders of record on April 23, 2013. The per share amounts payable on April 25, 2013 were as follows:

Net investment income
Class A	$0.02318
Class B	0.01472
Class C	0.01486
Administrator Class	0.02484
Institutional Class	0.02640
Investor Class	0.02308

These distributions are not reflected in the accompanying financial statements.

Other information (unaudited)	Wells Fargo Advantage Income Plus Fund	31

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

32	Wells Fargo Advantage Income Plus Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 135 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Income Plus Fund	33

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 74 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 74 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available,without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

34	Wells Fargo Advantage Income Plus Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

215348 04-13 SA219/SAR219 2-13

Wells Fargo Advantage

Short Duration Government Bond Fund

Semi-Annual Report

February 28, 2013

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The views expressed and any forward-looking statements are as of February 28, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $225 billion in assets under management, as of February 28, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Short Duration Government Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Fixed-income performance was best among lower-rated corporate bonds and commercial mortgage-backed securities, as continued monetary accommodation from the U.S. Federal Reserve strengthened the demand for securities with higher yields.

1.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Short Duration Government Bond Fund, which covers the six-month period that ended February 28, 2013. During the period, fixed-income performance was best among lower-rated corporate bonds and commercial mortgage-backed securities (CMBS), as continued monetary accommodation from the U.S. Federal Reserve (Fed) strengthened the demand for securities with higher yields. However, the longest-maturity segments of the fixed-income market generally underperformed the mid-maturity and short-maturity segments because longer-maturity U.S. Treasury yields shifted higher, most notably in January 2013, thereby influencing a decline in the prices of longer-maturity fixed-income securities.

Credit sectors rallied for much of the second half of 2012, outperforming U.S. Treasuries.

As policymaking in Europe during the summer months of 2012 began to reassure global credit markets that the euro would likely survive and that all appropriate measures would be taken to bolster European debt markets, lower-rated securities in the U.S. once again rallied in price, significantly outpacing the returns from U.S. Treasuries. Corporate bonds and CMBS were once again the best-performing sectors of the core fixed income markets from August 2012 through the end of the year, as they had been before the European credit crisis escalated in the spring.

In December 2012, the Fed reaffirmed its commitment to highly accommodative monetary policy, citing its dual mandate of fostering maximum employment and price stability. For the first time since the financial crisis began in 2008, the Fed formally announced specific target ranges that could trigger a change to its highly accommodative monetary policy, most notably that exceptionally low interest rates would be appropriate at least as long as the unemployment rate remained above 6.5% and inflation expectations were no more than half a percentage point above its 2.0% inflation target. These thresholds were the first official measures of when and how a change to monetary policy may take effect.

U.S. Treasury yields shift significantly higher in January 2013.

With growing confidence in the U.S. economy and improving stability in the European credit markets, longer-maturity U.S. Treasury yields began to shift significantly higher in January 2013. The yield on the 10-year U.S. Treasury note ratcheted higher to 2.00% in January 2013, after finishing 2012 at 1.75% and reaching a modern-era record low of 1.41% in late July 2012. The 30-year U.S. Treasury bond finished the period at a yield of 3.09%, up from 2.58% at the start of the period. Thus, during the period, longer-maturity securities felt the pressure of yields shifting higher, which eroded some of their pricing. The best-performing sections of the yield curve were generally in the five- to 10-year range, which benefited from relatively adequate yields while remaining mostly insulated from the price erosion in maturities of 10 years and longer.

Despite this persistent trend toward higher yields during the final three months of the period, which chipped away at some security prices, several areas of the taxable fixed income markets continued to generate relatively compelling returns, considering the extraordinarily low level of interest rates. Spreads in the corporate bond sector continued to tighten while U.S. Treasury yields shifted higher, thus providing some protection against price erosion. CMBS spreads also tightened during the period resulting in some of the strongest six-month returns in the taxable investment-grade sectors. Within the Barclays U.S. Aggregate Bond Index1, the CMBS sector returned 2.35% during the six-month period, the corporate sector returned 1.64%, and the U.S.

Letter to shareholders (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	3

Treasury sector returned (0.67)%. The lower-rated credit tiers continued to outperform each respectively higher credit tier during the period, despite the rising yield influence in the longest maturities.

Overall, the theme for the six-month period in the U.S. fixed income markets was relatively strong performance from the corporate and CMBS sectors, particularly in the lower-rated credit tiers, with a protracted decline in prices of U.S. Treasuries. On the whole, most credit-related sectors generated relatively generous returns during the six-month period considering the extraordinarily low level of interest rates. However, the trend from previous periods of strong performance from longer-maturity securities began to unwind in January and February 2013. During this period, credit risks were rewarded better than interest rate risks, meaning that higher-yield compensation from lower-rated securities performed better than higher-yield compensation from longer-maturity securities, which experienced price pressures. Investment strategies that focused on mid- to lower-rated credit tiers and mid-maturity securities generally saw the strongest returns during the period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 110 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Most credit-related sectors generated relatively generous returns during the six-month period considering the extraordinarily low level of interest rates.

Notice to shareholders

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the following modifications to certain Class A sales load waiver privileges, with each change becoming effective on July 1, 2013:

■	Annuity payments received under an annuity option or from death proceeds will no longer qualify for net asset value (NAV) repurchase privileges.

■	The ability to reinvest redemption proceeds at NAV will be reduced from 120 days to 90 days.

■	NAV purchase privileges for certain types of “grandfathered” shareholders will be modified to remove the ability to purchase Class A shares at NAV, unless those shares are held directly with the Fund.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Short Duration Government Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks to provide current income consistent with capital preservation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Troy Ludgood

Thomas O’Connor, CFA

Average annual total returns1 (%) as of February 28, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (MSDAX)	3-11-1996	(0.74)	2.79	2.92	1.29	3.21	3.13	0.82	0.79
Class B (MSDBX)*	5-31-2002	(2.45)	2.59	2.83	0.55	2.59	2.83	1.57	1.54
Class C (MSDCX)	5-31-2002	(0.37)	2.45	2.36	0.63	2.45	2.36	1.57	1.54
Class R6 (MSDRX)	11-30-2012	–	–	–	1.99	3.70	3.57	0.44	0.38
Administrator Class (MNSGX)	12-18-1992	–	–	–	1.61	3.47	3.40	0.76	0.61
Institutional Class (WSGIX)	4-8-2005	–	–	–	1.79	3.66	3.55	0.49	0.43
Barclays 1-3 Year U.S. Government Bond Index[4]	–	–	–	–	0.58	1.97	2.80	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class B shares, the maximum contingent deferred sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	5

Ten largest long-term holdings[5] (%) as of February 28, 2013
U.S. Treasury Note, 0.38%, 1-15-2016	10.32
U.S. Treasury Note, 1.75%, 3-31-2014	6.86
U.S. Treasury Note, 0.50%, 11-15-2013	6.42
FNMA, 5.50%, 12-1-2041	6.32
U.S. Treasury Note, 0.25%, 2-28-2014	4.71
FNMA, 5.00%, 2-1-2040	3.99
FNMA, 5.50%, 8-1-2040	3.40
U.S. Treasury Note, 0.38%, 2-15-2016	2.49
FNMA, 6.00%, 8-1-2037	2.35
FNMA, 5.50%, 5-25-2040	1.86

Portfolio allocation[6] as of February 28, 2013

1.	Historical performance shown for the Class B and Class C shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to include the higher expenses applicable to Class B and Class C shares. Historical performance shown for Class R6 shares prior to its inception reflects the performance of the Institutional Class shares and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through December 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.78% for Class A, 1.53% for Class B, 1.53% for Class C, 0.37% for Class R6, 0.60% for Administrator Class, and 0.42% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays 1-3 Year U.S. Government Bond Index is the 1-3 year component of the Barclays U.S. Government Bond Index and is composed of all publicly issued, non-convertible domestic debt of the U.S. Government and its agencies. The Barclays 1-3 Year U.S. Government Bond Index also includes corporate debt guaranteed by the U.S. Government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. You cannot invest directly in an index.

5.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Portfolio allocation is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Short Duration Government Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2012 to February 28, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2012	Ending account value 2-28-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,002.63	$4.02	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.78	$4.06	0.81%
Class B
Actual	$1,000.00	$998.93	$7.73	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.06	$7.80	1.56%
Class C
Actual	$1,000.00	$998.92	$7.73	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.06	$7.80	1.56%
Class R6
Actual	$1,000.00	$1,007.49	$1.84	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$1.86	0.37%
Administrator Class
Actual	$1,000.00	$1,004.63	$2.98	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%
Institutional Class
Actual	$1,000.00	$1,005.53	$2.09	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	$2.11	0.42%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 49.74%
FHLMC ±	2.58%	11-1-2042	$5,329,975	$5,571,762
FHLMC ±	2.73	6-1-2042	3,037,823	3,179,335
FHLMC ±	2.90	7-1-2042	5,448,836	5,722,773
FHLMC ±	3.03	9-1-2042	1,547,080	1,621,322
FHLMC ±	3.07	10-1-2042	1,537,551	1,610,026
FHLMC ±	3.11	7-1-2042	3,130,031	3,275,632
FHLMC	3.50	9-1-2032	13,012,062	14,011,929
FHLMC ±	3.56	8-1-2041	1,822,055	1,927,584
FHLMC ±	3.62	10-1-2041	8,577,882	8,976,020
FHLMC	5.50	7-1-2041	2,209,982	2,569,055
FHLMC ±	5.86	7-1-2038	12,148,619	13,068,778
FHLMC	6.00	2-1-2035	3,294,149	3,707,973
FHLMC	6.00	5-15-2039	7,364,520	8,171,362
FHLMC ±	6.05	6-1-2037	2,373,410	2,567,439
FHLMC	6.50	11-1-2037	1,413,566	1,586,343
FHLMC	6.50	12-1-2038	2,721,273	2,998,017
FHLMC	7.00	5-1-2035	3,685,899	4,364,132
FHLMC	7.00	3-25-2044	2,469,901	2,835,227
FHLMC Series 3035 Class PA	5.50	9-15-2035	3,104,652	3,459,123
FHLMC Series 3704 Class CT	7.00	12-15-2036	3,564,022	4,318,087
FHLMC Series T-11 Class A8	6.50	1-25-2028	2,302,234	2,621,356
FHLMC Series T-57 Class 1A3	7.50	7-25-2043	501,194	580,465
FHLMC Series T-59 Class 1A3	7.50	10-25-2043	207,802	238,575
FHLMC Series T-60 Class 1A3	7.50	3-25-2044	77,122	91,349
FHLMC Structured Pass-Through Securities Series T-41 Class 3A ±	6.70	7-25-2032	156,245	176,777
FHLMC Structured Pass-Through Securities Series T-51 Class 2A ±	7.50	8-25-2042	2,267,260	2,656,423
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	3-25-2043	723,336	822,997
FNMA ±	2.24	1-1-2043	4,348,470	4,516,404
FNMA ±	2.48	11-1-2042	4,422,568	4,619,454
FNMA ±	2.50	2-1-2043	4,625,218	4,782,208
FNMA ±	2.56	1-1-2043	5,923,273	6,141,878
FNMA ±	2.69	6-1-2042	4,464,626	4,672,140
FNMA ±	2.80	12-1-2042	1,548,897	1,620,603
FNMA ±	2.83	11-1-2042	1,553,708	1,625,606
FNMA ±	2.94	3-1-2042	901,015	946,261
FNMA ±	2.94	4-1-2042	2,604,270	2,738,617
FNMA ±	2.94	10-1-2042	1,982,847	2,077,432
FNMA ±	2.94	12-1-2041	3,407,788	3,560,100
FNMA ±	3.04	10-1-2041	1,602,719	1,681,018
FNMA ±	3.12	6-1-2042	4,399,606	4,607,189
FNMA ±	3.13	6-1-2042	3,282,816	3,439,617
FNMA ±%%	3.23	3-1-2042	9,744,020	10,456,551
FNMA ±	3.32	11-1-2041	8,019,747	8,443,238
FNMA ±	3.34	12-1-2041	3,573,356	3,760,463
FNMA ±	3.35	7-1-2041	13,145,582	13,848,759
FNMA ±	3.42	10-1-2041	3,676,983	3,879,212
FNMA	3.50	9-1-2032	8,490,949	9,129,287
FNMA ±	3.53	10-1-2041	9,120,273	9,628,964
FNMA ±	3.55	7-1-2041	5,122,106	5,427,937
FNMA ±	3.62	9-1-2041	12,141,901	12,820,225

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Short Duration Government Bond Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	3.63%	7-1-2041	$7,640,913	$8,068,696
FNMA ±	3.69	7-1-2041	2,955,264	3,127,264
FNMA	5.00	2-1-2038	2,487,726	2,817,294
FNMA	5.00	3-1-2039	3,720,847	4,213,776
FNMA	5.00	2-1-2040	56,265,610	63,719,544
FNMA	5.00	2-1-2040	6,888,297	7,800,843
FNMA	5.00	3-1-2042	15,059,964	16,923,297
FNMA	5.50	2-1-2038	7,533,295	8,472,434
FNMA	5.50	4-1-2038	5,772,962	6,492,650
FNMA	5.50	5-25-2040	25,960,769	29,736,633
FNMA	5.50	8-1-2040	48,335,882	54,361,681
FNMA	5.50	8-1-2041	5,111,525	5,870,204
FNMA	5.50	12-1-2041	89,155,221	100,938,432
FNMA	6.00	3-25-2035	1,821,000	2,014,729
FNMA	6.00	7-1-2036	3,958,000	4,633,046
FNMA	6.00	8-1-2037	33,380,073	37,588,347
FNMA	6.00	10-1-2038	14,524,717	16,355,868
FNMA	6.00	6-1-2041	14,142,000	16,515,364
FNMA	6.50	8-1-2037	15,795,759	17,824,175
FNMA	6.50	6-1-2038	15,213,979	17,492,314
FNMA	6.50	8-1-2039	11,145,890	12,545,845
FNMA	6.50	2-1-2041	3,730,568	4,199,138
FNMA	7.00	4-1-2035	2,788,752	3,327,516
FNMA	7.00	2-25-2042	12,999,348	14,514,227
FNMA	7.50	7-1-2029	585,749	709,326
FNMA	7.50	7-1-2032	346,964	416,409
FNMA Grantor Trust Series 2000-T6 Class A1	7.50	6-25-2030	793,453	932,953
FNMA Grantor Trust Series 2001-T1 Class A1	7.50	10-25-2040	3,869,022	4,466,914
FNMA Grantor Trust Series 2001-T16 Class A2	7.00	7-25-2042	328,963	386,988
FNMA Grantor Trust Series 2001-T3 Class A1	7.50	11-25-2040	849,297	966,843
FNMA Series 1999-T2 Class A1 ±	7.50	1-19-2039	524,758	591,700
FNMA Series 2001-T08 Class A1	7.50	7-25-2041	1,001,619	1,093,945
FNMA Series 2001-T4 Class A1	7.50	7-25-2041	114,397	136,330
FNMA Series 2001-W03 Class A ±	7.00	9-25-2041	921,998	1,089,436
FNMA Series 2002-14 Class A2	7.00	1-25-2042	810,371	932,823
FNMA Series 2002-14 Class A2	7.50	1-25-2042	1,739,790	2,061,855
FNMA Series 2002-26 Cass A2	7.50	1-25-2048	2,002,720	2,317,424
FNMA Series 2002-26 Class A1	7.00	1-25-2048	1,094,953	1,265,321
FNMA Series 2002-33 Class A2	7.50	6-25-2032	267,227	327,721
FNMA Series 2002-80 Class A1	6.50	11-25-2042	1,735,724	1,949,173
FNMA Series 2002-90 Class A1	6.50	6-25-2042	31,698	37,325
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	4,242,398	5,119,739
FNMA Series 2002-W1 Class 2A ±	6.92	2-25-2042	684,090	798,630
FNMA Series 2002-W6 Class 2A1 ±	6.59	6-25-2042	14,645	16,576
FNMA Series 2003-W1 Class 2A ±	6.90	12-25-2042	357,500	426,906
FNMA Series 2003-W12 Class 1A8	4.55	6-25-2043	5,106,624	5,825,555
FNMA Series 2003-W2 Class 1A1	6.50	7-25-2042	21,878	26,276
FNMA Series 2003-W4 Class 4A ±	7.19	10-25-2042	1,019,734	1,211,428
FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	199,406	244,480
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	1,691,868	2,000,279

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA Series 2004-W9 Class 1A3	6.05%	2-25-2044	$5,715,007	$6,341,554
FNMA Series 2004-W9 Class 2A3	7.50	2-25-2044	1,044,271	1,246,863
FNMA Series 2005-W3 Class 1A	7.50	3-25-2045	314,519	372,423
FNMA Series 2006-114 Class PD	6.00	12-25-2036	5,688,231	6,401,296
FNMA Series 2009-14 Class A	7.00	6-25-2035	2,587,336	2,943,737
FNMA Series 2010-111 Class WA ±	6.04	10-25-2040	1,315,188	1,530,999
FNMA Series 2010-71 Class HJ	5.50	7-25-2040	1,592,105	1,822,485
FNMA Series 2011-M2 Class A1	2.02	7-25-2021	4,472,072	4,606,462
FNMA Series 2012-28 Class PT	4.00	3-25-2042	15,709,119	16,515,483
FNMA Whole Loan Series 2002-W8 Class A3	7.50	6-25-2042	150,645	171,792
FNMA Whole Loan Series 2004-W11 Class 1A2	6.50	5-25-2044	6,248,436	7,288,538
FNMA Whole Loan Series 2004-W14 Class 2A	7.50	7-25-2044	177,947	206,017
FNMA Whole Loan Series 2005-W1 Class 1A4	7.50	10-25-2044	505,709	585,559
GNMA	6.00	9-15-2035	14,510,802	16,537,486
GNMA Series 2002-47 Class PY	6.00	7-20-2032	3,765,300	4,326,462
GNMA Series 2009-42 Class CT	6.00	8-16-2035	1,837,825	2,105,725

Total Agency Securities (Cost $793,692,921)				795,061,577

Asset-Backed Securities: 12.42%
Ally Master Owner Trust Series 2010-2 Class A 144A	4.25	4-15-2017	7,515,000	8,058,041
Ally Master Owner Trust Series 2012-1 Class A1 ±	1.00	2-15-2017	7,620,000	7,680,495
Ally Master Owner Trust Series 2012-3 Class A1 ±	0.90	6-15-2017	8,061,000	8,118,685
Ally Master Owner Trust Series 2013-1 Class A1 ±	0.65	2-15-2018	3,763,000	3,763,000
American Express Credit Account Master Trust Series 2012-3 Class A ±	0.35	3-15-2018	3,106,000	3,108,354
American Express Credit Account Master Trust Series 2012-4 Class A ±	0.44	5-15-2020	17,302,000	17,293,955
AmeriCredit Automobile Receivables Trust Series 2012-4 Class A2	0.49	4-8-2016	7,248,000	7,251,472
Chase Issuance Trust Series 2012-A10 Class A10 ±	0.46	12-16-2019	3,788,000	3,788,000
Developers Diversified Realty Corporation Trust Series 2009-DDR1 Class A 144A	3.81	10-14-2022	8,583,962	8,926,042
Discover Card Master Trust I Series 2013-A1 Class A1 ±	0.50	8-17-2020	7,575,000	7,575,000
Ford Credit Floorplan Master Trust Series 2012-4 Class A2 ±	0.55	9-15-2016	5,364,000	5,365,674
Greenwich Capital Commercial Funding Corporation Series 2005-GGS Class A4 ±	5.24	4-10-2037	8,210,000	8,207,028
Hertz Vehicle Financing LLC Series 2013-1A Class A1 144A	1.12	8-25-2017	22,438,000	22,523,848
MMCA Automobile Trust Series 2009-A Class A4 144A	6.25	11-16-2015	804,397	812,408
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.38	10-26-2026	13,308,849	13,286,756
Nelnet Student Loan Trust Series 2007-1 Class A1 ±	0.30	11-27-2018	1,675,625	1,673,625
Santander Drive Auto Receivables Series 2012-5 Class A2	0.57	12-15-2015	5,241,986	5,246,588
Santander Drive Auto Receivables Series 2012-5 Class A3	0.83	12-15-2016	1,850,000	1,857,450
SLM Student Loan Trust Series 2002-6 Class A4 ±	0.44	3-15-2019	1,982,345	1,982,524
SLM Student Loan Trust Series 2004-8A Class A5 ±144A	0.80	4-25-2024	7,526,000	7,555,785
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.50	7-27-2026	1,090,000	1,118,122
SLM Student Loan Trust Series 2008-4 Class A3 ±	1.55	10-25-2017	3,358,000	3,437,195
SLM Student Loan Trust Series 2008-9 Class A ±	1.80	4-25-2023	5,971,204	6,210,416
SLM Student Loan Trust Series 2010-1 Class A ±	0.60	3-25-2025	2,690,641	2,702,380
SLM Student Loan Trust Series 2011-B Class A4 ±144A	1.05	12-16-2024	4,081,267	4,106,093
SLM Student Loan Trust Series 2011-C Class A1 ±144A	1.60	12-15-2023	4,053,617	4,104,023
SLM Student Loan Trust Series 2012-C Class A1 ±144A	1.30	8-15-2023	6,983,119	7,051,694
SLM Student Loan Trust Series 2012-E Class A1 ±144A	0.95	10-16-2023	4,847,941	4,871,279
SLM Student Loan Trust Series 2012-E Class A2 ±144A	1.95	6-15-2045	3,636,000	3,737,808
SLM Student Loan Trust Series 2013-1 Class A2 ±	0.45	9-25-2019	17,053,000	17,063,931

Total Asset-Backed Securities (Cost $198,468,495)				198,477,671

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Short Duration Government Bond Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage Backed Securities: 3.75%
Bank of America Commercial Mortgage Trust Series 2004-6 Class A3	4.51%	12-10-2042	$529,352	$534,327
CFCRE Commercial Mortgage Trust Series 2011-C1 Class A1 144A	1.87	4-15-2044	3,810,677	3,876,427
CFCRE Commercial Mortgage Trust Series 2011-C2 Class A1	1.56	12-15-2047	2,885,102	2,922,242
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C1 Class A4 ±	5.01	2-15-2038	3,595,000	3,827,881
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C6 Class A4 ±	5.23	12-15-2040	4,463,859	4,864,062
DBUBS Mortgage Trust Series 2011 Class C2 144A	3.53	7-10-2044	4,908,657	5,356,086
DBUBS Mortgage Trust Series 2011-LC3A Class A1	2.24	8-10-2044	2,917,728	2,967,230
GS Mortgage Securities Corporation II Series 2010-C2 Class A1 144A	3.85	12-10-2043	7,793,858	8,414,514
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1 144A	3.30	8-5-2032	2,091,922	2,236,470
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C3 Class A1 144A	1.87	2-15-2046	2,363,825	2,398,431
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C6 Class A6 ±	5.02	8-15-2029	4,578,000	4,772,643
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C7 Class A3 ±	5.45	11-15-2030	3,106,000	3,218,990
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A3A ±	4.95	7-12-2038	1,968,000	2,056,359
Morgan Stanley Capital I Trust Series 2011-C2 Class A1 144A	1.48	6-15-2044	5,564,893	5,627,381
Motel 6 Trust Series 2012-MTL6 Class A2 144A	1.95	10-5-2025	6,861,000	6,867,731

Total Non-Agency Mortgage Backed Securities (Cost $60,333,037)				59,940,774

U.S. Treasury Securities: 30.94%
U.S. Treasury Note	0.25	2-28-2014	75,148,000	75,203,760
U.S. Treasury Note	0.25	1-31-2015	2,304,000	2,304,539
U.S. Treasury Note «	0.38	1-15-2016	164,806,000	164,999,153
U.S. Treasury Note	0.38	2-15-2016	39,784,000	39,818,174
U.S. Treasury Note %%	0.50	11-15-2013	102,362,000	102,609,921
U.S. Treasury Note	1.75	3-31-2014	107,762,000	109,576,281

Total U.S. Treasury Securities (Cost $495,186,593)				494,511,828

Yankee Corporate Bonds and Notes: 2.96%

Financials: 2.96%

Commercial Banks: 2.33%
Australia and New Zealand Banking Group 144A	1.00	10-6-2015	8,720,000	8,783,656
Commonwealth Bank Australia 144A	0.75	1-15-2016	9,600,000	9,594,773
Westpac Banking Corporation 144A	1.38	7-17-2015	18,565,000	18,873,179

				37,251,608

Consumer Finance: 0.63%
Swedbank Hypotek AB 144A	2.38	4-5-2017	9,622,000	10,107,170

Total Yankee Corporate Bonds and Notes (Cost $46,920,305)				47,358,778

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	11

Security name	Yield	Shares	Value

Short-Term Investments: 0.87%

Investment Companies: 0.87%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)##	0.01%	8,765,542	$8,765,542
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.18	5,113,000	5,113,000

Total Short-Term Investments (Cost $13,878,542)			13,878,542

Total investments in securities
(Cost $1,608,479,893) *	100.68%	1,609,229,170
Other assets and liabilities, net	(0.68)	(10,890,507)

Total net assets	100.00%	$1,598,338,663

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	Security issued on a when-issued basis.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $1,610,030,849 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$7,434,498
Gross unrealized depreciation	(8,236,177)

Net unrealized depreciation	$(801,679)

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Short Duration Government Bond Fund	Statement of assets and liabilities—February 28, 2013 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$1,595,350,628
In affiliated securities, at value (see cost below)	13,878,542

Total investments, at value (see cost below)	1,609,229,170
Receivable for investments sold	62,680,507
Principal paydown receivable	1,489,131
Receivable for Fund shares sold	2,201,516
Receivable for interest	4,820,924
Receivable for securities lending income	2,890
Prepaid expenses and other assets	131,320

Total assets	1,680,555,458

Liabilities
Dividends payable	357,826
Payable for investments purchased	73,827,981
Payable for Fund shares redeemed	2,214,357
Payable upon receipt of securities loaned	5,113,000
Advisory fee payable	316,556
Distribution fees payable	43,842
Due to other related parties	179,762
Accrued expenses and other liabilities	163,471

Total liabilities	82,216,795

Total net assets	$1,598,338,663

NET ASSETS CONSIST OF
Paid-in capital	$1,605,762,117
Overdistributed net investment income	(9,641,563)
Accumulated net realized gains on investments	1,468,832
Net unrealized gains on investments	749,277

Total net assets	$1,598,338,663

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$159,224,010
Shares outstanding – Class A	15,485,501
Net asset value per share – Class A	$10.28
Maximum offering price per share – Class A2	$10.49
Net assets – Class B	$1,051,370
Shares outstanding – Class B	102,187
Net asset value per share – Class B	$10.29
Net assets – Class C	$75,412,194
Shares outstanding – Class C	7,322,387
Net asset value per share – Class C	$10.30
Net assets – Class R6	$50,257
Shares outstanding – Class R6	4,870
Net asset value per share – Class R6	$10.32
Net assets – Administrator Class	$284,049,208
Shares outstanding – Administrator Class	27,582,279
Net asset value per share – Administrator Class	$10.30
Net assets – Institutional Class	$1,078,551,624
Shares outstanding – Institutional Class	104,743,718
Net asset value per share – Institutional Class	$10.30

Investment in unaffiliated securities (including securities on loan), at cost	$1,594,601,351

Investments in affiliated securities, at cost	$13,878,542

Total investments, at cost	$1,608,479,893

Securities on loan, at value	$5,006,555

1.	The Fund has an unlimited number of authorized shares.
2.	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 28, 2013 (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	13

Investment income
Interest*	$12,084,474
Securities lending income, net	4,518
Income from affiliated securities	3,346

Total investment income	12,092,338

Expenses
Advisory fee	2,868,887
Administration fees
Fund level	402,131
Class A	126,520
Class B	878
Class C	59,881
Class R6	4 [1]
Administrator Class	147,605
Institutional Class	431,676
Shareholder servicing fees
Class A	197,687
Class B	1,373
Class C	93,565
Administrator Class	368,026
Distribution fees
Class B	4,117
Class C	280,693
Custody and accounting fees	43,505
Professional fees	18,852
Registration fees	43,845
Shareholder report expenses	52,959
Trustees’ fees and expenses	5,205
Other fees and expenses	15,599

Total expenses	5,163,008
Less: Fee waivers and/or expense reimbursements	(783,796)

Net expenses	4,379,212

Net investment income	7,713,126

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	6,675,259
Net change in unrealized gains (losses) on investments	(7,776,292)

Net realized and unrealized gains (losses) on investments	(1,101,033)

Net increase in net assets resulting from operations	$6,612,093

* Net of foreign interest withholding taxes in the amount of	$ 4,118

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Short Duration Government Bond Fund	Statement of changes in net assets

	Six months ended February 28, 2013 (unaudited)		Year ended August 31, 2012

Operations
Net investment income		$7,713,126		$19,536,092
Net realized gains on investments		6,675,259		12,318,715
Net change in unrealized gains (losses) on investments		(7,776,292)		1,431,339

Net increase in net assets resulting from operations		6,612,093		33,286,146

Distributions to shareholders from
Net investment income
Class A		(1,503,924)		(3,442,661)
Class B		(6,327)		(16,505)
Class C		(429,252)		(906,153)
Class R6		(305)[1]		N/A
Administrator Class		(3,093,528)		(5,851,890)
Institutional Class		(12,298,242)		(24,436,244)

Total distributions to shareholders		(17,331,578)		(34,653,453)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	3,828,959	39,527,079	7,155,777	73,984,340
Class B	22,429	231,503	25,606	264,932
Class C	847,146	8,756,195	2,673,683	27,692,995
Class R6	4,841 [1]	50,097 [1]	N/A	N/A
Administrator Class	7,919,951	81,941,172	15,298,644	158,413,898
Institutional Class	33,872,809	350,443,306	76,921,309	796,991,960

		480,949,352		1,057,348,125

Reinvestment of distributions
Class A	136,185	1,404,302	275,532	2,849,487
Class B	562	5,797	1,432	14,819
Class C	38,203	394,682	74,950	776,467
Class R6	29 [1]	305 [1]	N/A	N/A
Administrator Class	242,271	2,503,442	448,917	4,649,987
Institutional Class	1,061,361	10,965,278	2,166,179	22,430,879

		15,273,806		30,721,639

Payment for shares redeemed
Class A	(4,643,197)	(47,931,703)	(6,979,415)	(72,160,083)
Class B	(28,461)	(293,334)	(68,256)	(706,388)
Class C	(1,125,296)	(11,632,423)	(1,845,440)	(19,111,100)
Administrator Class	(8,139,355)	(84,089,610)	(12,035,863)	(124,642,274)
Institutional Class	(41,850,727)	(432,745,590)	(50,559,962)	(523,424,811)

		(576,692,660)		(740,044,656)

Net increase (decrease) in net assets resulting from capital share transactions		(80,469,502)		348,025,108

Total increase (decrease) in net assets		(91,188,987)		346,657,801

Net assets
Beginning of period		1,689,527,650		1,342,869,849

End of period		$1,598,338,663		$1,689,527,650

Undistributed (overdistributed) net investment income		$(9,641,563)		$567,039

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Short Duration Government Bond Fund	15

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended May 31
CLASS A		2012	2011	2010[1]	2010	2009	2008
Net asset value, beginning of period	$10.35	$10.36	$10.47	$10.41	$10.30	$10.01	$9.85
Net investment income	0.03	0.10	0.16	0.05	0.19 [2]	0.37	0.40
Net realized and unrealized gains (losses) on investments	0.00 [3]	0.09	0.07	0.08	0.20	0.32	0.18

Total from investment operations	0.03	0.19	0.23	0.13	0.39	0.69	0.58
Distributions to shareholders from
Net investment income	(0.10)	(0.20)	(0.25)	(0.07)	(0.28)	(0.40)	(0.42)
Net realized gains	0.00	0.00	(0.09)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.10)	(0.20)	(0.34)	(0.07)	(0.28)	(0.40)	(0.42)
Net asset value, end of period	$10.28	$10.35	$10.36	$10.47	$10.41	$10.30	$10.01
Total return[4]	0.26%	1.86%	2.17%	1.23%	3.85%	7.05%	5.95%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.86%	0.87%	0.86%	0.88%	0.94%	1.11%
Net expenses	0.81%	0.83%	0.83%	0.84%	0.85%	0.85%	0.85%
Net investment income	0.70%	0.98%	1.60%	1.85%	1.86%	3.61%	4.02%
Supplemental data
Portfolio turnover rate	163%	399%	485%	135%	501%	277%	210%
Net assets, end of period (000s omitted)	$159,224	$167,266	$162,719	$181,951	$162,737	$105,430	$66,495

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Short Duration Government Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended May 31
CLASS B		2012	2011	2010[1]	2010	2009	2008
Net asset value, beginning of period	$10.36	$10.36	$10.48	$10.42	$10.31	$10.01	$9.86
Net investment income (loss)	(0.00)	0.03 [2]	0.09	0.03	0.14 [2]	0.30	0.33
Net realized and unrealized gains (losses) on investments	(0.01)	0.10	0.05	0.08	0.18	0.32	0.16

Total from investment operations	(0.01)	0.13	0.14	0.11	0.32	0.62	0.49
Distributions to shareholders from
Net investment income	(0.06)	(0.13)	(0.17)	(0.05)	(0.21)	(0.32)	(0.34)
Net realized gains	0.00	0.00	(0.09)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.06)	(0.13)	(0.26)	(0.05)	(0.21)	(0.32)	(0.34)
Net asset value, end of period	$10.29	$10.36	$10.36	$10.48	$10.42	$10.31	$10.01
Total return[3]	(0.11)%	1.22%	1.32%	1.04%	3.08%	6.36%	5.06%
Ratios to average net assets (annualized)
Gross expenses	1.59%	1.60%	1.62%	1.62%	1.66%	1.69%	1.86%
Net expenses	1.56%	1.57%	1.58%	1.59%	1.60%	1.60%	1.60%
Net investment income (loss)	(0.05)%	0.25%	0.85%	1.07%	1.30%	2.90%	3.29%
Supplemental data
Portfolio turnover rate	163%	399%	485%	135%	501%	277%	210%
Net assets, end of period (000s omitted)	$1,051	$1,115	$1,543	$1,548	$1,760	$4,779	$7,260

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Short Duration Government Bond Fund	17

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended May 31
CLASS C		2012	2011	2010[1]	2010	2009	2008
Net asset value, beginning of period	$10.37	$10.37	$10.48	$10.43	$10.32	$10.02	$9.87
Net investment income (loss)	(0.00)	0.03	0.08	0.03	0.11 [2]	0.34	0.31
Net realized and unrealized gains (losses) on investments	(0.01)	0.09	0.07	0.07	0.20	0.28	0.18

Total from investment operations	(0.01)	0.12	0.15	0.10	0.31	0.62	0.49
Distributions to shareholders from
Net investment income	(0.06)	(0.12)	(0.17)	(0.05)	(0.20)	(0.32)	(0.34)
Net realized gains	0.00	0.00	(0.09)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.06)	(0.12)	(0.26)	(0.05)	(0.20)	(0.32)	(0.34)
Net asset value, end of period	$10.30	$10.37	$10.37	$10.48	$10.43	$10.32	$10.02
Total return[3]	(0.11)%	1.20%	1.41%	0.94%	3.06%	6.34%	5.06%
Ratios to average net assets (annualized)
Gross expenses	1.59%	1.61%	1.62%	1.62%	1.65%	1.69%	1.86%
Net expenses	1.56%	1.58%	1.58%	1.59%	1.60%	1.60%	1.60%
Net investment income (loss)	(0.05)%	0.23%	0.85%	1.10%	1.01%	2.82%	3.28%
Supplemental data
Portfolio turnover rate	163%	399%	485%	135%	501%	277%	210%
Net assets, end of period (000s omitted)	$75,412	$78,385	$69,077	$72,124	$65,664	$18,009	$ 7,087

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Short Duration Government Bond Fund	Financial highlights

(For a share outstanding throughout each period)

CLASS R6	Period ended February 28, 2013[1] (unaudited)
Net asset value, beginning of period	$10.33
Net investment income	0.02
Net realized and unrealized gains (losses) on investments	0.03

Total from investment operations	0.05
Distributions to shareholders from
Net investment income	(0.06)
Net asset value, end of period	$10.32
Total return[2]	0.51%
Ratios to average net assets (annualized)
Gross expenses	0.44%
Net expenses	0.37%
Net investment income	0.97%
Supplemental data
Portfolio turnover rate	163%
Net assets, end of period (000s omitted)	$50

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Short Duration Government Bond Fund	19

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended May 31
ADMINISTRATOR CLASS		2012	2011	2010[1]	2010	2009	2008
Net asset value, beginning of period	$10.36	$10.37	$10.48	$10.42	$10.32	$10.02	$9.86
Net investment income	0.04	0.13	0.17	0.05	0.22 [2]	0.39	0.42
Net realized and unrealized gains (losses) on investments	0.01	0.09	0.08	0.08	0.19	0.33	0.18

Total from investment operations	0.05	0.22	0.25	0.13	0.41	0.72	0.60
Distirbutions to shareholders from
Net investment income	(0.11)	(0.23)	(0.27)	(0.07)	(0.31)	(0.42)	(0.44)
Net realized gains	0.00	0.00	(0.09)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.11)	(0.23)	(0.36)	(0.07)	(0.31)	(0.42)	(0.44)
Net asset value, end of period	$10.30	$10.36	$10.37	$10.48	$10.42	$10.32	$10.02
Total return[3]	0.46%	2.10%	2.41%	1.29%	4.01%	7.42%	6.21%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.80%	0.80%	0.79%	0.80%	0.84%	0.93%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	0.90%	1.20%	1.84%	2.06%	2.13%	3.89%	4.26%
Supplemental data
Portfolio turnover rate	163%	399%	485%	135%	501%	277%	210%
Net assets, end of period (000s omitted)	$284,049	$285,637	$247,357	$435,363	$505,432	$356,409	$246,592

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Short Duration Government Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended May 31
INSTITUTIONAL CLASS		2012	2011	2010[1]	2010	2009	2008
Net asset value, beginning of period	$10.36	$10.37	$10.48	$10.43	$10.32	$10.02	$9.86
Net investment income	0.05	0.15	0.21	0.06	0.31 [2]	0.41	0.44
Net realized and unrealized gains (losses) on investments	0.01	0.09	0.06	0.07	0.13	0.33	0.18

Total from investment operations	0.06	0.24	0.27	0.13	0.44	0.74	0.62
Distributions to shareholders from
Net investment income	(0.12)	(0.25)	(0.29)	(0.08)	(0.33)	(0.44)	(0.46)
Net realized gains	0.00	0.00	(0.09)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.12)	(0.25)	(0.38)	(0.08)	(0.33)	(0.44)	(0.46)
Net asset value, end of period	$10.30	$10.36	$10.37	$10.48	$10.43	$10.32	$10.02
Total return[3]	0.55%	2.28%	2.59%	1.24%	4.30%	7.61%	6.40%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.53%	0.54%	0.53%	0.55%	0.59%	0.67%
Net expenses	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	1.08%	1.39%	1.97%	2.27%	2.98%	4.02%	4.42%
Supplemental data
Portfolio turnover rate	163%	399%	485%	135%	501%	277%	210%
Net assets, end of period (000s omitted)	$1,078,552	$1,157,125	$862,174	$572,274	$489,762	$248,124	$87,784

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Short Duration Government Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy

22	Wells Fargo Advantage Short Duration Government Bond Fund	Notes to financial statements (unaudited)

by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31, 2012, the Fund had post-enactment capital loss carryforwards (losses incurred in taxable years which began after December 22, 2010) which consist of $4,381,659 in short-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized.

Notes to financial statements (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	23

Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Agency securities	$0	$795,061,577	$0	$795,061,577

Asset-backed securities	0	198,477,671	0	198,477,671

Non-agency mortgage backed securities	0	59,940,774	0	59,940,774

U.S. Treasury securities	494,511,828	0	0	494,511,828

Yankee corporate bonds and notes	0	47,358,778	0	47,358,778

Short-term investments
Investment companies	8,765,542	5,113,000	0	13,878,542
	$503,277,370	$1,105,951,800	$0	$1,609,229,170

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended February 28, 2013, the Fund did not have any transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. Prior to January 1, 2013, the annual advisory started at 0.40% and declined to 0.30% as the average daily net assets of the Fund increased. For the six months ended February 28, 2013, the advisory fee was equivalent to an annual rate of 0.36% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

24	Wells Fargo Advantage Short Duration Government Bond Fund	Notes to financial statements (unaudited)

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.78% for Class A shares, 1.53% for Class B shares, 1.53% for Class C shares, 0.37% for Class R6 shares, 0.60% for Administrator Class shares, and 0.42% for Institutional Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended February 28, 2013, Wells Fargo Funds Distributor, LLC received $2,439 from the sale of Class A shares and $15 and $1,287 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2013 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$2,449,876,671	$254,804,067	$2,478,361,311	$198,320,988

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended February 28, 2013, the Fund paid $1,092 in commitment fees.

For the six months ended February 28, 2013, there were no borrowings by the Fund under the agreement.

Notes to financial statements (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	25

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

26	Wells Fargo Advantage Short Duration Government Bond Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 135 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

28	Wells Fargo Advantage Short Duration Government Bond Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 74 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 74 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available,without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Short Duration Government Bond Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

215349 04-13 SA220/SAR220 2-13

Wells Fargo Advantage

Short-Term Bond Fund

Semi-Annual Report

February 28, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 28, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $225 billion in assets under management, as of February 28, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Short-Term Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Fixed-income performance was best among lower-rated corporate bonds and commercial mortgage-backed securities, as continued monetary accommodation from the U.S. Federal Reserve strengthened the demand for securities with higher yields.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Short-Term Bond Fund, which covers the six-month period that ended February 28, 2013. During the period, fixed-income performance was best among lower-rated corporate bonds and commercial mortgage-backed securities (CMBS), as continued monetary accommodation from the U.S. Federal Reserve (Fed) strengthened the demand for securities with higher yields. However, the longest-maturity segments of the fixed-income market generally underperformed the mid-maturity and short-maturity segments because longer-maturity U.S. Treasury yields shifted higher, most notably in January 2013, thereby influencing a decline in the prices of longer-maturity fixed-income securities.

Credit sectors rallied for much of the second half of 2012, outperforming U.S. Treasuries.

As policymaking in Europe during the summer months of 2012 began to reassure global credit markets that the euro would likely survive and that all appropriate measures would be taken to bolster European debt markets, lower-rated securities in the U.S. once again rallied in price, significantly outpacing the returns from U.S. Treasuries. Corporate bonds and CMBS were once again the best-performing sectors of the core fixed income markets from August 2012 through the end of the year, as they had been before the European credit crisis escalated in the spring.

In December 2012, the Fed reaffirmed its commitment to highly accommodative monetary policy, citing its dual mandate of fostering maximum employment and price stability. For the first time since the financial crisis began in 2008, the Fed formally announced specific target ranges that could trigger a change to its highly accommodative monetary policy, most notably that exceptionally low interest rates would be appropriate at least as long as the unemployment rate remained above 6.5% and inflation expectations were no more than half a percentage point above its 2.0% inflation target. These thresholds were the first official measures of when and how a change to monetary policy may take effect.

U.S. Treasury yields shift significantly higher in January 2013.

With growing confidence in the U.S. economy and improving stability in the European credit markets, longer-maturity U.S. Treasury yields began to shift significantly higher in January 2013. The yield on the 10-year U.S. Treasury note ratcheted higher to 2.00% in January 2013, after finishing 2012 at 1.75% and reaching a modern-era record low of 1.41% in late July 2012. The 30-year U.S. Treasury bond finished the period at a yield of 3.09%, up from 2.58% at the start of the period. Thus, during the period, longer-maturity securities felt the pressure of yields shifting higher, which eroded some of their pricing. The best-performing sections of the yield curve were generally in the five- to 10-year range, which benefited from relatively adequate yields while remaining mostly insulated from the price erosion in maturities of 10 years and longer.

Despite this persistent trend toward higher yields during the final three months of the period, which chipped away at some security prices, several areas of the taxable fixed income markets continued to generate relatively compelling returns, considering the extraordinarily low level of interest rates. Spreads in the corporate bond sector continued to tighten while U.S. Treasury yields shifted higher, thus providing some protection against price erosion. CMBS spreads also tightened during the period resulting in some of the strongest six-month returns in the taxable investment-grade sectors. Within the Barclays U.S. Aggregate Bond Index1,

1.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	3

the CMBS sector returned 2.35% during the six-month period, the corporate sector returned 1.64%, and the U.S. Treasury sector returned (0.67)%. The lower-rated credit tiers continued to outperform each respectively higher credit tier during the period, despite the rising yield influence in the longest maturities.

Overall, the theme for the six-month period in the U.S. fixed income markets was relatively strong performance from the corporate and CMBS sectors, particularly in the lower-rated credit tiers, with a protracted decline in prices of U.S. Treasuries. On the whole, most credit-related sectors generated relatively generous returns during the six-month period considering the extraordinarily low level of interest rates. However, the trend from previous periods of strong performance from longer-maturity securities began to unwind in January and February 2013. During this period, credit risks were rewarded better than interest rate risks, meaning that higher-yield compensation from lower-rated securities performed better than higher-yield compensation from longer-maturity securities, which experienced price pressures. Investment strategies that focused on mid- to lower-rated credit tiers and mid-maturity securities generally saw the strongest returns during the period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 110 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Most credit-related sectors generated relatively generous returns during the six-month period considering the extraordinarily low level of interest rates.

Notice to shareholders

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the following modifications to certain Class A sales load waiver privileges, with each change becoming effective on July 1, 2013:

■	Annuity payments received under an annuity option or from death proceeds will no longer qualify for net asset value (NAV) repurchase privileges.

■	The ability to reinvest redemption proceeds at NAV will be reduced from 120 days to 90 days.

■	NAV purchase privileges for certain types of “grandfathered” shareholders will be modified to remove the ability to purchase Class A shares at NAV, unless those shares are held directly with the Fund.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Short-Term Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income consistent with capital preservation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Christopher Y. Kauffman, CFA

Jay N. Mueller, CFA

Noah Wise, CFA

Average annual total returns1 (%) as of February 28, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SSTVX)	8-31-1999	0.07	2.77	3.13	2.12	3.19	3.33	0.86	0.81
Class C (WFSHX)	3-31-2008	0.36	2.39	2.61	1.36	2.39	2.61	1.61	1.56
Institutional Class (SSHIX)	8-31-1999	–	–	–	2.44	3.50	3.74	0.53	0.49
Investor Class (SSTBX)	8-31-1987	–	–	–	2.21	3.15	3.35	0.89	0.82
Barclays 1-3 Year U.S. Government/Credit Bond Index[4]	–	–	–	–	1.06	2.38	3.07	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, high-yield securities risk, and mortgage and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	5

Ten largest long-term holdings[5] (%) as of February 28, 2013
Nordea Eiendomskreditt, 1.88%, 4-7-2015	1.13
U.S. Treasury Note, 0.88%, 1-31-2018	1.09
Energy Transfer Partners LP, 5.95%, 2-1-2015	0.97
Portland Taxable Pension, 0.14%, 6-1-2019	0.82
FNMA, 3.25%, 4-1-2015	0.80
GNMA, 1.83%, 3-16-2039	0.77
FNMA, 3.00%, 4-1-2022	0.75
CNH Equipment Trust Service 2013-A Class A2, 0.44%, 7-15-2016	0.74
TCM Sub LLC, 3.55%, 1-15-2015	0.71
Canadian Imperial Bank, 0.90%, 9-19-2014	0.70

Portfolio allocation[6] as of February 28, 2013

1.	Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for the Class A shares through June 19, 2008, includes Advisor Class expenses. Historical performance shown for the Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to include the higher expenses applicable to Class C shares.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through December 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.80% for Class A, 1.55% for Class C, 0.48% for Institutional Class, and 0.81% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays 1-3 Year U.S. Government/Credit Bond Index is the 1-3 year component of the Barclays Government/Credit Bond Index which includes securities in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

5.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Portfolio allocation is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Short-Term Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2012 to February 28, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2012	Ending account value 2-28-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,007.86	$3.98	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01	0.80%
Class C
Actual	$1,000.00	$1,004.12	$7.70	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.11	$7.75	1.55%
Institutional Class
Actual	$1,000.00	$1,009.44	$2.39	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.41	0.48%
Investor Class
Actual	$1,000.00	$1,008.88	$4.08	0.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.73	$4.11	0.82%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 11.10%
FHLMC ±	2.38%	4-1-2032	$76,685	$80,680
FHLMC ±	2.50	7-1-2029	7,995	8,466
FHLMC	3.00	2-15-2024	2,512,057	2,574,378
FHLMC ±	3.03	9-1-2031	7,739	7,870
FHLMC ±	3.75	5-1-2026	179,736	190,594
FHLMC	4.50	7-15-2022	1,034,073	1,066,487
FHLMC	5.00	10-15-2032	1,503,380	1,567,889
FHLMC	6.00	10-1-2021	901,445	990,725
FHLMC	7.00	11-17-2013	1,021	1,020
FHLMC	8.50	9-1-2017	159,979	175,311
FHLMC	9.00	8-1-2018	134,806	150,391
FHLMC	9.00	6-1-2019	178,954	200,110
FHLMC	9.00	10-1-2019	319,802	369,490
FHLMC	9.50	12-1-2022	264,990	302,411
FHLMC	10.50	1-1-2016	2,799	3,073
FHLMC	10.50	11-1-2017	1,194	1,375
FHLMC	10.50	8-1-2018	104,001	120,693
FHLMC	10.50	2-1-2019	1,493	1,764
FHLMC	10.50	4-1-2019	582	677
FHLMC	10.50	5-1-2019	650	775
FHLMC	10.50	6-1-2019	6,205	7,282
FHLMC	10.50	7-1-2019	1,313	1,578
FHLMC Series 2301 Class MO	6.00	10-15-2013	465,790	468,902
FHLMC Series 2958 Class QD	4.50	4-15-2020	3,447,603	3,677,317
FHLMC Series T-57 Class 2A1 ±	3.34	7-25-2043	31,640	32,834
FHLMC Series T-59 Class 2A1 ±	2.91	10-25-2043	1,287,528	1,330,115
FHLMC Structured Pass-Through Securities Series T-42 Class A6	9.50	2-25-2042	615,830	753,783
FNMA 144A	2.18	5-25-2050	2,757,625	2,803,752
FNMA ±	2.37	11-1-2031	82,109	87,409
FNMA	3.00	4-1-2022	4,152,412	4,395,068
FNMA	3.25	4-1-2015	4,491,398	4,721,501
FNMA	3.34	4-1-2016	991,942	1,056,770
FNMA	3.69	6-1-2017	3,435,262	3,781,021
FNMA	4.00	5-25-2019	897,192	956,238
FNMA	4.00	12-15-2024	1,375,674	1,459,063
FNMA	4.00	8-25-2037	3,068,230	3,235,989
FNMA	4.44	9-1-2015	1,753,075	1,913,216
FNMA	4.88	1-1-2014	3,380,987	3,469,355
FNMA	5.00	1-15-2022	3,500,000	3,816,610
FNMA	5.09	2-1-2016	894,622	974,383
FNMA	6.00	4-1-2021	2,023,954	2,198,640
FNMA	6.00	3-1-2033	1,273,448	1,427,626
FNMA	6.50	8-1-2031	720,040	815,429
FNMA	8.00	4-1-2017	226,041	247,925
FNMA	8.00	9-1-2019	154,709	170,499
FNMA	8.00	9-1-2023	16,310	18,254
FNMA	8.33	7-15-2020	53,200	61,297
FNMA	8.50	7-1-2018	100,020	110,495
FNMA	8.50	2-1-2023	115,034	127,320
FNMA	9.00	2-15-2020	2,001	2,355

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	9.00%	11-1-2024	$177,660	$212,626
FNMA	11.00	10-15-2020	116,752	124,136
FNMA	12.00	3-1-2017	14,250	14,596
FNMA Grantor Trust Series 2002-T1 Class A4	9.50	11-25-2031	111,248	133,206
FNMA Grantor Trust Series 2002-T12 Class A4	9.50	5-25-2042	962,267	1,229,534
FNMA Series 1989-29 Class Z	10.00	6-25-2019	171,555	194,661
FNMA Series 1989-63 Class Z	9.40	10-25-2019	100,095	111,214
FNMA Series 2004-90 Class XY	4.00	9-25-2034	2,086,571	2,240,554
FNMA Series G95-2 Class IO ±(c)	10.00	5-25-2020	237,327	40,616
FNMA Whole Loan Series 2003-W06 Class PT4 ±	9.18	10-25-2042	145,850	169,394
FNMA Whole Loan Series 2003-W11 Class A1 ±	3.26	6-25-2033	31,546	31,407
FNMA Whole Loan Series 2003-W6 Class 6A ±	3.06	8-25-2042	1,611,260	1,716,286
FNMA Whole Loan Series 2004-W6 Class 1A4	5.50	7-25-2034	1,990,644	2,035,208
GNMA	1.83	3-16-2039	4,394,888	4,514,073
GNMA	7.00	5-15-2013	19	19
GNMA	8.00	12-15-2023	58,979	70,194
GNMA	9.00	11-15-2017	86,468	92,438
GNMA	9.00	11-15-2024	42,247	46,189
GNMA	10.00	2-20-2018	10,972	12,644
GNMA	12.50	4-15-2019	187,826	197,598
SBA (c)(a)(i)	3.68	10-6-2015	70,106	1,950

Total Agency Securities (Cost $64,249,153)				65,124,748

Asset-Backed Securities: 8.00%
Ally Auto Receivables Trust Series 2012-2 Class A2	0.56	10-15-2014	1,643,116	1,644,210
Ally Auto Receivables Trust Series 2012-3 Class A2	0.70	1-15-2015	2,766,475	2,770,622
ASG Resecuritization Trust Series 2009-4 Class A60 144A	6.00	6-28-2037	1,183,291	1,238,098
Citigroup Commercial Mortgage Trust Series 2004-C1 Class A4 ±	5.36	4-15-2040	3,300,000	3,438,151
CNH Equipment Trust Service 2013-A Class A2	0.44	7-15-2016	4,365,000	4,365,751
DBRR Trust Series 2012-EZ1 Class A 144A	0.95	9-25-2045	1,653,139	1,658,410
Ford Credit Auto Lease Trust Series 2011-B Class A2	0.82	1-15-2014	1,884,782	1,886,420
Ford Credit Auto Lease Trust Series 2012-A Class A2	0.63	4-15-2014	2,272,067	2,273,853
Ford Credit Auto Owner Trust Series 201- D Class A2	0.40	9-15-2015	2,185,000	2,185,138
Ford Credit Auto Owner Trust Series 2012-B Class A2	0.57	1-15-2015	1,652,874	1,654,187
Ford Credit Auto Owner Trust Series 2013-A Class A2	0.38	11-15-2015	2,000,000	1,999,839
Home Equity Asset Trust Series 2003-6 Class M1 ±	1.70	2-25-2034	1,889,676	1,750,823
Honda Auto Receivables Owner Trust Series 2012-1 Class A2	0.57	8-15-2014	2,362,928	2,364,998
Honda Auto Receivables Owner Trust Series 2012-2 Class A2	0.56	11-17-2014	2,188,197	2,190,654
Hyundai Auto Lease Securitization Trust Series 2012-A Class A2 144A	0.68	1-15-2015	2,478,445	2,481,746
Hyundai Auto Lease Securitization Trust Series 2013-A Class A2 144A%%	0.73	9-15-2015	3,120,000	3,119,904
Hyundai Auto Receivables Trust Hart Series 2012-B Class A2	0.54	1-15-2015	500,000	500,558
Hyundai Auto Receivables Trust Hart Series 2013-A Class A2	0.40	12-15-2015	2,205,000	2,205,000
John Deere Owner Trust Series 2012-A Class A2	0.59	6-16-2014	1,782,236	1,783,277
Mercedes-Benz Auto Lease Trust Series 2011-B Class A2 144A	0.90	1-15-2014	759,417	759,773
Newcastle Investment Trust Series 2011-MH1 Class A 144A	2.45	12-10-2033	1,033,576	1,057,263
Porsche Innovative Lease Owner Pilot Trust Series 2011-1 Class A2 144A	0.92	2-20-2014	353,835	354,028
Porsche Innovative Lease Owner Pilot Trust Series 2012-1 Class A2 144A	0.44	2-23-2015	3,000,000	3,001,185
Residential Asset Securities Corporation Series 2001-KS1 Class AII ±	0.67	3-25-2032	13,999	13,875
Volkswagen Auto Lease Trust Series 2011-A Class A2	1.00	2-20-2014	272,335	272,488

Total Asset-Backed Securities (Cost $47,024,432)				46,970,251

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 47.18%

Consumer Discretionary: 6.15%

Automobiles: 0.52%
Daimler Finance LLC 144A	1.25%	1-11-2016	$1,490,000	$1,493,493
Daimler Finance LLC 144A	2.40	4-10-2017	1,500,000	1,549,875

				3,043,368

Diversified Consumer Services: 0.14%
Life Technologies Corporation	3.38	3-1-2013	830,000	830,000

Hotels, Restaurants & Leisure: 1.11%
Hyatt Hotels Corporation 144A	5.75	8-15-2015	3,000,000	3,275,244
Yum Brands Incorporation	4.25	9-15-2015	3,000,000	3,232,752

				6,507,996

Leisure Equipment & Products: 0.49%
Hasbro Incorporated	6.13	5-15-2014	2,725,000	2,890,764

Media: 2.78%
DIRECTV Holdings Company	1.75	1-15-2018	2,500,000	2,459,855
Interpublic Group of Companies Incorporated	6.25	11-15-2014	2,860,000	3,085,225
News America Incorporated	5.30	12-15-2014	3,120,000	3,372,046
TCM Sub LLC 144A	3.55	1-15-2015	4,000,000	4,165,592
Time Warner Cable Incorporated	8.25	2-14-2014	3,000,000	3,208,698

				16,291,416

Multiline Retail: 0.59%
Macys Retail Holding Incorporated	7.88	7-15-2015	3,000,000	3,477,117

Specialty Retail: 0.52%
Best Buy Company Incorporated	7.25	7-15-2013	3,035,000	3,072,938

Consumer Staples: 3.77%

Beverages: 0.52%
Miller Brewing Corporation 144A	5.50	8-15-2013	3,000,000	3,066,567

Food & Staples Retailing: 0.54%
Safeway Incorporated	5.63	8-15-2014	3,000,000	3,182,016

Food Products: 0.87%
Cadbury Schweppes Company 144A	5.13	10-1-2013	3,000,000	3,068,700
Conagra Foods Incorporated	1.30	1-25-2016	2,000,000	2,013,274

				5,081,974

Household Products: 0.57%
Newell Rubbermaid Incorporated	2.00	6-15-2015	3,290,000	3,349,835

Tobacco: 1.27%
Altria Group Incorporated	7.75	2-6-2014	2,000,000	2,129,214
Lorillard Tobacco Company	2.30	8-21-2017	2,500,000	2,531,955

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Tobacco (continued)
Reynolds American Incorporated	1.05%	10-30-2015	$1,950,000	$1,948,062
Reynolds American Incorporated	7.30	7-15-2015	730,000	834,486

				7,443,717

Energy: 4.02%

Oil, Gas & Consumable Fuels: 4.02%
El Paso Pipeline Partners Operating LLC	4.10	11-15-2015	3,000,000	3,226,794
Energy Transfer Partners LP	5.95	2-1-2015	5,205,000	5,669,541
Petrohawk Energy Corporation	7.88	6-1-2015	3,000,000	3,115,965
Pioneer Natural Resources Company	5.88	7-15-2016	2,940,000	3,324,237
Valero Energy Corporation	4.75	4-1-2014	2,820,000	2,936,875
Weatherford Bermuda Company	5.50	2-15-2016	2,000,000	2,194,590
Williams Partners LP	3.80	2-15-2015	3,000,000	3,165,039

				23,633,041

Financials: 13.02%

Capital Markets: 1.03%
Goldman Sachs Group Incorporated	3.63	2-7-2016	3,000,000	3,189,912
Janus Capital Group Incorporated	6.70	6-15-2017	2,500,000	2,863,320

				6,053,232

Commercial Banks: 1.22%
Australia and New Zealand Banking Group Limited 144A	2.40	11-23-2016	3,000,000	3,156,525
Inter-American Development Bank ±	0.74	5-20-2014	4,000,000	4,026,780

				7,183,305

Consumer Finance: 1.77%
Discover Financial Services Company	6.45	6-12-2017	3,000,000	3,523,560
Ford Motor Credit Company LLC	3.88	1-15-2015	3,000,000	3,122,475
Harley-Davidson Funding Corporation 144A	5.75	12-15-2014	2,000,000	2,168,506
SLM Corporation	3.88	9-10-2015	1,500,000	1,547,024

				10,361,565

Diversified Financial Services: 4.93%
Bank of America Corporation	7.38	5-15-2014	3,000,000	3,227,652
Citigroup Incorporated	1.25	1-15-2016	2,500,000	2,493,273
ERAC USA Finance Company 144A	2.25	1-10-2014	3,000,000	3,038,226
HSBC Finance Corporation	5.25	4-15-2015	3,000,000	3,242,793
JPMorgan Chase & Company	5.88	6-13-2016	2,500,000	2,856,885
Morgan Stanley	4.75	4-1-2014	3,000,000	3,103,353
Raymond James Financial Incorporated	4.25	4-15-2016	2,000,000	2,133,206
Santander Holdings USA	4.63	4-19-2016	2,000,000	2,143,898
Twins Ballpark LLC ±144A	0.95	10-1-2034	3,500,000	3,500,000
Woodside Finance Limited 144A	4.50	11-10-2014	3,000,000	3,157,896

				28,897,182

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Insurance: 1.82%
American International Group Incorporated	4.25%	5-15-2013	$3,000,000	$3,024,504
Genworth Life Institutional Funding Trust 144A	5.88	5-3-2013	2,035,000	2,050,631
Metropolitan Life Global Funding I 144A	5.13	4-10-2013	2,000,000	2,009,412
Prudential Financial Incorporated Series MTN	6.00	12-1-2017	3,000,000	3,575,961

				10,660,508

REITs: 2.25%
American Tower Corporation	4.50	1-15-2018	2,700,000	2,974,393
Digital Realty Trust LP	4.50	7-15-2015	3,000,000	3,194,406
Federal Realty Investment Trust	5.95	8-15-2014	1,000,000	1,071,433
Healthcare Realty Trust Incorporated	5.13	4-1-2014	2,000,000	2,080,342
WEA Finance LLC 144A	7.50	6-2-2014	3,630,000	3,916,196

				13,236,770

Health Care: 4.15%

Biotechnology: 0.52%
Biogen Idec Incorporated	6.88	3-1-2018	2,500,000	3,064,068

Health Care Equipment & Supplies: 0.66%
Boston Scientific Corporation	4.50	1-15-2015	1,500,000	1,590,300
Boston Scientific Corporation	5.50	11-15-2015	2,000,000	2,250,574

				3,840,874

Health Care Providers & Services: 1.30%
Coventry Health Care Incorporated	6.30	8-15-2014	3,000,000	3,220,308
Express Scripts Holding Company	2.10	2-12-2015	2,375,000	2,427,820
McKesson Corporation	0.95	12-4-2015	2,000,000	2,006,066

				7,654,194

Life Sciences Tools & Services: 1.10%
Life Technologies Corporation	4.40	3-1-2015	3,170,000	3,344,474
Thermo Fisher Scientific Incorporated	2.25	8-15-2016	3,000,000	3,099,177

				6,443,651

Pharmaceuticals: 0.57%
Mylan Incorporated 144A	7.63	7-15-2017	3,000,000	3,358,500

Industrials: 4.36%

Aerospace & Defense: 0.53%
BAE Systems Holdings Incorporated 144A	4.95	6-1-2014	3,000,000	3,134,535

Commercial Services & Supplies: 1.43%
Boardwalk Pipelines LLC	5.20	6-1-2018	2,179,000	2,415,387
Brambles USA Incorporated 144A	3.95	4-1-2015	2,000,000	2,091,726
Equifax Incorporated	4.45	12-1-2014	2,000,000	2,104,818
Penske Truck Leasing Company LP 144A	3.13	5-11-2015	1,740,000	1,802,849

				8,414,780

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Electrical Equipment: 0.82%
Roper Industries Incorporated	1.85%	11-15-2017	$890,000	$896,032
Roper Industries Incorporated	6.63	8-15-2013	3,800,000	3,898,067

				4,794,099

Machinery: 0.46%
SPX Corporation	7.63	12-15-2014	2,450,000	2,679,688

Road & Rail: 1.12%
JB Hunt Transportation Services Company	3.38	9-15-2015	3,700,000	3,849,143
Ryder System Incorporated	3.50	6-1-2017	2,535,000	2,715,543

				6,564,686

Information Technology: 3.67%

Communications Equipment: 0.60%
Motorola Incorporated	6.00	11-15-2017	3,000,000	3,508,773

Computers & Peripherals: 0.56%
Hewlett Packard Company	2.63	12-9-2014	3,225,000	3,299,810

IT Services: 0.47%
Western Union Company	2.38	12-10-2015	2,700,000	2,743,983

Office Electronics: 0.54%
Xerox Corporation	8.25	5-15-2014	2,940,000	3,185,434

Software: 1.50%
Autodesk Incorporated	1.95	12-15-2017	3,000,000	2,971,641
CA Incorporated	6.13	12-1-2014	3,000,000	3,240,537
Symantec Corporation	2.75	9-15-2015	1,000,000	1,036,244
Symantec Corporation	2.75	6-15-2017	1,500,000	1,548,155

				8,796,577

Materials : 0.52%

Metals & Mining: 0.52%
Arcelormittal Company	4.25	2-25-2015	1,000,000	1,032,529
Freeport-McMoRan Copper & Gold Incorporated 144A%%	2.38	3-15-2018	2,000,000	1,999,800

				3,032,329

Telecommunication Services: 2.48%

Diversified Telecommunication Services: 2.30%
AT&T Incorporated	0.90	2-12-2016	3,000,000	3,002,079
Crown Castle Towers LLC 144A	3.21	8-15-2035	2,650,000	2,769,491
Qwest Corporation ±	3.56	6-15-2013	2,500,000	2,507,363
SBA Tower Trust 144A	4.25	4-15-2040	2,000,000	2,122,168
Verizon New England Incorporated	4.75	10-1-2013	3,000,000	3,073,119

				13,474,220

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Wireless Telecommunication Services: 0.18%
Verizon Wireless Capital LLC	7.38%	11-15-2013	$1,000,000	$1,046,369

Utilities: 5.04%

Electric Utilities: 4.87%
Ameren Corporation	8.88	5-15-2014	3,738,000	4,054,657
FPL Group Capital Incorporation	2.60	9-1-2015	3,000,000	3,122,373
Great Plains Energy Incorporated	2.75	8-15-2013	1,000,000	1,007,482
Interstate Power & Light Company	3.30	6-15-2015	3,750,000	3,946,504
LG&E and KU Energy LLC	2.13	11-15-2015	2,635,000	2,699,555
Nextera Energy Capital Company	1.61	6-1-2014	1,000,000	1,010,123
Niagara Mohawk Power Corporation 144A	3.55	10-1-2014	3,667,000	3,819,225
PECO Energy Company	5.00	10-1-2014	2,000,000	2,134,944
Progress Energy Incorporated	5.63	1-15-2016	3,000,000	3,378,915
Virginia Electric & Power Company	5.25	12-15-2015	3,000,000	3,367,041

				28,540,819

Multi-Utilities: 0.17%
CMS Energy Corporation	2.75	5-15-2014	1,000,000	1,016,893

Total Corporate Bonds and Notes (Cost $272,390,612)				276,857,593

Municipal Obligations: 6.60%

Alabama: 0.27%
Courtland AL Industrial Development Board International Paper Company Project Series A (IDR)	5.00	11-1-2013	1,570,000	1,615,153

California: 1.61%
California PCFA Waste Management Services Incorporated Series A1 (Resource Recovery Revenue) ±	1.88	4-1-2025	2,000,000	2,036,260
California Public Works Board Lease Series E (Health Revenue)	3.68	12-1-2015	2,960,000	3,038,026
Irvine Ranch CA Water District (Water & Sewer Revenue)	2.39	3-15-2014	2,365,000	2,370,794
University of California Build America Bonds (Education Revenue) ±	1.99	5-15-2050	2,000,000	2,005,200

				9,450,280

Florida: 0.53%
Miami-Dade County FL IDA Waste Management Incorporated Florida Project (Resource Recovery Revenue) ±	2.63	8-1-2023	1,200,000	1,227,168
Miami-Dade County FL School Board COP (Lease Revenue, National/FGIC Insured)	5.00	5-1-2013	1,870,000	1,885,596

				3,112,764

Georgia: 0.55%
Georgia Municipal Gas Authority Taxable Gas Portfolio III Series F (Energy Revenue, GO of Authority Insured)	4.77	8-1-2015	3,000,000	3,242,220

Louisiana: 0.51%
Louisiana State Gas & Fuels Tax Build America Bonds Series A-4 (Tax Revenue) ±	2.70	5-1-2043	3,000,000	3,006,810

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan: 0.93%
Michigan State Strategic Fund Limited (Resource Recovery Revenue) ±	4.25%	8-1-2031	$1,885,000	$1,944,227
Wayne County MI (Tax Revenue)	3.00	3-15-2013	3,500,000	3,502,800

				5,447,027

New Jersey: 0.51%
Atlantic City NJ Tax Appeal (Tax Revenue, AGM Insured)	2.13	12-15-2013	3,000,000	3,006,990

New York: 0.02%
Onondaga County NY Property Tax Receivables (Lease Revenue)	3.50	4-1-2013	105,000	105,117

Ohio: 0.51%
Columbus Franklin County OH Finance Authority R&D (IDR)	3.45	2-15-2015	2,885,000	2,982,657

Oregon: 0.82%
Portland OR Taxable Pension (GO) ±(a)	0.14	6-1-2019	5,000,000	4,800,000

Wisconsin: 0.34%
Menomonee Falls WI (Tax Revenue)	4.25	11-1-2014	2,000,000	2,013,580

Total Municipal Obligations (Cost $38,388,159)				38,782,598

Non-Agency Mortgage Backed Securities: 8.95%
Bank of America Commercial Mortgage Incorporated Series 2004-1 Class A4	4.76	11-10-2039	1,997,287	2,047,451
Bank of America Mortgage Securities Series 2002-K Class 3A1 ±	2.75	10-20-2032	24,154	24,765
Bear Stearns Commercial Mortgage Securities Incorporated Series 2004-T14 Class A4 ±	5.20	1-12-2041	1,229,874	1,268,786
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR 9 Class A4A	4.87	9-11-2042	2,827,000	3,066,614
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR-7 Class A3 ±	5.12	2-11-2041	2,055,000	2,200,837
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-T18 Class A4 ±	4.93	2-13-2042	2,592,749	2,777,477
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-T20 ±	5.15	10-12-2042	1,100,000	1,208,644
Citigroup Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 ±	5.22	7-15-2044	2,500,000	2,743,933
CNH Equipment Trust Series 2011-C Class A2	0.90	4-15-2015	637,796	638,826
Commercial Mortgage Pass-Through Trust Series 2005-C6 Class A5A ±	5.12	6-10-2044	2,794,000	3,043,392
Commercial Mortgage Pass-Through Trust Series 2010-C1 Class A1 144A	3.16	7-10-2046	2,794,463	2,937,090
Commercial Mortgage Pass-Through Trust Series 2012-CR2 Class A1	0.82	8-15-2045	2,282,191	2,287,221
ContiMortgage Home Equity Trust Series 1996-2 ±(c)(i)	0.00	7-15-2027	1,190,183	3,606
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	1.95	6-19-2031	352,848	356,458
Countrywide Home Loans Mortgage Pass-Through Trust Series 2004-20 Class 3A1 ±	2.25	9-25-2034	105,023	82,492
Credit Suisse First Boston Mortgage Securities Corporation Series 2006-C1 Class AAB ±	5.40	2-15-2039	1,425,455	1,478,911
Drexel Burnham Lambert CMO Trust Series T Class 4	8.45	9-20-2019	158,791	159,420
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	1.33	9-25-2033	751,258	750,777
GE Capital Commercial Mortgage Corporation Series 2004-C2 Class A4	4.89	3-10-2040	2,955,000	3,046,850
Golden National Mortgage Asset-Backed Certificates Series 1998-GN1 Class M2(i)	8.02	2-25-2027	61,118	61,152

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
GSMPS Mortgage Loan Trust Series 1998-1 Class A ±144A	8.00%	9-19-2027	$454,424	$470,253
GSMPS Mortgage Loan Trust Series 2006-RP2 Class 1AF1 ±144A	0.60	4-25-2036	1,446,540	1,211,857
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C6 Class A6 ±	5.02	8-15-2029	400,000	417,007
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C1 Class A4	4.74	2-15-2030	3,062,000	3,243,819
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C5 Class 4	4.95	9-15-2030	3,530,000	3,819,185
Master Mortgages Trust Series 2002-3 Class 4A1 ±	2.50	10-25-2032	17,045	17,288
Merrill Lynch Mortgage Trust Series 2004-KEY 2 Class A4 ±	4.86	8-12-2039	1,190,000	1,253,972
Morgan Stanley Capital I Series 2005-IQ10 Class A4A ±	5.23	9-15-2042	3,280,000	3,553,017
Morgan Stanley Capital I Series 2005-T19 Class A4A	4.89	6-12-2047	2,555,000	2,768,179
Morgan Stanley Dean Witter Capital I Series 2005-IQ9 Class A5	4.70	7-15-2056	1,000,000	1,060,634
National Credit Union Administration Board Guaranteed Notes Series 2010-C1 Class APT	2.65	10-29-2020	2,575,649	2,729,863
Nomura Asset Acceptance Corporation Series 2005-AR1 Class 1A1 ±	2.83	2-25-2035	1,475,360	1,458,618
Salomon Brothers Mortgage Securities VI Series 1987-3 Class A ¤	0.00	10-23-2017	1,885	1,868
Structured Mortgage Asset Residential Trust Series 1992-5B Class BO ¤(i)	0.00	6-25-2023	8,828	8,110
Terwin Mortgage Trust Series 2004-21HE Class 1A1 ±	1.16	12-25-2034	35,448	33,591
Wilshire Funding Corporation Series 1996-3 Class M2 ±	5.77	8-25-2032	122,817	120,353
Wilshire Funding Corporation Series 1996-3 Class M3 ±	5.77	8-25-2032	124,838	119,571
Wilshire Funding Corporation Series 1998-2 Class M1 ±	2.00	12-28-2037	45,257	41,361

Total Non-Agency Mortgage Backed Securities (Cost $52,991,748)				52,513,248

	Dividend yield		Shares
Preferred Stocks: 0.28%

Financials: 0.28%

Commercial Banks: 0.28%
Huntington Bancshares ±	3.83		80,000	1,647,504

Total Preferred Stocks (Cost $1,958,484)				1,647,504

	Interest rate		Principal

U.S. Treasury Securities: 1.64%
U.S. Treasury Note	0.25	7-15-2015	$2,580,000	2,577,580
U.S. Treasury Note	0.88	1-31-2018	6,370,000	6,408,819
U.S. Treasury Note	1.88	2-28-2014	665,000	676,196

Total U.S. Treasury Securities (Cost $9,612,111)				9,662,595

Yankee Corporate Bonds and Notes: 13.15%

Consumer Discretionary: 1.67%

Auto Components: 0.35%
Autoliv Incorporated	3.85	4-30-2014	2,000,000	2,029,590

Diversified Consumer Services: 0.55%
Anglo American Capital Company 144A	9.38	4-8-2014	3,000,000	3,255,210

Media: 0.43%
Pearson Finance Two plc 144A	5.50	5-6-2013	2,500,000	2,518,825

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Multiline Retail: 0.34%
Wesfarmers Limited 144A	7.00%	4-10-2013	$2,000,000	$2,010,638

Energy: 1.06%

Oil, Gas & Consumable Fuels: 1.06%
Husky Energy Incorporated	5.90	6-15-2014	3,000,000	3,191,367
Petrobras International Finance Company	2.88	2-6-2015	3,000,000	3,055,077

				6,246,444

Financials: 8.60%

Capital Markets: 0.36%
Macquarie Group Limited 144A	7.30	8-1-2014	2,005,000	2,149,540

Commercial Banks: 7.70%
ABN Amro Bank NV 144A	3.00	1-31-2014	2,630,000	2,675,036
Bank of Montreal 144A	1.30	10-31-2014	2,500,000	2,536,000
Bank of Nova Scotia 144A	1.65	10-29-2015	3,430,000	3,525,011
Canadian Imperial Bank 144A «	0.90	9-19-2014	4,100,000	4,132,390
Canadian Imperial Bank 144A	2.75	1-27-2016	3,000,000	3,180,177
Commonwealth Bank of Australia ±	0.75	7-23-2014	4,000,000	4,013,332
Corporacion Andina De Fomento	3.75	1-15-2016	3,385,000	3,585,930
Intesa Sanpaolo SPA	3.13	1-15-2016	2,470,000	2,437,248
KFW Bankengruppe ±	0.28	11-28-2014	3,000,000	2,998,959
Nordea Eiendomskreditt 144A	1.88	4-7-2015	6,500,000	6,605,300
Standard Chartered Bank 144A	6.40	9-26-2017	2,000,000	2,329,420
Swedbank Hypotek 144A	2.13	8-31-2016	3,000,000	3,122,910
Toronto Dominion Bank 144A «	0.88	9-12-2014	4,000,000	4,029,600

				45,171,313

Diversified Financial Services: 0.54%
WPP Finance	8.00	9-15-2014	2,885,000	3,177,464

Industrials: 0.26%

Machinery: 0.26%
Pentair Finance SA 144A	1.35	12-1-2015	1,500,000	1,502,486

Materials: 0.22%

Metals & Mining: 0.22%
Arcelormittal Company	5.38	6-1-2013	1,250,000	1,261,265

Telecommunication Services: 1.34%

Diversified Telecommunication Services: 0.99%
Telefonos de Mexico SA	5.50	1-27-2015	2,510,000	2,707,294
Vivendi SA 144A	3.45	1-12-2018	3,000,000	3,115,623

				5,822,917

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Wireless Telecommunication Services: 0.35%
Telefonica Moviles Chile SA 144A	2.88%	11-9-2015	$2,000,000	$2,030,283

Total Yankee Corporate Bonds and Notes (Cost $75,923,389)				77,175,975

	Yield		Shares

Short-Term Investments: 5.43%

Investment Companies: 5.40%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.13		25,390,925	25,390,925
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.18		6,268,308	6,268,308

				31,659,233

			Principal
U.S. Treasury Securities: 0.03%
U.S Treasury Bill #(z)	0.07	3-21-2013	$200,000	199,993

Total Short-Term Investments (Cost $31,859,226)				31,859,226

Total investments in securities
(Cost $594,397,314)*	102.33%	600,593,738
Other assets and liabilities, net	(2.33)	(13,700,531)

Total net assets	100.00%	$586,893,207

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

%%	Security issued on a when-issued basis.

¤	Security issued in zero coupon form with no periodic interest payments.

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

*	Cost for federal income tax purposes is $594,555,266 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$8,229,799
Gross unrealized depreciation	(2,191,327)

Net unrealized appreciation	$6,038,472

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Short-Term Bond Fund	Statement of assets and liabilities—February 28, 2013 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$568,934,505
In affiliated securities, at value (see cost below)	31,659,233

Total investments, at value (see cost below)	600,593,738
Receivable for investments sold	5,378,064
Principal paydown receivable	32,574
Receivable for Fund shares sold	474,237
Receivable for interest	4,082,256
Receivable for securities lending income	281
Prepaid expenses and other assets	44,239

Total assets	610,605,389

Liabilities
Dividends payable	178,835
Payable for investments purchased	14,732,157
Payable for Fund shares redeemed	2,190,535
Payable upon receipt of securities loaned	6,268,308
Payable for daily variation margin on open futures contracts	15,516
Advisory fee payable	126,263
Distribution fees payable	10,809
Due to other related parties	83,080
Accrued expenses and other liabilities	106,679

Total liabilities	23,712,182

Total net assets	$586,893,207

NET ASSETS CONSIST OF
Paid-in capital	$582,546,130
Undistributed net investment income	246,651
Accumulated net realized losses on investments	(1,962,872)
Net unrealized gains on investments	6,063,298

Total net assets	$586,893,207

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$66,453,033
Shares outstanding – Class A	7,534,116
Net asset value per share – Class A	$8.82
Maximum offering price per share – Class A2	$9.00
Net assets – Class C	$18,788,821
Shares outstanding – Class C	2,132,503
Net asset value per share – Class C	$8.81
Net assets – Institutional Class	$252,121,456
Shares outstanding – Institutional Class	28,570,954
Net asset value per share – Institutional Class	$8.82
Net assets – Investor Class	$249,529,897
Shares outstanding – Investor Class	28,304,269
Net asset value per share – Investor Class	$8.82

Investment in unaffiliated securities (including securities on loan), at cost	$562,738,081

Investments in affiliated securities, at cost	$31,659,233

Total investments, at cost	$594,397,314

Securities on loan, at value	$6,141,508

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 28, 2013 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	19

Investment income
Interest	$5,741,152
Income from affiliated securities	26,598
Securities lending income, net	10,827
Dividends	4,377

Total investment income	5,782,954

Expenses
Advisory fee	1,030,057
Administration fees
Fund level	134,947
Class A	53,197
Class C	14,715
Institutional Class	85,044
Investor Class	230,175
Shareholder servicing fees
Class A	83,120
Class C	22,992
Investor Class	302,861
Distribution fees
Class C	68,975
Custody and accounting fees	19,242
Professional fees	21,967
Registration fees	21,792
Shareholder report expenses	30,285
Trustees’ fees and expenses	5,205
Other fees and expenses	8,458

Total expenses	2,133,032
Less: Fee waivers and/or expense reimbursements	(217,424)

Net expenses	1,915,608

Net investment income	3,867,346

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	1,400,841
Futures transactions	(33,872)

Net realized gains on investments	1,366,969

Net change in unrealized gains (losses) on:
Unaffiliated securities	(267,299)
Futures transactions	(183,514)

Net change in unrealized gains (losses) on investments	(450,813)

Net realized and unrealized gains (losses) on investments	916,156

Net increase in net assets resulting from operations	$4,783,502

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Short-Term Bond Fund	Statement of changes in net assets

	Six months ended February 28, 2013 (unaudited)		Year ended August 31, 2012

Operations
Net investment income		$3,867,346		$11,526,569
Net realized gains (losses) on investments		1,366,969		(3,124,176)
Net change in unrealized gains (losses) on investments		(450,813)		6,556,467

Net increase in net assets resulting from operations		4,783,502		14,958,860

Distributions to shareholders from
Net investment income
Class A		(448,154)		(951,345)
Class C		(55,008)		(173,151)
Institutional Class		(1,756,392)		(6,357,943)
Investor Class		(1,602,633)		(4,041,947)

Total distributions to shareholders		(3,862,187)		(11,524,386)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	2,244,213	19,790,730	4,621,145	40,466,730
Class C	400,309	3,525,829	717,899	6,268,775
Institutional Class	12,440,218	109,744,246	8,806,581	77,078,705
Investor Class	3,060,922	26,981,968	4,487,261	39,169,799

		160,042,773		162,984,009

Reinvestment of distributions
Class A	44,432	391,891	98,269	859,850
Class C	5,590	49,245	16,963	148,155
Institutional Class	94,149	830,397	424,162	3,712,251
Investor Class	165,382	1,457,627	412,671	3,607,439

		2,729,160		8,327,695

Payment for shares redeemed
Class A	(2,617,533)	(23,078,087)	(3,312,311)	(28,973,568)
Class C	(376,380)	(3,315,302)	(861,195)	(7,524,014)
Institutional Class	(16,025,406)	(141,379,665)	(14,488,745)	(127,045,929)
Investor Class	(3,124,384)	(27,541,373)	(5,078,990)	(44,391,058)

		(195,314,427)		(207,934,569)

Net decrease in net assets resulting from capital share transactions		(32,542,494)		(36,622,865)

Total decrease in net assets		(31,621,179)		(33,188,391)

Net assets
Beginning of period		618,514,386		651,702,777

End of period		$586,893,207		$618,514,386

Undistributed net investment income		$246,651		$241,492

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Short-Term Bond Fund	21

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended May 31
CLASS A		2012	2011	2010[1]	2010	2009[2]	2008[2]
Net asset value, beginning of period	$8.81	$8.76	$8.73	$8.66	$8.23	$8.38	$8.49
Net investment income	0.06	0.14	0.16	0.05	0.23	0.32	0.40
Net realized and unrealized gains (losses) on investments	0.01	0.05	0.04	0.07	0.46	(0.15)	(0.11)

Total from investment operations	0.07	0.19	0.20	0.12	0.69	0.17	0.29
Distributions to shareholders from
Net investment income	(0.06)	(0.14)	(0.17)	(0.05)	(0.26)	(0.32)	(0.40)
Net asset value, end of period	$8.82	$8.81	$8.76	$8.73	$8.66	$8.23	$8.38
Total return[3]	0.79%	2.22%	2.33%	1.37%	8.43%	2.14%	3.50%
Ratios to average net assets (annualized)
Gross expenses	0.88%	0.90%	0.89%	0.89%	0.93%	0.95%	1.09%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.81%
Net investment income	1.35%	1.63%	1.84%	2.05%	2.64%	3.86%	4.69%
Supplemental data
Portfolio turnover rate	44%	44%	51%	11%	45%	50%	47%
Net assets, end of period (000s omitted)	$66,453	$69,247	$56,555	$47,121	$41,369	$16,456	$11,904

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	On June 20, 2008, Advisor Class was renamed Class A.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Short-Term Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended May 31
CLASS C		2012	2011	2010[1]	2010	2009	2008[2]
Net asset value, beginning of period	$8.80	$8.75	$8.73	$8.65	$8.22	$8.37	$8.45
Net investment income	0.03	0.08	0.10	0.03	0.16	0.26	0.05
Net realized and unrealized gains (losses) on investments	0.01	0.05	0.03	0.08	0.46	(0.15)	(0.08)

Total from investment operations	0.04	0.13	0.13	0.11	0.62	0.11	(0.03)
Distributions to shareholders from
Net investment income	(0.03)	(0.08)	(0.11)	(0.03)	(0.19)	(0.26)	(0.05)
Net asset value, end of period	$8.81	$8.80	$8.75	$8.73	$8.65	$8.22	$8.37
Total return[3]	0.41%	1.46%	1.45%	1.29%	7.61%	1.35%	(0.37)%
Ratios to average net assets (annualized)
Gross expenses	1.63%	1.65%	1.65%	1.65%	1.68%	1.67%	1.85%
Net expenses	1.55%	1.55%	1.55%	1.55%	1.55%	1.53%	1.58%
Net investment income	0.60%	0.89%	1.10%	1.28%	1.70%	2.72%	3.56%
Supplemental data
Portfolio turnover rate	44%	44%	51%	11%	45%	50%	47%
Net assets, end of period (000s omitted)	$18,789	$18,501	$19,510	$14,299	$11,050	$1,199	$10

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	For the period from March 31, 2008 (commencement of class operations) to May 31, 2008

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Short-Term Bond Fund	23

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended May 31
INSTITUTIONAL CLASS		2012	2011	2010[1]	2010	2009	2008
Net asset value, beginning of period	$8.81	$8.77	$8.74	$8.66	$8.24	$8.39	$8.49
Net investment income	0.07	0.17	0.19	0.06	0.25	0.35	0.43
Net realized and unrealized gains (losses) on investments	0.01	0.04	0.04	0.08	0.45	(0.15)	(0.10)

Total from investment operations	0.08	0.21	0.23	0.14	0.70	0.20	0.33
Distributions to shareholders from
Net investment income	(0.07)	(0.17)	(0.20)	(0.06)	(0.28)	(0.35)	(0.43)
Net asset value, end of period	$8.82	$8.81	$8.77	$8.74	$8.66	$8.24	$8.39
Total return[2]	0.94%	2.43%	2.66%	1.57%	8.65%	2.47%	3.97%
Ratios to average net assets (annualized)
Gross expenses	0.55%	0.57%	0.56%	0.56%	0.58%	0.59%	0.64%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	1.65%	1.95%	2.17%	2.38%	2.84%	4.22%	5.08%
Supplemental data
Portfolio turnover rate	44%	44%	51%	11%	45%	50%	47%
Net assets, end of period (000s omitted)	$252,121	$282,512	$327,124	$292,080	$285,559	$77,900	$87,101

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Short-Term Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended May 31
INVESTOR CLASS		2012	2011	2010[1]	2010	2009	2008
Net asset value, beginning of period	$8.80	$8.76	$8.73	$8.66	$8.23	$8.38	$8.48
Net investment income	0.06	0.14	0.16	0.05	0.23	0.32	0.40
Net realized and unrealized gains (losses) on investments	0.02	0.04	0.04	0.07	0.45	(0.15)	(0.10)

Total from investment operations	0.08	0.18	0.20	0.12	0.68	0.17	0.30
Distributions to shareholders from
Net investment income	(0.06)	(0.14)	(0.17)	(0.05)	(0.25)	(0.32)	(0.40)
Net asset value, end of period	$8.82	$8.80	$8.76	$8.73	$8.66	$8.23	$8.38
Total return[2]	0.89%	2.08%	2.30%	1.36%	8.38%	2.09%	3.57%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.93%	0.92%	0.94%	0.99%	0.99%	1.23%
Net expenses	0.82%	0.83%	0.83%	0.84%	0.85%	0.85%	0.87%
Net investment income	1.33%	1.61%	1.82%	2.02%	2.73%	3.87%	4.70%
Supplemental data
Portfolio turnover rate	44%	44%	51%	11%	45%	50%	47%
Net assets, end of period (000s omitted)	$249,530	$248,254	$248,514	$266,746	$267,625	$250,572	$268,790

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	25

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Short-Term Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

26	Wells Fargo Advantage Short-Term Bond Fund	Notes to financial statements (unaudited)

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

Notes to financial statements (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	27

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31, 2012, the Fund had $3,123,253 of current year deferred post-October capital losses, which will be recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

28	Wells Fargo Advantage Short-Term Bond Fund	Notes to financial statements (unaudited)

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$65,122,798	$1,950	$65,124,748
Asset-backed securities	0	46,970,251	0	46,970,251
Corporate bonds and notes	0	276,857,593	0	276,857,593
Municipal obligations	0	33,982,598	4,800,000	38,782,598
Non-agency mortgage backed securities	0	52,513,248	0	52,513,248
Equity securities
Preferred stocks	0	1,647,504	0	1,647,504
U.S. Treasury securities	9,662,595	0	0	9,662,595
Yankee corporate bonds & notes	0	77,175,975	0	77,175,975
Short-term investments
Investment companies	25,390,925	6,268,308	0	31,659,233
U.S. Treasury securities	199,993	0	0	199,993
	$35,253,513	$560,538,275	$4,801,950	$600,593,738

Further details on the major security types listed above can be found in the Portfolio of Investments.

As of February 28, 2013, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$(133,126)	$0	$0	$(133,126)
+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended February 28, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. Prior to January 1, 2013, the annual advisory started at 0.40% and declined to 0.30% as the average daily net assets of the Fund increased. For the six months ended February 28, 2013, the advisory fee was equivalent to an annual rate of 0.38% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Notes to financial statements (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	29

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	016%
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.80% for Class A shares, 1.55% for Class C shares, 0.48% for Institutional Class shares and 0.81% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended February 28, 2013, Wells Fargo Funds Distributor, LLC received $1,368 from the sale of Class A shares and $978 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2013 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$42,861,485	$209,598,900	$76,149,524	$156,660,272

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2013, the Fund entered into futures contracts to speculate on interest rates and to help shorten or lengthen the duration of the portfolio.

At February 28, 2013, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at February 28, 2013	Unrealized gains (losses)
6-28-2013	679 Long	2-Year U.S. Treasury Notes	$149,698,281	$18,201
6-28-2013	378 Short	5-Year U.S. Treasury Notes	46,866,094	(151,327)

The Fund had an average notional amount of $95,069,106 in long futures contracts and $8,848,324 in short futures contracts during the six months ended February 28, 2013.

30	Wells Fargo Advantage Short-Term Bond Fund	Notes to financial statements (unaudited)

On February 28, 2013, the cumulative unrealized losses on futures contracts in the amount of $133,126, is reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains or losses on futures contracts are reflected in the Statement of Operations.

7. CAPITAL SHARES

As a result of the transfer of assets from Funds Management, former program manager of the 529 college savings plans for the State of Wisconsin, to a new program manager, the Fund redeemed assets from its Institutional Class on October 26, 2012 with a value of $96,706,612, representing 16.1% of the Fund. This amount is reflected in the Statement of Changes in Net Assets for the six months ended February 28, 2013.

8. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended February 28, 2013, the Fund paid $390 in commitment fees.

For the six months ended February 28, 2013, there were no borrowings by the Fund under the agreement.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

Other information (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	31

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

32	Wells Fargo Advantage Short-Term Bond Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage familyof funds, which consists of 135 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996

President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	33

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 74 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 74 funds in the Fund Complex.
2.	The Statement of Additional Information includes additional information about the Trustees and is available,without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

34	Wells Fargo Advantage Short-Term Bond Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

215350 04-13 SA221/SAR221 2-13

Wells Fargo Advantage

Short-Term High Yield Bond Fund

Semi-Annual Report

February 28, 2013

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 28, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $225 billion in assets under management, as of February 28, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Short-Term High Yield Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Fixed-income performance was best among lower-rated corporate bonds and commercial mortgage-backed securities, as continued monetary accommodation from the U.S. Federal Reserve strengthened the demand for securities with higher yields.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Short-Term High Yield Bond Fund, which covers the six-month period that ended February 28, 2013. During the period, fixed-income performance was best among lower-rated corporate bonds and commercial mortgage-backed securities (CMBS), as continued monetary accommodation from the U.S. Federal Reserve (Fed) strengthened the demand for securities with higher yields. However, the longest-maturity segments of the fixed-income market generally underperformed the mid-maturity and short-maturity segments because longer-maturity U.S. Treasury yields shifted higher, most notably in January 2013, thereby influencing a decline in the prices of longer-maturity fixed-income securities.

Credit sectors rallied for much of the second half of 2012, outperforming U.S. Treasuries.

As policymaking in Europe during the summer months of 2012 began to reassure global credit markets that the euro would likely survive and that all appropriate measures would be taken to bolster European debt markets, lower-rated securities in the U.S. once again rallied in price, significantly outpacing the returns from U.S. Treasuries. Corporate bonds and CMBS were once again the best-performing sectors of the core fixed income markets from August 2012 through the end of the year, as they had been before the European credit crisis escalated in the spring.

In December 2012, the Fed reaffirmed its commitment to highly accommodative monetary policy, citing its dual mandate of fostering maximum employment and price stability. For the first time since the financial crisis began in 2008, the Fed formally announced specific target ranges that could trigger a change to its highly accommodative monetary policy, most notably that exceptionally low interest rates would be appropriate at least as long as the unemployment rate remained above 6.5% and inflation expectations were no more than half a percentage point above its 2.0% inflation target. These thresholds were the first official measures of when and how a change to monetary policy may take effect.

U.S. Treasury yields shift significantly higher in January 2013.

With growing confidence in the U.S. economy and improving stability in the European credit markets, longer-maturity U.S. Treasury yields began to shift significantly higher in January 2013. The yield on the 10-year U.S. Treasury note ratcheted higher to 2.00% in January 2013, after finishing 2012 at 1.75% and reaching a modern-era record low of 1.41% in late July 2012. The 30-year U.S. Treasury bond finished the period at a yield of 3.09%, up from 2.58% at the start of the period. Thus, during the period, longer-maturity securities felt the pressure of yields shifting higher, which eroded some of their pricing. The best-performing sections of the yield curve were generally in the five- to 10-year range, which benefited from relatively adequate yields while remaining mostly insulated from the price erosion in maturities of 10 years and longer.

Despite this persistent trend toward higher yields during the final three months of the period, which chipped away at some security prices, several areas of the taxable fixed income markets continued to generate relatively compelling returns, considering the extraordinarily low level of interest rates. Spreads in the corporate bond sector continued to tighten while U.S. Treasury yields shifted higher, thus providing some protection against price erosion. CMBS spreads also tightened during the period resulting in some of the strongest six-month returns in the taxable investment-grade sectors. Within the Barclays U.S. Aggregate Bond Index1, the CMBS sector returned 2.35% during the six-month period, the corporate sector

1.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	3

returned 1.64%, and the U.S. Treasury sector returned (0.67)%. The lower-rated credit tiers continued to outperform each respectively higher credit tier during the period, despite the rising yield influence in the longest maturities.

Overall, the theme for the six-month period in the U.S. fixed income markets was relatively strong performance from the corporate and CMBS sectors, particularly in the lower-rated credit tiers, with a protracted decline in prices of U.S. Treasuries. On the whole, most credit-related sectors generated relatively generous returns during the six-month period considering the extraordinarily low level of interest rates. However, the trend from previous periods of strong performance from longer-maturity securities began to unwind in January and February 2013. During this period, credit risks were rewarded better than interest rate risks, meaning that higher-yield compensation from lower-rated securities performed better than higher-yield compensation from longer-maturity securities, which experienced price pressures. Investment strategies that focused on mid- to lower-rated credit tiers and mid-maturity securities generally saw the strongest returns during the period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 110 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Most credit-related sectors generated relatively generous returns during the six-month period considering the extraordinarily low level of interest rates.

Notice to shareholders

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the following modifications to certain Class A sales load waiver privileges, with each change becoming effective on July 1, 2013:

■	Annuity payments received under an annuity option or from death proceeds will no longer qualify for net asset value (NAV) repurchase privileges.

■	The ability to reinvest redemption proceeds at NAV will be reduced from 120 days to 90 days.

■	NAV purchase privileges for certain types of “grandfathered” shareholders will be modified to remove the ability to purchase Class A shares at NAV, unless those shares are held directly with the Fund.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Short-Term High Yield Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kevin J. Maas, CFA

Thomas M. Price, CFA

Michael J. Schueller, CFA

Average annual total returns1 (%) as of February 28, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SSTHX)	2-29-2000	1.68	4.64	4.65	4.82	5.28	4.97	0.95	0.82
Class C (WFHYX)	3-31-2008	3.04	4.48	4.24	4.04	4.48	4.24	1.70	1.57
Administrator Class (WDHYX)	7-30-2010	–	–	–	4.99	5.36	5.01	0.89	0.66
Institutional Class (STYIX)	11-30-2012	–	–	–	4.88	5.33	5.00	0.62	0.51
Investor Class (STHBX)	6-30-1997	–	–	–	4.79	5.25	4.99	0.98	0.85
Short-Term High Yield Bond Index III[4]	–	–	–	–	10.08	9.39	8.39	–	–
BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index[5]	–	–	–	–	9.66	9.20	7.92	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	5

Ten largest long-term holdings[6] (%) as of February 28, 2013
Constellation Brands Incorporated, 7.25%, 9-1-2016	1.12
EchoStar DBS Corporation, 7.13%, 2-1-2016	1.08
Health Management Associates Incorporated, 6.13%, 4-15-2016	0.97
Hornbeck Offshore Services Incorporated Series B, 8.00%, 9-1-2017	0.94
Cott Beverages Incorporated, 8.38%, 11-15-2017	0.94
HollyFrontier Corporation, 9.88%, 6-15-2017	0.92
Owens Brockway Glass Container Incorporated, 7.38%, 5-15-2016	0.89
Jarden Corporation, 7.50%, 5-1-2017	0.88
Sinclair Television Group, 9.25%, 11-1-2017	0.86
Resolute Forest Products Incorporated, 10.25%, 10-15-2018	0.86

Credit quality[7] as of February 28, 2013

1.	Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for the Class A shares through June 19, 2008, includes Advisor Class expenses. Historical performance shown for the Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to include the higher expenses applicable to Class C shares. Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class A shares and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through December 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.81% for Class A, 1.56% for Class C, 0.65% for Administrator Class, 0.50% for Institutional Class, and 0.84% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Short-Term High Yield Bond Index III is comprised of 70% of BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index and 30% of BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Year Index. The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index is an unmanaged index that generally tracks the performance of BB rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of one to five years. The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Year Index is an unmanaged index that generally tracks the performance of B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic marke twith maturities of one to five years. You cannot invest directly in an index.

5.	The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index is an unmanaged index that generally tracks the performance of BB rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of one to five years. You cannot invest directly in an index.

6.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

7.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Moody’s rates the creditworthiness of short-term securities from P-1 (highest) to P-3 (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total long-term investments of the Fund. We generally define higher-quality (investment grade) bonds as bonds having a rating above BBB/Baa and lower-quality bonds as bonds having a rating below BBB/Baa.

6	Wells Fargo Advantage Short-Term High Yield Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2012 to February 28, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2012	Ending account value 2-28-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,022.76	$4.06	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.78	$4.06	0.81%
Class C
Actual	$1,000.00	$1,018.97	$7.81	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.06	$7.80	1.56%
Administrator Class
Actual	$1,000.00	$1,023.58	$3.26	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
Institutional Class
Actual	$1,000.00	$1,022.50	$2.51	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%
Investor Class
Actual	$1,000.00	$1,022.61	$4.21	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.21	0.84%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 66.46%

Consumer Discretionary: 18.64%

Auto Components: 2.55%
American Axle & Manufacturing Holdings Incorporated «144A	9.25%	1-15-2017	$7,444,000	$8,188,400
Lear Corporation	7.88	3-15-2018	5,693,000	6,162,673
Tenneco Automotive Incorporated	7.75	8-15-2018	5,870,000	6,449,663
TRW Automotive Incorporated 144A	7.25	3-15-2017	7,400,000	8,510,000
TRW Automotive Incorporated 144A	8.88	12-1-2017	3,325,000	3,632,563

				32,943,299

Diversified Consumer Services: 0.76%
Service Corporation International	6.75	4-1-2015	3,300,000	3,588,750
Service Corporation International	7.00	6-15-2017	5,500,000	6,221,875

				9,810,625

Hotels, Restaurants & Leisure: 0.95%
MGM Resorts International	6.63	7-15-2015	6,000,000	6,480,000
Seminole Indian Tribe of Florida 144A	7.75	10-1-2017	5,340,000	5,787,225

				12,267,225

Household Durables: 2.88%
DR Horton Incorporated «	3.63	2-15-2018	2,000,000	2,005,000
DR Horton Incorporated	4.75	5-15-2017	5,750,000	6,066,250
DR Horton Incorporated	6.13	1-15-2014	3,000,000	3,101,250
Jarden Corporation	7.50	5-1-2017	10,000,000	11,312,500
Lennar Corporation 144A	4.13	12-1-2018	7,000,000	6,947,500
Mohawk Industries Incorporated	6.38	1-15-2016	6,900,000	7,779,750

				37,212,250

Leisure Equipment & Products: 0.49%
Easton Bell Sports Incorporated	9.75	12-1-2016	5,830,000	6,289,171

Media: 6.36%
Belo Corporation	8.00	11-15-2016	1,580,000	1,702,450
CC Holdings GS V LLC 144A	2.38	12-15-2017	6,000,000	6,041,040
Cequel Communications Holdings 144A	8.63	11-15-2017	7,000,000	7,490,000
Cinemark USA Incorporated	8.63	6-15-2019	6,500,000	7,206,875
CSC Holdings LLC	7.63	7-15-2018	7,750,000	8,912,500
EchoStar DBS Corporation	7.13	2-1-2016	12,500,000	13,906,250
Gannett Companies Incorporated	8.75	11-15-2014	5,000,000	5,575,000
Lamar Media Corporation Series C	9.75	4-1-2014	7,500,000	8,128,125
Sinclair Television Group 144A	9.25	11-1-2017	10,250,000	11,121,250
Sirius XM Radio Incorporated 144A	7.63	11-1-2018	4,217,000	4,649,243
Sirius XM Radio Incorporated 144A	8.75	4-1-2015	6,500,000	7,263,750

				81,996,483

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Short-Term High Yield Bond Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Multiline Retail: 0.21%
Macy’s Retail Holdings Incorporated	5.75%	7-15-2014	$2,500,000	$2,661,233

Specialty Retail: 2.74%
Autonation Incorporated	6.75	4-15-2018	147,000	167,948
Avis Budget Car Rental LLC ±	2.79	5-15-2014	7,900,000	7,900,079
Avis Budget Finance Incorporated «144A	4.88	11-15-2017	3,000,000	3,022,500
Best Buy Company Incorporated	7.25	7-15-2013	3,880,000	3,928,500
Limited Brands Incorporated	5.25	11-1-2014	6,000,000	6,345,000
Limited Brands Incorporated	6.90	7-15-2017	5,540,000	6,357,150
Sally Beauty Holdings Incorporated	6.88	11-15-2019	6,850,000	7,637,750

				35,358,927

Textiles, Apparel & Luxury Goods: 0.95%
Hanesbrands Incorporated	8.00	12-15-2016	3,375,000	3,666,094
Jones Group Incorporated	5.13	11-15-2014	8,250,000	8,641,875

				12,307,969

Consumer Staples: 5.14%

Beverages: 2.06%
Constellation Brands Incorporated	7.25	9-1-2016	12,750,000	14,455,313
Cott Beverages Incorporated	8.38	11-15-2017	11,218,000	12,129,463

				26,584,776

Food & Staples Retailing: 0.47%
Dollar General Corporation	4.13	7-15-2017	5,750,000	6,080,625

Food Products: 1.97%
B&G Foods Incorporated	7.63	1-15-2018	8,325,000	8,928,563
Dean Foods Company	7.00	6-1-2016	5,000,000	5,531,250
Dole Food Company Incorporated	13.88	3-15-2014	5,500,000	5,898,750
TreeHouse Foods Incorporated	7.75	3-1-2018	4,705,000	5,087,281

				25,445,844

Household Products: 0.64%
Spectrum Brands	9.50	6-15-2018	7,250,000	8,219,688

Energy: 10.52%

Energy Equipment & Services: 1.19%
Hornbeck Offshore Services Incorporated Series B	8.00	9-1-2017	11,435,000	12,163,981
Targa Resources Partners LP	7.88	10-15-2018	2,950,000	3,230,250

				15,394,231

Oil, Gas & Consumable Fuels: 9.33%
Arch Coal Incorporated «	8.75	8-1-2016	6,000,000	6,120,000
Berry Petroleum Companies Class A	10.25	6-1-2014	5,194,000	5,661,460
Bill Barrett Corporation	9.88	7-15-2016	6,000,000	6,450,000
Chesapeake Energy Corporation	9.50	2-15-2015	7,700,000	8,701,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
CITGO Petroleum Corporation 144A	11.50%	7-1-2017	$9,000,000	$10,260,000
Concho Resources Incorporated	8.63	10-1-2017	4,640,000	4,988,000
Consol Energy Incorporated	8.00	4-1-2017	5,000,000	5,437,500
Energy XXI Gulf Coast Incorporated	9.25	12-15-2017	8,000,000	9,040,000
Forest Oil Corporation «	8.50	2-15-2014	3,000,000	3,217,500
HollyFrontier Corporation	9.88	6-15-2017	11,155,000	11,907,963
Kinder Morgan Energy 144A	6.00	1-15-2018	2,000,000	2,207,610
Kinder Morgan Incorporated	5.15	3-1-2015	7,000,000	7,436,583
Peabody Energy Corporation	7.38	11-1-2016	6,800,000	7,752,000
Petrohawk Energy Corporation	10.50	8-1-2014	5,500,000	5,832,882
Plains Exploration & Production Company	6.13	6-15-2019	5,375,000	5,939,375
Regency Energy Partners Company	6.88	12-1-2018	5,579,000	6,025,320
Regency Energy Partners Company	9.38	6-1-2016	3,730,000	3,953,800
Tesoro Corporation	4.25	10-1-2017	4,000,000	4,160,000
Tesoro Corporation	9.75	6-1-2019	1,000,000	1,132,500
Whiting Petroleum Corporation	7.00	2-1-2014	4,000,000	4,170,000

				120,393,493

Financials: 9.72%

Commercial Banks: 3.25%
ABN AMRO North America Holding ±144A	3.39	12-29-2049	10,395,000	10,395,000
AmSouth Bancorporation	4.85	4-1-2013	5,014,000	5,031,549
AmSouth Bancorporation	5.20	4-1-2015	5,370,000	5,698,644
CIT Group Incorporated	4.25	8-15-2017	9,700,000	10,039,500
CIT Group Incorporated 144A	4.75	2-15-2015	3,000,000	3,157,500
Zions Bancorporation	7.75	9-23-2014	7,000,000	7,645,533

				41,967,726

Consumer Finance: 7.08%
Ally Financial Incorporated	5.50	2-15-2017	9,500,000	10,300,755
Discover Financial Services Company	6.45	6-12-2017	7,900,000	9,278,708
Ford Motor Credit Company LLC	3.88	1-15-2015	2,000,000	2,081,650
Ford Motor Credit Company LLC	8.00	12-15-2016	8,000,000	9,587,152
Ford Motor Credit Company LLC	8.70	10-1-2014	3,500,000	3,884,930
General Motors Financial Company 144A	4.75	8-15-2017	9,035,000	9,446,860
JBS USA Finance Incorporated	11.63	5-1-2014	6,000,000	6,637,500
Nielsen Finance LLC	11.63	2-1-2014	6,975,000	7,620,188
SLM Corporation	3.88	9-10-2015	8,000,000	8,250,792
SLM Corporation Series A	5.00	4-15-2015	5,000,000	5,300,425
Toll Brothers Finance Corporation	8.91	10-15-2017	7,450,000	9,314,646
UR Financing Escrow Corporation	5.75	7-15-2018	9,000,000	9,686,250

				91,389,856

REITs: 0.14%
Host Marriott LP Series Q	6.75	6-1-2016	1,729,000	1,772,225

Health Care: 3.30%

Health Care Equipment & Supplies: 0.62%
Fresenius US Finance II Incorporated 144A	9.00	7-15-2015	7,000,000	8,032,500

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Short-Term High Yield Bond Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services: 2.42%
Community Health Systems Incorporated	5.13%	8-15-2018	$2,000,000	$2,102,500
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	5,820,000	6,663,900
Health Management Associates Incorporated	6.13	4-15-2016	11,341,000	12,475,100
HealthSouth Corporation	7.25	10-1-2018	8,000,000	8,640,000
Select Medical Corporation «	7.63	2-1-2015	1,299,000	1,299,000

				31,180,500

Pharmaceuticals: 0.26%
Mylan Incorporated 144A	7.63	7-15-2017	3,000,000	3,348,453

Industrials: 5.71%

Aerospace & Defense: 0.26%
GeoEye Incorporated	9.63	10-1-2015	3,000,000	3,288,750

Building Products: 0.78%
Masco Corporation	6.13	10-3-2016	9,109,000	10,113,531

Commercial Services & Supplies: 2.73%
ARAMARK Corporation ±	3.80	2-1-2015	2,500,000	2,503,775
ARAMARK Corporation	8.50	2-1-2015	3,000,000	3,015,030
Case Corporation	7.25	1-15-2016	5,500,000	6,160,000
Deluxe Corporation	5.13	10-1-2014	5,000,000	5,150,000
International Lease Finance Corporation	4.88	4-1-2015	5,000,000	5,218,750
International Lease Finance Corporation	5.65	6-1-2014	5,000,000	5,225,000
RR Donnelley & Sons Company «	5.50	5-15-2015	6,000,000	6,270,000
Swift Services Holdings Incorporated	10.00	11-15-2018	1,450,000	1,660,250

				35,202,805

Electrical Equipment: 0.38%
General Cable Corporation ±	2.68	4-1-2015	5,000,000	4,943,750

Machinery: 1.56%
Case New Holland Incorporated	7.75	9-1-2013	3,500,000	3,600,625
CNH Capital America LLC Company	3.88	11-1-2015	2,000,000	2,055,000
SPX Corporation	6.88	9-1-2017	5,245,000	5,861,288
SPX Corporation	7.63	12-15-2014	4,085,000	4,467,969
Westinghouse Air Brake Technology Corporation	6.88	7-31-2013	4,000,000	4,075,000

				20,059,882

Information Technology: 2.06%

Electronic Equipment, Instruments & Components: 0.72%
Jabil Circuit Incorporated	7.75	7-15-2016	8,000,000	9,220,000

IT Services: 1.34%
Fidelity National Information Services Incorporated	7.63	7-15-2017	6,000,000	6,457,500
iGATE Corporation	9.00	5-1-2016	10,000,000	10,887,500

				17,345,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Materials: 5.51%

Chemicals: 0.53%
Ashland Incorporated 144A	3.00%	3-15-2016	$2,840,000	$2,875,500
Celanese US Holdings LLC	6.63	10-15-2018	1,450,000	1,566,000
Huntsman International LLC «	5.50	6-30-2016	2,334,000	2,334,000

				6,775,500

Containers & Packaging: 2.67%
Ball Corporation	7.13	9-1-2016	7,000,000	7,420,000
Berry Plastics Corporation ±	5.05	2-15-2015	4,080,000	4,080,816
Berry Plastics Corporation	8.25	11-15-2015	5,000,000	5,211,000
Greif Incorporated	6.75	2-1-2017	4,400,000	4,906,000
Owens Brockway Glass Container Incorporated	7.38	5-15-2016	10,000,000	11,500,000
Owens-Illinois Incorporated	7.80	5-15-2018	1,185,000	1,389,413

				34,507,229

Paper & Forest Products: 2.31%
Appleton Papers Incorporated 144A	10.50	6-15-2015	7,000,000	7,367,500
Boise Paper Holdings LLC	9.00	11-1-2017	9,000,000	9,731,250
Neenah Paper Incorporated	7.38	11-15-2014	1,614,000	1,616,018
Resolute Forest Products Incorporated	10.25	10-15-2018	9,580,000	11,088,850

				29,803,618

Telecommunication Services: 4.57%

Diversified Telecommunication Services: 2.18%
Cincinnati Bell Incorporated	8.25	10-15-2017	9,635,000	10,213,100
Frontier Communications Corporation	6.63	3-15-2015	7,000,000	7,560,000
Frontier Communications Corporation	7.88	4-15-2015	1,330,000	1,476,300
Frontier Communications Corporation	8.25	5-1-2014	130,000	139,100
Windstream Corporation	7.88	11-1-2017	7,750,000	8,776,875

				28,165,375

Wireless Telecommunication Services: 2.39%
Allbritton Communications Company	8.00	5-15-2018	5,430,000	5,918,700
CCO Holdings LLC	7.25	10-30-2017	8,500,000	9,180,000
Sprint Nextel Corporation	6.00	12-1-2016	9,750,000	10,530,000
TW Telecommunications Holdings Incorporated	8.00	3-1-2018	4,744,000	5,159,100

				30,787,800

Utilities: 1.29%

Independent Power Producers & Energy Traders: 0.55%
AES Corporation	7.75	3-1-2014	6,750,000	7,138,125

Multi-Utilities: 0.74%
Calpine Construction Finance Company 144A	8.00	6-1-2016	9,000,000	9,495,000

Total Corporate Bonds and Notes (Cost $847,045,701)				857,503,464

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Short-Term High Yield Bond Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 0.85%

California: 0.72%
California Judgment Trust (Miscellaneous Revenue) ±	1.63%	6-1-2015	$4,170,000	$4,135,472
Oakland CA Redevelopment Agency Refunding Subordinated Housing Set Aside Series 2006A (Tax Revenue, Ambac Insured)	5.38	9-1-2016	5,000,000	5,141,100

				9,276,572

Michigan: 0.13%
Wayne County MI (Tax Revenue)	5.00	9-15-2013	1,711,000	1,715,603

Total Municipal Obligations (Cost $10,788,023)				10,992,175

Non-Agency Mortgage Backed Securities: 0.01%
Salomon Brothers Mortgage Securities VII Series 1994-5 Class B2 ±(i)	3.16	4-25-2024	80,495	67,123

Total Non-Agency Mortgage Backed Securities (Cost $80,932)				67,123

Term Loans: 23.49%
Allison Transmission Incorporated <	3.20	8-7-2017	9,750,000	9,764,918
ARAMARK Corporation	3.46	7-26-2016	253,281	254,601
ARAMARK Corporation	3.52	7-26-2016	2,612,497	2,626,108
Berry Plastics Holding Corporation	3.50	2-4-2020	8,750,000	8,691,375
Biomet Incorporated	3.20	3-25-2015	1,053,154	1,058,862
Biomet Incorporated	4.00	7-25-2017	7,980,000	8,035,860
Burger King Corporation	3.75	9-27-2019	5,985,000	6,024,262
BWAY Corporation	4.50	8-7-2017	3,000,000	3,026,790
CDW LLC	4.00	7-14-2017	8,500,966	8,516,948
Chrysler Group LLC	6.00	5-24-2017	7,909,773	8,074,138
Cinemark USA Incorporated	3.21	12-18-2019	1,000,000	1,002,750
Community Health Systems Incorporated	2.45	7-25-2014	1,919,489	1,925,497
Community Health Systems Incorporated	3.79	1-25-2017	6,000,000	6,040,500
DaVita Incorporated	4.50	10-20-2016	4,900,000	4,934,986
Delphi Corporation	4.75	3-31-2017	3,523,365	3,529,249
DigitalGlobe Incorporated	3.75	1-24-2020	500,000	502,030
Dollar General Corporation	2.95	7-7-2014	4,659,542	4,667,882
Dynegy Power LLC	9.25	8-4-2016	8,000,000	8,320,000
HCA Incorporated	3.45	2-2-2016	6,826,832	6,837,481
HCA Incorporated	3.56	3-31-2017	5,000,000	5,021,050
Hertz Corporation	3.75	3-9-2018	9,174,372	9,216,941
Iasis Healthcare Corporation	4.50	5-3-2018	7,889,924	7,922,351
Intelsat Jackson Holdings Limited	4.50	4-2-2018	6,932,625	6,997,653
Interactive Data Corporation	3.75	2-11-2018	500,000	500,710
KAR Auction Services Incorporated	5.00	5-19-2017	7,893,186	7,972,118
Levi Strauss & Company	2.45	4-4-2014	5,659,754	5,659,640
Lifepoint Hospital Incorporated <	2.71	7-24-2017	7,000,000	7,029,190
Manitowoc Company Incorporated	4.25	11-13-2017	942,950	947,193
MetroPCS Wireless Incorporated	4.07	11-3-2016	7,371,699	7,393,225
Michaels Stores Incorporated	3.75	1-31-2020	7,000,000	7,015,540
NBTY Incorporated	4.25	10-2-2017	8,172,889	8,281,834
Neiman Marcus Group Incorporated	4.00	5-16-2018	10,000,000	9,996,700
Novelis Incorporated <	4.00	3-10-2017	7,934,922	7,942,857

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Term Loans (continued)
Omnova Solutions Incorporated	5.50%	5-31-2017	$2,321,563	$2,344,778
Phillips Van Heusen Corporation <	3.25	12-19-2019	7,500,000	7,560,150
Pinnacle Foods Finance LLC	3.70	10-3-2016	2,955,661	2,973,513
Progressive Waste Solutions Limited	3.50	10-24-2019	8,500,000	8,574,375
Reynolds Group Holdings Incorporated	4.75	9-28-2018	6,733,125	6,807,459
SBA Senior Finance II LLC <	3.75	9-27-2019	3,625,000	3,643,125
Scientific Games International Incorporated	3.21	6-30-2015	8,444,264	8,475,930
Select Medical Corporation	3.46	2-13-2016	1,000,000	999,170
Select Medical Corporation	5.50	6-1-2018	9,424,992	9,460,242
Seminole Tribe of Florida	1.81	3-5-2014	2,214,215	2,215,587
Sensata Technologies Finance Company	3.75	5-11-2018	4,925,000	4,953,861
Serta Simmons Holdings LLC	5.00	10-1-2019	2,000,000	2,021,600
Sungard Data Systems Incorporated	3.85	2-26-2016	1,546,473	1,548,778
Sungard Data Systems Incorporated	3.95	2-28-2017	4,553,962	4,580,101
Swift Transportation Companies Incorporated	3.95	12-21-2016	1,447,619	1,453,352
Swift Transportation Companies Incorporated	5.00	12-21-2017	5,479,321	5,514,553
Terex Corporation	4.50	4-28-2017	6,693,225	6,758,082
Time Warner Telecom Holdings	3.46	12-29-2016	5,950,843	5,991,785
Transdigm Incorporated <	0.00	2-14-2017	500,000	502,000
Transdigm Incorporated	3.75	2-28-2020	6,847,595	6,863,276
UCI International Incorporarted	5.50	7-26-2017	3,580,189	3,588,030
Universal Health Services Incorporated	3.75	11-15-2016	4,642,852	4,650,606
Vanguard Health Holding Company LLC	5.00	1-29-2016	6,861,477	6,887,208
Wendy’s International Incorporated	4.75	5-15-2019	2,992,500	3,017,547
West Corporation	4.25	6-29-2018	5,866,677	5,883,808

Total Term Loans (Cost $301,614,997)				303,000,155

Yankee Corporate Bonds and Notes: 4.69%

Consumer Discretionary: 0.46%

Media: 0.46%
Virgin Media Finance plc	8.38	10-15-2019	5,339,000	5,952,985

Financials: 1.38%

Consumer Finance: 1.38%
Ineos Finance plc 144A	9.00	5-15-2015	7,000,000	7,402,500
National Money Mart Company	10.38	12-15-2016	9,420,000	10,409,100

				17,811,600

Industrials: 1.31%

Building Products: 0.82%
ArcelorMittal	3.75	8-5-2015	10,250,000	10,612,266

Professional Services: 0.49%
FMG Resources Limited 144A	7.00	11-1-2015	6,000,000	6,285,000

Information Technology: 0.70%

Computers & Peripherals: 0.61%
Seagate Technology HDD Holdings	6.80	10-1-2016	7,000,000	7,875,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Short-Term High Yield Bond Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Semiconductors & Semiconductor Equipment: 0.09%
Magnachip Semiconductor Limited	10.50%	4-15-2018	$1,000,000	$1,120,000

Materials: 0.84%

Paper & Forest Products: 0.84%
Smurfit Kappa Acquisitions 144A	4.88	9-15-2018	8,000,000	8,199,996
UPM Kymmene Corporation 144A	5.63	12-1-2014	2,500,000	2,612,496

				10,812,492

Total Yankee Corporate Bonds and Notes (Cost $59,839,986)				60,469,343

	Yield		Shares
Short-Term Investments: 6.00%

Investment Companies: 6.00%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.13		61,567,358	61,567,358
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.18		15,841,883	15,841,883

Total Short-Term Investments (Cost $77,409,241)				77,409,241

Total investments in securities (Cost $1,296,778,880)*	101.50%	1,309,441,501
Other assets and liabilities, net	(1.50)	(19,295,819)

Total net assets	100.00%	$1,290,145,682

«	All or a portion of this security is on loan.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment. The rate shown is the rate in effect at period end.

<	All or a portion of the position represents an unfunded loan commitment.

(i)	Illiquid security

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for unfunded loans.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $1,297,069,157 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$16,197,608
Gross unrealized depreciation	(3,825,264)

Net unrealized appreciation	$12,372,344

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—February 28, 2013 (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	15

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$1,232,032,260
In affiliated securities, at value (see cost below)	77,409,241

Total investments, at value (see cost below)	1,309,441,501
Receivable for investments sold	9,409,759
Receivable for Fund shares sold	11,450,542
Receivable for interest	17,959,548
Receivable for securities lending income	11,229
Prepaid expenses and other assets	98,150

Total assets	1,348,370,729

Liabilities
Dividends payable	731,197
Payable for investments purchased	35,944,974
Payable for Fund shares redeemed	4,913,047
Payable upon receipt of securities loaned	15,841,883
Advisory fee payable	275,255
Distribution fees payable	69,804
Due to other related parties	179,839
Accrued expenses and other liabilities	269,048

Total liabilities	58,225,047

Total net assets	$1,290,145,682

NET ASSETS CONSIST OF
Paid-in capital	$1,275,472,308
Overdistributed net investment income	(664,611)
Accumulated net realized gains on investments	2,675,364
Net unrealized gains on investments	12,662,621

Total net assets	$1,290,145,682

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$284,149,396
Shares outstanding – Class A	34,264,405
Net asset value per share – Class A	$8.29
Maximum offering price per share – Class A2	$8.55
Net assets – Class C	$123,998,728
Shares outstanding – Class C	14,952,720
Net asset value per share – Class C	$8.29
Net assets – Administrator Class	$533,576,745
Shares outstanding – Administrator Class	64,364,598
Net asset value per share – Administrator Class	$8.29
Net assets – Institutional Class	$95,562,177
Shares outstanding – Institutional Class	11,543,418
Net asset value per share – Institutional Class	$8.28
Net assets – Investor Class	$252,858,636
Shares outstanding – Investor Class	30,490,780
Net asset value per share – Investor Class	$8.29

Investment in unaffiliated securities (including securities on loan), at cost	$1,219,369,639

Investments in affiliated securities, at cost	$77,409,241

Total investments, at cost	$1,296,778,880

Securities on loan, at value	$15,497,838

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Short-Term High Yield Bond Fund	Statement of operations—six months ended February 28, 2013 (unaudited)

Investment income
Interest	$25,869,888
Securities lending income, net	83,002
Income from affiliated securities	72,936

Total investment income	26,025,826

Expenses
Advisory fee	2,631,548
Administration fees
Fund level	282,991
Class A	215,496
Class C	88,450
Administrator Class	244,764
Institutional Class	10,966	[1]
Investor Class	223,335
Shareholder servicing fees
Class A	336,713
Class C	138,203
Administrator Class	596,189
Investor Class	293,862
Distribution fees
Class C	414,608
Custody and accounting fees	32,657
Professional fees	16,358
Registration fees	38,351
Shareholder report expenses	43,485
Trustees’ fees and expenses	5,158
Other fees and expenses	20,438

Total expenses	5,633,572
Less: Fee waivers and/or expense reimbursements	(1,033,361)

Net expenses	4,600,211

Net investment income	21,425,615

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	3,164,339
Net change in unrealized gains (losses) on investments	1,145,729

Net realized and unrealized gains (losses) on investments	4,310,068

Net increase in net assets resulting from operations	$25,735,683

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Short-Term High Yield Bond Fund	17

	Six months ended February 28, 2013 (unaudited)		Year ended August 31, 2012

Operations
Net investment income		$21,425,615		$37,942,659
Net realized gains (losses) on investments		3,164,339		(362,485)
Net change in unrealized gains (losses) on investments		1,145,729		27,268,399

Net increase in net assets resulting from operations		25,735,683		64,848,573

Distributions to shareholders from
Net investment income
Class A		(5,095,657)		(9,592,912)
Class C		(1,675,639)		(3,038,303)
Administrator Class		(9,658,620)		(16,276,949)
Institutional Class		(565,963)[1]		N/A
Investor Class		(4,412,659)		(8,793,670)
Net realized gains
Class A		(39,696)		(1,020,607)
Class C		(16,294)		(396,551)
Administrator Class		(72,797)		(1,507,049)
Institutional Class		(720)[1]		N/A
Investor Class		(34,580)		(980,285)

Total distributions to shareholders		(21,572,625)		(41,606,326)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	9,774,680	81,057,485	17,590,353	143,996,918
Class C	3,821,090	31,692,214	5,412,553	44,308,248
Administrator Class	25,345,959	210,189,936	45,381,895	370,447,337
Institutional Class	11,485,171 [1]	95,300,948 [1]	N/A	N/A
Investor Class	8,856,593	73,453,610	21,791,794	177,797,841

		491,694,193		736,550,344

Reinvestment of distributions
Class A	592,262	4,911,046	1,181,327	9,653,193
Class C	189,692	1,572,949	343,696	2,809,382
Administrator Class	831,014	6,884,976	1,364,052	11,156,063
Institutional Class	58,247 [1]	482,516 [1]	N/A	N/A
Investor Class	445,922	3,697,468	1,000,677	8,174,691

		17,548,955		31,793,329

Payment for shares redeemed
Class A	(7,725,293)	(64,074,970)	(12,229,453)	(99,883,582)
Class C	(1,502,636)	(12,464,521)	(2,251,113)	(18,420,165)
Administrator Class	(17,496,508)	(145,168,762)	(22,097,995)	(180,623,473)
Investor Class	(6,923,155)	(57,425,850)	(15,957,501)	(130,392,297)

		(279,134,103)		(429,319,517)

Net increase in net assets resulting from capital share transactions		230,109,045		339,024,156

Total increase in net assets		234,272,103		362,266,403

Net assets
Beginning of period		1,055,873,579		693,607,176

End of period		$1,290,145,682		$1,055,873,579

Overdistributed net investment income		$(664,611)		$(681,688)

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Short-Term High Yield Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended May 31
CLASS A		2012	2011	2010[1]	2010	2009[2]	2008[2]
Net asset value, beginning of period	$8.26	$8.04	$8.18	$8.09	$7.82	$8.31	$8.54
Net investment income	0.15	0.36	0.40	0.11	0.45	0.40	0.47
Net realized and unrealized gains (losses) on investments	0.03	0.26	(0.14)	0.09	0.26	(0.49)	(0.23)

Total from investment operations	0.18	0.62	0.26	0.20	0.71	(0.09)	0.24
Distributions to shareholders from
Net investment income	(0.15)	(0.36)	(0.40)	(0.11)	(0.44)	(0.40)	(0.47)
Net realized gains	(0.00)[3]	(0.04)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.15)	(0.40)	(0.40)	(0.11)	(0.44)	(0.40)	(0.47)
Net asset value, end of period	$8.29	$8.26	$8.04	$8.18	$8.09	$7.82	$8.31
Total return[4]	2.28%	7.81%	3.10%	2.43%	9.17%	(0.89)%	2.98%
Ratios to average net assets (annualized)
Gross expenses	0.95%	0.99%	1.00%	1.01%	1.03%	1.08%	1.20%
Net expenses	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.86%
Net investment income	3.79%	4.33%	4.77%	5.14%	5.50%	5.27%	5.70%
Supplemental data
Portfolio turnover rate	13%	28%	36%	15%	40%	46%	59%
Net assets, end of period (000s omitted)	$284,149	$261,173	$201,523	$235,754	$212,688	$110,451	$15,781

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	On June 20, 2008, Advisor Class was renamed Class A.

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Short-Term High Yield Bond Fund	19

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended May 31
CLASS C		2012	2011	2010[1]	2010	2009	2008[2]
Net asset value, beginning of period	$8.26	$8.04	$8.18	$8.09	$7.82	$8.31	$8.22
Net investment income	0.12	0.29 [3]	0.33	0.09	0.38	0.34	0.06
Net realized and unrealized gains (losses) on investments	0.03	0.26	(0.14)	0.09	0.26	(0.49)	0.09

Total from investment operations	0.15	0.55	0.19	0.18	0.64	(0.15)	0.15
Distributions to shareholders from
Net investment income	(0.12)	(0.29)	(0.33)	(0.09)	(0.37)	(0.34)	(0.06)
Net realized gains	(0.00)[4]	(0.04)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.12)	(0.33)	(0.33)	(0.09)	(0.37)	(0.34)	(0.06)
Net asset value, end of period	$8.29	$8.26	$8.04	$8.18	$8.09	$7.82	$8.31
Total return[5]	1.90%	7.00%	2.33%	2.24%	8.35%	(1.70)%	2.48%
Ratios to average net assets (annualized)
Gross expenses	1.70%	1.73%	1.75%	1.76%	1.78%	1.76%	1.97%
Net expenses	1.56%	1.56%	1.56%	1.56%	1.56%	1.56%	1.56%
Net investment income	3.03%	3.58%	3.97%	4.39%	4.69%	4.50%	4.37%
Supplemental data
Portfolio turnover rate	13%	28%	36%	15%	40%	46%	59%
Net assets, end of period (000s omitted)	$123,999	$102,780	$71,831	$36,050	$32,985	$11,096	$18

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	For the period from March 31, 2008 (commencement of class operations) to May 31, 2008

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Short-Term High Yield Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2012	2011	2010[1]
Net asset value, beginning of period	$8.26	$8.03	$8.18	$8.18
Net investment income	0.16	0.37	0.41	0.03 [2]
Net realized and unrealized gains (losses) on investments	0.03	0.27	(0.15)	0.00 [3]

Total from investment operations	0.19	0.64	0.26	0.03
Distributions to shareholders from
Net investment income	(0.16)	(0.37)	(0.41)	(0.03)
Net realized gains	(0.00)[3]	(0.04)	0.00	0.00

Total distributions to shareholders	(0.16)	(0.41)	(0.41)	(0.03)
Net asset value, end of period	$8.29	$8.26	$8.03	$8.18
Total return[4]	2.36%	8.12%	3.15%	0.39%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.92%	0.94%	0.89%
Net expenses	0.65%	0.65%	0.65%	0.64%
Net investment income	3.95%	4.48%	4.87%	4.39%
Supplemental data
Portfolio turnover rate	13%	28%	36%	15%
Net assets, end of period (000s omitted)	$533,577	$459,746	$249,301	$60

1.	For the period from July 30, 2010 (commencement of class operations) to August 31, 2010

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Short-Term High Yield Bond Fund	21

(For a share outstanding throughout the period)

INSTITUTIONAL CLASS	Period ended February 28, 2013[1] (unaudited)
Net asset value, beginning of period	$8.28
Net investment income	0.08
Net realized and unrealized gains (losses) on investments	0.00 [2]

Total from investment operations	0.08
Distributions to shareholders from
Net investment income	(0.08)
Net realized gains	(0.00)[2]

Total distributions to shareholders	(0.08)
Net asset value, end of period	$8.28
Total return[3]	1.01%
Ratios to average net assets (annualized)
Gross expenses	0.59%
Net expenses	0.50%
Net investment income	4.17%
Supplemental data
Portfolio turnover rate	13%
Net assets, end of period (000s omitted)	$95,562

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Short-Term High Yield Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended May 31
INVESTOR CLASS		2012	2011	2010[1]	2010	2009	2008
Net asset value, beginning of period	$8.26	$8.03	$8.18	$8.09	$7.82	$8.31	$8.54
Net investment income	0.15	0.35 [2]	0.39	0.11	0.44	0.40	0.47
Net realized and unrealized gains (losses) on investments	0.03	0.27	(0.15)	0.08	0.26	(0.49)	(0.23)

Total from investment operations	0.18	0.62	0.24	0.19	0.70	(0.09)	0.24
Distributions to shareholders from
Net investment income	(0.15)	(0.35)	(0.39)	(0.10)	(0.43)	(0.40)	(0.47)
Net realized gains	(0.00)[3]	(0.04)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.15)	(0.39)	(0.39)	(0.10)	(0.43)	(0.40)	(0.47)
Net asset value, end of period	$8.29	$8.26	$8.03	$8.18	$8.09	$7.82	$8.31
Total return[4]	2.26%	7.91%	2.95%	2.42%	9.12%	(0.91)%	2.98%
Ratios to average net assets (annualized)
Gross expenses	0.98%	1.01%	1.03%	1.05%	1.07%	1.13%	1.34%
Net expenses	0.84%	0.84%	0.84%	0.85%	0.86%	0.84%	0.86%
Net investment income	3.76%	4.30%	4.76%	5.10%	5.49%	5.20%	5.69%
Supplemental data
Portfolio turnover rate	13%	28%	36%	15%	40%	46%	59%
Net assets, end of period (000s omitted)	$252,859	$232,175	$170,952	$177,946	$165,759	$128,789	$70,420

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	23

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Short-Term High Yield Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy

24	Wells Fargo Advantage Short-Term High Yield Bond Fund	Notes to financial statements (unaudited)

by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31, 2012, the Fund had $297,050 of current year deferred post-October capital losses which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized

Notes to financial statements (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	25

gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Corporate bonds and notes	$0	$857,503,464	$0	$857,503,464

Municipal obligations	0	10,992,175	0	10,992,175

Non-agency mortgaged backed securities	0	67,123	0	67,123

Term loans	0	292,081,002	10,919,153	303,000,155

Yankee corporate bonds and notes	0	60,469,343	0	60,469,343

Short-term investments
Investment companies	61,567,358	15,841,883	0	77,409,241
	$61,567,358	$1,236,954,990	$10,919,153	$1,309,441,501
Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended February 28, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase. Prior to January 1, 2013, the annual advisory started at 0.50% and declined to 0.40% as the average daily net assets of the Fund increased. For the six months ended February 28, 2013, the advisory fee was equivalent to an annual rate of 0.46% of the Fund’s average daily net assets.

26	Wells Fargo Advantage Short-Term High Yield Bond Fund	Notes to financial statements (unaudited)

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.81% for Class A shares, 1.56% for Class C shares, 0.65% for Administrator Class shares, 0.50% for Institutional Class shares, and 0.84% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended February 28, 2013, Wells Fargo Funds Distributor, LLC received $19,313 from the sale of Class A shares and $4,390 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 28, 2013 were $565,680,608 and $141,349,156, respectively.

As of February 28, 2013, the Fund had unfunded term loan commitments of $16,657,813.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended February 28, 2013, the Fund paid $1,178 in commitment fees.

For the six months ended February 28, 2013, there were no borrowings by the Fund under the agreement.

Notes to financial statements (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	27

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

28	Wells Fargo Advantage Short-Term High Yield Bond Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	29

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 135 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

30	Wells Fargo Advantage Short-Term High Yield Bond Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 74 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 74 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Short-Term High Yield Bond Fund	31

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

215351 04-13 SA222/SAR222 2-13

Wells Fargo Advantage

Ultra Short-Term Income Fund

Semi-Annual Report

February 28, 2013

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The views expressed and any forward-looking statements are as of February 28, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $225 billion in assets under management, as of February 28, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Ultra Short-Term Income Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Fixed-income performance was best among lower-rated corporate bonds and commercial mortgage-backed securities, as continued monetary accommodation from the U.S. Federal Reserve strengthened the demand for securities with higher yields.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Ultra Short-Term Income Fund, which covers the six-month period that ended February 28, 2013. During the period, fixed-income performance was best among lower-rated corporate bonds and commercial mortgage-backed securities (CMBS), as continued monetary accommodation from the U.S. Federal Reserve (Fed) strengthened the demand for securities with higher yields. However, the longest-maturity segments of the fixed-income market generally underperformed the mid-maturity and short-maturity segments because longer-maturity U.S. Treasury yields shifted higher, most notably in January 2013, thereby influencing a decline in the prices of longer-maturity fixed-income securities.

Credit sectors rallied for much of the second half of 2012, outperforming U.S. Treasuries.

As policymaking in Europe during the summer months of 2012 began to reassure global credit markets that the euro would likely survive and that all appropriate measures would be taken to bolster European debt markets, lower-rated securities in the U.S. once again rallied in price, significantly outpacing the returns from U.S. Treasuries. Corporate bonds and CMBS were once again the best-performing sectors of the core fixed income markets from August 2012 through the end of the year, as they had been before the European credit crisis escalated in the spring.

In December 2012, the Fed reaffirmed its commitment to highly accommodative monetary policy, citing its dual mandate of fostering maximum employment and price stability. For the first time since the financial crisis began in 2008, the Fed formally announced specific target ranges that could trigger a change to its highly accommodative monetary policy, most notably that exceptionally low interest rates would be appropriate at least as long as the unemployment rate remained above 6.5% and inflation expectations were no more than half a percentage point above its 2.0% inflation target. These thresholds were the first official measures of when and how a change to monetary policy may take effect.

U.S. Treasury yields shift significantly higher in January 2013.

With growing confidence in the U.S. economy and improving stability in the European credit markets, longer-maturity U.S. Treasury yields began to shift significantly higher in January 2013. The yield on the 10-year U.S. Treasury note ratcheted higher to 2.00% in January 2013, after finishing 2012 at 1.75% and reaching a modern-era record low of 1.41% in late July 2012. The 30-year U.S. Treasury bond finished the period at a yield of 3.09%, up from 2.58% at the start of the period. Thus, during the period, longer-maturity securities felt the pressure of yields shifting higher, which eroded some of their pricing. The best-performing sections of the yield curve were generally in the five-to 10-year range, which benefited from relatively adequate yields while remaining mostly insulated from the price erosion in maturities of 10 years and longer.

Despite this persistent trend toward higher yields during the final three months of the period, which chipped away at some security prices, several areas of the taxable fixed income markets continued to generate relatively compelling returns, considering the extraordinarily low level of interest rates. Spreads in the corporate bond sector continued to tighten while U.S. Treasury yields shifted higher, thus providing some protection against price erosion. CMBS spreads also tightened during the period resulting in some of the strongest six-month returns in the taxable investment-grade sectors. Within the Barclays U.S. Aggregate Bond Index1,

1.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	3

the CMBS sector returned 2.35% during the six-month period, the corporate sector returned 1.64%, and the U.S. Treasury sector returned (0.67)%. The lower- rated credit tiers continued to outperform each respectively higher credit tier during the period, despite the rising yield influence in the longest maturities.

Overall, the theme for the six-month period in the U.S. fixed income markets was relatively strong performance from the corporate and CMBS sectors, particularly in the lower-rated credit tiers, with a protracted decline in prices of U.S. Treasuries. On the whole, most credit-related sectors generated relatively generous returns during the six-month period considering the extraordinarily low level of interest rates. However, the trend from previous periods of strong performance from longer-maturity securities began to unwind in January and February 2013. During this period, credit risks were rewarded better than interest rate risks, meaning that higher-yield compensation from lower-rated securities performed better than higher-yield compensation from longer-maturity securities, which experienced price pressures. Investment strategies that focused on mid-to lower-rated credit tiers and mid-maturity securities generally saw the strongest returns during the period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 110 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Most credit-related sectors generated relatively generous returns during the six-month period considering the extraordinarily low level of interest rates.

Notice to shareholders

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the following modifications to certain Class A sales load waiver privileges, with each change becoming effective on July 1, 2013:

■	Annuity payments received under an annuity option or from death proceeds will no longer qualify for net asset value (NAV) repurchase privileges.

■	The ability to reinvest redemption proceeds at NAV will be reduced from 120 days to 90 days.

■	NAV purchase privileges for certain types of “grandfathered” shareholders will be modified to remove the ability to purchase Class A shares at NAV, unless those shares are held directly with the Fund.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Ultra Short-Term Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income consistent with capital preservation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Christopher Y. Kauffman, CFA

Jay N. Mueller, CFA

Thomas M. Price, CFA

Noah Wise, CFA

Average annual total returns1 (%) as of February 28, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SADAX)	8-31-1999	(0.65)	0.99	1.98	1.38	1.40	2.18	0.85	0.72
Class C (WUSTX)	7-18-2008	(0.50)	0.59	1.46	0.50	0.59	1.46	1.60	1.47
Administrator Class (WUSDX)	4-8-2005	–	–	–	1.41	1.50	2.37	0.79	0.57
Institutional Class (SADIX)	8-31-1999	–	–	–	1.61	1.73	2.63	0.52	0.37
Investor Class (STADX)	11-25-1988	–	–	–	1.23	1.34	2.20	0.88	0.75
Barclays Short-Term U.S. Government/Credit Bond Index[4]	–	–	–	–	0.34	1.07	–	–	–
Barclays 9-12 Month U.S. Short-Term Treasury Index[5]	–	–	–	–	0.28	1.02	2.16	–	–
Barclays 1-3 Year U.S. Government/Credit Bond Index[6]	–	–	–	–	1.06	2.38	3.07	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, high-yield securities risk, and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	5

Ten largest long-term holdings[7] (%) as of February 28, 2013
Bank Nederlandse Gemeenten, 5.00%, 5-16-2014	1.13
SpareBank 1 Boligkreditt, 1.25%, 10-25-2014	1.07
Nordea Eiendomskreditt, 1.88%, 4-7-2015	0.97
Stadshypotek AB, 1.45%, 9-30-2013	0.96
Bank of Nova Scotia, 1.45%, 7-26-2014	0.92
Phoenix AZ IDA Various Refunding Republic Services Incorporated Project, 0.58%, 12-1-2035	0.76
CNH Equipment Trust Series 2013-A Class A2, 0.44%, 7-15-2016	0.74
TCM Sub LLC, 3.55%, 1-15-2015	0.72
Colorado Interstate Gas Company, 5.95%, 3-15-2015	0.71
Twins Ballpark LLC, 0.95%, 10-1-2034	0.69

Portfolio allocation[8] as of February 28, 2013

1.	Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for the Class A shares through June 19, 2008, includes Advisor Class expenses. Historical performance shown for the Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to include the higher expenses applicable to Class C shares. Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to include the higher expenses applicable to the Administrator Class shares.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through December 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.70% for Class A, 1.45% for Class C, 0.55% for Administrator Class, 0.35% for Institutional Class, and 0.73% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays Short-Term U.S. Government/Credit Bond Index contains securities that have fallen out of the Barclays U.S. Government/Credit Index because of the standard minimum one-year to maturity constraint. Securities in the Barclays Short-Term U.S. Government/Credit Bond Index must have a maturity from 1 up to (but not including) 12 months. However, the limited performance history of the index does not allow for comparison to all periods of the Fund’s performance. This index has an inception date of August 1, 2004. You cannot invest directly in an index.

5.	The Barclays 9-12 Month U.S. Short-Term Treasury Index includes aged U.S. Treasury Bills, notes and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero coupon STRIPS. You cannot invest directly in an index.

6.	The Barclays 1-3 Year U.S. Government/Credit Bond Index is the 1-3 year component of the Barclays Government/Credit Bond Index which includes securities in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an index.

7.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

8.	Portfolio allocation is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Ultra Short-Term Income Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2012 to February 28, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2012	Ending account value 2-28-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,005.28	$3.48	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51	0.70%
Class C
Actual	$1,000.00	$1,000.39	$7.19	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.25	1.45%
Administrator Class
Actual	$1,000.00	$1,004.86	$2.73	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	$2.76	0.55%
Institutional Class
Actual	$1,000.00	$1,005.86	$1.74	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$1.76	0.35%
Investor Class
Actual	$1,000.00	$1,003.96	$3.63	0.73%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 10.12%
FHLMC ±	2.38%	6-1-2032	$9,726	$10,301
FHLMC ±	2.38	4-1-2032	182,127	191,615
FHLMC ±	2.46	1-1-2029	89,125	89,472
FHLMC ±	2.50	7-1-2029	7,995	8,466
FHLMC	3.00	3-15-2041	1,086,000	1,099,936
FHLMC ±	3.06	10-1-2031	84,603	84,705
FHLMC	6.00	4-1-2016	354,118	378,454
FHLMC	6.00	5-1-2017	602,899	642,483
FHLMC	7.00	6-1-2031	456,087	544,822
FHLMC	9.00	11-1-2016	105,283	116,827
FHLMC	9.00	12-1-2016	657,859	722,863
FHLMC	9.00	8-1-2018	149,713	167,020
FHLMC	9.00	10-1-2019	91,743	105,997
FHLMC	9.50	12-1-2016	55,836	62,270
FHLMC	9.50	5-1-2020	30,266	33,448
FHLMC	9.50	9-1-2020	208,031	244,404
FHLMC	9.50	12-1-2022	453,122	517,111
FHLMC	10.00	11-1-2021	66,696	69,824
FHLMC	10.50	5-1-2020	152,692	184,712
FHLMC Series 2582 Class CW	4.50	11-15-2017	59,316	60,124
FHLMC Series 2617 Class GR	4.50	5-15-2018	1,146,323	1,221,291
FHLMC Series 2684 Class PE	5.00	1-15-2033	241,851	251,205
FHLMC Series 2690 Class TG	4.50	4-15-2032	1,327,231	1,375,736
FHLMC Series 2707 Class QE	4.50	11-15-2018	996,614	1,066,887
FHLMC Series 2843 Class BC	5.00	8-15-2019	2,382,274	2,583,500
FHLMC Series 2855 Class WN	4.00	9-15-2019	1,109,591	1,176,489
FHLMC Series 2937 Class HJ	5.00	10-15-2019	1,130,363	1,173,753
FHLMC Series 2948 Class KB	4.50	7-15-2019	2,217,942	2,287,168
FHLMC Series 3834 Class EA	3.50	6-15-2029	1,516,866	1,585,766
FHLMC Series 3842 Class CJ	2.00	9-15-2018	963,659	983,448
FHLMC Series 3952 Class MK	3.00	11-15-2021	3,448,809	3,549,004
FHLMC Series 4030 Class PA	3.50	6-15-2040	4,099,846	4,251,143
FHLMC Series 4157 Class MP	2.50	12-15-2015	942,156	946,203
FHLMC Structured Pass-Through Securities Series T-42 Class A6	9.50	2-25-2042	1,184,289	1,449,582
FNMA ±	1.98	1-1-2023	25,441	25,546
FNMA ±	2.04	10-1-2031	163,567	168,993
FNMA ±	2.25	5-1-2032	62,853	66,671
FNMA ±	2.37	11-1-2031	118,015	125,633
FNMA ±	2.42	6-1-2032	203,320	208,545
FNMA ±	2.45	12-1-2040	524,319	560,049
FNMA	3.03	1-1-2015	2,600,000	2,689,076
FNMA	3.09	5-1-2016	1,196,713	1,270,923
FNMA ±	3.36	4-1-2033	9,427	10,048
FNMA ±	3.58	7-1-2033	68,540	68,508
FNMA	3.93	8-1-2014	4,055,692	4,150,632
FNMA	4.00	12-15-2024	2,138,880	2,268,532
FNMA	4.22	5-1-2016	2,323,710	2,529,136
FNMA	4.44	9-1-2015	4,088,848	4,462,359
FNMA	4.88	1-1-2014	7,295,815	7,486,504
FNMA	5.23	7-1-2018	1,778,423	1,929,687

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.24%	1-1-2015	$2,840,084	$3,014,339
FNMA	5.42	11-1-2013	353,676	353,635
FNMA	6.00	4-1-2021	3,758,772	4,083,189
FNMA	6.50	8-1-2031	1,158,458	1,311,928
FNMA	7.00	11-1-2014	76,766	79,378
FNMA	7.84	4-1-2018	4,928,935	5,390,281
FNMA	8.33	7-15-2020	74,069	85,343
FNMA	8.50	7-1-2017	408,372	450,346
FNMA	9.00	10-1-2013	627	627
FNMA	9.00	12-1-2016	424,756	469,977
FNMA	9.00	2-15-2020	226,723	266,897
FNMA	9.00	10-1-2021	145,831	167,956
FNMA	9.00	6-1-2024	192,062	224,974
FNMA	9.50	12-1-2020	155,749	183,186
FNMA	9.50	3-1-2021	41,263	46,806
FNMA	10.00	3-1-2018	61,967	64,537
FNMA	10.25	9-1-2021	159,597	188,540
FNMA	10.50	10-1-2014	25,569	26,730
FNMA	10.50	8-1-2020	8,296	9,731
FNMA	10.50	4-1-2022	259,626	297,303
FNMA Grantor Trust Series 2000-T6 Class A2	9.50	6-25-2030	745,067	868,390
FNMA Grantor Trust Series 2001-T10 Class A3	9.50	12-25-2041	1,730,374	2,056,182
FNMA Grantor Trust Series 2001-T12 Class A3	9.50	8-25-2041	1,546,036	1,856,764
FNMA Grantor Trust Series 2001-T8 Class A3 ±	3.73	7-25-2041	3,261,316	3,294,356
FNMA Grantor Trust Series 2002-T1 Class A4	9.50	11-25-2031	2,075,395	2,485,026
FNMA Series 1988-4 Class Z	9.25	3-25-2018	84,738	94,390
FNMA Series 1988-9 Class Z	9.45	4-25-2018	51,247	57,119
FNMA Series 1989-30 Class Z	9.50	6-25-2019	244,465	275,647
FNMA Series 1989-49 Class E	9.30	8-25-2019	35,972	39,735
FNMA Series 1990-111 Class Z	8.75	9-25-2020	48,319	52,897
FNMA Series 1990-119 Class J	9.00	10-25-2020	135,137	155,616
FNMA Series 1990-124 Class Z	9.00	10-25-2020	89,309	102,902
FNMA Series 1990-21 Class Z	9.00	3-25-2020	202,255	230,692
FNMA Series 1990-27 Class Z	9.00	3-25-2020	147,962	169,832
FNMA Series 1990-30 Class D	9.75	3-25-2020	69,269	80,136
FNMA Series 1990-77 Class D	9.00	6-25-2020	64,165	72,681
FNMA Series 1991-132 Class Z	8.00	10-25-2021	293,268	341,330
FNMA Series 1992-71 Class X	8.25	5-25-2022	107,079	127,179
FNMA Series 2002-W4 Class A6 ±	3.31	5-25-2042	1,498,212	1,605,698
FNMA Series 2003-125 Class AY	4.00	12-25-2018	5,289,262	5,614,403
FNMA Series 2003-129 Class AP	4.00	1-25-2019	1,640,159	1,727,385
FNMA Series 2003-15 Class CN	5.00	3-25-2018	1,000,000	1,070,601
FNMA Series 2003-35 Class ME	5.00	5-25-2018	999,854	1,068,254
FNMA Series 2005-22 Class KJ	5.00	7-25-2033	2,433,935	2,462,422
FNMA Series 2007-2 Class FA ±	0.40	2-25-2037	620,944	618,686
FNMA Series 2007-B2 Class AB	5.50	12-25-2020	571,453	577,775
FNMA Series 2010-153 Class AB	2.00	11-25-2018	993,570	1,018,649
FNMA Series 2010-153 Class BG	2.50	11-25-2018	1,559,905	1,615,640
FNMA Series 2011-35 Class PA	4.00	2-25-2039	3,136,000	3,182,683
FNMA Series 2011-56 Class AC	2.00	7-25-2018	1,008,148	1,027,762

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA Series 2011-99 Class AB	4.00%	12-25-2038	$782,399	$799,381
FNMA Series 2012-80 Class NA	2.75	6-25-2042	4,842,420	4,961,268
FNMA Series 2013-M1 Class ASQ1	0.49	11-25-2016	5,271,705	5,275,458
FNMA Series G-22 Class ZT	8.00	12-25-2016	485,925	528,714
FNMA Whole Loan Series 2003-W11 Class A1 ±	3.26	6-25-2033	81,331	80,973
FNMA Whole Loan Series 2003-W3 Class 1A4 ±	3.39	8-25-2042	63,608	68,520
FNMA Whole Loan Series 2003-W6 Class 6A ±	3.06	8-25-2042	4,430,964	4,719,787
FNMA Whole Loan Series 2004-W6 Class 1A4	5.50	7-25-2034	5,946,921	6,080,055
GNMA	7.00	5-15-2013	414	415
GNMA	7.00	6-15-2033	1,055,046	1,246,167
GNMA	9.00	11-15-2017	151,502	161,962
GNMA	9.50	11-15-2017	37,768	40,272
GNMA	10.00	10-20-2017	104,964	111,712
GNMA Series 2010-84 Class PA	2.00	2-20-2033	556,062	561,516

Total Agency Securities (Cost $129,857,490)				132,559,606

Asset-Backed Securities: 10.81%
Ally Auto Receivables Trust Series 2012-2 Class A2	0.56	10-15-2014	4,929,347	4,932,630
Chase Issuance Trust Series 2011-A2 Class A2±	0.29	5-15-2015	1,800,000	1,800,229
Citigroup Commercial Mortgage Trust Series 2004-C1 Class A4 ±	5.36	4-15-2040	6,200,000	6,459,557
CNH Equipment Trust Series 2012-A Class A2	0.65	7-15-2015	1,960,326	1,962,189
CNH Equipment Trust Series 2012-C Class A2	0.44	2-16-2016	8,500,000	8,502,950
CNH Equipment Trust Series 2013-A Class A2	0.44	7-15-2016	9,645,000	9,646,659
Countrywide Asset-Backed Certificates Series 2004-AB2 Class A3 ±	0.61	5-25-2036	1,921,800	1,905,197
DBRR Trust Series 2012-EZ1 Class A 144A	0.95	9-25-2045	3,252,318	3,262,689
Ford Credit Auto Lease Trust Series 2011-B Class A2	0.82	1-15-2014	3,769,565	3,772,840
Ford Credit Auto Lease Trust Series 2012-A Class A2	0.63	4-15-2014	4,054,767	4,057,954
Ford Credit Auto Owner Trust Series 2012-A Class A2	0.62	9-15-2014	1,110,061	1,110,683
Ford Credit Auto Owner Trust Series 2012-B Class A2	0.57	1-15-2015	4,958,623	4,962,560
Ford Credit Auto Owner Trust Series 2012-C Class A2	0.47	4-15-2015	3,476,666	3,479,180
Ford Credit Auto Owner Trust Series 2013-A Class A2	0.38	11-15-2015	4,000,000	3,999,678
Honda Auto Receivables Owner Trust Series 2012-1 Class A2	0.57	8-15-2014	4,725,856	4,729,996
Honda Auto Receivables Owner Trust Series 2012-2 Class A2	0.56	11-17-2014	6,564,590	6,571,962
Honda Auto Receivables Owner Trust Series 2012-3 Class A2	0.46	12-15-2014	5,000,000	5,003,565
Honda Auto Receivables Owner Trust Series 2012-4 Class A2	0.40	4-20-2015	3,950,000	3,950,770
Hyundai Auto Lease Securitization Trust Series 2013-A Class A2 144A%%	0.73	9-15-2015	6,755,000	6,754,791
Hyundai Auto Lease Securitization Trust Series 2012-A Class A2 144A	0.68	1-15-2015	3,812,992	3,818,071
Hyundai Auto Receivables Trust Hart Series 2011-C Class A2	0.62	7-15-2014	588,407	588,699
Hyundai Auto Receivables Trust Hart Series 2012-A Class A2	0.55	6-16-2014	1,862,112	1,863,065
Hyundai Auto Receivables Trust Hart Series 2012-B Class A2	0.54	1-15-2015	4,500,000	4,505,018
Hyundai Auto Receivables Trust Hart Series 2013-A Class A2	0.40	12-15-2015	5,310,000	5,310,000
John Deere Owner Trust Series 2012-A Class A2	0.59	6-16-2014	3,309,867	3,311,800
Mercedes-Benz Auto Lease Trust Series 2011-B Class A2 144A	0.90	1-15-2014	1,593,183	1,593,930
Mercedes-Benz Auto Receivables Trust Series 2012-1 Class A2	0.37	3-16-2015	5,000,000	5,001,895
Nissan Auto Receivables Owner Trust Series 2011-B Class A2	0.74	9-15-2014	605,886	606,672
Nissan Auto Receivables Owner Trust Series 2012-B Class A2	0.39	4-15-2015	6,000,000	6,002,286
Porsche Innovative Lease Owner Pilot Trust Series 2011-1 Class A2 144A	0.92	2-20-2014	657,122	657,480

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Porsche Innovative Lease Owner Pilot Trust Series 2012-1 Class A2 144A	0.44%	2-23-2015	$6,000,000	$6,002,370
Residential Asset Securities Corporation Series 2001-KS1 Class AII ±	0.67	3-25-2032	33,657	33,358
Structured Asset Investment Loan Trust Series 2005-10 Class A4 ±	0.40	12-25-2035	3,967,534	3,940,765
Volkswagen Auto Lease Trust Series 2011-A Class A2	1.00	2-20-2014	1,047,441	1,048,031
Volkswagen Auto Lease Trust Series 2012-A Class A2	0.66	11-20-2014	6,455,822	6,465,209
Volkswagen Auto Loan Enhanced Valet Series 2012-1 Class A2	0.61	10-20-2014	1,688,408	1,690,024
World Omni Automobile Lease Trust Series 2012-A Class A2	0.71	1-15-2015	2,250,174	2,253,100

Total Asset-Backed Securities (Cost $141,498,052)				141,557,852

Corporate Bonds and Notes: 38.66%

Consumer Discretionary: 5.39%

Automobiles: 0.27%
Daimler Finance NA LLC 144A	1.25	1-11-2016	3,510,000	3,518,227

Diversified Consumer Services: 0.17%
Life Technologies Corporation	3.38	3-1-2013	2,170,000	2,170,000

Leisure Equipment & Products: 0.40%
Hasbro Incorporated	6.13	5-15-2014	5,000,000	5,304,155

Media: 3.64%
DIRECTV Holdings LLC	4.75	10-1-2014	7,000,000	7,419,972
Discovery Communications LLC	3.70	6-1-2015	5,277,000	5,605,171
EchoStar DBS Corporation	7.00	10-1-2013	3,000,000	3,093,750
Interpublic Group of Companies Incorporated	6.25	11-15-2014	2,000,000	2,157,500
TCI Communications Incorporated	8.75	8-1-2015	6,000,000	7,118,580
TCM Sub LLC 144A	3.55	1-15-2015	9,071,000	9,446,521
Time Warner Cable Incorporated	6.20	7-1-2013	3,320,000	3,378,425
Time Warner Cable Incorporated	8.25	2-14-2014	2,455,000	2,625,785
Viacom Incorporated	4.38	9-15-2014	6,512,000	6,871,137

				47,716,841

Multiline Retail: 0.49%
Macy’s Retail Holdings Incorporated	5.75	7-15-2014	6,000,000	6,386,958

Specialty Retail: 0.42%
Best Buy Company Incorporated	7.25	7-15-2013	5,500,000	5,568,750

Consumer Staples: 3.21%

Beverages: 0.23%
Anheuser Busch InBev Worldwide Incorporated ±	1.04	3-26-2013	3,000,000	3,001,431

Food & Staples Retailing: 0.54%
Safeway Incorporated	5.63	8-15-2014	6,600,000	7,000,435

Food Products: 0.95%
Cadbury Schweppes Company 144A	5.13	10-1-2013	6,545,000	6,694,881
Conagra Foods Incorporated	5.88	4-15-2014	5,500,000	5,800,636

				12,495,517

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Household Products: 0.57%
Newell Rubbermaid Incorporated	2.00%	6-15-2015	$7,360,000	$7,493,856

Personal Products: 0.46%
Avon Products Incorporated	4.80	3-1-2013	6,000,000	6,000,000

Tobacco: 0.46%
Reynolds American Incorporated	1.05	10-30-2015	4,050,000	4,045,974
Reynolds American Incorporated	7.30	7-15-2015	1,770,000	2,023,344

				6,069,318

Energy: 4.03%

Energy Equipment & Services: 1.05%
Enbridge Energy Partners LP	4.75	6-1-2013	7,350,000	7,405,735
Enterprise Products Operating LLC	3.70	6-1-2015	6,000,000	6,367,620

				13,773,355

Oil, Gas & Consumable Fuels: 2.98%
Apache Corporation	6.00	9-15-2013	6,175,000	6,352,507
Colorado Interstate Gas Company	5.95	3-15-2015	8,450,000	9,244,866
Energy Transfer Partners LP	5.95	2-1-2015	2,795,000	3,044,451
Marathon Oil Corporation	0.90	11-1-2015	4,000,000	3,990,788
Phillips 66 Company	1.95	3-5-2015	4,600,000	4,701,241
Valero Energy Corporation	4.75	4-1-2014	5,125,000	5,337,406
Williams Partners LP	3.80	2-15-2015	6,000,000	6,330,078

				39,001,337

Financials: 11.37%

Capital Markets: 1.40%
BlackRock Incorporated	1.38	6-1-2015	5,000,000	5,087,385
Goldman Sachs Group Incorporated	6.00	5-1-2014	6,000,000	6,351,756
Morgan Stanley	1.75	2-25-2016	4,000,000	4,017,804
Morgan Stanley	6.00	4-28-2015	2,660,000	2,903,762

				18,360,707

Commercial Banks: 1.06%
Associated Banc-Corp	1.88	3-12-2014	4,000,000	4,019,556
Fifth Third Bank	4.75	2-1-2015	3,000,000	3,212,730
First Tennessee Bank	4.63	5-15-2013	5,620,000	5,656,760
Union Bank NA	2.13	12-16-2013	1,000,000	1,013,555

				13,902,601

Consumer Finance: 3.51%
American Express Company	7.25	5-20-2014	6,000,000	6,469,062
American Honda Finance Corporation 144A	2.38	3-18-2013	4,000,000	4,002,908
Capital One Financial Corporation	7.38	5-23-2014	7,000,000	7,551,726
Caterpillar Financial Services Corporation	0.70	2-26-2016	4,785,000	4,781,344
Ford Motor Credit Company LLC	3.88	1-15-2015	6,000,000	6,244,950
Harley-Davidson Funding Corporation 144A	5.75	12-15-2014	4,866,000	5,275,975

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
Nisource Finance Corporation	5.40%	7-15-2014	$4,797,000	$5,087,099
PACCAR Financial Corporation	0.80	2-8-2016	3,000,000	3,000,342
SLM Corporation	3.88	9-10-2015	3,500,000	3,609,722

				46,023,128

Diversified Financial Services: 2.72%
Bank of America Corporation	7.38	5-15-2014	7,000,000	7,531,188
Citigroup Incorporated «	6.38	8-12-2014	7,000,000	7,527,968
General Electric Capital Corporation	1.00	1-8-2016	6,000,000	6,019,140
HSBC Finance Corporation	4.75	7-15-2013	6,000,000	6,090,408
HSBC Finance Corporation	5.50	1-19-2016	2,165,000	2,413,479
JPMorgan Chase & Company	1.13	2-26-2016	6,000,000	6,010,332

				35,592,515

Insurance: 1.45%
Genworth Life Institutional Funding Trust 144A	5.88	5-3-2013	3,715,000	3,743,535
MetLife Global Funding I 144A	2.00	1-10-2014	3,000,000	3,037,248
MetLife Institutional Funding III 144A	1.63	4-2-2015	3,500,000	3,560,169
Principal Life Global Funding II 144A	1.00	12-11-2015	5,000,000	5,015,255
Prudential Covered Trust Company 144A	3.00	9-30-2015	3,486,500	3,640,387

				18,996,594

REITs: 1.23%
American Tower Corporation	4.63	4-1-2015	6,300,000	6,747,250
Duke Realty LP	6.25	5-15-2013	1,950,000	1,970,816
Simon Property Group LP	5.45	3-15-2013	4,800,000	4,806,408
Ventas Realty LP	3.13	11-30-2015	2,400,000	2,534,750

				16,059,224

Health Care: 3.41%

Biotechnology: 0.55%
Biogen Idec Incorporated	6.00	3-1-2013	7,226,000	7,226,000

Health Care Equipment & Supplies: 0.51%
Boston Scientific Corporation	4.50	1-15-2015	4,500,000	4,770,900
Boston Scientific Corporation	5.45	6-15-2014	1,750,000	1,846,341

				6,617,241

Health Care Providers & Services: 0.95%
Express Scripts Holding Company	2.10	2-12-2015	6,400,000	6,542,336
McKesson HBOC Incorporated	5.25	3-1-2013	3,829,000	3,829,000
Unitedhealth Group Incorporated	0.85	10-15-2015	2,000,000	2,006,660

				12,377,996

Life Sciences Tools & Services: 1.02%
Life Technologies Corporation	4.40	3-1-2015	5,830,000	6,150,877
Thermo Fisher Scientific Incorporated	3.20	3-1-2016	6,823,000	7,223,278

				13,374,155

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals: 0.38%
AbbVie Incorporated 144A	1.20%	11-6-2015	$5,000,000	$5,041,050

Industrials: 3.42%

Commercial Services & Supplies: 1.12%
Penske Truck Leasing Company LP 144A	2.50	7-11-2014	2,000,000	2,033,672
Penske Truck Leasing Company LP 144A	2.50	3-15-2016	2,720,000	2,788,326
Penske Truck Leasing Company LP 144A	3.13	5-11-2015	3,310,000	3,429,557
Pitney Bowes Incorporated	3.88	6-15-2013	6,412,000	6,459,212

				14,710,767

Electrical Equipment: 1.40%
Dayton Power & Light Company	5.13	10-1-2013	6,000,000	6,156,972
Eaton Corporation 144A	0.95	11-2-2015	5,000,000	5,022,575
Roper Industries Incorporated	6.63	8-15-2013	6,895,000	7,072,939

				18,252,486

Machinery: 0.39%
Case New Holland Incorporated	7.75	9-1-2013	5,000,000	5,143,750

Road & Rail: 0.51%
Ryder System Incorporated	3.50	6-1-2017	6,195,000	6,636,208

Information Technology: 1.84%

IT Services: 0.54%
Electronic Data Systems Corporation Series B	6.00	8-1-2013	7,000,000	7,148,239

Office Electronics: 0.50%
Xerox Corporation	8.25	5-15-2014	6,000,000	6,500,886

Semiconductors & Semiconductor Equipment: 0.31%
Broadcom Corporation	1.50	11-1-2013	4,000,000	4,030,404

Software: 0.49%
CA Incorporated	6.13	12-1-2014	6,000,000	6,481,074

Materials: 0.77%

Metals & Mining: 0.77%
Barrick Gold Corporation	1.75	5-30-2014	7,000,000	7,093,058
Freeport-McMoRan Copper & Gold Incorporated	1.40	2-13-2015	3,000,000	3,023,673

				10,116,731

Telecommunication Services: 2.45%

Diversified Telecommunication Services: 1.91%
AT&T Incorporated	0.88	2-13-2015	6,445,000	6,464,445
Crown Castle Towers LLC 144A	3.21	8-15-2035	6,000,000	6,270,546
Qwest Corporation ±	3.56	6-15-2013	3,000,000	3,008,835
Qwest Corporation	7.50	10-1-2014	3,274,000	3,573,319
SBA Tower Trust 144A	4.25	4-15-2040	5,415,000	5,745,770

				25,062,915

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Wireless Telecommunication Services: 0.54%
Verizon Wireless Capital LLC	7.38%	11-15-2013	$6,688,000	$6,998,116

Utilities: 2.77%

Electric Utilities: 2.08%
Ameren Corporation	8.88	5-15-2014	6,000,000	6,508,278
Dominion Resources Incorporated	5.00	3-15-2013	8,425,000	8,435,995
Exelon Corporation	4.90	6-15-2015	2,000,000	2,168,670
Georgia Power Company	0.63	11-15-2015	3,000,000	2,998,956
LG&E and KU Energy LLC	2.13	11-15-2015	5,000,000	5,122,495
Nextera Energy Capital Company	1.61	6-1-2014	2,000,000	2,020,246

				27,254,640

Gas Utilities: 0.46%
Atmos Energy Corporation	4.95	10-15-2014	5,640,000	6,006,555

Multi-Utilities: 0.23%
DTE Energy Company±	1.01	6-3-2013	3,000,000	3,004,143

Total Corporate Bonds and Notes (Cost $504,018,848)				506,418,305

Municipal Obligations: 5.27%

Arizona: 0.76%
Phoenix AZ IDA Various Refunding Republic Services Incorporated Project (IDR) ±	0.58	12-1-2035	10,000,000	10,000,000

California: 1.14%
California PCFA Waste Management Services Incorporated Series A1 (Resource Recovery Revenue) ±	1.88	4-1-2025	4,000,000	4,072,520
California Public Works Board Lease Series E (Health Revenue)	3.68	12-1-2015	5,000,000	5,131,800
Irvine Ranch CA Water District (Water & Sewer Revenue)	2.39	3-15-2014	5,680,000	5,693,916

				14,898,236

Florida: 0.22%
Miami-Dade County FL IDA Waste Management Incorporated Florida Project (Resource Recovery Revenue) ±	2.63	8-1-2023	2,800,000	2,863,392

Illinois: 0.45%
Illinois State (Tax Revenue)	4.42	1-1-2015	5,635,000	5,940,192

Louisiana: 0.40%
Louisiana State Gas & Fuels Tax Build America Bonds Series A-4 (Tax Revenue) ±	2.70	5-1-2043	5,250,000	5,261,918

Michigan: 0.81%
Michigan State Housing Development Authority Series A (Housing Revenue) ±	0.85	12-1-2014	4,100,000	4,100,164
Wayne County MI (Tax Revenue)	3.00	3-15-2013	6,500,000	6,505,200

				10,605,364

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Minnesota: 0.80%
Minnesota Tobacco Securitization Authority Series A (Tobacco Revenue)	2.64%	3-1-2014	$1,500,000	$1,528,140
Twins Ballpark LLC (Commercial Services & Supplies) ±144A	0.95	10-1-2034	9,000,000	9,000,000

				10,528,140

New Jersey: 0.11%
Atlantic City NJ (Tax Revenue, AGM Insured)	4.00	12-15-2013	1,375,000	1,398,444

New York: 0.15%
Dutchess County NY Local Development Corporation (Health Revenue)	1.35	7-1-2014	1,775,000	1,778,994
Onondaga County NY Property Tax Receivables (Lease Revenue)	3.50	4-1-2013	165,000	165,183

				1,944,177

Ohio: 0.23%
Ohio State Water Development Authority Solid Waste Management Incorporated Project (Resource Recovery Revenue) ±	1.75	6-1-2013	3,000,000	3,011,910

Texas: 0.20%
Houston TX Airport Services Sub-Lien Series A (Airport Revenue)	5.00	7-1-2013	2,500,000	2,540,500

Total Municipal Obligations (Cost $68,687,989)				68,992,273

Non-Agency Mortgage Backed Securities: 9.20%
Bank of America Commercial Mortgage Incorporated Series 2004-1 Class A4	4.76	11-10-2039	6,618,172	6,784,394
Bank of America Commercial Mortgage Incorporated Series 2004-3 Class A5 ±	5.55	6-10-2039	6,417,522	6,700,926
Bank of America Commercial Mortgage Incorporated Series 2004-5 Class A4 ±	4.94	11-10-2041	5,789,502	6,092,565
Bank of America Mortgage Securities Series 2002-K Class 3A1 ±	2.75	10-20-2032	2,684	2,752
Bear Stearns Commercial Mortgage Securities Incorporated Series 2004-PWR3 Class A4	4.72	2-11-2041	1,500,000	1,530,512
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR 9 Class A4A	4.87	9-11-2042	5,850,000	6,345,840
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR-7 Class A3 ±	5.12	2-11-2041	3,700,000	3,962,578
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR8 Class A4	4.67	6-11-2041	2,130,000	2,282,911
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-T18 Class A4 ±	4.93	2-13-2042	5,959,190	6,383,770
Citigroup Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 ±	5.22	7-15-2044	3,500,000	3,841,506
Collateralized Mortgage Obligation Trust Series 66 Class Z	8.00	9-20-2021	124,822	139,169
Commercial Mortgage Pass-Through Trust Series 2010-C1 Class A1 144A	3.16	7-10-2046	5,661,985	5,950,967
Commercial Mortgage Trust Pass-Through Certificates Series 2004-LB4A Class A4	4.58	10-15-2037	961,589	964,130
Commercial Mortgage Trust Pass-Through Certificates Series 2005-C6 Class A5A ±	5.12	6-10-2044	5,585,000	6,083,517
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1 ±	2.11	6-19-2031	660,263	662,552

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	1.95%	6-19-2031	$301,247	$304,329
Countrywide Home Loans Mortgage Pass-Through Trust Series 2004-20 Class 3A1 ±	2.23	9-25-2034	252,639	198,440
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C3 Class A4	4.69	7-15-2037	1,168,000	1,255,308
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C5 Class A4 ±	5.10	8-15-2038	2,850,000	3,091,877
Credit Suisse Mortgage Capital Certificates Series 2010-12R Class 11A1 ±144A	4.00	7-26-2036	1,280,761	1,284,856
DLJ Mortgage Acceptance Corporation Series 1990-2 Class A ±(i)	3.40	1-25-2022	122,980	125,595
DLJ Mortgage Acceptance Corporation Series 1991-3 Class A1 ±(i)	1.97	1-25-2021	47,513	48,178
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	1.33	9-25-2033	867,362	866,806
GE Capital Commercial Mortgage Corporation Series 2004-C1 Class A3	4.60	11-10-2038	451,857	460,819
GE Capital Commercial Mortgage Corporation Series 2004-C2 Class A4	4.89	3-10-2040	5,636,000	5,811,184
GE Capital Commercial Mortgage Corporation Series 2004-C3 Class A4 ±	5.19	7-10-2039	3,880,259	4,068,071
GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A7A ±	4.97	7-10-2045	5,430,000	5,904,848
GSMPS Mortgage Loan Trust Series 1998-1 Class A ±144A	8.00	9-19-2027	104,517	108,158
Housing Securities Incorporated Series 1992-8 Class E±	3.58	6-25-2024	167,357	166,397
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C1 Class A4	4.74	2-15-2030	6,210,000	6,578,744
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C5 Class 4	4.95	9-15-2030	6,950,000	7,519,358
Master Mortgages Trust Series 2002-3 Class 4A1 ±	2.50	10-25-2032	34,090	34,575
Morgan Stanley Capital I Series 2005-IQ10 Class A4A ±	5.23	9-15-2042	6,380,000	6,911,052
Morgan Stanley Capital I Series 2005-T19 Class A4A	4.89	6-12-2047	4,815,000	5,216,744
Morgan Stanley Dean Witter Capital I Series 2004-T15 Class A3	5.03	6-13-2041	1,267,764	1,275,157
Morgan Stanley Dean Witter Capital I Series 2005-IQ9 Class A5	4.70	7-15-2056	1,000,000	1,060,634
Morgan Stanley Mortgage Trust Series 35 Class 2 ±(i)(w)	15,273.50	4-20-2021	28	5,777
Prudential Home Mortgage Securities Series 1988-1 Class A ±	2.50	4-25-2018	26,463	26,867
Resecuritization Mortgage Trust Series 1998-B Class A ±144A	0.45	4-26-2021	10,810	10,081
Salomon Brothers Mortgage Securities VII Series 1990-2 Class A ±	2.06	11-25-2020	493,021	505,032
Springleaf Mortgage Loan Trust Series 2012-2A Class A ±144A	2.22	10-25-2057	3,501,942	3,543,265
Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A2 ±	9.61	10-25-2024	194,695	205,834
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.72	2-25-2028	348,084	344,679
Terwin Mortgage Trust Series 2004-21HE Class 1A1 ±	1.16	12-25-2034	74,641	70,731
UBS Barclays Commercial Mortgage Trust Series 2012-C2 Class A1	1.01	5-10-2063	4,540,281	4,565,920
Wilshire Funding Corporation Series 1996-3 Class M2 ±	5.77	8-25-2032	202,998	198,925
Wilshire Funding Corporation Series 1996-3 Class M3 ±	5.77	8-25-2032	181,906	174,232
Wilshire Funding Corporation Series 1998-2 Class M1 ±	2.00	12-28-2037	864,393	789,980

Total Non-Agency Mortgage Backed Securities (Cost $120,630,429)				120,460,542

Yankee Corporate Bonds and Notes: 18.75%

Consumer Discretionary: 1.36%

Auto Components: 0.31%
Autoliv Incorporated	3.85	4-30-2014	4,000,000	4,059,180

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Diversified Consumer Services: 0.51%
Anglo American Capital Company 144A	9.38%	4-8-2014	$6,130,000	$6,651,479

Media: 0.23%
Thomson Reuters Corporation	5.95	7-15-2013	3,000,000	3,059,169

Multiline Retail: 0.31%
Wesfarmers Limited 144A	7.00	4-10-2013	4,000,000	4,021,276

Consumer Staples: 0.37%

Beverages: 0.16%
Heineken NV 144A	0.80	10-1-2015	2,000,000	2,003,152

Tobacco: 0.21%
BAT International Finance plc 144A	1.40	6-5-2015	2,750,000	2,782,519

Energy: 2.56%

Oil, Gas & Consumable Fuels: 2.56%
Husky Energy Incorporated	5.90	6-15-2014	6,000,000	6,382,734
Noble Corporation	5.88	6-1-2013	7,420,000	7,499,854
Petrobras International Finance Company	2.88	2-6-2015	7,000,000	7,128,513
Weatherford International Limited	4.95	10-15-2013	6,000,000	6,153,762
Woodside Finance Limited 144A	8.13	3-1-2014	6,000,000	6,415,332

				33,580,195

Financials: 10.46%

Commercial Banks: 9.56%
ABN AMRO Bank NV 144A	1.38	1-22-2016	3,935,000	3,938,046
Bank Nederlandse Gemeenten	5.00	5-16-2014	14,000,000	14,739,956
Bank of Montreal 144A	1.30	10-31-2014	5,500,000	5,579,200
Bank of Nova Scotia	0.75	10-9-2015	4,000,000	3,999,176
Bank of Nova Scotia 144A	1.45	7-26-2014	12,000,000	12,052,800
Canadian Imperial Bank 144A«	0.90	9-19-2014	4,000,000	4,031,600
Commonwealth Bank of Australia ±144A	0.86	3-19-2013	4,500,000	4,500,959
Commonwealth Bank of Australia (New York)	1.95	3-16-2015	1,000,000	1,025,812
ING Bank NV ±144A	1.36	3-15-2013	6,000,000	6,002,286
ING Bank NV 144A%%	1.38	3-7-2016	6,000,000	5,987,520
Intesa Sanpaolo SpA	3.13	1-15-2016	5,805,000	5,728,026
KFW Bankengruppe ±	0.28	11-28-2014	7,000,000	6,997,571
Macquarie Bank Limited 144A	3.45	7-27-2015	5,000,000	5,199,845
Nordea Eiendomskreditt 144A	1.88	4-7-2015	12,500,000	12,702,500
SpareBank 1 Boligkreditt 144A	1.25	10-25-2014	14,000,000	14,068,418
Stadshypotek AB 144A	1.45	9-30-2013	12,500,000	12,579,113
Xstrata Finance Canada Limited 144A	2.85	11-10-2014	6,000,000	6,156,300

				125,289,128

Diversified Financial Services: 0.90%
Abbey National Treasury Service plc 144A	3.88	11-10-2014	4,400,000	4,574,354
WPP Finance	8.00	9-15-2014	6,500,000	7,158,931

				11,733,285

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Care: 0.58%

Health Care Equipment & Supplies: 0.31%
Covidien International Finance SA	1.35%	5-29-2015	$4,000,000	$4,051,436

Pharmaceuticals: 0.27%
Takeda Pharmaceutical Company 144A	1.03	3-17-2015	3,500,000	3,524,150

Industrials: 0.27%

Machinery: 0.27%
Pentair Finance SA 144A	1.35	12-1-2015	3,500,000	3,505,800

Materials: 0.84%

Metals & Mining: 0.84%
Arcelormittal Company	5.38	6-1-2013	5,500,000	5,549,566
Rio Tinto Finance USA Limited	8.95	5-1-2014	5,000,000	5,472,730

				11,022,296

Telecommunication Services: 2.31%

Diversified Telecommunication Services: 1.97%
Deutsche Telekom International Finance BV	5.25	7-22-2013	7,000,000	7,123,298
Telefonica Emisiones SAU	2.58	4-26-2013	6,145,000	6,156,958
Telefonos de Mexico SA	5.50	1-27-2015	6,000,000	6,471,618
Vivendi SA 144A	2.40	4-10-2015	6,000,000	6,106,296

				25,858,170

Wireless Telecommunication Services: 0.34%
Rogers Wireless Incorporated	6.38	3-1-2014	4,200,000	4,429,692

Total Yankee Corporate Bonds and Notes (Cost $244,131,603)				245,570,927

	Yield		Shares
Short-Term Investments: 6.59%

Investment Companies: 6.54%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u) ##	0.13		81,349,139	81,349,139
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.18		4,256,788	4,256,788

				85,605,927

	Interest rate		Principal
U.S. Treasury Securities: 0.05%
U.S. Treasury Bill (z) #	0.03	3-21-2013	$100,000	99,998
U.S. Treasury Bill (z) #	0.06	3-21-2013	600,000	599,979

				699,977

Total Short-Term Investments (Cost $86,305,904)				86,305,904

Total investments in securities (Cost $1,295,130,315) *	99.40%	1,301,865,409
Other assets and liabilities, net	0.60	7,890,132

Total net assets	100.00%	$1,309,755,541

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	19

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

%%	Security issued on a when-issued basis.

«	All or a portion of this security is on loan.

(i)	Illiquid security

(w)	This security is a structured note which generates income based on a coupon formula (-1,500 * 1 month LIBOR + 15,573.5%) and the prepayment behavior of the underlying collateral. The coupon is subject to a mandatory cap of 15,573.5% and a mandatory floor of 11%.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $1,294,957,643 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$8,984,656
Gross unrealized depreciation	(2,076,890)

Net unrealized appreciation	$6,907,766

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Ultra Short-Term Income Fund	Statement of assets and liabilities—February 28, 2013 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$1,216,259,482
In affiliated securities, at value (see cost below)	85,605,927

Total investments, at value (see cost below)	1,301,865,409
Receivable for investments sold	2,503,679
Principal paydown receivable	11,499
Receivable for Fund shares sold	28,685,569
Receivable for interest	10,043,787
Prepaid expenses and other assets	71,713

Total assets	1,343,181,656

Liabilities
Dividends payable	276,977
Payable for investments purchased	23,813,013
Payable for Fund shares redeemed	4,458,095
Payable upon receipt of securities loaned	4,256,788
Payable for daily variation margin on open futures contracts	54,717
Advisory fee payable	185,715
Distribution fees payable	7,646
Due to other related parties	167,266
Accrued expenses and other liabilities	205,898

Total liabilities	33,426,115

Total net assets	$1,309,755,541

NET ASSETS CONSIST OF
Paid-in capital	$1,412,241,680
Overdistributed net investment income	(127,979)
Accumulated net realized losses on investments	(108,740,646)
Net unrealized gains on investments	6,382,486

Total net assets	$1,309,755,541

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$171,670,850
Shares outstanding – Class A	20,064,863
Net asset value per share – Class A	$8.56
Maximum offering price per share – Class A2	$8.73
Net assets – Class C	$12,556,724
Shares outstanding – Class C	1,467,881
Net asset value per share – Class C	$8.55
Net assets – Administrator Class	$81,862,451
Shares outstanding – Administrator Class	9,604,872
Net asset value per share – Administrator Class	$8.52
Net assets – Institutional Class	$699,875,670
Shares outstanding – Institutional Class	81,842,648
Net asset value per share – Institutional Class	$8.55
Net assets – Investor Class	$343,789,846
Shares outstanding – Investor Class	40,166,445
Net asset value per share – Investor Class	$8.56

Investment in unaffiliated securities (including securities on loan), at cost	$1,209,524,388

Investments in affiliated securities, at cost	$85,605,927

Total investments, at cost	$1,295,130,315

Securities on loan, at value	$4,169,389

1.	The Fund has an unlimited amount of authorized shares.
2.	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 28, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	21

Investment income
Interest	$8,865,006
Income from affiliated securities	79,097
Securities lending income, net	2,561

Total investment income	8,946,664

Expenses
Advisory fee	2,175,989
Administration fees
Fund level	298,943
Class A	119,081
Class C	11,160
Administrator Class	48,352
Institutional Class	236,691
Investor Class	327,312
Shareholder servicing fees
Class A	186,065
Class C	17,437
Administrator Class	120,879
Investor Class	430,428
Distribution fees
Class C	52,311
Custody and accounting fees	34,699
Professional fees	29,258
Registration fees	31,712
Shareholder report expenses	54,869
Trustees’ fees and expenses	5,214
Other fees and expenses	12,493

Total expenses	4,192,893
Less: Fee waivers and/or expense reimbursements	(1,011,752)

Net expenses	3,181,141

Net investment income	5,765,523

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized losses on:
Unaffiliated securities	(2,294,018)
Futures transactions	(189,259)

Net realized losses on investments	(2,483,277)

Net change in unrealized gains (losses) on:
Unaffiliated securities	2,884,840
Futures transactions	26,470

Net change in unrealized gains (losses) on investments	2,911,310

Net realized and unrealized gains (losses) on investments	428,033

Net increase in net assets resulting from operations	$6,193,556

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Ultra Short-Term Income Fund	Statement of changes in net assets

	Six months ended February 28, 2013 (unaudited)		Year ended August 31, 2012

Operations
Net investment income		$5,765,523		$15,874,973
Net realized losses on investments		(2,483,277)		(13,553,590)
Net change in unrealized gains (losses) on investments		2,911,310		18,318,278

Net increase in net assets resulting from operations		6,193,556		20,639,661

Distributions to shareholders from
Net investment income
Class A		(610,375)		(1,706,164)
Class C		(5,389)		(64,064)
Administrator Class		(471,515)		(1,280,299)
Institutional Class		(3,472,875)		(8,845,086)
Investor Class		(1,367,050)		(3,979,306)

Total distributions to shareholders		(5,927,204)		(15,874,919)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	9,611,586	82,286,665	15,297,629	130,298,204
Class C	156,676	1,341,622	362,604	3,087,501
Administrator Class	3,543,224	30,225,214	7,201,060	61,111,549
Institutional Class	60,212,229	515,295,250	67,423,753	574,226,398
Investor Class	6,793,856	58,188,848	8,117,216	69,152,270

		687,337,599		837,875,922

Reinvestment of distributions
Class A	70,070	599,915	172,365	1,467,779
Class C	614	5,261	6,133	52,184
Administrator Class	37,336	318,503	108,875	923,444
Institutional Class	221,651	1,896,572	702,514	5,980,790
Investor Class	149,670	1,281,973	433,571	3,693,726

		4,102,224		12,117,923

Payment for shares redeemed
Class A	(6,732,210)	(57,648,122)	(17,228,488)	(146,679,783)
Class C	(437,567)	(3,746,115)	(865,189)	(7,362,232)
Administrator Class	(6,159,102)	(52,524,862)	(7,790,125)	(66,050,255)
Institutional Class	(47,393,914)	(405,644,560)	(69,420,229)	(591,167,085)
Investor Class	(7,908,205)	(67,744,344)	(12,597,641)	(107,310,761)

		(587,308,003)		(918,570,116)

Net increase (decrease) in net assets resulting from capital share transactions		104,131,820		(68,576,271)

Total increase (decrease) in net assets		104,398,172		(63,811,529)

Net assets
Beginning of period		1,205,357,369		1,269,168,898

End of period		$1,309,755,541		$1,205,357,369

Undistributed (overdistributed) net investment income		$(127,979)		$33,702

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Ultra Short-Term Income Fund	23

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended May 31
CLASS A		2012	2011	2010[1]	2010	2009[2]	2008[2]
Net asset value, beginning of period	$8.55	$8.52	$8.52	$8.48	$8.03	$8.71	$9.09
Net investment income	0.03	0.10	0.10	0.04	0.17	0.31	0.43
Net realized and unrealized gains (losses) on investments	0.01	0.03	0.02	0.04	0.48	(0.68)	(0.37)

Total from investment operations	0.04	0.13	0.12	0.08	0.65	(0.37)	0.06
Distributions to shareholders from
Net investment income	(0.03)	(0.10)	(0.12)	(0.04)	(0.20)	(0.31)	(0.44)
Net asset value, end of period	$8.56	$8.55	$8.52	$8.52	$8.48	$8.03	$8.71
Total return[3]	0.53%	1.47%	1.37%	0.94%	8.22%	(4.27)%	0.68%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.88%	0.87%	0.88%	0.91%	0.93%	1.08%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.73%
Net investment income	0.79%	1.11%	1.17%	1.62%	1.98%	3.70%	4.89%
Supplemental data
Portfolio turnover rate	29%	61%	60%	9%	45%	32%	48%
Net assets, end of period (000s omitted)	$171,671	$146,400	$160,768	$208,845	$154,016	$44,163	$42,615

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	On June 20, 2008, Advisor Class was renamed Class A.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Ultra Short-Term Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended May 31
CLASS C		2012	2011	2010[1]	2010	2009[2]
Net asset value, beginning of period	$8.55	$8.52	$8.52	$8.48	$8.03	$8.57
Net investment income	0.00 [3]	0.03	0.04	0.02	0.12	0.21
Net realized and unrealized gains (losses) on investments	0.00 [3]	0.03	0.01	0.04	0.47	(0.54)

Total from investment operations	0.00 [3]	0.06	0.05	0.06	0.59	(0.33)
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.03)	(0.05)	(0.02)	(0.14)	(0.21)
Net asset value, end of period	$8.55	$8.55	$8.52	$8.52	$8.48	$8.03
Total return[4]	0.04%	0.71%	0.61%	0.75%	7.41%	(3.85)%
Ratios to average net assets (annualized)
Gross expenses	1.60%	1.63%	1.62%	1.63%	1.67%	1.64%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income	0.05%	0.37%	0.43%	0.88%	1.30%	2.77%
Supplemental data
Portfolio turnover rate	29%	61%	60%	9%	45%	32%
Net assets, end of period (000s omitted)	$12,557	$14,951	$19,117	$21,226	$16,519	$4,775

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	For the period from July 18, 2008 (commencement of class operations) to May 31, 2009

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Ultra Short-Term Income Fund	25

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended May 31
ADMINISTRATOR CLASS		2012	2011	2010[1]	2010	2009	2008
Net asset value, beginning of period	$8.52	$8.48	$8.48	$8.45	$8.00	$8.68	$9.06
Net investment income	0.04	0.11	0.11	0.04	0.19	0.32	0.46
Net realized and unrealized gains (losses) on investments	0.00 [2]	0.04	0.02	0.03	0.46	(0.68)	(0.38)

Total from investment operations	0.04	0.15	0.13	0.07	0.65	(0.36)	0.08
Distirbutions to shareholders from
Net investment income	(0.04)	(0.11)	(0.13)	(0.04)	(0.20)	(0.32)	(0.46)
Net asset value, end of period	$8.52	$8.52	$8.48	$8.48	$8.45	$8.00	$8.68
Total return[3]	0.49%	1.74%	1.52%	0.86%	8.41%	(4.15)%	0.84%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.82%	0.79%	0.79%	0.81%	0.81%	0.90%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.57%
Net investment income	0.94%	1.26%	1.33%	1.65%	2.32%	3.77%	5.03%
Supplemental data
Portfolio turnover rate	29%	61%	60%	9%	45%	32%	48%
Net assets, end of period (000s omitted)	$81,862	$103,810	$107,449	$205,587	$82,835	$59,184	$28,254

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Ultra Short-Term Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended May 31
INSTITUTIONAL CLASS		2012	2011	2010[1]	2010	2009	2008
Net asset value, beginning of period	$8.55	$8.51	$8.51	$8.48	$8.03	$8.71	$9.09
Net investment income	0.05	0.13	0.13	0.04	0.19	0.33	0.47
Net realized and unrealized gains (losses) on investments	0.00 [2]	0.04	0.02	0.04	0.49	(0.67)	(0.37)

Total from investment operations	0.05	0.17	0.15	0.08	0.68	(0.34)	0.10
Distributions to shareholders from
Net investment income	(0.05)	(0.13)	(0.15)	(0.05)	(0.23)	(0.34)	(0.48)
Net asset value, end of period	$8.55	$8.55	$8.51	$8.51	$8.48	$8.03	$8.71
Total return[3]	0.59%	1.94%	1.72%	1.03%	8.48%	(3.93)%	1.07%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.55%	0.54%	0.54%	0.57%	0.59%	0.63%
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.15%	1.46%	1.50%	2.01%	2.26%	4.09%	5.24%
Supplemental data
Portfolio turnover rate	29%	61%	60%	9%	45%	32%	48%
Net assets, end of period (000s omitted)	$699,876	$588,228	$596,838	$260,747	$197,087	$27,680	$61,898

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Ultra Short-Term Income Fund	27

(For a share outstanding throughout each period)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31			Year ended May 31
INVESTOR CLASS		2012	2011	2010[1]	2010	2009	2008
Net asset value, beginning of period	$8.56	$8.52	$8.52	$8.48	$8.03	$8.71	$9.09
Net investment income	0.03	0.09	0.10	0.04	0.18	0.31	0.43
Net realized and unrealized gains (losses) on investments	0.00 [2]	0.04	0.01	0.04	0.47	(0.68)	(0.37)

Total from investment operations	0.03	0.13	0.11	0.08	0.65	(0.37)	0.06
Distributions to shareholders from
Net investment income	(0.03)	(0.09)	(0.11)	(0.04)	(0.20)	(0.31)	(0.44)
Net asset value, end of period	$8.56	$8.56	$8.52	$8.52	$8.48	$8.03	$8.71
Total return[3]	0.40%	1.56%	1.34%	0.93%	8.18%	(4.32)%	0.64%
Ratios to average net assets (annualized)
Gross expenses	0.88%	0.91%	0.90%	0.92%	0.98%	0.99%	1.21%
Net expenses	0.73%	0.73%	0.73%	0.74%	0.75%	0.75%	0.78%
Net investment income	0.76%	1.08%	1.15%	1.66%	2.16%	3.69%	4.86%
Supplemental data
Portfolio turnover rate	29%	61%	60%	9%	45%	32%	48%
Net assets, end of period (000s omitted)	$343,790	$351,969	$384,998	$436,991	$453,772	$423,039	$594,246

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Ultra Short-Term Income Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Ultra Short-Term Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities

Notes to financial statements (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	29

lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

30	Wells Fargo Advantage Ultra Short-Term Income Fund	Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

At August 31, 2012, net capital loss carryforwards, which were available to offset future net realized capital gains, were as follows:

Pre-enactment capital loss expiration*							Post-enactment capital loss**
2013	2014	2015	2016	2017	2018	2019	Short-term	Long-term
$477,614	$25,866,042	$2,154,408	$8,848,032	$35,029,445	$7,738,751	$7,448,920	$973,451	$3,552,534

*	Losses incurred in taxable years beginning before December 22, 2010.

**	Losses incurred in taxable years which began after December 22, 2010 are carried forward for an unlimited period.

As of August 31, 2012, the Fund had $14,340,844 of current year deferred post-October capital losses which will be recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	31

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Agency securities	$0	$132,559,606	$0	$132,559,606

Asset-backed securities	0	141,557,852	0	141,557,852

Corporate bonds and notes	0	506,418,305	0	506,418,305

Municipal obligations	0	68,992,273	0	68,992,273

Non-agency mortgage backed securities	0	120,460,542	0	120,460,542

Yankee corporate bonds and notes	0	245,570,927	0	245,570,927

Short-term investments
Investment companies	81,349,139	4,256,788	0	85,605,927
U.S. Treasury securities	699,977	0	0	699,977
	$82,049,116	$1,219,816,293	$0	$1,301,865,409

Further details on the major security types listed above can be found in the Portfolio of Investments.

As of February 28, 2013, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$(352,608)	$0	$0	$(352,608)
+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended February 28, 2013, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. Prior to January 1, 2013, the annual advisory started at 0.40% and declined to 0.30% as the average daily net assets of the Fund increased. For the six months ended February 28, 2013, the advisory fee was equivalent to an annual rate of 0.36% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

32	Wells Fargo Advantage Ultra Short-Term Income Fund	Notes to financial statements (unaudited)

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.70% for Class A shares, 1.45% for Class C shares, 0.55% for Administrator Class shares, 0.35% for Institutional Class, and 0.73% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended February 28, 2013, Wells Fargo Funds Distributor, LLC received $1,396 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2013 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$81,016,971	$450,170,099	$32,784,199	$297,478,621

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2013, the Fund entered into futures contracts to speculate on interest rates and to help shorten or lengthen the duration of the portfolio.

At February 28, 2013, the Fund had short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at February 28, 2013	Unrealized losses
6-28-2013	303 Short	5-Year U.S. Treasury Notes	$37,567,266	$(121,302)
6-28-2013	2,111 Short	2-Year U.S. Treasury Notes	465,409,531	(231,306)

Notes to financial statements (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	33

The Fund had an average notional amount of $433,897,646 in short futures contracts during the year ended February 28, 2013.

On February 28, 2013, the cumulative unrealized losses on futures contracts in the amount of $352,608 is reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains or losses on futures contracts are reflected in the Statement of Operations.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended February 28, 2013, the Fund paid $1,334 in commitment fees.

For the six months ended February 28, 2013, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

34	Wells Fargo Advantage Ultra Short-Term Income Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	35

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 135 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

36	Wells Fargo Advantage Ultra Short-Term Income Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 74 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 74 funds in the Fund Complex.
2.	The Statement of Additional Information includes additional information about the Trustees and is available,without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Ultra Short-Term Income Fund	37

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

215352 04-13 SA223/SAR223 2-13

ITEM 2.	CODE OF ETHICS

Not required in this filing

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6.	PORTFOLIO OF INVESTMENTS

The Portfolio of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 94.56%
FDIC Series 2010-S1 Class 1A ±144A	0.75%	2-25-2048	$9,623,032	$9,642,162
Federal Agricultural Mortgage Corporation Series 2000-A Class A ±	5.46	12-15-2039	884,241	883,242
FHLMC ±	2.06	1-1-2024	61,408	61,589
FHLMC ±	2.13	5-1-2028	598,212	636,138
FHLMC ±	2.14	6-1-2020	2,928	2,935
FHLMC ±	2.14	5-1-2020	1,881	1,890
FHLMC ±	2.14	1-1-2023	69,877	72,395
FHLMC ±	2.18	3-1-2025	155,172	159,838
FHLMC ±	2.19	5-1-2020	1,017	1,033
FHLMC ±	2.23	8-1-2033	3,810,087	4,056,562
FHLMC ±	2.24	3-1-2020	3,080	3,098
FHLMC ±	2.24	12-1-2017	15,917	15,987
FHLMC ±	2.25	12-1-2017	43,406	45,449
FHLMC ±	2.25	5-1-2018	1,218	1,273
FHLMC ±	2.25	6-1-2018	15,672	16,384
FHLMC ±	2.25	9-1-2018	2,898	3,048
FHLMC ±	2.25	5-1-2019	9,265	9,345
FHLMC ±	2.25	7-1-2030	31,539	33,107
FHLMC ±	2.26	7-1-2019	2,311	2,319
FHLMC ±	2.26	9-1-2016	7,284	7,375
FHLMC ±	2.26	11-1-2016	135,873	141,617
FHLMC ±	2.26	7-1-2018	3,530	3,602
FHLMC ±	2.26	1-1-2019	9,674	10,123
FHLMC ±	2.26	2-1-2019	16,692	17,468
FHLMC ±	2.26	2-1-2035	578,498	606,969
FHLMC ±	2.27	1-1-2030	50,813	54,292
FHLMC ±	2.29	1-1-2030	10,841	11,328
FHLMC ±	2.29	1-1-2030	19,431	20,430
FHLMC ±	2.29	7-1-2030	213,539	225,671
FHLMC ±	2.31	8-1-2034	2,607,013	2,761,447
FHLMC ±	2.31	7-1-2024	59,450	61,630
FHLMC ±	2.31	2-1-2035	2,481,967	2,635,535
FHLMC ±	2.32	4-1-2023	568,662	583,321
FHLMC ±	2.32	8-1-2036	6,792,852	7,264,399
FHLMC ±	2.33	6-1-2036	10,513,669	11,167,010
FHLMC ±	2.35	8-1-2033	787,935	835,905
FHLMC ±	2.35	7-1-2036	1,128,670	1,201,017
FHLMC ±	2.35	10-1-2033	70,431	72,939
FHLMC ±	2.35	5-1-2032	83,465	84,919
FHLMC ±	2.35	5-1-2034	5,414,812	5,771,491
FHLMC ±	2.36	9-1-2035	3,987,147	4,251,072
FHLMC ±	2.36	12-1-2034	1,263,230	1,345,532
FHLMC ±	2.36	3-1-2035	9,988,533	10,658,331
FHLMC ±	2.36	7-1-2036	7,922,161	8,455,614
FHLMC ±	2.37	2-1-2036	1,958,341	2,098,038
FHLMC ±	2.37	5-1-2036	2,824,760	3,009,743
FHLMC ±	2.37	1-1-2036	4,564,951	4,881,348
FHLMC ±	2.38	1-1-2029	10,973	11,235
FHLMC ±	2.38	12-1-2032	3,377,447	3,609,679
FHLMC ±	2.38	7-1-2035	6,410,873	6,832,600

2	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC ±	2.38%	1-1-2037	$4,731,037	$5,041,229
FHLMC ±	2.38	12-1-2032	5,811,739	6,192,465
FHLMC ±	2.38	8-1-2035	7,300,323	7,803,022
FHLMC ±	2.39	8-1-2027	12,258	12,501
FHLMC ±	2.39	4-1-2034	6,778,735	7,279,559
FHLMC ±	2.39	2-1-2036	2,073,623	2,203,888
FHLMC ±	2.39	8-1-2035	2,048,539	2,183,399
FHLMC ±	2.40	11-1-2029	216,234	230,986
FHLMC ±	2.40	10-1-2030	27,995	29,394
FHLMC ±	2.40	3-1-2027	350,655	374,976
FHLMC ±	2.40	9-1-2030	821,419	875,887
FHLMC ±	2.40	2-1-2035	9,153,053	9,769,404
FHLMC ±	2.40	11-1-2022	534,230	548,136
FHLMC ±	2.41	10-1-2035	7,529,057	8,081,503
FHLMC ±	2.41	12-1-2034	7,489,997	8,011,559
FHLMC ±	2.41	11-1-2029	516,867	551,361
FHLMC ±	2.41	4-1-2035	1,868,908	1,999,149
FHLMC ±	2.42	2-1-2036	3,466,344	3,703,572
FHLMC ±	2.42	11-1-2036	2,313,304	2,477,012
FHLMC ±	2.42	9-1-2033	701,805	746,114
FHLMC ±	2.42	4-1-2034	8,739,071	9,374,481
FHLMC ±	2.42	10-1-2036	2,266,934	2,414,408
FHLMC ±	2.43	9-1-2033	2,305,450	2,461,485
FHLMC ±	2.43	2-1-2035	4,334,542	4,619,884
FHLMC ±	2.43	7-1-2034	12,247,674	13,017,162
FHLMC ±	2.43	3-1-2037	8,264,100	8,845,193
FHLMC ±	2.43	5-1-2034	3,952,807	4,217,211
FHLMC ±	2.44	7-1-2031	442,308	473,220
FHLMC ±	2.44	10-1-2036	1,340,035	1,434,429
FHLMC ±	2.44	6-1-2035	3,171,406	3,399,181
FHLMC ±	2.44	10-1-2033	3,799,468	4,035,793
FHLMC ±	2.45	9-1-2032	4,263,151	4,560,872
FHLMC ±	2.45	10-1-2037	2,495,011	2,653,220
FHLMC ±	2.45	10-1-2033	1,011,681	1,076,675
FHLMC ±	2.45	2-1-2034	2,226,453	2,385,984
FHLMC ±	2.45	11-1-2027	1,208,856	1,293,175
FHLMC ±	2.46	2-1-2034	5,603,367	6,002,356
FHLMC ±	2.46	11-1-2030	2,016,047	2,087,041
FHLMC ±	2.47	6-1-2035	5,178,184	5,543,317
FHLMC ±	2.47	11-1-2035	3,294,145	3,524,866
FHLMC ±	2.48	1-1-2033	264,834	265,996
FHLMC ±	2.48	2-1-2036	2,964,233	3,178,826
FHLMC ±	2.48	7-1-2038	4,367,039	4,700,564
FHLMC ±	2.48	9-1-2030	17,158,787	18,289,227
FHLMC ±	2.49	1-1-2019	1,411	1,420
FHLMC ±	2.49	10-1-2033	3,834,343	4,096,037
FHLMC ±	2.50	1-1-2028	44,700	47,851
FHLMC ±	2.50	9-1-2033	1,814,011	1,943,027
FHLMC ±	2.50	5-1-2038	4,601,385	4,904,200
FHLMC ±	2.51	8-1-2018	4,655	4,918

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	3

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC ±	2.51%	5-1-2025	$121,116	$129,558
FHLMC ±	2.52	1-1-2028	8,513	9,122
FHLMC ±	2.53	7-1-2029	117,292	124,943
FHLMC ±	2.53	3-1-2018	24,107	24,425
FHLMC ±	2.53	8-1-2018	330	330
FHLMC ±	2.54	7-1-2034	1,555,106	1,673,606
FHLMC ±	2.54	10-1-2030	4,012,640	4,305,444
FHLMC ±	2.54	6-1-2035	1,607,287	1,722,551
FHLMC ±	2.54	10-1-2029	153,264	163,948
FHLMC ±	2.55	6-1-2025	124,178	125,984
FHLMC ±	2.55	8-1-2029	189,984	193,140
FHLMC ±	2.55	6-1-2028	545,038	568,661
FHLMC ±	2.57	6-1-2020	149,735	159,452
FHLMC ±	2.57	10-1-2024	278,187	297,325
FHLMC ±	2.57	9-1-2031	260,719	266,056
FHLMC ±	2.58	4-1-2034	1,507,504	1,605,560
FHLMC ±	2.58	6-1-2024	38,538	41,067
FHLMC ±	2.58	4-1-2029	353,745	367,791
FHLMC ±	2.58	2-1-2035	3,453,159	3,698,141
FHLMC ±	2.59	7-1-2027	961,090	1,030,881
FHLMC ±	2.59	7-1-2037	1,575,507	1,684,738
FHLMC ±	2.60	7-1-2034	3,066,541	3,278,433
FHLMC ±	2.60	3-1-2036	2,056,982	2,193,556
FHLMC ±	2.60	10-1-2025	156,405	158,335
FHLMC ±	2.60	10-1-2025	49,872	50,099
FHLMC ±	2.60	2-1-2030	98,880	105,398
FHLMC ±	2.60	6-1-2030	175,304	178,302
FHLMC ±	2.60	6-1-2030	803,592	861,196
FHLMC ±	2.63	11-1-2018	20,349	20,514
FHLMC ±	2.64	6-1-2026	2,330,660	2,506,019
FHLMC ±	2.64	6-1-2030	155,129	166,043
FHLMC ±	2.65	1-1-2022	36,392	36,768
FHLMC ±	2.66	11-1-2029	364,476	372,457
FHLMC ±	2.67	8-1-2036	5,846,354	6,243,911
FHLMC ±	2.68	4-1-2020	48,334	51,764
FHLMC ±	2.69	7-1-2017	41,606	44,066
FHLMC ±	2.71	8-1-2030	9,045,308	9,678,007
FHLMC ±	2.72	5-1-2028	490,389	504,478
FHLMC ±	2.72	11-1-2026	418,751	430,776
FHLMC ±	2.73	6-1-2032	265,275	267,918
FHLMC ±	2.74	1-1-2035	966,196	1,024,948
FHLMC ±	2.74	12-1-2036	880,912	938,334
FHLMC ±	2.75	6-1-2033	3,707,362	3,969,774
FHLMC ±	2.76	5-1-2033	480,671	492,949
FHLMC ±	2.77	6-1-2035	3,603,610	3,843,608
FHLMC ±	2.77	9-1-2030	193,733	197,959
FHLMC ±	2.79	8-1-2035	403,500	412,168
FHLMC ±	2.82	10-1-2018	97,636	103,080
FHLMC ±	2.82	10-1-2035	4,427,834	4,731,614
FHLMC ±	2.83	4-1-2036	5,263,389	5,614,109

4	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC ±	2.84%	10-1-2036	$1,877,373	$2,001,187
FHLMC ±	2.84	3-1-2037	4,456,935	4,768,499
FHLMC ±	2.85	6-1-2019	190,075	191,693
FHLMC ±	2.85	11-1-2035	994,434	1,055,921
FHLMC ±	2.85	5-1-2023	100,340	100,538
FHLMC ±	2.86	10-1-2035	5,608,025	5,982,235
FHLMC ±	2.87	4-1-2035	4,826,561	5,121,903
FHLMC ±	2.87	9-1-2035	7,856,861	8,421,680
FHLMC ±	2.87	4-1-2035	839,494	888,354
FHLMC ±	2.91	2-1-2037	1,017,061	1,085,399
FHLMC ±	2.91	2-1-2036	10,557,330	11,265,955
FHLMC ±	2.93	5-1-2032	314,173	327,527
FHLMC ±	2.93	4-1-2035	1,992,064	2,130,687
FHLMC ±	2.93	11-1-2035	6,406,179	6,841,212
FHLMC ±	2.94	5-1-2035	878,201	932,019
FHLMC ±	2.96	4-1-2035	3,463,656	3,699,478
FHLMC ±	2.97	2-1-2036	8,426,840	9,019,423
FHLMC ±	2.98	11-1-2032	368,888	385,124
FHLMC ±	2.98	12-1-2018	43,175	43,386
FHLMC ±	2.99	6-1-2019	142,957	150,687
FHLMC ±	3.00	10-1-2019	37,716	37,697
FHLMC	3.00	3-15-2041	1,628,999	1,649,904
FHLMC ±	3.01	4-1-2037	2,236,909	2,391,256
FHLMC ±	3.02	6-1-2022	2,754	2,778
FHLMC ±	3.03	3-1-2025	5,162,211	5,470,131
FHLMC ±	3.03	2-1-2018	6,649	6,681
FHLMC ±	3.03	12-1-2018	37,726	37,770
FHLMC ±	3.03	3-1-2032	2,279,187	2,440,767
FHLMC ±	3.08	5-1-2039	3,519,397	3,762,589
FHLMC ±	3.08	6-1-2029	1,908,518	2,028,443
FHLMC ±	3.11	2-1-2024	38,897	38,954
FHLMC ±	3.12	2-1-2027	205,442	213,054
FHLMC ±	3.14	9-1-2016	81,234	81,571
FHLMC ±	3.21	12-1-2025	689,006	714,411
FHLMC ±	3.24	8-1-2029	269,806	275,334
FHLMC ±	3.27	4-1-2019	34,027	34,118
FHLMC ±	3.38	8-1-2019	24,984	25,070
FHLMC ±	3.43	1-1-2026	15,168	15,221
FHLMC ±	3.45	7-1-2028	107,647	108,952
FHLMC ±	3.53	6-1-2035	2,927,869	3,139,719
FHLMC ±	3.54	7-1-2018	148,814	150,345
FHLMC ±	3.60	6-1-2021	227,107	240,474
FHLMC ±	3.69	12-1-2025	1,118,674	1,201,134
FHLMC ±	3.77	2-1-2021	52,315	52,858
FHLMC ±	3.84	11-1-2026	211,344	220,419
FHLMC ±	3.92	1-1-2017	1,409	1,450
FHLMC ±	3.95	6-1-2033	1,009,806	1,079,753
FHLMC ±	4.01	4-1-2023	246,206	251,260
FHLMC ±	4.06	5-1-2031	263,082	267,717
FHLMC ±	4.38	8-1-2029	46,393	47,470

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC ±	4.47%	10-1-2029	$9,277	$9,298
FHLMC ±	4.50	2-1-2029	292,821	297,254
FHLMC ±	4.71	4-1-2032	153,171	155,811
FHLMC ±	4.72	8-1-2027	87,097	87,401
FHLMC ±	5.50	8-1-2024	814,432	877,114
FHLMC	6.50	4-1-2018	137,906	152,900
FHLMC	7.00	9-1-2035	70,465	79,487
FHLMC	7.50	1-1-2016	32,847	34,840
FHLMC	7.50	6-1-2016	10,242	10,634
FHLMC	8.50	5-1-2020	171,813	189,884
FHLMC	8.50	9-1-2022	32,556	33,315
FHLMC Series 0020 Class F ±	1.15	7-1-2029	35,777	36,156
FHLMC Series 1671 Class QA ±	2.02	2-15-2024	590,190	612,045
FHLMC Series 1686 Class FE ±	2.17	2-15-2024	57,056	58,374
FHLMC Series 1730 Class FA ±	1.27	5-15-2024	456,084	468,279
FHLMC Series 2315 Class FW ±	0.75	4-15-2027	273,056	274,835
FHLMC Series 2391 Class EF ±	0.70	6-15-2031	252,894	253,877
FHLMC Series 2454 Class SL ±(c)	7.80	3-15-2032	602,411	118,256
FHLMC Series 2461 Class FI ±	0.70	4-15-2028	374,355	377,171
FHLMC Series 2464 Class FE ±	1.20	3-15-2032	392,636	401,782
FHLMC Series 2466 Class FV ±	0.75	3-15-2032	594,868	600,038
FHLMC Series T-48 Class 2A ±	3.39	7-25-2033	3,873,384	3,981,118
FHLMC Series T-54 Class 4A ±	3.09	2-25-2043	2,814,740	2,931,127
FHLMC Series T-55 Class 1A1	6.50	3-25-2043	129,995	148,450
FHLMC Series T-66 Class 2A1 ±	2.88	1-25-2036	5,078,878	5,290,042
FHLMC Series T-67 Class 1A1C ±	3.05	3-25-2036	18,504,924	19,332,279
FHLMC Series T-67 Class 2A1C ±	3.06	3-25-2036	10,303,443	10,819,069
FHLMC Series T-75 Class A1 ±	0.24	12-25-2036	3,979,860	3,954,401
FNMA ±	2.30	12-1-2034	2,897,495	3,079,181
FNMA ±	1.38	1-1-2021	6,128	6,315
FNMA ±	1.38	1-1-2021	7,695	7,785
FNMA ±	1.40	6-1-2021	109,125	111,590
FNMA ±	1.45	12-1-2020	63,436	63,670
FNMA ±	1.57	12-1-2030	237,485	245,716
FNMA ±	1.63	12-1-2016	1,633	1,638
FNMA ±	1.63	7-1-2017	1,982	1,992
FNMA ±	1.65	8-1-2032	288,228	288,099
FNMA ±	1.69	3-1-2015	16,659	17,132
FNMA ±	1.71	3-1-2034	861,454	886,769
FNMA ±	1.79	4-1-2033	1,121,669	1,185,866
FNMA ±	1.83	9-1-2032	69,678	70,140
FNMA ±	1.86	1-1-2032	479,953	486,816
FNMA ±	1.87	5-1-2018	10,094	10,114
FNMA ±	1.88	7-1-2020	19,291	19,461
FNMA ±	1.88	8-1-2032	177,707	185,744
FNMA ±	1.88	12-1-2031	30,340	30,612
FNMA ±	1.89	5-1-2029	464,924	493,485
FNMA ±	1.92	12-1-2022	18,417	18,500
FNMA ±	1.96	10-1-2017	13,582	13,791
FNMA ±	1.99	1-1-2032	39,412	39,667

6	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.00%	8-1-2033	$4,307	$4,335
FNMA ±	2.00	1-1-2022	14,784	14,819
FNMA ±	2.01	8-1-2031	80,695	82,115
FNMA ±	2.01	7-1-2032	231,593	231,993
FNMA ±	2.02	6-1-2032	161,930	162,920
FNMA ±	2.06	2-1-2033	279,660	293,717
FNMA ±	2.07	10-1-2035	12,277,520	12,891,678
FNMA ±	2.07	6-1-2031	350,173	370,499
FNMA ±	2.07	1-1-2035	4,673,697	4,960,113
FNMA ±	2.08	8-1-2033	712,655	731,665
FNMA ±	2.09	12-1-2031	421,073	444,398
FNMA ±	2.10	12-1-2035	11,603,745	12,206,406
FNMA ±	2.12	1-1-2036	6,390,555	6,732,281
FNMA ±	2.12	12-1-2031	177,484	186,861
FNMA ±	2.13	10-1-2018	158,263	165,355
FNMA ±	2.13	8-1-2031	170,701	173,888
FNMA ±	2.14	9-1-2031	429,612	451,840
FNMA ±	2.15	7-1-2018	3,247	3,253
FNMA ±	2.15	2-1-2035	5,860,551	6,191,109
FNMA ±	2.16	6-1-2018	2,502	2,564
FNMA ±	2.17	8-1-2031	153,157	153,219
FNMA ±	2.17	4-1-2030	200,379	213,151
FNMA ±	2.19	11-1-2027	68,576	72,876
FNMA ±	2.19	6-1-2034	1,129,722	1,201,551
FNMA ±	2.20	7-1-2035	2,937,775	3,088,145
FNMA ±	2.21	11-1-2017	225,407	239,735
FNMA ±	2.21	8-1-2025	55,693	58,848
FNMA ±	2.23	9-1-2036	2,417,810	2,580,861
FNMA ±	2.24	12-1-2025	26,731	26,853
FNMA ±	2.24	8-1-2026	121,705	123,087
FNMA ±	2.25	3-1-2031	46,625	49,000
FNMA ±	2.25	7-1-2017	4,541	4,590
FNMA ±	2.25	1-1-2018	907,165	951,950
FNMA ±	2.25	2-1-2020	20,390	21,289
FNMA ±	2.25	3-1-2021	1,389	1,441
FNMA ±	2.25	10-1-2025	178,617	187,135
FNMA ±	2.25	1-1-2027	48,975	52,046
FNMA ±	2.25	3-1-2030	48,480	50,837
FNMA ±	2.25	4-1-2042	5,156,878	5,421,681
FNMA ±	2.25	10-1-2044	3,063,663	3,223,352
FNMA ±	2.25	5-1-2033	1,665,846	1,776,107
FNMA ±	2.25	1-1-2019	4,818	4,808
FNMA ±	2.26	4-1-2035	4,868,450	5,189,796
FNMA ±	2.26	7-1-2036	5,214,799	5,569,315
FNMA ±	2.26	8-1-2035	853,356	891,084
FNMA ±	2.26	7-1-2035	2,497,869	2,658,401
FNMA ±	2.26	7-1-2038	2,217,470	2,358,630
FNMA ±	2.26	9-1-2032	9,882,007	10,521,030
FNMA ±	2.26	10-1-2017	82,772	84,491
FNMA ±	2.26	1-1-2018	95,065	97,890

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.26%	11-1-2023	$49,013	$50,581
FNMA ±	2.26	1-1-2035	1,762,824	1,834,425
FNMA ±	2.27	4-1-2040	425,535	453,246
FNMA ±	2.28	3-1-2034	1,011,846	1,078,506
FNMA ±	2.28	12-1-2033	2,442,371	2,608,682
FNMA ±	2.28	6-1-2033	1,773,393	1,882,236
FNMA ±	2.28	11-1-2024	16,226	16,943
FNMA ±	2.28	4-1-2019	8,504	8,547
FNMA ±	2.29	4-1-2028	49,850	50,105
FNMA ±	2.29	7-1-2035	2,490,883	2,607,962
FNMA ±	2.30	4-1-2018	541,906	569,874
FNMA ±	2.30	4-1-2021	111,732	116,640
FNMA ±	2.30	8-1-2036	6,186,615	6,524,636
FNMA ±	2.30	10-1-2035	755,091	808,486
FNMA ±	2.30	12-1-2024	41,440	43,486
FNMA ±	2.30	10-1-2033	1,126,476	1,195,209
FNMA ±	2.30	7-1-2018	637,116	671,655
FNMA ±	2.30	1-1-2036	1,966,111	2,092,590
FNMA ±	2.31	4-1-2034	6,597,766	7,036,463
FNMA ±	2.31	12-1-2035	1,272,255	1,353,299
FNMA ±	2.31	12-1-2039	461,447	492,410
FNMA ±	2.31	10-1-2035	5,163,054	5,482,016
FNMA ±	2.32	6-1-2023	919	925
FNMA ±	2.32	3-1-2035	2,256,752	2,412,702
FNMA ±	2.32	2-1-2036	1,969,812	2,090,044
FNMA ±	2.33	5-1-2034	5,608,425	5,936,041
FNMA ±	2.33	12-1-2040	15,134,809	16,164,946
FNMA ±	2.33	7-1-2048	7,836,876	8,358,576
FNMA ±	2.34	6-1-2035	2,281,876	2,428,596
FNMA ±	2.34	7-1-2035	2,983,765	3,186,828
FNMA ±	2.34	4-1-2030	20,904	22,078
FNMA ±	2.34	9-1-2032	149,560	150,176
FNMA ±	2.34	2-1-2033	7,218	7,225
FNMA ±	2.34	4-1-2033	3,087,994	3,278,929
FNMA ±	2.34	7-1-2038	1,749,991	1,877,594
FNMA ±	2.34	4-1-2034	1,000,028	1,057,399
FNMA ±	2.35	8-1-2031	144,604	146,122
FNMA ±	2.35	1-11-2035	3,869,224	4,122,331
FNMA ±	2.35	12-1-2017	100,103	101,347
FNMA ±	2.35	7-1-2035	3,059,565	3,277,479
FNMA ±	2.35	5-1-2033	986,260	1,054,258
FNMA ±	2.35	2-1-2035	7,437,416	7,945,687
FNMA ±	2.35	1-1-2027	1,147,525	1,227,828
FNMA ±	2.35	6-1-2037	525,794	555,605
FNMA ±	2.36	7-1-2025	6,496	6,671
FNMA ±	2.36	5-1-2035	4,142,041	4,409,603
FNMA ±	2.36	7-1-2028	358	385
FNMA ±	2.36	10-1-2034	891,213	957,690
FNMA ±	2.37	12-1-2024	105,033	110,699
FNMA ±	2.37	9-1-2030	329,184	351,517

8	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.37%	7-1-2035	$9,069,605	$9,662,613
FNMA ±	2.37	1-1-2038	9,489,360	10,125,155
FNMA ±	2.37	12-1-2040	5,055,550	5,381,130
FNMA ±	2.37	7-1-2038	5,020,652	5,364,896
FNMA ±	2.37	5-1-2042	9,922,660	10,579,639
FNMA ±	2.37	6-1-2027	127,318	135,901
FNMA ±	2.37	6-1-2034	7,252,310	7,721,871
FNMA ±	2.37	7-1-2038	9,678,858	10,401,970
FNMA ±	2.38	8-1-2017	1,584	1,586
FNMA ±	2.38	6-1-2025	10,623	10,677
FNMA ±	2.38	1-1-2038	1,090,303	1,136,771
FNMA ±	2.38	8-1-2026	1,272,665	1,355,998
FNMA ±	2.38	5-1-2035	1,316,175	1,383,490
FNMA ±	2.39	6-1-2034	1,927,630	2,051,950
FNMA ±	2.39	2-1-2034	5,309,513	5,670,162
FNMA ±	2.39	9-1-2034	2,280,145	2,423,934
FNMA ±	2.39	4-1-2033	1,439,079	1,527,604
FNMA ±	2.40	9-1-2039	11,236,053	12,067,723
FNMA ±	2.40	4-1-2024	87,823	93,907
FNMA ±	2.40	7-1-2024	18,218	19,119
FNMA ±	2.40	9-1-2026	126,841	129,750
FNMA ±	2.40	6-1-2027	3,820	4,029
FNMA ±	2.42	10-1-2033	109,078	114,047
FNMA ±	2.42	7-1-2048	10,242,763	10,940,997
FNMA ±	2.42	8-1-2035	1,838,138	1,917,426
FNMA ±	2.42	6-1-2035	3,568,193	3,804,323
FNMA ±	2.42	9-1-2037	1,551,783	1,661,513
FNMA ±	2.43	1-1-2035	521,517	557,077
FNMA ±	2.43	3-1-2035	7,796,399	8,337,181
FNMA ±	2.43	6-1-2026	107,067	114,756
FNMA ±	2.43	5-1-2018	205,606	207,023
FNMA ±	2.43	1-1-2034	4,612,033	4,890,744
FNMA ±	2.44	5-1-2035	3,549,935	3,800,021
FNMA ±	2.44	4-1-2024	32,559	34,199
FNMA ±	2.44	12-1-2042	2,696,086	2,866,485
FNMA ±	2.44	5-1-2025	94,663	101,221
FNMA ±	2.44	10-1-2036	2,009,976	2,133,207
FNMA ±	2.44	12-1-2040	8,531,308	9,130,795
FNMA ±	2.44	5-1-2034	1,957,700	2,095,365
FNMA ±	2.45	4-1-2028	400,720	429,410
FNMA ±	2.45	6-1-2032	57,256	57,317
FNMA ±	2.45	9-1-2028	125,652	127,910
FNMA ±	2.45	4-1-2036	7,870,698	8,447,282
FNMA ±	2.45	1-1-2028	11,481	12,168
FNMA ±	2.45	10-1-2029	277,422	283,466
FNMA ±	2.46	12-1-2028	89,890	95,928
FNMA ±	2.46	2-1-2033	524,970	561,315
FNMA ±	2.46	4-1-2018	8,010	8,266
FNMA ±	2.46	2-1-2032	2,694,687	2,830,922
FNMA ±	2.46	12-1-2034	1,945,747	2,069,008

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.47%	2-1-2035	$2,534,062	$2,709,007
FNMA ±	2.47	8-1-2017	661,600	676,275
FNMA ±	2.48	9-1-2033	73,574	73,882
FNMA ±	2.48	6-1-2027	106,327	114,058
FNMA ±	2.49	3-1-2033	3,203,203	3,424,036
FNMA ±	2.49	10-1-2024	66,818	71,214
FNMA ±	2.49	6-1-2030	237,899	254,761
FNMA ±	2.49	12-1-2021	163,372	167,799
FNMA ±	2.49	11-1-2034	4,127,602	4,431,989
FNMA ±	2.49	2-1-2036	14,068,519	15,008,834
FNMA ±	2.49	12-1-2030	1,342,365	1,438,931
FNMA ±	2.50	5-1-2017	81,566	83,378
FNMA ±	2.50	1-1-2019	177,896	184,234
FNMA ±	2.50	2-1-2019	2,621	2,639
FNMA ±	2.50	12-1-2030	91,282	92,457
FNMA ±	2.51	11-1-2024	215,635	230,332
FNMA ±	2.51	7-1-2027	517,489	555,513
FNMA ±	2.53	6-1-2024	66,378	69,771
FNMA ±	2.53	10-1-2024	462,775	495,282
FNMA ±	2.54	1-1-2032	191,850	205,355
FNMA ±	2.54	7-1-2027	130,585	140,406
FNMA ±	2.55	7-1-2017	197,274	202,036
FNMA ±	2.55	11-1-2020	1,355,440	1,414,073
FNMA ±	2.55	6-1-2032	49,143	49,735
FNMA ±	2.56	12-1-2023	13,856	13,918
FNMA ±	2.56	5-1-2036	8,008,530	8,570,459
FNMA ±	2.56	4-1-2018	876,059	900,786
FNMA ±	2.57	1-1-2036	695,460	720,036
FNMA ±	2.57	9-1-2019	12,560	12,663
FNMA ±	2.57	9-1-2022	791,414	851,323
FNMA ±	2.58	6-1-2035	4,622,254	4,916,349
FNMA ±	2.58	4-1-2033	1,116,163	1,193,191
FNMA ±	2.58	6-1-2032	383,396	385,699
FNMA ±	2.59	5-1-2027	111,396	119,312
FNMA ±	2.59	5-1-2036	1,086,479	1,154,165
FNMA ±	2.59	12-1-2033	3,514,632	3,727,932
FNMA ±	2.60	8-1-2040	1,733,914	1,854,241
FNMA ±	2.60	3-1-2035	5,988,252	6,453,532
FNMA ±	2.62	2-1-2018	12,256	12,557
FNMA ±	2.62	4-1-2032	47,471	50,220
FNMA ±	2.63	7-1-2017	7,896	8,168
FNMA ±	2.63	6-1-2019	1,302	1,303
FNMA ±	2.63	3-1-2027	213,280	214,058
FNMA ±	2.63	10-1-2029	643,038	690,018
FNMA ±	2.64	11-1-2024	102,130	104,169
FNMA ±	2.65	10-1-2024	58,593	58,828
FNMA ±	2.65	5-1-2036	6,675,334	7,187,436
FNMA ±	2.65	6-1-2040	1,386,145	1,461,143
FNMA ±	2.66	2-1-2036	8,200,385	8,777,438
FNMA ±	2.66	1-1-2040	945,284	1,005,542

10	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.66%	5-1-2019	$2,472	$2,487
FNMA ±	2.66	9-1-2030	1,092,946	1,172,848
FNMA ±	2.66	5-1-2035	3,490,930	3,730,562
FNMA ±	2.67	1-1-2035	4,215,080	4,459,826
FNMA ±	2.67	11-1-2017	114,557	117,916
FNMA ±	2.68	5-1-2035	4,592,007	4,962,138
FNMA ±	2.68	3-1-2033	1,081,139	1,144,057
FNMA ±	2.68	6-1-2032	261,266	280,064
FNMA ±	2.69	2-1-2035	2,621,210	2,780,861
FNMA ±	2.69	7-1-2035	5,309,988	5,665,496
FNMA ±	2.69	10-1-2018	922,944	957,160
FNMA ±	2.69	7-1-2020	218,574	230,941
FNMA ±	2.70	3-1-2032	150,698	161,790
FNMA ±	2.71	6-1-2017	40,406	40,608
FNMA ±	2.71	11-1-2018	4,284	4,304
FNMA ±	2.72	4-1-2026	9,925	9,956
FNMA ±	2.72	2-1-2028	52,596	56,199
FNMA ±	2.73	9-1-2033	67,475	70,985
FNMA ±	2.73	4-1-2030	45,098	47,774
FNMA ±	2.74	5-1-2033	8,393,603	8,889,964
FNMA ±	2.74	9-1-2017	575,971	597,092
FNMA ±	2.74	10-1-2018	186,992	192,722
FNMA ±	2.75	5-1-2032	309,281	312,860
FNMA ±	2.75	5-1-2036	4,363,258	4,647,199
FNMA ±	2.75	6-1-2016	143,576	150,619
FNMA ±	2.75	7-1-2016	24,069	25,236
FNMA ±	2.75	5-1-2017	66,121	66,285
FNMA ±	2.75	12-1-2028	229,984	242,702
FNMA ±	2.76	5-1-2018	559,930	583,630
FNMA ±	2.77	4-1-2034	2,338,556	2,486,955
FNMA ±	2.77	1-1-2029	32,264	34,013
FNMA ±	2.78	6-1-2033	451,261	480,303
FNMA ±	2.78	11-1-2022	96,280	101,948
FNMA ±	2.79	9-1-2036	1,823,117	1,948,011
FNMA ±	2.79	9-1-2034	3,035,389	3,228,886
FNMA ±	2.79	7-1-2020	2,921,138	3,003,832
FNMA ±	2.79	7-1-2039	3,693,242	4,021,344
FNMA ±	2.79	8-1-2039	9,321,265	9,921,721
FNMA ±	2.80	7-1-2035	2,018,502	2,159,196
FNMA ±	2.81	1-1-2036	213,695	223,851
FNMA ±	2.81	11-1-2034	3,222,116	3,468,374
FNMA ±	2.81	8-1-2018	98,523	103,711
FNMA ±	2.81	10-1-2025	16,563	17,824
FNMA ±	2.81	11-1-2035	19,819,201	21,466,466
FNMA ±	2.83	3-1-2033	8,552	8,572
FNMA ±	2.83	9-1-2032	193,163	199,542
FNMA ±	2.84	12-1-2046	2,062,478	2,204,677
FNMA ±	2.85	4-1-2035	3,529,851	3,773,382
FNMA ±	2.85	12-1-2033	3,668,792	3,911,285
FNMA ±	2.85	1-1-2033	3,664,559	3,925,844

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.87%	4-1-2033	$787,562	$836,707
FNMA ±	2.89	7-1-2028	396,633	426,224
FNMA ±	2.89	10-1-2028	312,289	336,010
FNMA ±	2.89	5-1-2028	103,953	107,946
FNMA ±	2.89	9-1-2037	9,291,505	9,955,392
FNMA ±	2.90	1-1-2036	13,870,737	14,797,490
FNMA ±	2.91	4-1-2035	3,503,626	3,742,097
FNMA ±	2.91	8-1-2035	5,022,832	5,356,233
FNMA ±	2.91	7-1-2036	4,113,468	4,395,732
FNMA ±	2.91	7-1-2019	4,168	4,321
FNMA ±	2.93	7-1-2033	2,045,525	2,189,476
FNMA ±	2.93	1-1-2025	77,988	78,146
FNMA ±	2.94	9-1-2032	2,160,957	2,343,320
FNMA ±	2.95	10-1-2033	22,826,023	24,466,142
FNMA ±	2.98	9-1-2019	83,873	84,296
FNMA ±	2.98	4-1-2040	3,598,978	3,885,705
FNMA ±	2.98	10-1-2024	20,563	21,982
FNMA ±	2.98	1-1-2033	179,918	181,212
FNMA ±	2.98	9-1-2033	44,739	44,785
FNMA ±	2.99	10-1-2017	9,988	10,006
FNMA ±	3.00	8-1-2030	267,072	276,722
FNMA ±	3.00	6-1-2018	45,845	45,870
FNMA ±	3.02	3-1-2019	1,079,295	1,132,217
FNMA ±	3.03	10-1-2034	940,061	1,005,212
FNMA ±	3.03	5-1-2028	347,846	360,725
FNMA ±	3.05	8-1-2035	5,483,100	5,855,441
FNMA ±	3.08	3-1-2030	179,436	192,228
FNMA ±	3.09	8-1-2031	75,305	78,808
FNMA ±	3.09	9-1-2021	142,703	142,897
FNMA ±	3.10	1-1-2031	89,341	89,662
FNMA ±	3.12	9-1-2035	1,320,144	1,411,595
FNMA ±	3.12	1-1-2029	49,225	51,563
FNMA ±	3.12	11-1-2031	85,918	86,317
FNMA ±	3.13	11-1-2028	277,104	295,903
FNMA ±	3.14	2-1-2029	186,283	199,031
FNMA ±	3.14	8-1-2029	1,181,394	1,263,058
FNMA ±	3.15	11-1-2024	183,091	183,342
FNMA ±	3.19	5-1-2017	116,407	123,457
FNMA ±	3.20	4-1-2020	2,310,824	2,438,420
FNMA ±	3.22	7-1-2017	155,377	156,866
FNMA ±	3.23	4-1-2034	4,167,444	4,471,246
FNMA ±	3.25	9-1-2017	3,662	3,677
FNMA ±	3.28	7-1-2033	30,074	30,082
FNMA ±	3.30	7-1-2028	136,239	141,178
FNMA ±	3.42	4-1-2024	505,190	538,292
FNMA ±	3.44	11-1-2029	11,886	12,596
FNMA ±	3.45	1-1-2021	939,653	984,613
FNMA ±	3.49	2-1-2029	3,103,467	3,326,407
FNMA ±	3.54	9-1-2033	197,262	197,375
FNMA ±	3.54	5-1-2018	1,359	1,383

12	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	3.55%	1-1-2033	$75,351	$75,521
FNMA ±	3.57	10-1-2034	721,264	746,386
FNMA ±	3.58	10-1-2017	576,120	588,464
FNMA ±	3.62	7-1-2021	296,024	300,213
FNMA ±	3.73	1-1-2017	2,173	2,187
FNMA ±	3.80	4-1-2019	728	727
FNMA ±	3.82	4-1-2018	31	31
FNMA ±	3.82	3-1-2030	25,871	26,509
FNMA ±	3.82	11-1-2031	48,732	48,826
FNMA ±	3.85	9-1-2033	64,312	64,339
FNMA ±	3.90	12-1-2050	230,986	231,563
FNMA ±	3.96	4-1-2034	2,302,637	2,452,617
FNMA ±	4.00	7-1-2017	63,204	67,224
FNMA ±	4.00	3-1-2023	9,535	9,583
FNMA ±	4.00	10-1-2025	16,043	17,093
FNMA ±	4.04	2-1-2033	105,176	105,728
FNMA ±	4.16	12-1-2032	184,549	196,334
FNMA ±	4.22	6-1-2034	620,418	656,369
FNMA ±	4.23	4-1-2032	270,513	272,886
FNMA ±	4.23	9-1-2017	4,628	4,653
FNMA ±	4.26	8-1-2017	41,862	43,430
FNMA ±	4.27	5-1-2034	787,629	844,636
FNMA ±	4.30	1-1-2018	1,236	1,236
FNMA ±	4.30	9-1-2028	12,974	13,498
FNMA ±	4.34	6-1-2024	50,674	51,118
FNMA ±	4.36	9-1-2031	368,416	374,742
FNMA ±	4.42	5-1-2017	2,256	2,266
FNMA ±	4.48	12-1-2036	220,690	233,321
FNMA ±	4.50	4-1-2020	21,084	21,201
FNMA ±	4.56	10-1-2018	84	87
FNMA ±	4.57	11-1-2031	169,992	170,070
FNMA	4.60	9-1-2016	478,955	505,100
FNMA ±	4.61	2-1-2019	562,773	600,455
FNMA ±	4.65	3-1-2014	106	106
FNMA ±	4.86	1-1-2023	16,803	17,994
FNMA ±	4.87	1-1-2019	868,455	927,730
FNMA ±	4.89	6-1-2019	7,140	7,236
FNMA ±	5.03	4-1-2018	369,167	394,323
FNMA ±	5.07	6-1-2028	124,391	134,800
FNMA ±	5.16	6-1-2028	64,177	64,215
FNMA ±	5.20	9-1-2023	9,123	9,157
FNMA ±	5.25	10-1-2021	19,984	20,021
FNMA ±	5.35	11-1-2014	2,541	2,557
FNMA	5.50	9-1-2019	361,403	387,831
FNMA ±	5.55	1-1-2019	175,756	190,184
FNMA ±	5.56	11-1-2019	473	472
FNMA ±	5.85	3-1-2014	10,091	10,740
FNMA ±	5.88	5-1-2025	1,354	1,362
FNMA ±	5.96	9-1-2017	810	834
FNMA ±	6.00	2-1-2017	4,781	4,806

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	6.00%	1-1-2020	$23,571	$24,274
FNMA ±	6.45	2-1-2034	87,146	87,548
FNMA	6.50	8-1-2028	310,895	347,375
FNMA	6.50	5-1-2031	245,191	277,469
FNMA ±	6.72	3-1-2023	6,983	6,993
FNMA	7.00	11-1-2014	4,693	4,853
FNMA	7.00	11-1-2017	38,321	41,932
FNMA	7.06	11-1-2024	56,745	64,240
FNMA	7.06	12-1-2024	37,664	42,638
FNMA	7.06	1-1-2025	35,417	40,095
FNMA	7.06	3-1-2025	71,514	80,960
FNMA	7.06	3-1-2025	13,698	15,507
FNMA	7.06	4-1-2025	25,476	29,014
FNMA	7.06	1-1-2027	65,657	77,472
FNMA	7.50	2-1-2016	250,300	266,307
FNMA	7.50	1-1-2031	258,370	311,902
FNMA	7.50	1-1-2033	408,639	491,484
FNMA	7.50	5-1-2033	369,735	446,842
FNMA	7.50	5-1-2033	299,230	358,045
FNMA	7.50	6-1-2033	262,608	316,623
FNMA	7.50	7-1-2033	299,763	366,283
FNMA	7.50	8-1-2033	269,748	328,915
FNMA ±	7.75	1-1-2026	321	323
FNMA	8.00	12-1-2026	168,495	204,538
FNMA	8.00	2-1-2030	795	915
FNMA	8.00	3-1-2030	461	555
FNMA	8.00	2-1-2031	13,013	13,394
FNMA	8.00	7-1-2031	51,010	52,563
FNMA	8.00	5-1-2033	343,419	420,056
FNMA	8.50	10-1-2026	20,947	25,194
FNMA	8.50	2-1-2027	72,251	79,395
FNMA	8.50	6-1-2030	125,906	145,280
FNMA	8.51	8-1-2024	115,223	123,964
FNMA	9.00	5-1-2021	745	747
FNMA	9.00	7-1-2030	19,008	19,083
FNMA ±	9.10	10-1-2024	1,271	1,273
FNMA	9.50	8-1-2021	63,352	71,728
FNMA	9.50	12-1-2024	38,409	39,514
FNMA	10.00	1-1-2021	37,149	38,844
FNMA	10.50	4-1-2019	4,826	4,848
FNMA	11.00	1-1-2018	11,626	13,284
FNMA	12.50	7-1-2015	788	792
FNMA Series 1989-74 Class J	9.80	10-25-2019	47,464	54,828
FNMA Series 1989-96 Class H	9.00	12-25-2019	17,551	19,845
FNMA Series 1992-39 Class FA ±	1.38	3-25-2022	334,049	345,195
FNMA Series 1992-45 Class F ±	1.38	4-25-2022	61,560	61,083
FNMA Series 1992-87 Class Z	8.00	5-25-2022	43,856	50,339
FNMA Series 1993-113 Class FA ±	1.36	7-25-2023	253,622	260,084
FNMA Series 1994-14 Class F ±	2.67	10-25-2023	548,270	566,128
FNMA Series 1998-T2 Class A5 ±	2.42	1-25-2032	1,372,671	1,407,250

14	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA Series 2001-50 Class BA	7.00%	10-25-2041	$380,658	$403,921
FNMA Series 2001-63 Class FD ±	0.80	12-18-2031	318,221	320,977
FNMA Series 2001-81 Class F ±	0.75	1-25-2032	216,472	218,645
FNMA Series 2001-T08 Class A1	7.50	7-25-2041	263,680	287,985
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	6,288,723	7,661,142
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	488,175	571,528
FNMA Series 2001-T12 Class A4 ±	3.36	8-25-2041	10,123,005	10,767,283
FNMA Series 2001-W03 Class A ±	7.00	9-25-2041	1,362,582	1,610,031
FNMA Series 2002-05 Class FD ±	1.10	2-25-2032	538,863	547,854
FNMA Series 2002-66 Class A3 ±	3.10	4-25-2042	14,364,266	15,407,471
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	1,737,379	2,096,674
FNMA Series 2002-T12 Class A5 ±	3.40	10-25-2041	3,426,523	3,514,900
FNMA Series 2002-T19 Class A4 ±	3.33	3-25-2042	213,782	224,378
FNMA Series 2002-W1 Class 3A ±	3.19	4-25-2042	2,284,925	2,338,708
FNMA Series 2002-W4 Class A6 ±	3.32	5-25-2042	3,697,985	3,963,289
FNMA Series 2003-07 Class A2 ±	2.44	5-25-2042	1,667,985	1,754,488
FNMA Series 2003-63 Class A8 ±	2.61	1-25-2043	2,596,072	2,790,975
FNMA Series 2003-W02 Class 1A3	7.50	7-25-2042	590,333	729,854
FNMA Series 2003-W04 Class 5A ±	3.17	10-25-2042	2,190,178	2,312,558
FNMA Series 2003-W08 Class 4A ±	3.15	11-25-2042	2,763,198	2,908,166
FNMA Series 2003-W10 Class 2A ±	3.21	6-25-2043	5,325,474	5,652,799
FNMA Series 2003-W18 Class 2A ±	3.36	6-25-2043	19,091,938	20,316,763
FNMA Series 2004-T3 Class 1A3	7.00	2-25-2044	1,024,427	1,218,032
FNMA Series 2004-T3 Class 2A ±	3.14	8-25-2043	2,519,315	2,670,363
FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	419,504	514,328
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	491,081	585,539
FNMA Series 2004-W1 Class 3A ±	3.31	1-25-2043	162,170	173,071
FNMA Series 2004-W12 Class 2A ±	3.42	6-25-2044	9,788,844	10,486,876
FNMA Series 2004-W15 Class 3A ±	2.78	6-25-2044	13,359,964	14,284,379
FNMA Series 2005-W3 Class 3A ±	2.75	4-25-2045	2,486,288	2,567,378
FNMA Series 2006-W1 Class 3A ±	2.20	10-25-2045	14,129,564	14,965,822
FNMA Series 2009-95 Class AY	4.00	6-25-2023	81,459	82,646
FNMA Series G92-20 Class FB ±	1.38	4-25-2022	246,241	245,029
FNMA Series G93-1 Class K	6.68	1-25-2023	1,006,056	1,139,078
FNMA Series G93-19 Class FD ±	1.36	4-25-2023	913,166	938,977
GNMA ±	1.63	2-20-2017	15,866	16,317
GNMA ±	1.63	3-20-2017	22,821	23,767
GNMA ±	1.63	9-20-2017	30,331	31,486
GNMA ±	1.63	12-20-2021	12,770	13,319
GNMA ±	1.63	1-20-2022	154,335	160,733
GNMA ±	1.63	2-20-2022	52,917	54,797
GNMA ±	1.63	2-20-2022	132,297	137,781
GNMA ±	1.63	2-20-2022	7,946	8,275
GNMA ±	1.63	3-20-2022	150,337	156,569
GNMA ±	1.63	3-20-2022	264,601	275,569
GNMA ±	1.63	10-20-2022	46,254	48,243
GNMA ±	1.63	10-20-2022	162,202	169,175
GNMA ±	1.63	11-20-2022	100,991	105,333
GNMA ±	1.63	11-20-2022	127,127	132,593
GNMA ±	1.63	12-20-2022	37,693	39,314

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA ±	1.63%	12-20-2022	$491,853	$512,999
GNMA ±	1.63	12-20-2022	9,810	10,232
GNMA ±	1.63	1-20-2023	1,125,285	1,171,930
GNMA ±	1.63	1-20-2023	79,728	83,033
GNMA ±	1.63	2-20-2023	97,452	101,495
GNMA ±	1.63	2-20-2023	57,721	60,114
GNMA ±	1.63	2-20-2023	102,465	106,712
GNMA ±	1.63	3-20-2023	110,829	115,423
GNMA ±	1.63	10-20-2023	1,104,033	1,151,505
GNMA ±	1.63	11-20-2023	809,460	844,262
GNMA ±	1.63	11-20-2023	828,936	864,575
GNMA ±	1.63	12-20-2023	140,438	146,476
GNMA ±	1.63	12-20-2023	1,061,890	1,107,545
GNMA ±	1.63	12-20-2023	36,261	37,820
GNMA ±	1.63	11-20-2024	124,247	129,589
GNMA ±	1.63	10-20-2025	736,076	767,723
GNMA ±	1.63	1-20-2026	800,099	833,265
GNMA ±	1.63	2-20-2026	639,774	666,294
GNMA ±	1.63	10-20-2026	135,994	141,841
GNMA ±	1.63	1-20-2027	327,086	340,645
GNMA ±	1.63	1-20-2027	10,812	11,224
GNMA ±	1.63	10-20-2027	9,007	9,395
GNMA ±	1.63	1-20-2028	9,455	9,847
GNMA ±	1.63	12-20-2029	272,956	284,691
GNMA ±	1.63	1-20-2030	149,719	155,925
GNMA ±	1.63	10-20-2030	206,406	215,281
GNMA ±	1.63	11-20-2031	11,400	11,834
GNMA ±	1.63	11-20-2032	614,501	640,921
GNMA ±	1.63	2-20-2033	4,624	4,815
GNMA ±	1.63	3-20-2033	53,941	56,177
GNMA ±	1.75	5-20-2017	46,860	49,166
GNMA ±	1.75	5-20-2017	21,424	22,478
GNMA ±	1.75	6-20-2017	5,770	6,054
GNMA ±	1.75	9-20-2017	2,956	3,090
GNMA ±	1.75	6-20-2021	75,681	79,404
GNMA ±	1.75	8-20-2021	28,485	29,776
GNMA ±	1.75	8-20-2021	62,845	65,696
GNMA ±	1.75	4-20-2022	415,808	436,266
GNMA ±	1.75	4-20-2022	410,857	431,072
GNMA ±	1.75	5-20-2022	37,083	38,908
GNMA ±	1.75	5-20-2022	387,441	406,504
GNMA ±	1.75	5-20-2022	109,284	114,661
GNMA ±	1.75	6-20-2022	32,159	33,741
GNMA ±	1.75	7-20-2022	15,601	16,309
GNMA ±	1.75	9-20-2022	128,576	134,410
GNMA ±	1.75	9-20-2022	61,798	64,601
GNMA ±	1.75	9-20-2022	13,198	13,797
GNMA ±	1.75	4-20-2023	17,590	18,455
GNMA ±	1.75	4-20-2023	42,352	44,436
GNMA ±	1.75	5-20-2023	14,747	15,472

16	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA ±	1.75%	5-20-2023	$38,868	$40,780
GNMA ±	1.75	6-20-2023	389,106	408,251
GNMA ±	1.75	6-20-2023	174,042	182,605
GNMA ±	1.75	7-20-2023	6,543	6,840
GNMA ±	1.75	9-20-2023	112,813	117,931
GNMA ±	1.75	9-20-2023	436,767	456,583
GNMA ±	1.75	9-20-2023	528,003	551,958
GNMA ±	1.75	4-20-2024	56,730	59,521
GNMA ±	1.75	4-20-2024	310,094	325,351
GNMA ±	1.75	5-20-2024	260,532	273,351
GNMA ±	1.75	5-20-2024	23,932	25,110
GNMA ±	1.75	6-20-2024	28,462	29,862
GNMA ±	1.75	6-20-2024	40,730	42,734
GNMA ±	1.75	6-20-2024	151,382	158,831
GNMA ±	1.75	7-20-2024	104,109	108,832
GNMA ±	1.75	7-20-2024	777,932	813,225
GNMA ±	1.75	8-20-2024	51,516	53,853
GNMA ±	1.75	4-20-2025	173,143	181,662
GNMA ±	1.75	9-20-2025	215,386	225,158
GNMA ±	1.75	5-20-2027	30,828	32,345
GNMA ±	1.75	8-20-2027	23,616	24,688
GNMA ±	1.75	9-20-2027	4,732	4,947
GNMA ±	1.75	4-20-2032	93,468	98,067
GNMA ±	1.75	5-20-2032	245,704	257,793
GNMA ±	1.75	6-20-2032	556,587	583,973
GNMA ±	2.00	1-20-2017	12,396	12,870
GNMA ±	2.00	2-20-2017	71,234	73,956
GNMA ±	2.00	3-20-2017	12,211	12,677
GNMA ±	2.00	9-20-2017	4,593	4,783
GNMA ±	2.00	7-20-2018	596	620
GNMA ±	2.00	8-20-2018	8,897	9,263
GNMA ±	2.00	1-20-2021	25,697	26,679
GNMA ±	2.00	2-20-2021	62,649	65,043
GNMA ±	2.00	8-20-2021	14,546	15,145
GNMA ±	2.00	10-20-2021	311,475	324,049
GNMA ±	2.00	11-20-2021	37,592	39,109
GNMA ±	2.00	2-20-2022	5,603	5,817
GNMA ±	2.00	3-20-2022	48,135	49,974
GNMA ±	2.00	5-20-2022	24,363	25,440
GNMA ±	2.00	7-20-2022	8,044	8,375
GNMA ±	2.00	12-20-2022	79,833	83,056
GNMA ±	2.00	2-20-2023	11,846	12,299
GNMA ±	2.00	10-20-2024	1,396,380	1,452,750
GNMA ±	2.00	11-20-2024	663,472	690,256
GNMA ±	2.00	7-20-2025	8,964	9,333
GNMA ±	2.00	9-20-2026	134,580	140,125
GNMA ±	2.00	11-20-2026	12,815	13,332
GNMA ±	2.00	2-20-2027	8,097	8,406
GNMA ±	2.00	7-20-2027	3,199	3,330
GNMA ±	2.00	8-20-2027	4,952	5,156

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA ±	2.00%	11-20-2027	$7,471	$7,772
GNMA ±	2.10	8-20-2062	9,621,297	10,304,111
GNMA ±	2.12	9-20-2062	3,377,116	3,625,952
GNMA ±	2.13	1-20-2022	5,533	5,747
GNMA ±	2.25	7-20-2022	6,060	6,313
GNMA ±	2.25	7-20-2022	7,272	7,575
GNMA ±	2.50	7-20-2016	14,143	14,778
GNMA ±	2.50	8-20-2017	22,128	23,121
GNMA ±	2.50	10-20-2017	8,862	9,289
GNMA ±	2.50	11-20-2017	24,996	26,201
GNMA ±	2.50	12-20-2017	20,397	21,380
GNMA ±	2.50	7-20-2018	52,158	54,498
GNMA ±	2.50	8-20-2018	29,055	30,359
GNMA ±	2.50	3-20-2019	3,440	3,590
GNMA ±	2.50	11-20-2020	20,468	21,454
GNMA ±	2.50	12-20-2020	14,291	14,979
GNMA ±	2.50	5-20-2021	13,416	14,017
GNMA ±	2.50	12-20-2021	38,300	40,151
GNMA ±	2.50	7-20-2022	11,319	11,827
GNMA ±	2.50	7-20-2024	382,569	399,734
GNMA ±	2.50	8-20-2024	68,054	71,108
GNMA ±	2.50	10-20-2024	659,693	691,492
GNMA ±	2.50	12-20-2024	456,163	478,151
GNMA ±	2.50	4-20-2025	6,877	7,186
GNMA ±	2.75	10-20-2017	53,378	55,702
GNMA ±	3.00	2-20-2016	10,612	11,116
GNMA ±	3.00	3-20-2016	22,789	23,871
GNMA ±	3.00	4-20-2016	18,224	19,041
GNMA ±	3.00	5-20-2016	1,782	1,862
GNMA ±	3.00	7-20-2017	12,328	12,848
GNMA ±	3.00	8-20-2017	113,171	118,532
GNMA ±	3.00	8-20-2017	11,031	11,490
GNMA ±	3.00	9-20-2017	128,448	134,533
GNMA ±	3.00	11-20-2017	24,756	25,966
GNMA ±	3.00	12-20-2017	148,582	155,843
GNMA ±	3.00	1-20-2018	46,822	49,046
GNMA ±	3.00	6-20-2018	9,398	9,820
GNMA ±	3.00	11-20-2018	4,794	5,000
GNMA ±	3.00	12-20-2018	1,593	1,661
GNMA ±	3.00	1-20-2019	3,734	3,912
GNMA ±	3.00	2-20-2019	8,750	9,165
GNMA ±	3.00	3-20-2019	14,000	14,665
GNMA ±	3.00	5-20-2019	20,720	21,649
GNMA ±	3.00	6-20-2019	46,102	48,171
GNMA ±	3.00	8-20-2019	15,410	16,059
GNMA ±	3.00	6-20-2020	11,239	11,743
GNMA ±	3.00	1-20-2021	317	332
GNMA ±	3.00	2-20-2021	429	449
GNMA ±	3.50	9-20-2017	20,531	21,521
GNMA ±	3.50	10-20-2017	330	346

18	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA ±	3.50%	11-20-2017	$57,892	$60,731
GNMA ±	3.50	2-20-2018	36,483	38,246
GNMA ±	3.50	3-20-2018	4,617	4,840
GNMA ±	3.50	4-20-2018	7,224	7,584
GNMA ±	3.50	5-20-2018	2,757	2,895
GNMA ±	3.50	9-20-2018	5,822	6,103
GNMA ±	3.50	2-20-2019	32,490	34,060
GNMA ±	3.50	9-20-2019	58,685	61,514
GNMA ±	3.50	1-20-2020	14,059	14,699
GNMA ±	4.00	1-20-2016	172,987	181,873
GNMA ±	4.00	3-20-2016	29,129	30,625
GNMA ±	4.00	4-20-2016	4,257	4,452
GNMA ±	4.00	5-20-2016	662	692
GNMA ±	4.00	11-20-2017	23,786	25,052
GNMA ±	4.00	4-20-2018	13,170	13,772
GNMA ±	4.00	11-20-2018	86,207	90,794
GNMA ±	4.00	1-20-2019	108,926	110,723
GNMA ±	4.00	5-20-2019	5,239	5,479
GNMA ±	4.50	12-20-2017	3,456	3,661
GNMA ±	5.00	8-20-2015	3,799	4,039
GNMA ±	5.00	9-20-2015	6,243	6,638
GNMA ±	5.00	10-20-2015	6,408	6,814
GNMA	6.45	4-20-2025	85,738	97,426
GNMA	6.45	5-20-2025	43,239	47,188
GNMA	6.45	9-20-2025	53,008	62,100
GNMA	6.50	6-20-2034	140,590	159,436
GNMA	6.50	6-20-2034	86,860	98,503
GNMA	6.50	8-20-2034	1,449,073	1,643,316
GNMA	6.50	8-20-2034	91,229	103,721
GNMA	6.50	8-20-2034	116,785	132,440
GNMA	6.50	8-20-2034	126,306	143,602
GNMA	6.75	2-15-2029	140,658	166,781
GNMA	7.00	7-20-2034	69,810	81,595
GNMA	7.25	7-15-2017	20,740	22,760
GNMA	7.25	8-15-2017	45,362	50,135
GNMA	7.25	8-15-2017	23,386	25,776
GNMA	7.25	9-15-2017	34,342	38,091
GNMA	7.25	10-15-2017	63,667	70,339
GNMA	7.25	10-15-2017	36,076	39,786
GNMA	7.25	11-15-2017	28,750	31,605
GNMA	7.25	1-15-2018	10,527	11,640
GNMA	7.25	1-15-2018	25,432	28,336
GNMA	7.25	2-15-2018	25,916	28,737
GNMA	7.25	5-15-2018	13,543	14,829
GNMA	9.00	5-15-2016	8,232	8,269
GNMA	9.00	7-15-2016	1,107	1,112
GNMA	9.00	8-15-2016	11,454	11,504
GNMA	9.00	11-15-2016	6,723	6,753
GNMA	9.00	11-15-2016	4,791	5,260
GNMA	9.00	12-15-2016	265	266

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	9.00%	2-15-2017	$7,391	$8,197
GNMA	9.00	5-15-2017	1,380	1,386
GNMA	9.00	7-15-2017	10,553	10,665
GNMA	9.00	3-15-2020	4,806	5,031
GNMA	9.00	8-15-2021	813	817
GNMA	9.00	7-20-2024	1,112	1,148
GNMA	9.00	8-20-2024	503	586
GNMA	9.00	9-20-2024	2,743	3,378
GNMA	9.00	10-20-2024	12,929	14,826
GNMA	9.00	11-20-2024	658	727
GNMA	9.00	1-20-2025	9,228	11,435
GNMA	9.00	2-20-2025	28,810	35,245
GNMA Series 2011-H12 Class FA ±	0.70	2-20-2061	3,609,318	3,624,799
GNMA Series 2011-H17 Class FA ±	0.74	6-20-2061	2,037,230	2,049,042
SBA ±	4.01	9-25-2037	13,082,880	15,355,888

Total Agency Securities (Cost $1,333,936,801)				1,363,705,521

	Yield		Shares
Short-Term Investments: 5.75%

Investment Companies: 5.74%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)	0.01		82,744,393	82,744,393

	Interest rate		Principal
U.S. Treasury Securities: 0.01%
U.S. Treasury Bill #(z)	0.06	3-21-2013	$200,000	199,993

Total Short-Term Investments (Cost $82,944,386)				82,944,386

Total investments in securities
(Cost $1,416,881,187) *	100.31%	1,446,649,907
Other assets and liabilities, net	(0.31)	(4,509,789)

Total net assets	100.00%	$1,442,140,118

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

*	Cost for federal income tax purposes is $1,417,851,315 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$31,001,805
Gross unrealized depreciation	(2,203,213)

Net unrealized appreciation	$28,798,592

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Government Securities Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 62.78%
FDIC Series 2010-S1 Class 1A ±144A	0.75%	2-25-2048	$14,434,548	$14,463,244
FHLB	5.63	3-14-2036	6,150,000	8,334,929
FHLMC ±	0.65	2-15-2033	165,607	165,671
FHLMC ±	2.26	10-1-2026	314,190	334,599
FHLMC ±	2.38	6-1-2032	125,913	133,354
FHLMC ±	2.50	7-1-2029	331,672	351,184
FHLMC ±	3.03	9-1-2031	10,319	10,494
FHLMC ±	3.03	9-1-2031	258,156	260,856
FHLMC ±	3.21	7-1-2032	2,382,143	2,440,887
FHLMC %%	3.50	3-1-2043	92,285,000	97,158,809
FHLMC ±	3.75	5-1-2026	99,441	105,448
FHLMC %%	4.00	3-1-2043	29,010,000	30,814,059
FHLMC ±	4.08	1-1-2038	1,098,993	1,190,227
FHLMC	4.50	3-1-2042	1,748,353	1,879,782
FHLMC	5.00	5-1-2018	563,215	602,112
FHLMC	5.00	4-1-2019	541,113	583,557
FHLMC	5.00	4-1-2019	440,466	475,015
FHLMC	5.00	6-1-2019	628,133	677,402
FHLMC	5.00	8-1-2019	2,588,287	2,779,173
FHLMC	5.00	10-1-2019	775,620	836,458
FHLMC	5.00	2-1-2020	2,367,873	2,553,603
FHLMC	5.00	8-1-2040	5,161,301	5,602,316
FHLMC	5.50	11-1-2023	427,385	467,185
FHLMC	5.50	7-1-2035	15,396,051	16,858,332
FHLMC	5.50	12-1-2038	11,945,639	12,964,485
FHLMC	6.00	10-1-2032	120,991	135,243
FHLMC	6.00	5-25-2043	8,276,456	9,341,454
FHLMC ±	6.38	1-1-2026	88,071	88,703
FHLMC	6.50	4-1-2018	54,997	57,931
FHLMC	6.50	4-1-2021	131,584	135,802
FHLMC	6.50	4-1-2022	211,185	234,146
FHLMC	6.50	4-1-2026	1,881	2,192
FHLMC	6.50	9-1-2028	67,156	78,823
FHLMC	6.50	9-1-2028	25,088	29,446
FHLMC	6.50	7-1-2031	10	12
FHLMC	6.50	8-1-2037	1,069,858	1,178,659
FHLMC	6.50	10-1-2037	139,720	153,929
FHLMC	7.00	11-17-2013	3,344	3,343
FHLMC	7.00	10-1-2014	260,207	269,531
FHLMC	7.00	12-1-2023	9,403	10,954
FHLMC	7.00	5-1-2024	12,665	14,753
FHLMC	7.00	12-1-2026	2,581	3,058
FHLMC	7.00	12-1-2026	4,645	5,503
FHLMC	7.00	12-1-2026	142	169
FHLMC	7.00	12-1-2026	404	479
FHLMC	7.00	12-1-2026	1,292	1,530
FHLMC	7.00	4-1-2029	5,199	6,211
FHLMC	7.00	4-1-2029	2,140	2,545
FHLMC	7.00	5-1-2029	44,385	52,802
FHLMC	7.00	4-1-2032	331,749	388,666

2	Wells Fargo Advantage Government Securities Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	7.50%	11-1-2031	$387,683	$475,823
FHLMC	7.50	4-1-2032	340,493	391,922
FHLMC	8.00	2-1-2017	12,064	13,221
FHLMC	8.00	8-1-2023	50,992	59,267
FHLMC	8.00	6-1-2024	13,756	16,399
FHLMC	8.00	6-1-2024	4,358	4,523
FHLMC	8.00	6-1-2024	14,674	17,490
FHLMC	8.00	8-1-2026	36,105	43,911
FHLMC	8.00	11-1-2026	37,526	45,700
FHLMC	8.00	11-1-2028	28,415	34,130
FHLMC	8.50	7-1-2022	6,159	7,371
FHLMC	8.50	12-1-2025	31,624	38,686
FHLMC	8.50	5-1-2026	4,219	5,138
FHLMC	8.50	8-1-2026	8,294	8,788
FHLMC	8.50	8-1-2026	30,882	31,184
FHLMC	9.00	6-1-2016	7,784	8,383
FHLMC	9.00	1-1-2017	14,674	14,949
FHLMC	9.00	4-1-2017	20,976	23,084
FHLMC	9.00	11-1-2018	77,327	84,908
FHLMC	9.00	8-1-2019	680	758
FHLMC	9.00	8-1-2019	110	112
FHLMC	9.00	8-1-2019	292	301
FHLMC	9.00	12-1-2019	304	352
FHLMC	9.00	1-1-2020	85	93
FHLMC	9.00	2-1-2020	200	236
FHLMC	9.00	2-1-2020	4,345	4,361
FHLMC	9.00	3-1-2020	2,462	2,537
FHLMC	9.00	3-1-2020	337	354
FHLMC	9.00	9-1-2020	948	1,006
FHLMC	9.00	9-1-2020	378	441
FHLMC	9.00	12-1-2020	78	81
FHLMC	9.00	2-1-2021	154	155
FHLMC	9.00	3-1-2021	7,536	8,772
FHLMC	9.00	4-1-2021	7,690	8,487
FHLMC	9.00	4-1-2021	457	544
FHLMC	9.00	4-1-2021	109,406	121,887
FHLMC	9.00	6-1-2021	1,200	1,237
FHLMC	9.00	7-1-2021	5,910	5,937
FHLMC	9.00	7-1-2021	4,859	5,076
FHLMC	9.00	8-1-2021	994	1,183
FHLMC	9.00	4-1-2022	3,665	3,680
FHLMC	9.00	7-1-2022	1,151	1,339
FHLMC	9.00	9-1-2024	1,945	2,324
FHLMC	9.00	10-1-2024	732	735
FHLMC	9.50	9-1-2016	63	69
FHLMC	9.50	10-1-2016	431	478
FHLMC	9.50	8-1-2018	45	45
FHLMC	9.50	8-1-2019	272	316
FHLMC	9.50	2-1-2020	13	15
FHLMC	9.50	6-1-2020	113	135

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Government Securities Fund	3

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	9.50%	8-1-2020	$721	$848
FHLMC	9.50	9-1-2020	94	112
FHLMC	9.50	9-1-2020	25	25
FHLMC	9.50	9-1-2020	12,437	14,035
FHLMC	9.50	10-1-2020	95	114
FHLMC	9.50	10-1-2020	55	63
FHLMC	9.50	11-1-2020	116	138
FHLMC	9.50	5-1-2021	320	387
FHLMC	9.50	9-17-2022	1,096,238	1,267,973
FHLMC	9.50	4-1-2025	116,737	142,887
FHLMC	10.00	8-1-2017	32	36
FHLMC	10.00	1-1-2019	22	26
FHLMC	10.00	8-1-2019	35	37
FHLMC	10.00	12-1-2019	354	425
FHLMC	10.00	3-1-2020	37	44
FHLMC	10.00	6-1-2020	57	67
FHLMC	10.00	7-1-2020	61	67
FHLMC	10.00	8-1-2020	65	77
FHLMC	10.00	10-1-2021	112,536	131,381
FHLMC	10.00	8-17-2022	497,932	539,478
FHLMC	10.00	2-17-2025	987,218	1,086,065
FHLMC	10.50	2-1-2019	36	36
FHLMC	10.50	5-1-2019	154	157
FHLMC	10.50	6-1-2019	23	27
FHLMC	10.50	8-1-2019	28,293	33,326
FHLMC	10.50	12-1-2019	39,901	42,946
FHLMC	10.50	5-1-2020	7,201	7,511
FHLMC	10.50	5-1-2020	76,103	90,747
FHLMC	10.50	8-1-2020	39,862	42,329
FHLMC	10.50	8-1-2020	17,891	17,993
FHLMC Series 16 Class D	10.00	10-15-2019	25,355	28,119
FHLMC Series 1671 Class 1671-TA ±	0.75	2-15-2024	17,331	17,334
FHLMC Series 2882 Class TF ±	0.45	10-15-2034	4,664,792	4,664,400
FHLMC Series 3221 Class VA	5.00	9-15-2017	6,280,916	6,685,024
FHLMC Series 3706 Class C	2.00	8-15-2020	8,961,223	9,194,233
FHLMC Series 3767 Class PD	4.00	7-15-2040	1,010,725	1,056,653
FHLMC Series K020 Class X1 ±(c)	1.48	5-25-2022	48,960,634	5,230,024
FHLMC Series R008 Class FK ±	0.60	7-15-2023	788,358	788,825
FHLMC Series T-57 Class 1A1	6.50	7-25-2043	2,052,636	2,349,408
FHLMC Series T-57 Class 2A1 ±	3.34	7-25-2043	4,105,904	4,260,885
FHLMC Series T-67 Class 1A1C ±	3.05	3-25-2036	2,459,105	2,569,052
FHLMC Series T-67 Class 2A1C ±	3.06	3-25-2036	3,995,153	4,195,086
FHLMC Series T-75 Class A1 ±	0.24	12-25-2036	8,444,954	8,390,932
FHLMC Structured Pass-Through Securities Series T-15 Class A6 ±	0.65	11-25-2028	297,840	285,808
FHLMC Structured Pass-Through Securities Series T-23 Class A ±	0.48	5-25-2030	1,245,122	1,184,756
FHLMC Structured Pass-Through Securities Series T-35 Class A ±	0.48	9-25-2031	544,712	503,647
FHLMC Structured Pass-Through Securities Series T-42 Class A6	9.50	2-25-2042	1,523,238	1,864,458
FHLMC Structured Pass-Through Securities Series T-55 Class 2A1 ±	2.76	3-25-2043	775,201	786,841
FHMLC ±	0.64	11-15-2033	8,686,040	8,699,590
FNMA	1.75	5-30-2019	19,000,000	19,607,107

4	Wells Fargo Advantage Government Securities Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.31%	9-1-2031	$118,613	$126,141
FNMA ±	2.37	11-1-2031	246,328	262,228
FNMA	2.38	1-13-2022	10,415,000	10,822,008
FNMA ±	2.40	9-1-2031	519,740	552,551
FNMA ±	2.41	12-1-2034	2,209,279	2,352,409
FNMA ±	2.42	6-1-2032	242,047	248,268
FNMA ±	2.42	6-1-2034	1,029,084	1,087,221
FNMA ±	2.45	12-1-2040	99,870	106,676
FNMA ±	2.47	5-1-2036	4,705,181	4,910,064
FNMA	2.50	4-25-2039	582,543	606,043
FNMA ±	2.51	12-1-2035	2,781,210	2,945,296
FNMA ±	2.55	10-1-2027	352,111	378,708
FNMA ±	2.59	5-1-2036	2,873,408	3,045,815
FNMA ±	2.81	4-1-2032	220,011	232,501
FNMA ±	2.86	9-1-2036	2,154,655	2,301,880
FNMA ±	2.87	8-1-2036	3,456,227	3,684,176
FNMA ±	2.91	9-1-2027	1,004,395	1,060,253
FNMA	3.00	5-1-2027	1,481,526	1,562,084
FNMA %%	3.00	3-1-2028	2,810,000	2,957,525
FNMA %%	3.00	3-1-2043	56,720,000	58,722,925
FNMA ±	3.17	7-1-2026	661,782	713,206
FNMA ±	3.17	2-1-2027	1,590,296	1,647,356
FNMA ±	3.22	5-1-2036	2,215,319	2,337,705
FNMA ±	3.36	4-1-2033	141,412	150,722
FNMA ±	3.42	1-1-2033	103,683	103,564
FNMA	3.50	2-1-2026	6,855,839	7,272,546
FNMA %%	3.50	3-1-2028	9,465,000	10,032,900
FNMA %%	3.50	3-1-2043	39,660,000	41,940,450
FNMA	3.69	6-1-2017	14,137,615	15,560,567
FNMA	4.00	5-1-2021	2,552,176	2,744,386
FNMA %%	4.00	3-1-2043	58,655,000	62,522,564
FNMA %%	4.00	3-1-2028	16,645,000	17,812,750
FNMA	4.15	7-1-2014	10,466,504	10,809,663
FNMA ±	4.24	7-1-2033	170,867	171,732
FNMA ±	4.30	9-1-2028	766,891	797,873
FNMA	4.50	8-1-2018	2,614,723	2,819,407
FNMA	4.50	12-1-2018	1,964,655	2,118,450
FNMA %%	4.50	3-1-2043	71,092,000	76,523,870
FNMA %%	4.50	3-1-2028	14,130,000	15,198,581
FNMA	4.62	7-1-2013	3,958,220	3,947,144
FNMA	4.68	2-1-2020	3,348,296	3,882,990
FNMA	4.79	5-1-2019	2,226,435	2,567,791
FNMA	5.00	4-1-2014	1,090,514	1,099,552
FNMA	5.00	12-1-2018	1,532,609	1,660,785
FNMA	5.00	6-1-2019	1,593,447	1,726,711
FNMA	5.00	6-1-2023	4,035,602	4,363,652
FNMA	5.00	3-1-2034	2,347,484	2,556,504
FNMA	5.00	8-1-2040	10,737,730	11,841,225
FNMA	5.00	8-1-2040	60,898,322	65,927,541
FNMA	5.03	5-1-2015	6,422,431	6,920,447

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Government Securities Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.12%	1-1-2017	$11,700,000	$13,083,797
FNMA	5.22	10-1-2015	3,320,808	3,601,459
FNMA	5.38	5-1-2017	735,735	822,623
FNMA	5.39	1-1-2024	2,928,342	3,414,850
FNMA	5.50	6-1-2016	402,974	431,478
FNMA	5.50	1-1-2025	509,601	557,058
FNMA	5.50	1-1-2025	1,936,679	2,117,032
FNMA	5.50	9-1-2033	6,675,232	7,342,606
FNMA	5.50	9-1-2033	3,623,071	3,985,297
FNMA	5.50	6-1-2034	14,705,979	16,208,418
FNMA	5.50	8-1-2035	3,669,674	4,021,652
FNMA	5.50	1-1-2037	3,547,769	3,888,054
FNMA	5.55	5-1-2016	3,144,579	3,516,478
FNMA	5.55	9-1-2019	3,604,735	3,807,656
FNMA	5.61	2-1-2021	3,200,269	3,677,218
FNMA	5.63	2-1-2018	1,106,568	1,277,232
FNMA	5.67	3-1-2016	6,260,302	6,945,688
FNMA	5.67	11-1-2021	5,655,749	6,536,835
FNMA	5.70	3-1-2016	958,312	1,063,577
FNMA	5.75	5-1-2021	3,609,156	4,293,323
FNMA	5.79	10-1-2017	1,098,169	1,266,808
FNMA	5.95	6-1-2024	1,823,827	2,192,118
FNMA	6.00	12-1-2013	17,583	17,790
FNMA	6.00	5-1-2016	414,014	417,781
FNMA	6.00	3-1-2024	216,341	238,207
FNMA	6.00	2-1-2035	2,893,384	3,243,690
FNMA	6.00	11-1-2037	3,435,980	3,774,669
FNMA %%	6.00	3-1-2043	21,385,000	23,436,623
FNMA	6.08	1-1-2019	1,369,399	1,438,680
FNMA	6.50	6-1-2017	296,148	316,164
FNMA	6.50	1-1-2024	98,192	112,637
FNMA	6.50	3-1-2028	55,793	62,526
FNMA	6.50	12-1-2029	791,170	924,769
FNMA	6.50	11-1-2031	193,011	224,734
FNMA	6.50	7-1-2036	1,887,717	2,110,750
FNMA	6.50	7-1-2036	1,458,981	1,632,966
FNMA	6.50	9-1-2037	458,357	505,615
FNMA	6.50	7-25-2042	2,925,480	3,359,642
FNMA	6.65	5-1-2016	1,460,187	1,639,532
FNMA	7.00	11-1-2026	21,885	25,638
FNMA	7.00	9-1-2031	6,714	8,011
FNMA	7.00	1-1-2032	7,212	8,606
FNMA	7.00	2-1-2032	255,357	304,690
FNMA	7.00	2-1-2032	33,050	39,459
FNMA	7.00	10-1-2032	527,785	629,112
FNMA	7.00	2-1-2034	5,881	6,990
FNMA	7.00	4-1-2034	483,795	577,494
FNMA	7.00	12-1-2034	71,983	85,551
FNMA	7.00	6-1-2035	10,276	12,190
FNMA	7.00	1-1-2036	39,958	47,403

6	Wells Fargo Advantage Government Securities Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	7.00%	9-1-2036	$590,062	$700,854
FNMA	7.48	1-1-2025	966,624	974,198
FNMA	7.50	7-1-2015	10,682	10,813
FNMA	7.50	9-1-2031	179,290	219,461
FNMA	7.50	11-25-2031	1,198,058	1,369,816
FNMA	7.50	2-1-2032	69,481	85,173
FNMA	7.50	10-1-2037	4,440,087	5,199,330
FNMA	8.00	8-1-2020	11,029	11,063
FNMA	8.00	5-1-2027	66,851	70,646
FNMA	8.00	10-1-2027	15,493	15,542
FNMA	8.00	6-1-2028	11,590	13,953
FNMA	8.00	1-1-2030	19,830	19,892
FNMA	8.00	2-1-2030	252,449	310,056
FNMA	8.00	9-1-2040	2,416,672	2,935,169
FNMA	8.50	12-1-2014	467	468
FNMA	8.50	5-1-2017	7,808	8,627
FNMA	8.50	5-1-2017	364,727	405,089
FNMA	8.50	8-1-2024	45,674	55,613
FNMA	8.50	5-1-2026	300,658	365,084
FNMA	8.50	7-1-2026	35,833	38,769
FNMA	8.50	8-1-2026	18,163	18,759
FNMA	8.50	9-1-2026	720	845
FNMA	8.50	10-1-2026	39,224	40,286
FNMA	8.50	10-1-2026	408	434
FNMA	8.50	10-1-2026	10,840	10,879
FNMA	8.50	11-1-2026	78,745	87,683
FNMA	8.50	11-1-2026	12,976	14,311
FNMA	8.50	11-1-2026	6,800	6,825
FNMA	8.50	12-1-2026	25,817	31,793
FNMA	8.50	12-1-2026	359	363
FNMA	8.50	12-1-2026	341,664	419,217
FNMA	8.50	2-1-2027	731	903
FNMA	8.50	2-1-2027	9,763	9,907
FNMA	8.50	3-1-2027	1,587	1,964
FNMA	8.50	3-1-2027	3,179	3,213
FNMA	8.50	6-1-2027	685,995	843,231
FNMA	8.50	7-1-2029	1,009	1,024
FNMA	9.00	3-1-2021	72,852	83,509
FNMA	9.00	6-1-2021	297	352
FNMA	9.00	7-1-2021	126,007	142,544
FNMA	9.00	8-1-2021	426	509
FNMA	9.00	10-1-2021	70,431	79,118
FNMA	9.00	1-1-2025	3,164	3,258
FNMA	9.00	1-1-2025	31,916	39,304
FNMA	9.00	2-1-2025	11,877	11,925
FNMA	9.00	3-1-2025	1,624	1,709
FNMA	9.00	3-1-2025	4,415	4,706
FNMA	9.00	3-1-2025	16,660	16,724
FNMA	9.00	3-1-2025	1,770	1,781
FNMA	9.00	4-1-2025	4,514	4,569

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Government Securities Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	9.00%	7-1-2028	$62,921	$75,701
FNMA	9.50	11-1-2020	318	382
FNMA	9.50	12-15-2020	119,725	129,852
FNMA	9.50	1-1-2021	36,305	38,350
FNMA	9.50	6-1-2022	7,875	9,276
FNMA	9.50	7-1-2028	98,933	122,544
FNMA	10.00	12-1-2020	153,896	179,532
FNMA	11.00	2-1-2019	19,593	19,701
FNMA	11.00	10-15-2020	18,138	19,285
FNMA	11.25	2-1-2016	4,591	4,616
FNMA	12.00	7-15-2014	27,931	28,067
FNMA Grantor Trust Series 2000-T6 Class A2	9.50	6-25-2030	1,551,326	1,808,102
FNMA Grantor Trust Series 2001-T10 Class A3	9.50	12-25-2041	2,634,518	3,130,566
FNMA Grantor Trust Series 2001-T12 Class A3	9.50	8-25-2041	703,422	844,799
FNMA Grantor Trust Series 2001-T8 Class A3 ±	3.73	7-25-2041	1,728,401	1,745,911
FNMA Grantor Trust Series 2002-T19 Class A1	6.50	7-25-2042	7,674,856	8,976,611
FNMA Grantor Trust Series 2002-T5 Class A1 ±	0.44	5-25-2032	499,209	490,465
FNMA Grantor Trust Series 2003-T2 Class A1 ±	0.48	3-25-2033	410,829	396,077
FNMA Grantor Trust Series 2004-T1 Class 1A2	6.50	1-25-2044	1,282,178	1,529,161
FNMA Series 1988-2 Class Z	10.10	2-25-2018	37,019	40,029
FNMA Series 1988-7 Class Z	9.25	4-25-2018	41,126	45,439
FNMA Series 1989-10 Class Z	9.50	3-25-2019	274,393	313,713
FNMA Series 1989-100 Class Z	8.75	12-25-2019	223,017	250,958
FNMA Series 1989-12 Class Y	10.00	3-25-2019	454,013	520,861
FNMA Series 1989-22 Class G	10.00	5-25-2019	290,052	334,801
FNMA Series 1989-63 Class Z	9.40	10-25-2019	46,711	51,900
FNMA Series 1989-98 Class E	9.20	12-25-2019	93,938	105,514
FNMA Series 1990-144 Class W	9.50	12-25-2020	165,265	191,535
FNMA Series 1990-75 Class Z	9.50	7-25-2020	181,712	210,948
FNMA Series 1990-84 Class Y	9.00	7-25-2020	47,511	54,249
FNMA Series 1990-96 Class Z	9.67	8-25-2020	251,278	292,387
FNMA Series 1991-5 Class Z	8.75	1-25-2021	89,568	101,896
FNMA Series 1991-85 Class Z	8.00	6-25-2021	241,825	265,183
FNMA Series 1992-45 Class Z	8.00	4-25-2022	225,321	265,637
FNMA Series 2001-T4 Class A1	7.50	7-25-2041	1,350,803	1,609,787
FNMA Series 2002-T12 Class A5 ±	3.40	10-25-2041	1,932,428	1,982,269
FNMA Series 2003-90 Class FL ±	0.65	3-25-2031	1,274,507	1,275,118
FNMA Series 2003-W1 Class 1A1 ±	6.14	12-25-2042	1,142,221	1,328,003
FNMA Series 2003-W19 Class 1A6	5.29	11-25-2033	1,451,547	1,485,378
FNMA Series 2004-79 Class FA ±	0.49	8-25-2032	2,318,776	2,318,180
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	2,621,950	3,126,280
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	2,441,126	2,844,241
FNMA Series 2004-W4 Class A9	5.50	6-25-2034	1,515,160	1,517,951
FNMA Series 2005-71 Class DB	4.50	8-25-2025	3,272,609	3,564,689
FNMA Series 2007-2 Class FA ±	0.40	2-25-2037	1,078,734	1,074,812
FNMA Series 2007-W10 Class 2A ±	6.25	8-25-2047	1,539,923	1,792,939
FNMA Series 2009-108 Class DE	4.50	8-25-2027	661,558	676,178
FNMA Series G-8 Class E	9.00	4-25-2021	231,552	264,666
FNMA Series G92-30 Class Z	7.00	6-25-2022	461,905	510,029
FNMA Series G93-39 Class ZQ	6.50	12-25-2023	4,153,437	4,688,059

8	Wells Fargo Advantage Government Securities Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA STRIPS Series 161 Class 2	8.50%	7-25-2022	$96,012	$20,588
FNMA STRIPS Series 265 Class 2	9.00	3-1-2024	263,532	309,710
FNMA Whole Loan Series 1999-W6 Class A ±	9.59	9-25-2028	56,227	59,963
FNMA Whole Loan Series 2002-W4 Class A4	6.25	5-25-2042	1,283,289	1,459,052
FNMA Whole Loan Series 2003-W06 Class PT4 ±	9.18	10-25-2042	3,204,962	3,722,342
FNMA Whole Loan Series 2003-W11 Class A1 ±	3.26	6-25-2033	229,663	228,652
FNMA Whole Loan Series 2003-W3 Class 1A4 ±	3.39	8-25-2042	4,546,365	4,897,499
FNMA Whole Loan Series 2003-W5 Class A ±	0.42	4-25-2033	574,049	564,666
FNMA Whole Loan Series 2003-W6 Class 6A ±	3.06	8-25-2042	3,356,791	3,575,596
FNMA Whole Loan Series 2003-W8 Class PT1 ±	8.69	12-25-2042	1,441,912	1,692,266
FNMA Whole Loan Series 2003-W9 Class A ±	0.44	6-25-2033	184,481	175,691
GNMA ±	3.00	8-20-2020	273,811	286,782
GNMA ±	3.00	11-20-2020	184,692	193,718
GNMA	4.00	6-20-2042	25,333,604	27,343,327
GNMA	4.00	9-20-2042	597,270	644,651
GNMA %%	4.50	3-1-2043	57,530,000	62,626,801
GNMA	5.00	7-20-2040	12,932,149	14,381,805
GNMA	6.00	8-20-2034	716,131	809,348
GNMA	6.50	12-15-2025	48,035	55,725
GNMA	6.50	4-15-2029	1,105	1,301
GNMA	6.50	5-15-2029	4,359	5,053
GNMA	6.50	5-15-2031	3,249	3,813
GNMA	6.50	7-15-2032	2,096	2,418
GNMA	6.50	9-20-2033	136,685	156,631
GNMA	7.00	12-15-2022	76,249	88,184
GNMA	7.00	5-15-2026	6,754	8,002
GNMA	7.00	3-15-2028	79,781	95,303
GNMA	7.00	1-15-2031	506	602
GNMA	7.00	4-15-2031	10,704	12,744
GNMA	7.00	4-15-2031	1,382	1,646
GNMA	7.00	8-15-2031	23,342	27,790
GNMA	7.00	3-15-2032	17,341	20,604
GNMA	7.00	5-15-2032	3,771	3,777
GNMA	7.34	10-20-2021	72,677	84,081
GNMA	7.34	12-20-2021	25,961	30,034
GNMA	7.34	2-20-2022	24,382	28,456
GNMA	7.34	4-20-2022	30,808	35,956
GNMA	7.34	9-20-2022	86,383	100,817
GNMA	8.00	4-15-2023	2,653	2,663
GNMA	8.00	6-15-2023	7,690	9,161
GNMA	8.00	12-15-2023	767,819	913,818
GNMA	8.00	2-15-2024	1,647	1,969
GNMA	8.00	9-15-2024	5,480	5,801
GNMA	8.00	6-15-2025	194	205
GNMA	8.00	6-15-2025	20,561	20,641
GNMA	8.35	4-15-2020	595,877	643,809
GNMA	8.40	5-15-2020	277,412	300,219
GNMA	8.50	7-15-2016	1,093	1,098
GNMA	9.00	12-15-2016	5,680	5,705
GNMA	9.00	3-15-2020	6,567	6,597

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Government Securities Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	9.00%	4-15-2021	$3,446	$3,536
GNMA	9.50	10-20-2019	137,953	148,589
GNMA	10.00	12-15-2018	9,421	9,471
GNMA	12.50	4-15-2019	26,883	28,282
GNMA	13.00	11-15-2014	895	959
GNMA Series 2002-53 Class IO ±(c)	0.00	4-16-2042	26,098,268	3,628
GNMA Series 2003-110 Class FT ±	1.45	12-16-2030	1,309,268	1,315,433
GNMA Series 2005-23 Class IO ±(c)	1.70	6-17-2045	66,594,958	750,192
GNMA Series 2006-32 Class C ±	5.51	11-16-2038	12,510,000	13,991,109
GNMA Series 2006-32 Class XM ±(c)	0.18	11-16-2045	39,410,646	326,202
GNMA Series 2006-68 Class D ±	5.31	12-16-2037	12,520,000	13,899,654
GNMA Series 2007-35 Class NF ±	0.30	10-16-2035	15,924,441	15,935,286
GNMA Series 2007-44 Class FP ±	0.37	3-20-2036	12,441,851	12,453,198
GNMA Series 2007-69 Class D ±	5.25	6-16-2041	1,000,000	1,123,001
GNMA Series 2008-22 Class XM ±(c)	0.60	2-16-2050	122,279,516	4,360,854
GNMA Series 2009-29 Class CN	4.50	2-20-2032	1,039,686	1,046,164
SBA (i)(a)(c)	1.44	2-15-2018	438,704	5,686
SBA Series 1992- 6 Class A (a)(c)(i)	1.51	10-15-2017	1,393,668	17,153
TVA	5.38	4-1-2056	3,670,000	4,770,593

Total Agency Securities (Cost $1,156,233,000)				1,179,709,067

Municipal Obligations: 0.46%

Arkansas: 0.01%
Arkansas Development Finance Authority (Housing Revenue, GNMA Insured)	9.75	11-15-2014	100,179	104,287

Texas: 0.45%
Retama TX Development Corporation (Miscellaneous Revenue)	10.00	12-15-2020	5,405,000	8,423,422

Total Municipal Obligations (Cost $7,124,755)				8,527,709

Non-Agency Mortgage Backed Securities: 5.03%
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR-7 Class A3 ±	5.12	2-11-2041	6,450,000	6,907,737
Citigroup Commercial Mortgage Trust Series 2006-C4 Class A3 ±	5.74	3-15-2049	10,188,000	11,494,346
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4	5.43	10-15-2049	11,280,000	12,739,553
Commercial Mortgage Trust Pass-Through Certificates Series 2004-LB4A Class A4	4.58	10-15-2037	3,247,424	3,256,003
GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A7A ±	4.97	7-10-2045	9,360,000	10,178,523
Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	2-15-2031	13,165,000	14,518,717
Morgan Stanley Capital I Series 2004-HQ4 Class A7	4.97	4-14-2040	7,640,000	7,980,484
Morgan Stanley Capital I Series 2006-HQ8 Class A4 ±	5.42	3-12-2044	1,995,000	2,204,423
Morgan Stanley Dean Witter Capital I Series 2004-T15 Class A3	5.03	6-13-2041	2,233,777	2,246,803
National Credit Union Administration Board Guaranteed Notes Series 2010-C1 Class A2	2.90	10-29-2020	1,310,000	1,403,306
National Credit Union Administration Board Guaranteed Notes Series 2010-C1 Class APT	2.65	10-29-2020	9,125,508	9,671,888
National Credit Union Administration Board Guaranteed Notes Series 2011-R4 Class 1A ±	0.58	3-6-2020	4,454,576	4,464,332
National Credit Union Administration Board Guaranteed Notes Series 2011-R6 Class 1A ±	0.58	5-7-2020	6,055,427	6,066,544

10	Wells Fargo Advantage Government Securities Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
Vendee Mortgage Trust Series 1995-1 Class 4 ±	8.78%	2-15-2025	$462,193	$548,981
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	6-15-2025	653,366	798,455

Total Non-Agency Mortgage Backed Securities (Cost $92,996,570)				94,480,095

U.S. Treasury Securities: 30.02%
U.S. Treasury Bond	2.75	8-15-2042	11,050,000	10,304,125
U.S. Treasury Bond	3.75	8-15-2041	29,900,000	34,001,921
U.S. Treasury Bond ##	4.50	2-15-2036	16,065,000	20,507,969
U.S. Treasury Bond ##	4.63	2-15-2040	22,800,000	29,860,886
U.S. Treasury Note	0.25	1-31-2014	28,380,000	28,399,951
U.S. Treasury Note	0.38	3-15-2015	82,035,000	82,233,689
U.S. Treasury Note	0.38	11-15-2015	25,000,000	25,041,025
U.S. Treasury Note «	0.50	10-15-2014	124,500,000	125,073,821
U.S. Treasury Note	0.63	4-30-2013	11,450,000	11,459,836
U.S. Treasury Note	0.88	1-31-2018	50,785,000	51,094,484
U.S. Treasury Note	2.00	11-15-2021	50,440,000	51,886,216
U.S. Treasury Note	2.25	7-31-2018	25,740,000	27,630,294
U.S. Treasury Note	6.25	8-15-2023	25,060,000	35,475,563
U.S. Treasury Note	7.25	8-15-2022	20,950,000	31,148,397

Total U.S. Treasury Securities (Cost $549,413,874)				564,118,177

Yankee Corporate Bonds and Notes: 4.44%

Financials: 4.44%

Commercial Banks: 3.77%
Bank of Nova Scotia 144A	1.65	10-29-2015	13,235,000	13,601,610
Canadian Imperial Bank 144A	0.90	9-19-2014	8,355,000	8,421,005
Kommunalbanken AS 144A	2.38	1-19-2016	10,135,000	10,646,007
Landwirtschaftliche Rentenbank	2.50	2-15-2016	14,125,000	14,925,323
Nordea Eiendomskreditt 144A	1.88	4-7-2015	10,430,000	10,598,966
Swedbank Hypotek 144A	2.13	8-31-2016	12,110,000	12,606,147

				70,799,058

Diversified Financial Services: 0.67%
FMS Wertmanagement	1.00	11-21-2017	12,660,000	12,666,355

Total Yankee Corporate Bonds and Notes (Cost $80,949,639)				83,465,413

	Yield		Shares

Short-Term Investments: 24.18%

Investment Companies: 24.16%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (u)(l)##	0.01		451,921,531	451,921,531
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(u)(l)	0.18		2,055,200	2,055,200

				453,976,731

			Principal

U.S. Treasury Securities: 0.02%
U.S Treasury Bill (z)#	0.07	3-21-2013	$400,000	399,986

Total Short-Term Investments (Cost $454,376,717)				454,376,717

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Government Securities Fund	11

Security name		Value

Total investments in securities
(Cost $2,341,094,555)*	126.91%	$2,384,677,178
Other assets and liabilities, net	(26.91)	(505,581,039)

Total net assets	100.00%	$1,879,096,139

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

%%	Security issued on a when-issued basis.

(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

(i)	Illiquid security

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

##	All or a portion of this security has been segregated for when-issued securities.

«	All or a portion of this security is on loan.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $2,347,288,896 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$58,623,292
Gross unrealized depreciation	(21,235,010)

Net unrealized appreciation	$37,388,282

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: April 26, 2013

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date: April 26, 2013